UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-4676

Harbor Funds
(Exact name of Registrant as specified in charter)

111 South Wacker Drive, 34th Floor
Chicago, Illinois 60606-4302
(Address of principal executive offices) (Zip code)

Charles F. McCain, Esq. HARBOR FUNDS 111 South Wacker Drive, 34th Floor Chicago, Illinois 60606-4302	Christopher P. Harvey, Esq. DECHERT LLP One International Place – 40th Floor 100 Oliver Street Boston, MA 02110-2605
(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 443-4400
Date of fiscal year end: April 30
Date of reporting period: April 30, 2022

ITEM 1 – REPORTS TO STOCKHOLDERS
The following are copies of reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1):

Semi-Annual Report
Harbor Funds
April 30, 2022
Harbor Capital Appreciation Fund
Harbor Convertible Securities Fund
Harbor Core Bond Fund
Harbor Core Plus Fund (formerly, Harbor Bond Fund)
Harbor Disruptive Innovation Fund
Harbor Diversified International All Cap Fund
Harbor Emerging Markets Equity Fund
Harbor Focused International Fund
Harbor Global Leaders Fund
Harbor High-Yield Bond Fund
Harbor International Fund
Harbor International Growth Fund
Harbor International Small Cap Fund
Harbor Large Cap Value Fund
Harbor Mid Cap Fund
Harbor Mid Cap Value Fund
Harbor Money Market Fund
Harbor Overseas Fund
Harbor Small Cap Growth Fund
Harbor Small Cap Value Fund
Harbor Strategic Growth Fund

This document must be preceded or accompanied by a Prospectus.

Harbor Capital Appreciation Fund
Portfolio of Investments—April 30, 2022 (Unaudited)

Subadvisor: Jennison Associates LLC

Sector Allocation (% of investments)

Portfolio of Investments
Value and Cost in Thousands
COMMON STOCKS—99.3%
Shares		Value
AUTOMOBILES—8.8%
2,791,197	Tesla Inc.*	$2,430,463
CAPITAL MARKETS—3.1%
1,002,790	Goldman Sachs Group Inc.	306,342
4,289,826	KKR & Co. Inc.	218,653
851,036	S&P Global Inc.	320,415
		845,410
ENERGY EQUIPMENT & SERVICES—1.2%
8,713,993	Schlumberger Ltd.	339,933
ENTERTAINMENT—0.9%
776,762	Netflix Inc.*	147,864
3,062,904	Roblox Corp.*	93,878
		241,742
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—1.0%
1,140,903	American Tower Corp.	274,980
FOOD & STAPLES RETAILING—1.8%
942,235	Costco Wholesale Corp.	501,005
HEALTH CARE EQUIPMENT & SUPPLIES—2.9%
2,403,576	Abbott Laboratories	272,806
644,624	Dexcom Inc.*	263,380
1,142,510	Intuitive Surgical Inc.*	273,403
		809,589
HEALTH CARE PROVIDERS & SERVICES—1.7%
936,568	UnitedHealth Group Inc.	476,292
HOTELS, RESTAURANTS & LEISURE—3.9%
3,278,485	Airbnb Inc.*	502,297
179,942	Chipotle Mexican Grill Inc.*	261,925
1,827,670	Marriott International Inc.*	324,448
		1,088,670
INTERACTIVE MEDIA & SERVICES—9.8%
392,429	Alphabet Inc. Class A*	895,598
382,601	Alphabet Inc. Class C*	879,726
1,922,975	Match Group Inc.*	152,203
COMMON STOCKS—Continued
Shares		Value
INTERACTIVE MEDIA & SERVICES—Continued
1,708,101	Meta Platforms Inc.*	$342,423
10,147,913	Snap Inc.*	288,810
3,320,303	ZoomInfo Technologies Inc.*	157,382
		2,716,142
INTERNET & DIRECT MARKETING RETAIL—7.8%
732,350	Amazon.com Inc.*	1,820,351
340,307	MercadoLibre Inc. (Argentina)*	331,333
		2,151,684
IT SERVICES—9.3%
262,191	Adyen NV (Netherlands)*,1	439,771
2,018,142	Mastercard Inc. Class A	733,352
223,714	MongoDB Inc.*	79,403
315,244	Shopify Inc. (Canada)*	134,553
1,383,569	Snowflake Inc.*	237,199
1,001,245	Twilio Inc.*	111,959
3,900,049	Visa Inc.	831,218
		2,567,455
LIFE SCIENCES TOOLS & SERVICES—1.8%
2,031,284	Danaher Corp.	510,116
MULTILINE RETAIL—1.4%
1,653,237	Target Corp.	378,013
PERSONAL PRODUCTS—1.9%
1,977,594	Estée Lauder Companies Inc.	522,203
PHARMACEUTICALS—3.2%
2,433,358	Eli Lilly & Co.	710,857
1,593,379	Novo Nordisk AS ADR (Denmark)[1]	181,645
		892,502
ROAD & RAIL—1.5%
13,342,663	Uber Technologies Inc.*	420,027
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—5.0%
100,737	ASML Holding NV New York Registry Shares (Netherlands)[2]	56,793

Harbor Capital Appreciation Fund
Portfolio of Investments—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—Continued
733,076	Broadcom Inc.	$406,410
4,886,534	NVIDIA Corp.	906,305
		1,369,508
SOFTWARE—15.8%
1,648,059	Adobe Inc.*	652,549
1,702,869	Atlassian Corp. plc (Australia)*	382,856
2,287,545	CrowdStrike Holdings Inc.*	454,672
329,910	HubSpot Inc.*	125,178
6,121,367	Microsoft Corp.	1,698,802
4,191,617	salesforce.com Inc.*	737,473
2,280,242	Trade Desk Inc.*	134,352
954,249	Workday Inc.*	197,243
		4,383,125
SPECIALTY RETAIL—3.3%
1,270,683	Home Depot Inc.	381,713
357,946	O'Reilly Automotive Inc.*	217,112
5,335,731	TJX Companies Inc.	326,974
		925,799
COMMON STOCKS—Continued
Shares		Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—7.4%
12,918,786	Apple Inc.	$2,036,647
TEXTILES, APPAREL & LUXURY GOODS—5.8%
1,113,809	Lululemon Athletica Inc. (Canada)*	394,990
1,001,868	LVMH Moet Hennessy Louis Vuitton SE (France)	648,344
4,432,622	NIKE Inc.	552,748
		1,596,082
TOTAL COMMON STOCKS
(Cost $18,367,247)		27,477,387
TOTAL INVESTMENTS—99.3%
(Cost $18,367,247)		27,477,387
CASH AND OTHER ASSETS, LESS LIABILITIES—0.7%		202,847
TOTAL NET ASSETS—100.0%		$27,680,234

FAIR VALUE MEASUREMENTS
As of April 30, 2022, the investments in Adyen NV and LVMH Moet Hennessy Louis Vuitton SE (as disclosed in the preceding Portfolio of Investments) were classified as Level 2 and all other investments were classified as Level 1. There were no Level 3 investments as of April 30, 2022 or October 31, 2021.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*	Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.

2
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of April 30, 2022, the aggregate value of these securities was $56,793 or less than 1% of net assets.

The accompanying notes are an integral part of the Financial Statements.

Harbor Convertible Securities Fund
Portfolio of Investments—April 30, 2022 (Unaudited)

Subadvisor: Shenkman Capital Management, Inc.

Sector Allocation (% of investments)

Portfolio of Investments
Principal Amounts, Value and Cost in Thousands
CONVERTIBLE BONDS—98.2%
Principal Amount		Value
AEROSPACE & DEFENSE—0.9%
	Parsons Corp.
$1,473	0.250%—08/15/2025	$1,526
AIRLINES—2.2%
	Jetblue Airways Corp.
2,080	0.500%—04/01/2026[1]	1,702
	Southwest Airlines Co.
602	1.250%—05/01/2025	824
	Spirit Airlines Inc.
1,407	1.000%—05/15/2026	1,285
		3,811
AUTO COMPONENTS—0.8%
	LCI Industries
600	1.125%—05/15/2026	533
	Patrick Industries Inc.
962	1.750%—12/01/2028[1]	870
		1,403
AUTOMOBILES—1.6%
	Ford Motor Co.
1,286	0.000%—03/15/2026[2]	1,371
	Winnebago Industries Inc.
1,343	1.500%—04/01/2025	1,442
		2,813
BANKS—0.4%
	Bank of America Finance LLC MTN[3]
643	0.250%—05/01/2023	674
BIOTECHNOLOGY—4.7%
	BioMarin Pharmaceutical Inc.
2,515	0.599%—08/01/2024	2,563
	Coherus Biosciences Inc.
586	1.500%—04/15/2026	481
	Exact Sciences Corp.
1,902	0.375%—03/15/2027	1,629
44	1.000%—01/15/2025	47
		1,676
CONVERTIBLE BONDS—Continued
Principal Amount		Value
BIOTECHNOLOGY—Continued
	Halozyme Therapeutics Inc.
$820	0.250%—03/01/2027	$708
	Ironwood Pharmaceuticals Inc.
460	0.750%—06/15/2024	520
451	1.500%—06/15/2026	516
		1,036
	Neurocrine Biosciences Inc.
414	2.250%—05/15/2024	533
	Qiagen NV
1,200	0.000%—12/17/2027[2]	1,119
		8,116
COMMUNICATIONS EQUIPMENT—1.2%
	Lumentum Holdings Inc.
381	0.500%—12/15/2026	400
1,813	0.500%—06/15/2028[1]	1,612
		2,012
CONSUMER FINANCE—1.3%
	LendingTree Inc.
305	0.500%—07/15/2025	246
	SoFi Technologies Inc.
1,138	0.000%—10/15/2026[1,2]	767
	Upstart Holdings Inc.
1,501	0.250%—08/15/2026[1]	1,156
		2,169
DIVERSIFIED CONSUMER SERVICES—2.5%
	Chegg Inc.
2,380	0.000%—09/01/2026[2]	1,859
896	0.125%—03/15/2025	800
		2,659
	Stride Inc.
1,563	1.125%—09/01/2027	1,619
		4,278
DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
	Liberty Latin America Ltd.
370	2.000%—07/15/2024	337

Harbor Convertible Securities Fund
Portfolio of Investments—Continued

Principal Amounts, Value and Cost in Thousands
CONVERTIBLE BONDS—Continued
Principal Amount		Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.5%
	Insight Enterprises Inc.
$1,217	0.750%—02/15/2025	$1,835
	Itron Inc.
975	0.000%—03/15/2026[2]	804
		2,639
ENTERTAINMENT—3.5%
	IMAX Corp.
2,405	0.500%—04/01/2026	2,149
	Live Nation Entertainment Inc.
1,499	2.000%—02/15/2025	1,803
	Pandora Media LLC
269	1.750%—12/01/2023	298
	Zynga Inc.
1,850	0.000%—12/15/2026[2]	1,834
		6,084
FOOD PRODUCTS—0.4%
	Beyond Meat Inc.
1,372	0.000%—03/15/2027[2]	724
HEALTH CARE EQUIPMENT & SUPPLIES—5.0%
	CONMED Corp.
649	2.625%—02/01/2024	1,019
	Dexcom Inc.
2,149	0.250%—11/15/2025	2,258
	Insulet Corp.
993	0.375%—09/01/2026	1,226
	Integra Lifesciences Holdings Corp.
1,243	0.500%—08/15/2025	1,272
	Novocure Ltd.
1,327	0.000%—11/01/2025[2]	1,199
	Nuvasive Inc.
1,052	0.375%—03/15/2025	984
	Tandem Diabetes Care Inc.
556	1.500%—05/01/2025[1]	622
		8,580
HEALTH CARE PROVIDERS & SERVICES—0.3%
	Guardant Health Inc.
747	0.000%—11/15/2027[2]	601
HEALTH CARE TECHNOLOGY—1.5%
	Allscripts Healthcare Solutions Inc.
885	0.875%—01/01/2027	1,457
	Livongo Health Inc.
922	0.875%—06/01/2025	786
	Teladoc Health Inc.
491	1.250%—06/01/2027	366
		2,609
HOTELS, RESTAURANTS & LEISURE—8.1%
	Airbnb Inc.
1,643	0.000%—03/15/2026[2]	1,514
	Booking Holdings Inc.
938	0.750%—05/01/2025	1,308
	DraftKings Inc.
1,372	0.000%—03/15/2028[2]	919
	Expedia Group Inc.
1,355	0.000%—02/15/2026[2]	1,595
	Marriott Vacations Worldwide Corp.
1,614	0.000%—01/15/2026[2]	1,710
CONVERTIBLE BONDS—Continued
Principal Amount		Value
HOTELS, RESTAURANTS & LEISURE—Continued
	NCL Corp Ltd.
$2,092	1.125%—02/15/2027[1]	$1,838
	Royal Caribbean Cruises Ltd.
693	2.875%—11/15/2023	801
	Shake Shack Inc.
1,367	0.000%—03/01/2028[2]	1,060
	The Cheesecake Factory Inc.
1,429	0.375%—06/15/2026	1,227
	Vail Resorts Inc.
2,120	0.000%—01/01/2026[2]	2,005
		13,977
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—0.6%
	Nextera Energy Partners LP
1,132	0.000%—11/15/2025[1,2]	1,102
INTERACTIVE MEDIA & SERVICES—3.8%
	IAC FinanceCo 3 Inc.
378	2.000%—01/15/2030[1]	459
	J2 Global Inc.
1,352	1.750%—11/01/2026[1]	1,447
	Liberty Tripadvisor Holdings Inc.
1,170	0.500%—06/30/2051[1]	930
	Snap Inc.
560	0.000%—05/01/2027[1,2]	447
1,488	0.125%—03/01/2028[1]	1,312
		1,759
	Spotify USA Inc.
599	0.000%—03/15/2026[2]	491
	Tripadvisor Inc.
939	0.250%—04/01/2026	779
	Twitter Inc.
609	0.250%—06/15/2024	660
		6,525
INTERNET & DIRECT MARKETING RETAIL—2.1%
	Etsy Inc.
682	0.125%—09/01/2027	594
1,046	0.250%—06/15/2028[1]	837
		1,431
	Fiverr International Ltd.
1,421	0.000%—11/01/2025[2]	1,127
	Wayfair Inc.
1,001	0.625%—10/01/2025	752
437	1.000%—08/15/2026	376
		1,128
		3,686
IT SERVICES—7.6%
	Akamai Technologies Inc.
234	0.125%—05/01/2025	294
1,625	0.375%—09/01/2027	1,796
		2,090
	Block Inc.
937	0.125%—03/01/2025	1,049
1,363	0.250%—11/01/2027	1,118
		2,167
	DigitalOcean Holdings Inc.
2,321	0.000%—12/01/2026[1,2]	1,723

Harbor Convertible Securities Fund
Portfolio of Investments—Continued

Principal Amounts, Value and Cost in Thousands
CONVERTIBLE BONDS—Continued
Principal Amount		Value
IT SERVICES—Continued
	Euronet Worldwide Inc.
$1,857	0.750%—03/15/2049	$2,067
	Okta Inc.
2,770	0.375%—06/15/2026	2,486
	Perficient Inc.
1,031	0.125%—11/15/2026[1]	890
	Shift4 Payments Inc.
716	0.500%—08/01/2027[1]	586
	Shopify Inc.
999	0.125%—11/01/2025	872
	Wix.com Ltd.
224	0.000%—08/15/2025[2]	195
		13,076
LEISURE PRODUCTS—0.7%
	Peloton Interactive Inc.
1,416	0.000%—02/15/2026[2]	1,159
LIFE SCIENCES TOOLS & SERVICES—0.9%
	Illumina Inc.
1,154	0.000%—08/15/2023[2]	1,206
	Repligen Corp.
269	0.375%—07/15/2024	399
		1,605
MACHINERY—1.5%
	Greenbrier Cos. Inc.
1,735	2.875%—04/15/2028	1,772
	John Bean Technologies Corp.
884	0.250%—05/15/2026[1]	837
		2,609
MEDIA—4.6%
	Cable One Inc.
943	0.000%—03/15/2026[2]	774
	Dish Network Corp.
3,061	3.375%—08/15/2026	2,632
	Liberty Broadband Corp.
514	1.250%—09/30/2050[1]	486
1,124	2.750%—09/30/2050[1]	1,082
		1,568
	Liberty Media Corp.
403	1.000%—01/30/2023	684
251	1.375%—10/15/2023	327
2,042	2.125%—03/31/2048[1]	1,977
		2,988
		7,962
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITs)—0.3%
	Blackstone Mortgage Trust Inc.
555	5.500%—03/15/2027	538
OIL, GAS & CONSUMABLE FUELS—1.3%
	Pioneer Natural Resources Co.
221	0.250%—05/15/2025	487
	Total SA MTN[3]
1,800	0.500%—12/02/2022	1,827
		2,314
PERSONAL PRODUCTS—0.2%
	Herbalife Nutrition Ltd.
316	2.625%—03/15/2024	294
CONVERTIBLE BONDS—Continued
Principal Amount		Value
PHARMACEUTICALS—2.3%
	Jazz Investments I Ltd.
$2,700	1.500%—08/15/2024	$2,756
1,059	2.000%—06/15/2026	1,298
		4,054
PROFESSIONAL SERVICES—1.1%
	FTI Consulting Inc.
660	2.000%—08/15/2023	1,050
	KBR Inc.
451	2.500%—11/01/2023	889
		1,939
REAL ESTATE MANAGEMENT & DEVELOPMENT—2.4%
	Realogy Group LLC / Realogy Co.-Issuer Corp
1,012	0.250%—06/15/2026[1]	783
	Redfin Corp.
827	0.000%—10/15/2025[2]	578
860	0.500%—04/01/2027	529
		1,107
	Zillow Group Inc.
495	1.375%—09/01/2026	568
1,627	2.750%—05/15/2025	1,686
		2,254
		4,144
ROAD & RAIL—0.7%
	Uber Technologies Inc.
1,413	0.000%—12/15/2025[2]	1,227
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—5.2%
	Enphase Energy Inc.
2,186	0.000%—03/01/2026-03/01/2028[2]	2,079
	MACOM Technology Solutions Holdings Inc.
810	0.250%—03/15/2026	763
	Microchip Technology Inc.
1,280	0.125%—11/15/2024	1,362
	ON Semiconductor Corp.
915	0.000%—05/01/2027[1,2]	1,055
	Silicon Laboratories Inc.
791	0.625%—06/15/2025	1,007
	SolarEdge Technologies Inc.
956	0.000%—09/15/2025[2]	1,116
	STMicroelectronics NV
1,400	0.000%—08/04/2025[2]	1,597
		8,979
SOFTWARE—25.4%
	Alarm.com Holdings Inc.
1,906	0.000%—01/15/2026[2]	1,590
	Altair Engineering Inc.
298	0.250%—06/01/2024	380
	Alteryx Inc.
1,227	1.000%—08/01/2026	1,051
	Avalara Inc.
1,003	0.250%—08/01/2026[1]	806
	Bentley Systems Inc.
918	0.125%—01/15/2026	881
947	0.375%—07/01/2027[1]	807
		1,688

Harbor Convertible Securities Fund
Portfolio of Investments—Continued

Principal Amounts, Value and Cost in Thousands
CONVERTIBLE BONDS—Continued
Principal Amount		Value
SOFTWARE—Continued
	Blackline Inc.
$1,680	0.000%—03/15/2026[2]	$1,391
1,120	0.125%—08/01/2024	1,260
		2,651
	Box Inc.
1,577	0.000%—01/15/2026[2]	2,089
	Ceridian HCM Holding Inc.
851	0.250%—03/15/2026	705
	Coupa Software Inc.
655	0.125%—06/15/2025	605
944	0.375%—06/15/2026	772
		1,377
	CyberArk Software Ltd.
1,599	0.000%—11/15/2024[2]	1,903
	Datadog Inc.
486	0.125%—06/15/2025	725
	Dropbox Inc.
2,638	0.000%—03/01/2026-03/01/2028[2]	2,401
	Envestnet Inc.
2,421	0.750%—08/15/2025[1]	2,406
350	1.750%—06/01/2023	433
		2,839
	Five9 Inc.
958	0.500%—06/01/2025	1,033
	InterDigital Inc.
612	2.000%—06/01/2024	615
	JAMF Holding Corp.
2,089	0.125%—09/01/2026[1]	1,940
	New Relic Inc.
39	0.500%—05/01/2023	38
	NICE Ltd.
1,472	0.000%—09/15/2025[2]	1,507
	Palo Alto Networks Inc.
344	0.750%—07/01/2023	729
	Pegasystems Inc.
2,348	0.750%—03/01/2025	2,186
	Q2 Holdings Inc.
279	0.125%—11/15/2025	235
2,398	0.750%—06/01/2026	2,198
		2,433
CONVERTIBLE BONDS—Continued
Principal Amount		Value
SOFTWARE—Continued
	Rapid7 Inc.
$1,643	0.250%—03/15/2027	$1,838
	RingCentral Inc.
1,707	0.000%—03/01/2025-03/15/2026[2]	1,411
	Splunk Inc.
1,381	0.500%—09/15/2023	1,462
2,202	1.125%—09/15/2025-06/15/2027	2,074
		3,536
	Unity Software Inc.
656	0.000%—11/15/2026[1,2]	510
	Verint Systems Inc.
1,767	0.250%—04/15/2026	1,871
	Vonage Holdings Corp.
410	1.750%—06/01/2024	536
	Workiva Inc.
407	1.125%—08/15/2026	572
	Zendesk Inc.
1,663	0.625%—06/15/2025	2,112
	Zscaler Inc.
516	0.125%—07/01/2025	768
		43,840
SPECIALTY RETAIL—0.4%
	Burlington Stores Inc.
546	2.250%—04/15/2025	658
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—1.0%
	Pure Storage Inc.
1,357	0.125%—04/15/2023	1,665
TOTAL CONVERTIBLE BONDS
(Cost $177,951)		169,729
TOTAL INVESTMENTS—98.2%
(Cost $177,951)		169,729
CASH AND OTHER ASSETS, LESS LIABILITIES—1.8%		3,080
TOTAL NET ASSETS—100.0%		$172,809

FAIR VALUE MEASUREMENTS
All investments as of April 30, 2022 (as disclosed in the preceding Portfolio of Investments) were classified as Level 2. There were no Level 3 investments as of April 30, 2022 or October 31, 2021.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of April 30, 2022, the aggregate value of these securities was $30,989 or 18% of net assets.

2	Zero coupon bond
3	MTN after the name of a security stands for Medium Term Note.
The accompanying notes are an integral part of the Financial Statements.

Harbor Core Bond Fund
Portfolio of Investments—April 30, 2022 (Unaudited)

Subadvisor: Income Research + Management

Investment Allocation (% of investments)

Portfolio of Investments
Principal Amounts, Value and Cost in Thousands
ASSET-BACKED SECURITIES—10.2%
Principal Amount		Value
	Aligned Data Centers LLC
	Series 2021-1A Cl. A2
$385	1.937%—08/15/2046[1]	$348
	AMSR Trust
	Series 2021-SFR3 Cl. A
410	1.476%—10/17/2038[1]	364
	CF Hippolyta Issuer LLC
	Series 2020-1 Cl. A1
312	1.690%—07/15/2060[1]	290
	DB Master Finance LLC
	Series 2021-1A Cl. A23
711	2.791%—11/20/2051[1]	616
	Domino's Pizza Master Issuer LLC
	Series 2021-1A Cl. A2I
394	2.662%—04/25/2051[1]	355
	FirstKey Homes Trust
	Series 2020-SFR2 Cl. A
362	1.266%—10/19/2037[1]	330
	Ford Credit Auto Owner Trust
	Series 2020-1 Cl. A
500	2.040%—08/15/2031[1]	480
	Home Partners of America Trust
	Series 2020-2 Cl. A
288	1.532%—01/17/2041[1]	253
	Series 2021-2 Cl. A
454	1.901%—12/17/2026[1]	415
		668
	Navient Private Education Refi Loan Trust
	Series 2021-A Cl. A
163	0.840%—05/15/2069[1]	151
	Series 2021-BA Cl. A
350	0.940%—07/15/2069[1]	327
		478
	Oak Street Investment Grade Net Lease Fund
	Series 2020-1A Cl. A1
340	1.850%—11/20/2050[1]	316
	Series 2021-1A Cl. A2
351	1.930%—01/20/2051[1]	311
		627
ASSET-BACKED SECURITIES—Continued
Principal Amount		Value
	Palmer Square CLO Ltd.[2]
	Series 2013 Cl. 2A
$447	2.044% (3 Month USD LIBOR + 1.416) 10/17/2031[1,3]	$443
	Palmer Square Loan Funding Ltd.
	Series 2022-2A A1
390	3.880% ( 3 Month CME Term SOFR + 1.310) 10/15/2030[1,3]	390
	Progress Residential Trust
	Series 2021-SFR1 Cl. A
385	1.052%—04/17/2038[1]	345
	Series 2019-SFR3 Cl. A
441	2.271%—09/17/2036[1]	425
		770
	Sabey Data Center Issuer LLC
	Series 2020-1 Cl. A2
202	3.812%—04/20/2045[1]	199
	Stack Infrastructure Issuer LLC
	Series 2021-1A Cl. A2
613	1.877%—03/26/2046[1]	560
	Series 2019-2A Cl. A2
185	3.080%—10/25/2044[1]	180
		740
	Store Master Funding I-VII
	Series 2019-1 Cl. A1
165	2.820%—11/20/2049[1]	156
	Series 2018-1A Cl. A1
195	3.960%—10/20/2048[1]	195
		351
	Taco Bell Funding LLC
	Series 2021-1A Cl. A2II
384	2.294%—08/25/2051[1]	338
	Vantage Data Centers LLC
	Series 2020-1A Cl. A2
567	1.645%—09/15/2045[1]	520
	Series 2020-2A Cl. A2
251	1.992%—09/15/2045	223
		743
	Wendy's Funding LLC
	Series 2021-1A Cl. A2I
674	2.370%—06/15/2051[1]	596

Harbor Core Bond Fund
Portfolio of Investments—Continued

Principal Amounts, Value and Cost in Thousands
ASSET-BACKED SECURITIES—Continued
Principal Amount		Value
	Series 2019-1A Cl. A2I
$163	3.783%—06/15/2049[1]	$160
		756
TOTAL ASSET-BACKED SECURITIES
(Cost $10,087)		9,286

COLLATERALIZED MORTGAGE OBLIGATIONS—10.1%
	BANK 2021-BNK36
	Series 2021-BN36 Cl. A5
689	2.470%—09/15/2064	611
	Barclays Commerical Mortgage Securities LLC
	Series 2012-C2 Cl. A4
151	3.525%—05/10/2063	151
	Benchmark Mortgage Trust
	Series 2021-B26 Cl. A3
387	2.391%—06/15/2054	355
	Series 2019-B15 Cl. A5
212	2.928%—12/15/2072	198
		553
	BX Commercial Mortgage Trust
	Series 2021-VOLT Cl. A
403	1.254% (1 Month USD LIBOR + 2.559) 09/15/2036[1,3]	395
	Series 2019-XL Cl. A
443	1.474% (1 Month USD LIBOR + 2.524) 10/15/2036[1,3]	441
		836
	CIM Trust Corp.
	Series 2020-INV1 Cl. A2
101	2.500%—04/25/2050[1,3]	95
	Citigroup Commercial Mortgage Trust
	Series 2013-GC15
297	4.371% (2 Month USD LIBOR + 1.148) 09/10/2046[3]	300
	Commercial Mortgage Pass-Through Certificates
	Series 2014-CR21 Cl. A3
239	3.528%—12/10/2047	238
	Series 2014-UBS3 Cl. A3
443	3.546%—06/10/2047	436
		674
	Flagstar Mortgage Trust
	Series 2021-8INV Cl. A3
354	2.500%—09/25/2051	314
	Freddie Mac Seasoned Credit Risk Transfer Trust
	Series 2020-2 Cl. MA
175	2.000%—11/25/2059	166
	Series 2020-3 Cl. MA
204	2.000%—05/25/2060	193
	Series 2021-1 Cl. MA
286	2.000%—09/25/2060	268
	Series 2021-3 Cl. MA
450	2.000%—03/25/2061	421
	Series 2020-1 Cl. MA
193	2.500%—08/25/2059	187
	Series 2018-1 Cl. MA
136	3.000%—05/25/2057	133
	Series 2018-4 Cl. MA
412	3.500%—03/25/2058	411
	Series 2019-2 Cl. MA
211	3.500%—08/25/2058	210
		1,989
COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount		Value
	FRESB Mortgage Trust
	Series 2019-SB63 Cl. A5H
$279	2.550% (1 Month USD LIBOR + 0.165) 02/25/2039[3]	$274
	GS Mortgage Backed Securities Trust
	Series 2020-INV1 Cl. A14
193	2.958%—10/25/2050[1,3]	179
	Series 2020-PJ4 Cl. A2
120	3.000%—01/25/2051[1,3]	114
		293
	JPMBB Commercial Mortgage Securities Trust
	Series 2015-C32 Cl. A2
145	2.816%—11/15/2048	145
	Series 2019-C6 Cl. A4
351	3.057%—11/13/2052	329
		474
	JPMorgan Chase Commercial Mortgage Securities Trust
	Series 2019-COR5 Cl. A2
635	3.150%—06/13/2052	624
	Invitation Homes Trust
	Series 2018-SFR1 Cl. A
104	1.254% (1 Month USD LIBOR + 1.911) 03/17/2037[1,3]	103
	MetLife Securitization Trust
	Series 2020-INV1 Cl. A2A
151	2.500%—05/25/2050[1,3]	143
	PSMC Trust
	Series 2021-2 Cl. A3
502	2.500%—05/25/2051[1,3]	468
	Series 2020-2 Cl. A2
64	3.000%—05/25/2050[1,3]	63
		531
	Tricon American Homes Trust
	Series 2020-SFR1 Cl. A
334	1.499%—07/17/2038[1]	304
	Wells Fargo Commercial Mortgage Trust
	Series 2021-C59 Cl. A5
639	2.626%—04/15/2054	571
	Wells Fargo Mortgage Backed Securities Trust
	Series 2021-INV1 Cl. A2
393	2.500%—08/25/2051[1,3]	349
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $9,959)		9,189

CORPORATE BONDS & NOTES—32.5%
AEROSPACE & DEFENSE—2.0%
	BAE Systems Holdings Inc.
400	3.400%—04/15/2030[1]	374
369	3.800%—10/07/2024[1]	368
		742
	Boeing Co.
177	5.150%—05/01/2030	176
86	5.805%—05/01/2050	86
		262
	Lockheed Martin Corp.
148	2.800%—06/15/2050	115
175	4.700%—05/15/2046	185
		300

Harbor Core Bond Fund
Portfolio of Investments—Continued

Principal Amounts, Value and Cost in Thousands
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
AEROSPACE & DEFENSE—Continued
	Northrop Grumman Corp.
$228	5.250%—05/01/2050	$249
	Textron Inc.
280	3.000%—06/01/2030	253
		1,806
AIR FREIGHT & LOGISTICS—0.2%
	FedEx Corp.
200	4.050%—02/15/2048	173
	United Parcel Service Inc.
53	5.300%—04/01/2050	60
		233
AIRLINES—1.4%
	Air Canada Pass-Through Trust
208	3.600%—03/15/2027[1]	198
	Delta Air Lines Pass-Through Trust
258	3.625%—07/30/2027	250
	United Airlines Pass-Through Trust
165	3.100%—01/07/2030	154
668	4.000%—04/11/2026	662
		816
		1,264
AUTOMOBILES—0.8%
	General Motors Co.
188	5.400%—10/02/2023	193
	Hyundai Capital America Co.
358	5.750%—04/06/2023[1]	366
	Toyota Motor Credit Corp. MTN[4]
147	3.375%—04/01/2030	141
		700
BANKS—3.3%
	Bank of America Corp. MTN[4]
380	3.500%—04/19/2026	373
156	4.330%—03/15/2050[5]	147
		520
	Citigroup Inc.
327	2.520%—11/03/2032[5]	273
321	3.400%—05/01/2026	313
129	3.520%—10/27/2028[5]	123
209	4.412%—03/31/2031[5]	205
		914
	JPMorgan Chase & Co.
366	4.203%—07/23/2029[5]	360
250	4.493%—03/24/2031[5]	250
		610
	Lloyds Banking Group plc
300	2.438% (US Treasury 1 Year Constant Maturity Yield + 1.233) 02/05/2026[3]	287
	PNC Bank NA
250	3.500%—06/08/2023	252
	Toronto Dominion Bank MTN[4]
460	0.750%—09/11/2025	418
		3,001
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
BEVERAGES—0.5%
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.
$268	4.900%—02/01/2046	$265
	Coca-Cola Co.
200	3.000%—03/05/2051	164
		429
BIOTECHNOLOGY—0.2%
	Abbvie Inc.
230	4.500%—05/14/2035	228
CAPITAL MARKETS—4.0%
	Apollo Management Holdings LP
190	4.000%—05/30/2024[1]	190
	Blackstone Holdings Finance Co. LLC
173	2.800%—09/30/2050[1]	123
155	3.150%—10/02/2027[1]	147
216	3.500%—09/10/2049[1]	180
		450
	Credit Suisse Group AG
291	1.305%—02/02/2027[1,5]	255
	Goldman Sachs Group Inc.
221	3.800%—03/15/2030	209
	KKR Group Finance Co. II LLC
219	5.500%—02/01/2043[1]	231
	KKR Group Finance Co. III LLC
110	5.125%—06/01/2044[1]	111
	Macquarie Group Ltd.
363	1.340%—01/12/2027[1,5]	323
	Macquarie Group Ltd. MTN[4]
250	4.150%—03/27/2024[1,5]	252
	Moody's Corp.
188	2.550%—08/18/2060	119
216	3.100%—11/29/2061	153
		272
	Morgan Stanley MTN[4]
495	3.125%—07/27/2026	475
215	3.622%—04/01/2031[5]	201
192	3.875%—01/27/2026	191
		867
	State Street Corp.
80	2.901%—03/30/2026[5]	79
75	3.152%—03/30/2031[5]	70
		149
	UBS Group AG
300	4.125%—04/15/2026[1]	298
		3,607
COMMUNICATIONS EQUIPMENT—0.3%
	Juniper Networks Inc.
275	1.200%—12/10/2025	251
CONSUMER FINANCE—0.8%
	Capital One Financial Corp.
340	3.300%—10/30/2024	336
	General Motors Financial Co. Inc.
334	4.150%—06/19/2023	338
	Mastercard Inc.
51	3.850%—03/26/2050	48
		722

Harbor Core Bond Fund
Portfolio of Investments—Continued

Principal Amounts, Value and Cost in Thousands
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
DIVERSIFIED FINANCIAL SERVICES—0.7%
	Cooperatieve Rabobank U.A.
$400	3.875%—09/26/2023[1]	$404
	Ferguson Finance plc
310	3.250%—06/02/2030[1]	278
		682
DIVERSIFIED TELECOMMUNICATION SERVICES—0.9%
	AT&T Inc.
504	1.983% (3 Month USD LIBOR + 0.838) 06/12/2024[3]	510
236	3.500%—06/01/2041	197
		707
	Verizon Communications Inc.
122	4.500%—08/10/2033	122
		829
ELECTRIC UTILITIES—2.6%
	Berkshire Hathaway Energy Co.
145	4.050%—04/15/2025	147
395	6.125%—04/01/2036	449
		596
	CenterPoint Energy Inc.
301	1.450%—06/01/2026	274
	Duke Energy Carolinas, LLC
81	3.950%—03/15/2048	74
	Eversource Energy
150	2.900%—10/01/2024	148
	Exelon Corp.
62	4.700%—04/15/2050	60
278	5.100%—06/15/2045	282
		342
	Southern Co.
330	3.250%—07/01/2026	320
228	4.250%—07/01/2036	215
		535
	Virginia Electric & Power Co.
235	3.150%—01/15/2026	231
	Xcel Energy Inc.
170	3.400%—06/01/2030	159
		2,359
ENTERTAINMENT—0.4%
	Magallanes Inc.
229	5.141%—03/15/2052[1]	204
	Walt Disney Co.
124	4.700%—03/23/2050	127
		331
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—1.2%
	Boston Properties LP
358	4.500%—12/01/2028	361
	Digital Realty Trust LP
93	3.600%—07/01/2029	88
278	3.700%—08/15/2027	269
		357
	Federal Realty Investment Trust
393	1.250%—02/15/2026	357
		1,075
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
HEALTH CARE PROVIDERS & SERVICES—2.0%
	Cigna Corp.
$375	3.400%—03/01/2027	$365
	CommonSpirit Health
175	3.910%—10/01/2050	153
172	4.187%—10/01/2049	154
		307
	CVS Pass-Through Trust
185	5.773%—01/10/2033[1]	199
99	5.880%—01/10/2028	104
347	8.353%—07/10/2031[1]	407
		710
	PeaceHealth Obligated Group
440	1.375%—11/15/2025	407
		1,789
HOTELS, RESTAURANTS & LEISURE—0.2%
	McDonald's Corp. MTN[4]
175	3.500%—07/01/2027	172
INSURANCE—1.8%
	AIA Group Ltd.
419	3.600%—04/09/2029[1]	408
	Equitable Financial Life Global Funding
325	1.400%—07/07/2025[1]	303
	Five Corners Funding Trust
150	4.419%—11/15/2023[1]	152
	Liberty Mutual Group Inc.
300	4.569%—02/01/2029[1]	305
	Lincoln National Corp.
206	3.400%—01/15/2031	192
133	3.625%—12/12/2026	133
		325
	Mass Mutual Life Insurance Co.
130	3.375%—04/15/2050[1]	104
		1,597
INTERNET & DIRECT MARKETING RETAIL—0.5%
	Amazon.com Inc.
301	3.250%—05/12/2061	245
182	4.100%—04/13/2062	174
		419
MEDIA—1.1%
	Charter Communications Operating LLC / Charter Communications Operating Capital
368	6.384%—10/23/2035	388
	Comcast Corp.
106	3.300%—04/01/2027	104
302	3.400%—04/01/2030	287
		391
	COX Communications Inc.
300	1.800%—10/01/2030[1]	244
		1,023
MULTI-UTILITIES—0.3%
	WEC Energy Group Inc.
268	1.375%—10/15/2027	235
OIL, GAS & CONSUMABLE FUELS—2.1%
	Chevron Corp.
139	1.995%—05/11/2027	129

Harbor Core Bond Fund
Portfolio of Investments—Continued

Principal Amounts, Value and Cost in Thousands
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
OIL, GAS & CONSUMABLE FUELS—Continued
	Dominion Energy Inc.
$230	5.250%—08/01/2033	$243
	Eastern Energy Gas Holdings LLC
130	2.500%—11/15/2024	127
	Energy Transfer LP
375	3.900%—07/15/2026	365
	Exxon Mobil Corp.
221	2.992%—03/19/2025	219
	Occidental Petroleum Corp.
779	0.000%—10/10/2036[6]	403
	Phillips 66 Partners LP
147	3.605%—02/15/2025	146
	Schlumberger Holdings Corp.
192	3.900%—05/17/2028[1]	186
	Southern Co. Gas Capital Corp.
170	1.750%—01/15/2031	137
		1,955
PHARMACEUTICALS—0.2%
	Pfizer Inc.
227	2.550%—05/28/2040	183
PROFESSIONAL SERVICES—0.4%
	Verisk Analytics Inc.
460	3.625%—05/15/2050	386
ROAD & RAIL—1.2%
	Canadian National Railway Co.
132	3.650%—02/03/2048	118
	Canadian Pacific Railway Co.
140	6.125%—09/15/2115	155
	Norfolk Southern Corp.
240	4.837%—10/01/2041	244
	Penske Truck Leasing Co. LP / PTL Finance Corp.
380	3.900%—02/01/2024[1]	381
	Ryder System Inc. MTN[4]
237	3.650%—03/18/2024	236
		1,134
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.8%
	Broadcom Inc.
202	4.110%—09/15/2028	197
	LAM Research Corp.
80	2.875%—06/15/2050	61
	NXP BV / NXP Funding LLC
251	4.625%—06/01/2023[1]	254
	NXP BV / NXP Funding LLC / NXP USA Inc.
195	2.700%—05/01/2025[1]	187
		699
SOFTWARE—0.6%
	Oracle Corp.
333	2.500%—04/01/2025	318
253	3.950%—03/25/2051	192
		510
SPECIALTY RETAIL—0.3%
	Home Depot Inc.
170	3.300%—04/15/2040	149
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
SPECIALTY RETAIL—Continued
	Lowe's Cos. Inc.
$77	3.700%—04/15/2046	$64
49	5.000%—04/15/2040	50
		114
		263
TRADING COMPANIES & DISTRIBUTORS—1.4%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
426	3.000%—10/29/2028	371
272	4.125%—07/03/2023	272
		643
	Air Lease Corp.
374	3.875%—07/03/2023	375
	Ferguson Finance plc
236	4.500%—10/24/2028[1]	235
		1,253
WATER UTILITIES—0.2%
	Aquarion Co.
178	4.000%—08/15/2024[1]	178
WIRELESS TELECOMMUNICATION SERVICES—0.1%
	T-Mobile USA Inc.
102	3.500%—04/15/2025	101
TOTAL CORPORATE BONDS & NOTES
(Cost $31,656)		29,414

MORTGAGE PASS-THROUGH—25.0%
	Federal Home Loan Mortgage Corp.
197	1.935%—06/01/2047[3]	202
252	2.000%—06/01/2050	223
508	2.250%—01/25/2032	458
1,702	2.500%—06/01/2050-10/01/2050	1,558
2,475	3.000%—11/01/2043-09/01/2050	2,359
2,449	3.500%—05/01/2042-05/01/2050	2,411
425	4.000%—02/01/2046-05/01/2049	427
168	4.500%—03/01/2049	172
		7,810
	Federal National Mortgage Association
2,358	2.000%—08/01/2050-03/01/2051	2,095
245	2.357%—04/01/2047[3]	252
188	2.418%—12/01/2036[3]	198
1,117	2.500%—06/01/2050-11/01/2051	1,024
3,402	3.000%—12/01/2040-04/01/2051	3,239
1,565	3.500%—09/01/2049-09/01/2051	1,525
2,545	4.000%—04/01/2045-04/01/2050	2,562
1,440	4.500%—05/01/2046-09/01/2050	1,488
		12,383
	Government National Mortgage Association
976	2.500%—01/20/2051	904
443	4.000%—09/20/2041-09/15/2046	458
1,018	4.500%—01/15/2042-08/20/2047	1,068
		2,430
TOTAL MORTGAGE PASS-THROUGH
(Cost $24,691)		22,623

Harbor Core Bond Fund
Portfolio of Investments—Continued

Principal Amounts, Value and Cost in Thousands
MUNICIPAL BONDS—2.4%
Principal Amount		Value
	City & County of Denver Co. Airport System
$375	1.722%—11/15/2027	$336
	Metropolitan Water Reclamation District of Greater Chicago
145	5.720%—12/01/2038	171
	Michigan State University
100	4.165%—08/15/2122	85
	New York State Urban Development Corp.
555	5.770%—03/15/2039	612
	Port Authority of New York and New Jersey
555	1.086%—07/01/2023	545
	State of California
300	7.500%—04/01/2034	395
TOTAL MUNICIPAL BONDS
(Cost $2,236)		2,144

U.S. GOVERNMENT OBLIGATIONS—19.0%
	U.S. Small Business Administration
	Series 2012-20C Cl. 1
91	2.510%—03/01/2032	86
	Series 2017-20H Cl. 1
125	2.750%—08/01/2037	120
	Series 2014-20K Cl. 1
228	2.800%—11/01/2034	219
	Series 2016-20L Cl. 1
838	2.810%—12/01/2036	810
	Series 2015-20H Cl. 1
239	2.820%—08/01/2035	231
	Series 2017-20J Cl. 1
172	2.850%—10/01/2037	165
	Series 2018-20B Cl. 1
229	3.220%—02/01/2038	225
U.S. GOVERNMENT OBLIGATIONS—Continued
Principal Amount		Value
	Series 2018-20G Cl. 1
$353	3.540%—07/01/2038	$351
		2,207
	U.S. Treasury Bonds
2,338	1.125%—08/15/2040	1,677
2,583	1.750%—08/15/2041	2,047
2,736	1.875%—02/15/2041-02/15/2051	2,188
1,709	2.000%—08/15/2051	1,381
246	2.250%—02/15/2052	211
302	2.375%—02/15/2042	267
		7,771
	U.S. Treasury Inflation Index Notes[7]
487	0.125%—01/15/2030	495
79	1.000%—02/15/2049	90
		585
	U.S. Treasury Notes
3,386	0.625%—07/31/2026	3,071
1,617	1.250%—08/15/2031	1,401
2,353	1.500%—01/31/2027	2,203
		6,675
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost $19,217)		17,238
TOTAL INVESTMENTS—99.2%
(Cost $97,846)		89,894
CASH AND OTHER ASSETS, LESS LIABILITIES—0.8%		682
TOTAL NET ASSETS—100.0%		$90,576

FAIR VALUE MEASUREMENTS
All investments as of April 30, 2022 (as disclosed in the preceding Portfolio of Investments) were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.
The following is a rollforward of the Fund’s Level 3 investments during the period ended April 30, 2022. Transfers into or out of Level 3 are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occured.
Valuation Description	Beginning Balance as of 11/01/2021 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3 (000s)	Transfers Out of Level 3[h] (000s)	Ending Balance as of 04/30/2022 (000s)	Unrealized Gain/(Loss) as of 04/30/2022 (000s)
Asset-Backed Securities	$465	$—	$—	$(11)	$—	$(39)	$—	$(415)	$—	$—

Harbor Core Bond Fund
Portfolio of Investments—Continued

1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of April 30, 2022, the aggregate value of these securities was $19,562 or 22% of net assets.

2	CLO after the name of a security stands for Collateralized Loan Obligation.
3
Variable or floating rate security; the stated rate represents the rate in effect as of April 30, 2022. The variable rate for such securities may be based on the indicated
reference rate and spread or on an underlying asset or pool of assets rather than a reference rate and may be determined by current interest rates, prepayments or other financial indicators.

4	MTN after the name of a security stands for Medium Term Note.
5	Rate changes from fixed to variable rate at a specified date prior to its final maturity. Stated rate is fixed rate currently in effect and stated date is the final maturity date.
6	Zero coupon bond
7	Inflation-protected securities (“IPS”) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.
h	Transferred from Level 3 to Level 2 due to the availbility of observable market data for pricing
The accompanying notes are an integral part of the Financial Statements.

Harbor Core Plus Fund
Portfolio of Investments—April 30, 2022 (Unaudited)

Subadvisor: Income Research + Management

Investment Allocation (% of investments)
(Excludes short-term investments)

Portfolio of Investments
Principal Amounts, Value and Cost in Thousands
ASSET-BACKED SECURITIES—10.8%
Principal Amount		Value
	Aligned Data Centers LLC
	Series 2021-1A Cl. A2
$7,301	1.937%—08/15/2046[1]	$6,604
	AMMC CLO 20 Ltd.[2]
	Series 2017-20A Cl. AR
3,100	1.914% (3 Month USD LIBOR + 1.413) 04/17/2029[1,3]	3,096
	AMMC CLO XII Ltd.[2]
	Series 2013-12A Cl. AR2
4,200	1.096% (3 Month USD LIBOR + 1.585) 11/10/2030[1,3]	4,174
	Apidos CLO XXVI[2]
	Series 2017-26A Cl. A1AR
4,000	1.944% (3 Month USD LIBOR + 1.605) 07/18/2029[1,3]	3,977
	Ares LII CLO Ltd.[2]
	Series 2019-52A Cl. A1R
4,000	2.186% (3 Month USD LIBOR + 1.511) 04/22/2031[1,3]	3,965
	ARI Fleet Lease Trust
	Series 2022-A
3,727	3.120%—01/15/2031[1]	3,714
	Birch Grove CLO Ltd.[2]
	Series 19-AR
4,000	1.956% (3 Month USD LIBOR + 1.472) 06/15/2031[1,3]	3,980
	Catamaran CLO Ltd.[2]
	Series 2014-1A Cl. A1AR
4,974	2.236% (3 Month USD LIBOR + 1.524) 04/22/2030[1,3]	4,950
	CF Hippolyta Issuer LLC
	Series 2021-1A Cl. A1
7,330	1.530%—03/15/2061[1]	6,683
	DB Master Finance LLC
	Series 2021-1A Cl. A2II
2,279	2.493%—11/20/2051[1]	2,005
	Series 2021-1A Cl. A23
4,239	2.791%—11/20/2051[1]	3,670
		5,675
ASSET-BACKED SECURITIES—Continued
Principal Amount		Value
	Diamond Infrastructure Funding LLC
	Series 2021-1A
$4,375	1.760%—04/15/2049	$3,881
	Domino's Pizza Master Issuer LLC
	Series 2021-1A Cl. A2I
1,337	2.662%—04/25/2051[1]	1,203
	Series 2021-1A Cl. A2II
6,930	3.151%—04/25/2051	6,188
		7,391
	Firstkey Homes Trust
	Series 2021-SFR1
7,387	1.538%—08/17/2038[1]	6,706
	Series 2022-SFRA
6,813	3.100%—03/17/2039[1]	6,464
		13,170
	GSAA Home Equity Trust
	Series 2006-20 Cl. 1A2
3,335	1.028% (1 Month USD LIBOR + 0.360) 12/25/2046[3]	1,212
	Home Partners of America Trust
	Series 2022-1
3,381	3.930%—04/17/2039[1]	3,320
	HSI Asset Securitization Corp. Trust
	Series 2006-HE2 Cl. 2A3
4,427	0.448%—12/25/2036[3]	1,520
	IXIS Real Estate Capital Trust
	Series 2005-HE1 Cl. M4
949	1.718% (1 Month USD LIBOR + 1.050) 06/25/2035[3]	944
	JPMorgan Mortgage Acquisition Corp.
	Series 2006-HE1 Cl. A4
466	1.248% (1 Month USD LIBOR + 0.580) 01/25/2036[3]	466
	Series 2007-HE1 Cl. AF3
711	4.214%—05/25/2035[4]	547
		1,013
	Morgan Stanley Capital Inc.
	Series 2007-HE1 Cl. A2C
1,661	0.818% (1 Month USD LIBOR + 0.150) 11/25/2036[3]	1,169

Harbor Core Plus Fund
Portfolio of Investments—Continued

Principal Amounts, Value and Cost in Thousands
ASSET-BACKED SECURITIES—Continued
Principal Amount		Value
	Series 2007-HE6 Cl. A3
$3,253	0.848% (1 Month USD LIBOR + 0.180) 05/25/2037[3]	$2,998
		4,167
	New Economy Assets Phase 1 ISS
	Series 2021 Cl. 1A1
4,500	1.910%—10/20/2061	4,044
	Option One Mortgage Loan Trust
	Series 2007-6 Cl. 2A4
3,418	0.918% (1 Month USD LIBOR + 0.250) 07/25/2037[3]	2,784
	Palmer Square Loan Funding Ltd.
	Series 2021-4A Cl. A1
3,657	1.844% (3 Month USD LIBOR + 0.800) 10/15/2029[1,3]	3,638
	Servicemaster Funding LLC
371	3.337%—01/30/2051[1]	327
	Servpro Master Issuer LLC
3,465	2.394%—04/25/2051[1]	3,044
	Sound Point CLO XII Ltd.[2]
	Series 2016-2A Cl. AR2
4,500	2.113% (3 Month USD LIBOR + 1.050) 10/20/2028[1,3]	4,488
	Specialty Underwriting & Residential Finance Trust
	Series 2006-BC4 Cl. A2B
2,459	0.888% (1 Month USD LIBOR + 0.220) 09/25/2037[3]	1,177
	Stack Infrastructure Issuer LLC
	Series 2021-1A Cl. A2
7,000	1.877%—03/26/2046[1]	6,391
	Taco Bell Funding LLC
	Series 2021-1A Cl. A2I
6,983	1.946%—08/25/2051	6,235
	Trinity Rail Leasing 2020 LLC
5,000	2.560%—11/19/2050[1]	4,560
	Vantage Data Centers Issuer LLC
2,000	2.165%—10/15/2046[1]	1,830
1,119	3.188%—07/15/2044[1]	1,095
		2,925
	VB-S1 Issuer LLC - Vbtel
6,810	3.156%—02/15/2052[1]	6,486
	Wendy's Funding LLC
	Series 2021-1A Cl. A2I
6,948	2.370%—06/15/2051[1]	6,142
TOTAL ASSET-BACKED SECURITIES
(Cost $142,169)		135,677

COLLATERALIZED MORTGAGE OBLIGATIONS—12.5%
	Adjustable Rate Mortgage Trust
	Series 2006-3 Cl. 4A2
2,225	0.908% (1 Month USD LIBOR + 0.240) 08/25/2036[3]	962
	AMSR Trust
	Series 2022-SFR1
7,400	2.942%—03/17/2039[1]	7,012
	Angel Oak Mortgage Trust
	Series 2022-1 Cl. A1
3,904	2.881%—12/25/2066[1,4]	3,763
	Argent Securities Inc.
	Series 2006-W4 Cl. A2C
5,676	0.988% (1 Month USD LIBOR + 0.320) 05/25/2036[3]	1,735
	Series 2004-W11 Cl. M3
935	1.793% (1 Month USD LIBOR + 1.125) 11/25/2034[3]	934
		2,669
COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount		Value
	Banc of America Alternative Loan Trust
	Series 2006 -7 Cl. A3
$7,082	5.913%—10/25/2036[3]	$2,531
	Banc of America Funding Corp.
	Series 2007-C Cl. 7A5
507	1.194% (1 Month USD LIBOR + 0.600) 05/20/2047[3]	491
	BCAP LLC Trust
	Series 2007-AA2 Cl. 12A1
3,416	1.088% (1 Month USD LIBOR + 0.420) 05/25/2047[3]	3,293
	Series 2011-RR5 Cl. 12A1
213	4.797%—03/26/2037[1,4]	213
	Series 2011-RR4 Cl. 8A1
1,282	5.250%—02/26/2036[1,3]	706
		4,212
	Bear Stearns Adjustable Rate Mortgage Trust
	Series 2004-1 Cl. 12A5
169	2.741%—04/25/2034[3]	167
	Series 2000-2 Cl. A1
12	2.779%—11/25/2030[3]	12
		179
	Benchmark Mortgage Trust
	Series 2020-B21
4,730	1.978%—12/17/2053	4,036
	Series 2019-B15 Cl. A5
7,000	2.928%—12/15/2072	6,539
	Series 2019-B9 Cl. A5
5,200	4.016%—03/15/2052	5,221
		15,796
	BX Commercial Mortgage Trust
	Series 2021-VOLT Cl. A
1,429	1.254% (1 Month USD LIBOR + 0.700) 09/15/2036[1,3]	1,400
	Series 2022-LP2
2,593	1.535% (CME Term SOFR 1 Month + 1.013) 02/15/2039[1,3]	2,542
		3,942
	Chase Mortgage Finance Corp Trust
	Series 2006-A1 Cl. 4A1
18	2.780%—09/25/2036[3]	16
	Citigroup Commercial Mortgage Trust
	Series 2015-GC27
3,390	3.137%—02/10/2048	3,342
	COMM Mortgage Trust
	Series 2016-787S Cl. A
5,400	3.545%—02/10/2036[1]	5,231
	Series 2014-LC17
6,500	3.917%—10/10/2047	6,514
		11,745
	Countrywide Alternative Loan Trust
	Series 2006-6BC Cl. 1A2
1,881	1.068% (1 Month USD LIBOR + 0.400) 05/25/2036[3]	1,507
	Series 2005-20CB Cl. 2A5
1,361	5.500%—07/25/2035	1,036
	Series 2006-36T2 Cl. 1A4
903	5.750%—12/25/2036	462
	Series 2006-1R Cl.2A3
2,943	6.000%—08/25/2037	1,881
		4,886
	Countrywide Asset-Backed Certificates
	Series 2006-ABC1 Cl. A3
4,331	1.148% (1 Month USD LIBOR + 0.480) 05/25/2036[3]	3,815

Harbor Core Plus Fund
Portfolio of Investments—Continued

Principal Amounts, Value and Cost in Thousands
COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount		Value
	Series 2006-2 Cl. M1
$495	1.268% (1 Month USD LIBOR + 0.600) 06/25/2036[3]	$492
		4,307
	Countrywide Home Loan Mortgage Pass Through Trust
	Series 2007-HY5 Cl. 1A1
424	3.433%—09/25/2047[3]	387
	Credit Suisse First Boston Mortgage Securities Corp.
	Series 2006-C2 Cl. A3
211	6.000%—11/25/2035	159
	DC Office Trust
	Series 2019-MTC Cl. A
4,900	2.965%—09/15/2045[1]	4,478
	Deutsche Alt-A Securities Inc. Mortgage Loan Trust
	Series 2007-AR2 Cl. A1
2,934	0.968% (1 Month USD LIBOR + 0.300) 03/25/2037[3]	2,923
	DSLA Mortgage Loan Trust
	Series 2006-AR1 Cl. 1A1A
970	1.139% (Fed 12 Month Treasury Average Constant Maturity Treasury + 0.920) 3/19/2046[3]	835
	First Franklin Mortgage Loan Trust
	Series 2006-FF14 Cl. A6
8,000	0.978% (1 Month USD LIBOR + 0.310) 10/25/2036[3]	6,741
	First Horizon Asset Securities Inc.
	Series 2005-AR6 Cl. 4A1
156	2.661%—02/25/2036[3]	145
	First Nationwide Trust
	Series 2001-3 Cl. 1A1
—	6.750%—08/21/2031	—
	GS Mortgage Securities Trust
	Series 2015-GC30
3,903	3.119%—05/10/2050	3,816
	Series 2013-GC14
5,300	4.243%—08/10/2046	5,344
		9,160
	GSAA Home Equity Trust
	Series 2007-9A1A
428	6.000%—08/25/2047[3]	383
	GSMPS Mortgage Loan Trust
	Series 2006-RP2 Cl. 1AF1
3,467	1.068% (1 Month USD LIBOR + 0.400) 04/25/2036[1,3]	2,882
	GSR Mortgage Loan Trust
	Series 2005-AR3 Cl. 3A1
234	2.526%—05/25/2035[3]	190
	IndyMac ARM Trust
	Series 2001-H2 Cl. A2
2	1.544%—01/25/2032[3]	2
	IndyMac IMSC Mortgage Loan Trust
	Series 2007-F2 Cl. 2A1
2,904	6.500%—07/25/2037	1,300
	IndyMac INDX Mortgage Loan Trust
	Series 2007-AR13 Cl. 4A1
10,435	2.825%—07/25/2037[3]	7,756
	Series 2005-AR31 Cl. 1A1
676	3.012%—01/25/2036[3]	646
		8,402
	JP Morgan Mortgage Trust
	Series 2006-A6 Cl. 1A4L
1,096	3.226%—10/25/2036[3]	913
COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount		Value
	Series 2006-S1 Cl. 3A1
$91	5.500%—04/25/2036	$90
		1,003
	JPMDB Commercial Mortgage Securities Trust
	Series 2016-C2 Cl. A4
4,225	3.144%—06/15/2049	4,109
	Manhattan West Mortgage Trust
	Series 2020-1MW Cl. A
4,900	2.130%—09/10/2039[1]	4,439
	Merrill Lynch Alternative Note Asset Trust
	Series 2007-F1 Cl. 2A6
433	6.000%—03/25/2037	216
	MetLife Securitization Trust
	Series 2018-1A Cl. A
2,429	3.750%—03/25/2057[1,3]	2,420
	Morgan Stanley Bank of America Merrill Lynch Trust
	Series 2015-C22 Cl. ASB
3,153	3.040%—04/15/2048	3,129
	Series 2014-C14 Cl. A5
3,547	4.064%—02/15/2047	3,570
		6,699
	Onslow Bay Financial LLC
	Series 2018-1 Cl. A2
2,749	1.318% (1 Month USD LIBOR + 0.650) 06/25/2057[1,3]	2,719
	People's Financial Realty Mortgage Securities Trust
	Series 2006-1 Cl. 1A2
4,404	0.798% (1 Month USD LIBOR + 0.130) 09/25/2036[3]	1,096
	RAMP Trust
	Series 2004-RS8 Cl. MII1
46	1.568% (1 Month USD LIBOR + 0.600) 08/25/2034[3]	46
	Residential Accredit Loans Inc.
	Series 2007-QS4 Cl. 3A9
97	6.000%—03/25/2037	87
	Residential Asset Securitization Trust
	Series 2007-A8 Cl. 2A1
17,580	6.250%—08/25/2037	5,766
	Residential Funding Mortgage Securities I
	Series 2007-SA1 Cl. 2A2
156	3.891%—02/25/2037[3]	120
	Saxon Asset Securities Trust
	Series 2006-3 Cl. A3
2,353	0.838% (1 Month USD LIBOR + 0.170) 10/25/2046[3]	2,316
	Structured Adjustable Rate Mortgage Loan Trust
	Series 2005-21A Cl. 3A1
162	2.608%—04/25/2035[3]	163
	Structured Asset Mortgage Investments Inc.
	Series 2005-AR5 Cl. A2
170	1.054% (1 Month USD LIBOR + 0.500) 07/19/2035[3]	163
	Suntrust Adjustable Rate Mortgage Loan Trust
	Series 2007-S1 Cl. 1A
276	2.376%—01/25/2037[3]	231
	Tricon American Homes Trust
	Series 2020-SFR1 Cl. A
2,320	1.499%—07/17/2038[1]	2,110
	Washington Mutual Mortgage Pass Through Certificates Trust
	Series 2005-AR6 Cl. 2A1A
183	1.128% (1 Month USD LIBOR + 0.460) 04/25/2045[3]	180

Harbor Core Plus Fund
Portfolio of Investments—Continued

Principal Amounts, Value and Cost in Thousands
COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount		Value
	Series 2006-AR11 Cl. 3A1A
$1,029	1.139% (Fed 12 Month Treasury Average Constant Maturity Treasury + 0.920) 09/25/2046[3]	$981
	Series 2005-AR13 Cl. A1A1
90	1.248% (1 Month USD LIBOR + 0.580) 10/25/2045[3]	89
	Series 2006-AR8 Cl. 1A4
1,669	2.848%—08/25/2046[3]	1,628
		2,878
	Wells Fargo Commercial Mortgage Trust
	Series 2018-C48 Cl. A5
7,117	4.302%—01/15/2052	7,215
	WFRBS Commercial Mortgage Trust
	Series 2014-C23
6,450	3.917%—10/15/2057	6,475
	Series 2013-C17
3,101	4.023%—12/15/2046	3,119
		9,594
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $167,443)		157,230

CORPORATE BONDS & NOTES—34.7%
AEROSPACE & DEFENSE—1.3%
	BAE Systems plc
3,200	1.900%—02/15/2031[1]	2,625
3,000	3.000%—09/15/2050[1]	2,261
		4,886
	Boeing Co.
6,100	1.950%—02/01/2024	5,930
1,214	5.805%—05/01/2050	1,216
		7,146
	Northrop Grumman Corp.
4,300	5.250%—05/01/2050	4,697
		16,729
AIRLINES—0.7%
	Air Canada Pass-Through Trust
	Series 2017-1AA Cl. PTT
3,447	3.300%—07/15/2031[1]	3,267
	American Airlines Pass-Through Trust
	Series 15-2 Cl. AA
1,495	3.600%—03/22/2029	1,431
	Jetblue Airways Corp.
4,206	4.000%—05/15/2034	4,032
		8,730
AUTO COMPONENTS—0.5%
	Allison Transmission Inc.
2,800	4.750%—10/01/2027[1]	2,701
	Aptiv plc / Aptiv Corp.
5,000	4.150%—05/01/2052	4,127
		6,828
AUTOMOBILES—2.1%
	Ford Motor Credit Co. LLC
4,000	3.375%—11/13/2025	3,846
3,900	3.810%—01/09/2024	3,837
2,900	4.375%—08/06/2023	2,905
		10,588
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
AUTOMOBILES—Continued
	Nissan Motor Co. Ltd.
$2,700	3.522%—09/17/2025[1]	$2,611
3,900	4.810%—09/17/2030[1]	3,663
		6,274
	Volkswagen Group of America Finance LLC
4,700	3.350%—05/13/2025[1]	4,632
4,800	4.750%—11/13/2028[1]	4,905
		9,537
		26,399
BANKS—2.0%
	Banco Bilbao Vizcaya Argentaria SA
300	1.125%—09/18/2025	273
	Banque Federative du Credit Mutuel SA
6,300	3.750%—07/20/2023[1]	6,343
	Citigroup Inc.
4,700	2.572%—06/03/2031[5]	4,038
	JPMorgan Chase & Co.
4,000	1.470%—09/22/2027[5]	3,556
	Mitsubishi UFJ Financial Group Inc.
5,800	1.412%—07/17/2025	5,356
	NatWest Group PLC
200	4.519%—06/25/2024[5]	202
200	4.892%—05/18/2029[5]	199
		401
	Nordea Bank Abp
2,500	3.750%—08/30/2023[1]	2,518
	PNC Bank NA
2,900	2.500%—08/27/2024	2,843
		25,328
BEVERAGES—0.4%
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.
4,800	4.900%—02/01/2046	4,738
BUILDING PRODUCTS—1.5%
	Carlisle Cos. Inc.
3,250	2.200%—03/01/2032	2,651
	CRH America Finance Inc.
3,200	3.950%—04/04/2028[1]	3,168
3,200	4.500%—04/04/2048[1]	3,151
		6,319
	Ferguson Finance plc
4,800	4.650%—04/20/2032[1]	4,707
	Fortune Brands Home & Security Inc.
4,700	3.250%—09/15/2029	4,264
	Owens Corning
300	4.200%—12/01/2024	303
		18,244
CAPITAL MARKETS—4.4%
	Ares Finance Co. IV LLC
4,500	3.650%—02/01/2052[1]	3,422
	BGC Partners Inc.
6,300	5.375%—07/24/2023	6,402
	BlackRock TCP Capital Corp.
5,800	2.850%—02/09/2026	5,360
	Blackstone Holdings Finance Co. LLC
6,000	3.200%—01/30/2052[1]	4,579

Harbor Core Plus Fund
Portfolio of Investments—Continued

Principal Amounts, Value and Cost in Thousands
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
CAPITAL MARKETS—Continued
	Block Financial LLC Co.
$3,600	3.875%—08/15/2030	$3,349
	Credit Agricole SA MTN[6]
4,900	3.750%—04/24/2023[1]	4,920
	Credit Suisse Group AG
5,100	2.997%—12/14/2023[1,5]	5,086
4,900	3.750%—03/26/2025	4,809
		9,895
	Golub Capital BDC Inc.
5,800	2.500%—08/24/2026	5,176
	Hercules Capital Inc.
2,816	2.625%—09/16/2026	2,538
	KKR Group Finance Co. X LLC
3,000	3.250%—12/15/2051[1]	2,262
	Oaktree Specialty Lending Corp.
3,000	2.700%—01/15/2027	2,664
	Sixth Street Specialty Lending Inc.
5,500	2.500%—08/01/2026	4,972
		55,539
CHEMICALS—0.3%
	International Flavors & Fragrances Inc.
3,700	3.200%—05/01/2023	3,705
COMMUNICATIONS EQUIPMENT—0.2%
	Ciena Corp.
2,900	4.000%—01/31/2030[1]	2,648
CONSUMER FINANCE—0.7%
	Daimler Finance North America LLC
5,300	3.700%—05/04/2023[1]	5,358
	OneMain Finance Corp
2,800	6.875%—03/15/2025	2,819
		8,177
DIVERSIFIED CONSUMER SERVICES—0.3%
	Service Corp. International
4,400	4.000%—05/15/2031	3,967
DIVERSIFIED FINANCIAL SERVICES—0.4%
	Owl Rock Core Income Corp.
5,700	4.700%—02/08/2027[1]	5,383
DIVERSIFIED TELECOMMUNICATION SERVICES—0.8%
	AT&T Inc.
4,900	1.650%—02/01/2028	4,277
	Verizon Communications Inc.
7,000	3.700%—03/22/2061	5,642
		9,919
ELECTRIC UTILITIES—1.8%
	Duke Energy Florida LLC
4,000	2.400%—12/15/2031	3,467
	Exelon Corp.
3,100	4.050%—04/15/2030	3,039
1,500	5.625%—06/15/2035	1,598
		4,637
	FirstEnergy Corp.
1,100	3.350%—07/15/2022	1,099
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
ELECTRIC UTILITIES—Continued
	Jersey Central Power & Light Co.
$900	4.300%—01/15/2026[1]	$904
1,600	4.700%—04/01/2024[1]	1,620
		2,524
	Nextera Energy Capital Holdings Inc.
6,000	2.250%—06/01/2030	5,137
	Pacific Gas & Electric Co.
2,900	3.150%—01/01/2026	2,728
1,700	3.400%—08/15/2024	1,664
1,800	3.500%—06/15/2025	1,744
		6,136
		23,000
ENTERTAINMENT—0.6%
	Magallanes Inc.
4,000	5.141%—03/15/2052[1]	3,574
	Walt Disney Co.
3,900	2.650%—01/13/2031	3,480
		7,054
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—4.1%
	Agree LP Co.
1,400	2.900%—10/01/2030	1,238
	Alexandria Real Estate Equities Inc.
2,100	2.750%—12/15/2029	1,887
2,300	4.850%—04/15/2049	2,316
		4,203
	Boston Properties LP
4,905	2.750%—10/01/2026	4,643
	Brandywine Operating Partnership LP
5,000	4.100%—10/01/2024	5,029
	Digital Realty Trust LP
5,500	4.450%—07/15/2028	5,510
	EPR Properties
1,900	4.500%—06/01/2027	1,830
600	4.950%—04/15/2028	578
		2,408
	Equinix Inc.
5,000	1.000%—09/15/2025	4,538
	GLP Capital LP / GLP Financing II Inc.
4,500	4.000%—01/15/2030	4,192
	Highwoods Realty LP
2,500	2.600%—02/01/2031	2,118
	Invitation Homes Operating Partnership LP
4,000	2.700%—01/15/2034	3,255
	OMEGA Healthcare Investors Inc.
309	4.375%—08/01/2023	312
	Physicians Realty LP
1,400	3.950%—01/15/2028	1,367
	Scentre Group Trust
5,700	4.375%—05/28/2030[1]	5,688
	Spirit Realty LP
4,700	3.400%—01/15/2030	4,279
	VICI Properties LP
3,104	4.375%—05/15/2025	3,105
		51,885
HEALTH CARE EQUIPMENT & SUPPLIES—0.4%
	Boston Scientific Corp.
5,700	2.650%—06/01/2030	5,077

Harbor Core Plus Fund
Portfolio of Investments—Continued

Principal Amounts, Value and Cost in Thousands
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
HEALTH CARE PROVIDERS & SERVICES—0.8%
	CVS Pass-Through Trust
$425	6.943%—01/10/2030	$460
4,814	7.507%—01/10/2032[1]	5,551
		6,011
	HCA Inc.
4,000	5.375%—09/01/2026	4,099
100	5.875%—02/01/2029	104
		4,203
		10,214
HOTELS, RESTAURANTS & LEISURE—0.6%
	Expedia Group Inc.
3,450	6.250%—05/01/2025[1]	3,606
	Marriott International Inc.
5,000	3.500%—10/15/2032	4,470
		8,076
HOUSEHOLD DURABLES—0.3%
	Tri Pointe Homes Inc.
1,108	5.250%—06/01/2027	1,072
2,863	5.700%—06/15/2028	2,749
		3,821
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—0.6%
	ENEL Finance International NV
4,100	1.875%—07/12/2028[1]	3,588
4,100	2.250%—07/12/2031[1]	3,401
		6,989
INDUSTRIAL CONGLOMERATES—0.3%
	Textron Inc.
3,800	2.450%—03/15/2031	3,232
INSURANCE—1.2%
	AIA Group Ltd.
2,700	3.375%—04/07/2030[1]	2,580
	Allstate Corp.
4,300	1.450%—12/15/2030	3,509
	GA Global Funding Trust
4,000	1.950%—09/15/2028[1]	3,462
	SBL Holdings Inc.
5,675	5.000%—02/18/2031[1]	5,124
		14,675
MEDIA—0.5%
	Charter Communications Operating LLC / Charter Communications Operating Capital
4,775	5.375%—05/01/2047	4,280
2,400	6.384%—10/23/2035	2,531
		6,811
METALS & MINING—0.4%
	Anglo American Capital plc
5,267	3.875%—03/16/2029[1]	5,002
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITs)—0.4%
	ERP Operating LP
2,100	3.375%—06/01/2025	2,092
	Starwood Property Trust Inc.
3,700	4.375%—01/15/2027[1]	3,456
		5,548
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
OIL, GAS & CONSUMABLE FUELS—1.1%
	EQM Midstream Partners LP
$522	4.750%—07/15/2023	$517
	Occidental Petroleum Corp.
13,200	0.000%—10/10/2036[7]	6,820
	Sabine Pass Liquefaction LLC
900	4.200%—03/15/2028	884
5,100	4.500%—05/15/2030	5,072
		5,956
		13,293
PHARMACEUTICALS—0.9%
	Bayer US Finance II LLC
6,300	3.875%—12/15/2023[1]	6,353
	Takeda Pharmaceutical Co. Ltd.
1,500	2.050%—03/31/2030	1,263
	Teva Pharmaceutical Finance Netherlands III BV
3,000	6.750%—03/01/2028	3,051
		10,667
ROAD & RAIL—0.7%
	Canadian Pacific Railway Co.
1,145	6.125%—09/15/2115	1,265
	Norfolk Southern Corp.
3,800	4.050%—08/15/2052	3,473
	Union Pacific Corp.
5,000	3.375%—02/14/2042	4,320
		9,058
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.4%
	Broadcom Inc.
6,904	3.137%—11/15/2035[1]	5,583
4,003	3.469%—04/15/2034[1]	3,402
		8,985
	KLA Corp.
2,900	3.300%—03/01/2050	2,414
1,230	5.650%—11/01/2034	1,338
		3,752
	NXP BV / NXP Funding LLC / NXP USA Inc.
4,600	3.875%—06/18/2026[1]	4,535
		17,272
SOFTWARE—0.5%
	Oracle Corp.
400	2.950%—04/01/2030	346
3,500	3.600%—04/01/2040	2,716
		3,062
	VMware Inc.
3,600	4.650%—05/15/2027	3,653
		6,715
SPECIALTY RETAIL—0.5%
	Group 1 Automotive Inc.
2,900	4.000%—08/15/2028[1]	2,613
	Macy's Retail Holdings LLC
3,612	5.875%—03/15/2030[1]	3,396
		6,009
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.4%
	Dell International LLC / EMC Corp.
1,067	5.450%—06/15/2023	1,090

Harbor Core Plus Fund
Portfolio of Investments—Continued

Principal Amounts, Value and Cost in Thousands
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—Continued
$800	5.850%—07/15/2025	$841
3,300	6.020%—06/15/2026	3,489
		5,420
TRADING COMPANIES & DISTRIBUTORS—0.8%
	Aircastle Ltd.
6,200	2.850%—01/26/2028[1]	5,421
	Aviation Capital Group LLC
5,300	4.125%—08/01/2025[1]	5,186
		10,607
WIRELESS TELECOMMUNICATION SERVICES—0.8%
	American Tower Corp.
1,118	3.650%—03/15/2027	1,078
	Crown Castle International Corp.
4,000	3.700%—06/15/2026	3,936
	Rogers Communications Inc.
3,700	3.200%—03/15/2027[1]	3,526
	Sprint Communications Inc.
800	6.000%—11/15/2022	812
		9,352
TOTAL CORPORATE BONDS & NOTES
(Cost $470,431)		436,111

MORTGAGE PASS-THROUGH—25.6%
	Federal Home Loan Mortgage Corp.
5	2.285% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 2.250) 08/01/2035[3]	6
—	2.364% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 2.248) 06/01/2024[3]	—
32,251	2.500%—07/01/2050-09/01/2051	29,516
5,830	2.700%—08/01/2023	5,824
28,065	3.000%—12/15/2027-01/01/2050	14,309
304	3.500%—01/01/2026-02/01/2035	305
20,443	4.000%—03/01/2025-11/01/2048	16,370
158	4.500%—12/01/2040-09/01/2041	164
489	5.500%—02/01/2038-07/01/2038	522
1,752	6.000%—01/01/2029-05/01/2040	1,929
		68,945
	Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
15,517	1.208%—08/25/2022[3]	28
	Federal Home Loan Mortgage Corp. REMIC[8]
3,424	0.581% (1 Month USD LIBOR + 0.700) 08/15/2040-10/15/2040[3]	3,411
—	1.004% (1 Month USD LIBOR + 0.450) 11/15/2030[3]	—
1	8.000%—08/15/2022	1
		3,412
	Federal Home Loan Mortgage Corp. Structured Pass Through Certificates
	Series T-63 Cl. 1A1
52	1.283% (Fed 12 Month Treasury Average Constant Maturity Treasury + 1.200) 02/25/2045[3]	52
	Series E3 Cl. A
13	3.755%—08/15/2032[3]	13
		65
MORTGAGE PASS-THROUGH—Continued
Principal Amount		Value
	Federal National Mortgage Association
$114	1.619% (Fed 12 Month Treasury Average Constant Maturity Treasury + 1.400) 10/01/2040[3]	$116
14,202	1.859%—09/25/2057[3]	585
268	1.943% (12 Month USD LIBOR + 1.693) 08/01/2035[3]	269
19	1.945% (12 Month USD LIBOR + 1.695) 05/01/2035[3]	19
271	2.099% (12 Month USD LIBOR + 1.715) 06/01/2035[3]	283
5,012	2.310%—08/01/2022	5,007
22,477	2.500%—07/01/2050-02/01/2052	20,624
33,815	3.000%—06/01/2022-12/01/2050	32,104
24,483	3.500%—12/01/2025-01/01/2051	23,974
53,800	4.000%—09/01/2023-07/01/2051	47,412
35,312	4.500%—11/01/2022-12/01/2050	36,359
13,426	5.000%—10/01/2031-05/25/2045	3,688
12,237	5.500%—01/01/2025-09/01/2041	13,012
4,015	6.000%—07/01/2023-06/01/2040	4,374
		187,826
	Federal National Mortgage Association REMIC[8]
	Series 2015-38 Cl. DF
2,125	0.765% (1 Month USD LIBOR + 0.310) 06/25/2055[3]	2,131
	Series 2006-5 Cl. 3A2
29	1.905%—05/25/2035[3]	29
	Series 2011-98 Cl. ZL
24,941	3.500%—10/25/2041	24,299
	Series 2003-25 Cl. KP
253	5.000%—04/25/2033	263
	Series 2003-W1 Cl. 1A1
109	5.226%—12/25/2042[3]	109
		26,831
	Government National Mortgage Association
757	3.000%—11/15/2049	723
9,789	4.000%—03/20/2041-03/15/2050	5,433
27,905	5.000%—08/15/2033-06/15/2050	24,838
5,425	6.006%—07/20/2037[3]	621
4,380	6.106%—07/20/2037[3]	594
		32,209
	Government National Mortgage Association II
20	1.625% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 1.500) 09/20/2023-07/20/2027[3]	20
45	1.750% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 1.500) 10/20/2025-11/20/2029[3]	45
9	1.875% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 1.500) 05/20/2024[3]	9
150	2.000% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 1.500) 08/20/2022-02/20/2032[3]	154
1,525	4.500%—02/20/2049	1,560
63	5.000%—01/20/2049	66
		1,854
TOTAL MORTGAGE PASS-THROUGH
(Cost $338,668)		321,170

Harbor Core Plus Fund
Portfolio of Investments—Continued

Principal Amounts, Value and Cost in Thousands
MUNICIPAL BONDS—0.9%
Principal Amount		Value
	City of Chicago, IL
$816	7.750%—01/01/2042	$883
	Michigan State University
2,785	4.165%—08/15/2122	2,381
	New Jersey Transportation Trust Fund Authority
1,400	2.551%—06/15/2023	1,393
	New York State Dormitory Authority
2,845	3.399%—03/15/2032	2,644
	New York State Urban Development Corp.
3,900	1.496%—03/15/2027	3,518
TOTAL MUNICIPAL BONDS
(Cost $11,729)		10,819

U.S. GOVERNMENT OBLIGATIONS—14.8%
	Small Business Administration Participation Certificates
	Series 2003-20I Cl. 1
7	5.130%—09/01/2023	7
	Series 2009-20A Cl. 1
883	5.720%—01/01/2029	900
	Series 2008-20H Cl. 1
1,418	6.020%—08/01/2028	1,461
		2,368
	U.S. Treasury Bonds
15,367	1.375%—08/15/2050	10,581
104,411	1.750%—08/15/2041	82,754
34,359	2.000%—08/15/2051	27,769
1,845	2.375%—02/15/2042	1,630
		122,734
U.S. GOVERNMENT OBLIGATIONS—Continued
Principal Amount		Value
	U.S. Treasury Inflation Index Notes[9]
$3,366	1.000%—02/15/2049	$3,831
	U.S. Treasury Notes
2,990	1.250%—08/15/2031	2,590
34,608	1.375%—11/15/2031	30,225
23,991	1.500%—01/31/2027	22,458
2,344	1.875%—02/15/2032	2,141
		57,414
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost $215,580)		186,347

SHORT-TERM INVESTMENTS—0.1%
(Cost $1,062)
U.S. TREASURY BILLS—0.1%
	U.S. Treasury Bills
$1,062	0.280%—05/31/2022†	1,062
TOTAL INVESTMENTS—99.4%
(Cost $1,347,082)		1,248,416
CASH AND OTHER ASSETS, LESS LIABILITIES—0.6%		7,970
TOTAL NET ASSETS—100.0%		$1,256,386

FAIR VALUE MEASUREMENTS
All investments as of April 30, 2022 (as disclosed in the preceding Portfolio of Investments) were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.
The following is a rollforward of the Fund’s Level 3 investments during the period ended April 30, 2022.
Valuation Description	Beginning Balance as of 11/01/2021 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 04/30/2022 (000s)	Unrealized Gain/(Loss) as of 04/30/2022 (000s)
Preferred Stocks	$16,996	$—	$(17,140)	$—	$(604)	$748	$—	$—	$—	$—

Harbor Core Plus Fund
Portfolio of Investments—Continued

†	Coupon represents yield to maturity
1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of April 30, 2022, the aggregate value of these securities was $310,208 or 25% of net assets.

2	CLO after the name of a security stands for Collateralized Loan Obligation.
3
Variable or floating rate security; the stated rate represents the rate in effect as of April 30, 2022. The variable rate for such securities may be based on the indicated
reference rate and spread or on an underlying asset or pool of assets rather than a reference rate and may be determined by current interest rates, prepayments or other financial indicators.

4	Step coupon security; the stated rate represents the rate in effect as of April 30, 2022.
5	Rate changes from fixed to variable rate at a specified date prior to its final maturity. Stated rate is fixed rate currently in effect and stated date is the final maturity date.
6	MTN after the name of a security stands for Medium Term Note.
7	Zero coupon bond
8	REMICs are collateralized mortgage obligations which can hold mortgages secured by any type of real property and issue multiple-class securities backed by those mortgages.
9	Inflation-protected securities (“IPS”) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.
The accompanying notes are an integral part of the Financial Statements.

Harbor Disruptive Innovation Fund
Portfolio of Investments—April 30, 2022 (Unaudited)

Adviser: Harbor Capital Advisors, Inc.

Sector Allocation (% of investments)

Portfolio of Investments
Value and Cost in Thousands
COMMON STOCKS—98.8%
Shares		Value
AUTOMOBILES—2.9%
5,021	Tesla Inc.*	$4,372
BIOTECHNOLOGY—9.5%
81,446	Akouos Inc.*	228
90,244	Allogene Therapeutics Inc.*	753
19,427	Arrowhead Pharmaceuticals Inc.*	799
13,315	Ascendis Pharma A/S ADR (Denmark)*,1	1,215
166,063	Autolus Therapeutics plc ADR (United Kingdom)*,1	518
47,119	Avidity Biosciences Inc.*	674
52,532	Bicycle Therapeutics plc ADR (United Kingdom)*,1	1,233
11,073	Blueprint Medicines Corp.*	646
24,584	C4 Therapeutics Inc.*	211
113,438	Cabaletta Bio Inc.*	157
11,470	Fate Therapeutics Inc.*	328
147,519	Freeline Therapeutics Holdings plc ADR (United Kingdom)*,1	133
4,224	Horizon Therapeutics plc (Ireland)*	416
104,466	Invitae Corp.*	555
39,580	Iovance Biotherapeutics Inc.*	600
93,847	Ironwood Pharmaceuticals Inc.*	1,126
13,036	Krystal Biotech Inc.*	790
12,249	Kymera Therapeutics Inc.*	384
237,517	LogicBio Therapeutics Inc.*	104
160,171	Magenta Therapeutics Inc.*	229
80,600	Orchard Therapeutics plc ADR (United Kingdom)*,1	46
94,388	Precision BioSciences Inc.*	188
30,354	REGENXBIO Inc.*	843
30,863	Replimune Group Inc.*	518
69,402	Rocket Pharmaceuticals Inc.*	713
356,941	Synlogic Inc.*	607
64,503	TCR[2] Therapeutics Inc.*	137
23,658	UniQure NV (Netherlands)*	353
		14,504
CAPITAL MARKETS—1.1%
15,450	Coinbase Global Inc.*	1,741
CONTAINERS & PACKAGING—2.2%
42,234	Ball Corp.	3,428
COMMON STOCKS—Continued
Shares		Value
ELECTRIC UTILITIES—0.3%
6,671	NextEra Energy Inc.	$474
ENTERTAINMENT—1.4%
4,472	Netflix Inc.*	851
14,924	Sea Ltd. ADR (Singapore)*,1	1,235
		2,086
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—0.8%
6,990	Crown Castle International Corp.	1,295
HEALTH CARE EQUIPMENT & SUPPLIES—2.4%
2,289	Dexcom Inc.*	935
1,915	IDEXX Laboratories Inc.*	825
4,569	Insulet Corp.*	1,092
2,219	The Cooper Companies Inc.	801
		3,653
HEALTH CARE PROVIDERS & SERVICES—0.5%
6,603	Amedisys Inc.*	843
HOTELS, RESTAURANTS & LEISURE—1.0%
1,016	Chipotle Mexican Grill Inc.*	1,479
INTERACTIVE MEDIA & SERVICES—8.3%
1,098	Alphabet Inc. Class A*	2,506
1,398	Alphabet Inc. Class C*	3,214
12,794	Meta Platforms Inc.*	2,565
66,662	Twitter Inc.*	3,268
22,765	ZoomInfo Technologies Inc.*	1,079
		12,632
INTERNET & DIRECT MARKETING RETAIL—9.5%
2,737	Amazon.com Inc.*	6,803
118,351	AUTO1 Group SE (Germany)*,2	1,239
1,072,161	Deliveroo plc (United Kingdom)*,2	1,482
36,333	DoorDash Inc.*	2,959
2,066	MercadoLibre Inc. (Argentina)*	2,011
		14,494
IT SERVICES—13.4%
1,833	Adyen NV (Netherlands)*,2	3,074

Harbor Disruptive Innovation Fund
Portfolio of Investments—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
IT SERVICES—Continued
40,915	Block Inc.*	$4,073
18,878	Cloudflare Inc.*	1,626
2,678	MongoDB Inc.*	951
30,032	Okta Inc.*	3,583
11,984	PayPal Holdings Inc.*	1,054
3,569	Shopify Inc. (Canada)*	1,523
12,234	Snowflake Inc.*	2,097
22,913	Twilio Inc.*	2,562
		20,543
LEISURE PRODUCTS—1.4%
119,625	Peloton Interactive Inc.*	2,101
LIFE SCIENCES TOOLS & SERVICES—3.2%
1,382	Bio-Rad Laboratories Inc.*	708
7,829	ICON plc (Ireland)*	1,771
1,618	Lonza Group AG (Switzerland)	954
504	Mettler-Toledo International Inc.*	644
1,478	Thermo Fisher Scientific Inc.	817
		4,894
MEDIA—1.5%
78,930	ViacomCBS Inc.	2,298
PHARMACEUTICALS—1.2%
14,664	Arvinas Inc.*	806
10,924	Catalent Inc.*	989
		1,795
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—12.6%
9,781	Advanced Micro Devices Inc.*	836
10,664	Applied Materials Inc.	1,177
3,086	ASML Holding NV (Netherlands)	1,751
9,784	Lam Research Corp.	4,557
65,872	Microchip Technology Inc.	4,295
9,623	NVIDIA Corp.	1,785
22,055	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)[1]	2,050
16,434	Texas Instruments Inc.	2,798
		19,249
COMMON STOCKS—Continued
Shares		Value
SOFTWARE—23.0%
12,924	Atlassian Corp. plc (Australia)*	$2,906
8,918	Avalara Inc.*	678
16,089	Cadence Design Systems Inc.*	2,427
1,890	HubSpot Inc.*	717
26,479	Microsoft Corp.	7,348
5,791	MicroStrategy Inc.*	2,051
4,871	Sailpoint Technologies Holdings Inc.*	311
22,131	salesforce.com Inc.*	3,894
80,146	Samsara Inc.*	989
8,989	ServiceNow Inc.*	4,298
8,318	Smartsheet Inc.*	402
15,620	Workday Inc.*	3,229
29,396	Zendesk Inc.*	3,587
14,933	Zoom Video Communications Inc.*	1,487
4,564	Zscaler Inc.*	925
		35,249
SPECIALTY RETAIL—0.5%
12,272	Carvana Co.*	711
WIRELESS TELECOMMUNICATION SERVICES—2.1%
25,977	T-Mobile US Inc.*	3,199
TOTAL COMMON STOCKS
(Cost $222,339)		151,040
TOTAL INVESTMENTS—98.8%
(Cost $222,339)		151,040
CASH AND OTHER ASSETS, LESS LIABILITIES—1.2%		1,890
TOTAL NET ASSETS—100.0%		$152,930

FAIR VALUE MEASUREMENTS
As of April 30, 2022, the investments in Adyen NV, ASML Holding NV, AUTO1 Group SE, Deliveroo plc, and Lonza Group AG (as disclosed in the preceding Portfolio of Investments) were classified as Level 2 and all other investments were classified as Level 1. There were no Level 3 investments as of April 30, 2022 or October 31, 2021.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*	Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.

2
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of April 30, 2022, the aggregate value of these securities was $5,795 or 4% of net assets.

The accompanying notes are an integral part of the Financial Statements.

Harbor Diversified International All Cap Fund
Portfolio of Investments—April 30, 2022 (Unaudited)

Subadvisor: Marathon Asset Management Limited

REGION BREAKDOWN (% of investments)

Europe	**42.1%**	**Middle East/Central Asia**	**4.7%**
United Kingdom	16.2%	India	4.7%
France	5.2%	**Africa**	**3.5%**
Denmark	3.8%	South Africa	3.5%
Switzerland	3.7%	**Latin America**	**2.5%**
Germany	3.5%	Mexico	0.9%
Netherlands	2.3%	Peru	0.8%
Sweden	1.7%	Brazil	0.8%
Italy	1.4%		
Norway	1.1%		
Spain	1.0%		
Ireland	1.0%		
Finland	0.6%		
Austria	0.4%		
Belgium	0.2%		
Pacific Basin	**36.2%**		
Japan	14.8%		
China	5.1%		
Australia	4.3%		
Taiwan	4.1%		
Hong Kong	3.5%		
South Korea	2.1%		
Indonesia	1.2%		
Singapore	1.0%		
New Zealand	0.1%		
North America	**11.0%**		
Canada	10.8%		
United States	0.2%

The Fund’s Portfolio of Investments include investments denominated in foreign currencies. As of April 30, 2022, there was no foreign currency denomination that comprised more than 25% of the Fund’s net assets.

Portfolio of Investments
Value and Cost in Thousands
COMMON STOCKS—98.4%
Shares		Value
AEROSPACE & DEFENSE—0.8%
18,573	Airbus SE (France)	$2,033
321,745	BAE Systems plc (United Kingdom)	2,972
1,411,056	Rolls-Royce Holdings plc (United Kingdom)*	1,446
12,377	Thales SA (France)	1,585
		8,036
AIR FREIGHT & LOGISTICS—0.1%
24,663	Oesterreichische Post AG (Austria)	794
AIRLINES—0.6%
158,693	Air Canada (Canada)*	2,780
COMMON STOCKS—Continued
Shares		Value
AIRLINES—Continued
227,027	EasyJet plc (United Kingdom)*	$1,573
354,056	Qantas Airways Ltd. (Australia)*	1,372
		5,725
AUTO COMPONENTS—0.6%
24,600	Bridgestone Corp. (Japan)	902
247,384	Gestamp Automocion SA (Spain)*,1	808
194,763	Johnson Electric Holdings Ltd. (Hong Kong)	221
32,335	Magna International Inc. (Canada)	1,949
35,700	Sumitomo Electric Industries Ltd. (Japan)	384
22,300	Toyota Industries Corp. (Japan)	1,337
		5,601

Harbor Diversified International All Cap Fund
Portfolio of Investments—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
AUTOMOBILES—0.8%
31,980	Bayerische Motoren Werke AG (Germany)	$2,612
275,100	Toyota Motor Corp. (Japan)	4,713
		7,325
BANKS—10.2%
226,980	Australia & New Zealand Banking Group Ltd. (Australia)	4,319
624,775	Bank of Ireland Group plc (Ireland)*	3,787
61,590	Bank of Nova Scotia (Canada)	3,900
3,320,720	Barclays plc (United Kingdom)	6,104
112,191	BNP Paribas SA (France)	5,817
894,256	CaixaBank SA (Spain)[2]	2,887
38,644	Capitec Bank Holdings Ltd. (South Africa)	5,394
37,449	Close Brothers Group plc (United Kingdom)	519
21,781	Danske Bank AS (Denmark)	334
171,947	DBS Group Holdings Ltd. (Singapore)	4,172
90,069	DNB Bank ASA (Norway)	1,745
51,800	Fukuoka Financial Group Inc. (Japan)	946
514,200	Grupo Financiero Banorte SAB de CV (Mexico)*	3,389
172,017	HDFC Bank Ltd. ADR (India)[3]	9,497
133,162	HSBC Holdings plc (Hong Kong)	835
263,819	Intesa Sanpaolo SpA (Italy)	538
9,931,036	Lloyds Banking Group plc (United Kingdom)	5,641
20,730,700	PT Bank Central Asia TBK (Indonesia)	11,627
1,439,200	Resona Holdings Inc. (Japan)	6,258
154,003	Shinhan Financial Group Co. Ltd. (South Korea)*	5,117
336,396	Standard Chartered plc (United Kingdom)	2,300
36,200	Sumitomo Mitsui Financial Group Inc. (Japan)	1,094
109,300	Sumitomo Mitsui Trust Holdings Inc. (Japan)	3,392
290,659	Svenska Handelsbanken AB (Sweden)	2,932
336,676	UniCredit SpA (Italy)	3,116
103,982	United Overseas Bank Ltd. (Singapore)	2,226
		97,886
BEVERAGES—2.2%
35,613	Anheuser-Busch InBev SA (Belgium)	2,049
16,279	Carlsberg AS (Denmark)	2,068
29,872	Coca-Cola Europacific Partners plc (United States)	1,492
128,811	Davide Campari-Milano NV (Italy)	1,453
103,098	Diageo plc (United Kingdom)	5,144
41,811	Heineken NV (Netherlands)	4,081
304,500	Kirin Holdings Co. Ltd. (Japan)	4,439
3,919	Pernod Ricard SA (France)	809
		21,535
BIOTECHNOLOGY—0.1%
7,206	CSL Ltd. (Australia)	1,375
BUILDING PRODUCTS—1.3%
209,044	Assa Abloy AB Class B (Sweden)	5,283
7,979	Geberit AG (Switzerland)	4,551
239,861	GWA Group Ltd. (Australia)	383
112,700	LIXIL Group Corp. (Japan)	1,982
		12,199
CAPITAL MARKETS—2.6%
305,522	3i Group plc (United Kingdom)	5,000
201,270	Brookfield Asset Management Inc. (Canada)	10,039
114,400	Daiwa Securities Group Inc. (Japan)	561
141,457	IG Group Holdings plc (United Kingdom)	1,446
76,500	JAFCO Group Co. Ltd. (Japan)*	922
463,641	Jupiter Fund Management plc (United Kingdom)	1,035
676,500	Nomura Holdings Inc. (Japan)	2,605
19,931	Rathbone Brothers plc (United Kingdom)	526
COMMON STOCKS—Continued
Shares		Value
CAPITAL MARKETS—Continued
131,661	St. James's Place plc (United Kingdom)	$2,116
31,449	UBS Group AG (Switzerland)	534
		24,784
CHEMICALS—1.1%
180,400	Air Water Inc. (Japan)	2,394
56,899	BASF SE (Germany)	2,997
27,900	Nissan Chemical Corp. (Japan)	1,474
82,753	Orica Ltd. (Australia)	951
31,800	SKSHU Paint Co. Ltd. (China)*	356
25,700	Sumitomo Bakelite Co. Ltd. (Japan)	843
20,500	Tokyo Ohka Kogyo Co. Ltd. (Japan)	1,114
		10,129
COMMERCIAL SERVICES & SUPPLIES—1.6%
15,900	AEON Delight Co. Ltd. (Japan)	340
11,562	Befesa SA (Germany)*,1	722
138,074	Brambles Ltd. (Australia)	1,019
985,938	Cleanaway Waste Management Ltd. (Australia)	2,210
25,146	Elis SA (France)	361
323,070	HomeServe plc (United Kingdom)	3,970
75,627	Ritchie Bros Auctioneers Inc. (Canada)	4,166
1,159,754	Serco Group plc (United Kingdom)	2,193
		14,981
CONSTRUCTION & ENGINEERING—1.2%
47,623	Boskalis Westminster NV (Netherlands)	1,654
21,067	Ferrovial SA (Spain)	540
192,900	Infroneer Holdings Inc. (Japan)	1,405
366,800	Obayashi Corp. (Japan)	2,523
281,700	Penta-Ocean Construction Co. Ltd. (Japan)	1,378
169,615	SNC-Lavalin Group Inc. (Canada)	3,772
		11,272
CONSTRUCTION MATERIALS—1.2%
16,055	CRH plc (Ireland)	639
305,428	Fletcher Building Ltd. (New Zealand)	1,217
64,042	Holcim Ltd. (Switzerland)*	3,131
5,696	Imerys SA (France)	224
41,422	James Hardie Industries PLC CDI (Australia)*,3	1,194
147,100	Taiheiyo Cement Corp. (Japan)	2,380
8,850	Vicat SA (France)	266
79,194	Wienerberger AG (Austria)	2,236
		11,287
CONSUMER FINANCE—0.1%
328,211	International Personal Finance plc (United Kingdom)	391
465,404	Non-Standard Finance plc (United Kingdom)*,1	13
236,465	Provident Financial plc (United Kingdom)	757
		1,161
CONTAINERS & PACKAGING—0.4%
526,958	DS Smith plc (United Kingdom)	2,165
160,000	Toyo Seikan Group Holdings Ltd. (Japan)	1,731
		3,896
DISTRIBUTORS—0.2%
246,319	Inchcape plc (United Kingdom)	2,204
DIVERSIFIED FINANCIAL SERVICES—1.5%
1,116,897	AMP Ltd. (Australia)*	902
1,233,800	B3 Brasil Bolsa Balcao SA (Brazil)*	3,319
731,050	Chailease Holding Co. Ltd. (Taiwan)	5,810

Harbor Diversified International All Cap Fund
Portfolio of Investments—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
DIVERSIFIED FINANCIAL SERVICES—Continued
157,916	Challenger Ltd. (Australia)	$799
21,474	Macquarie Group Ltd. (Australia)	3,091
		13,921
DIVERSIFIED TELECOMMUNICATION SERVICES—1.8%
44,501	BCE Inc. (Canada)	2,366
80,576	Deutsche Telekom AG (Germany)	1,484
688,761	Koninklijke KPN NV (Netherlands)	2,377
295,700	Nippon Telegraph & Telephone Corp. (Japan)	8,714
622,500	Singapore Telecommunications Ltd. (Singapore)	1,242
428,719	Telstra Corp. Ltd. (Australia)	1,217
		17,400
ELECTRIC UTILITIES—0.3%
25,118	Orsted AS (Denmark)[1]	2,779
ELECTRICAL EQUIPMENT—2.6%
107,023	ABB Ltd. (Switzerland)	3,211
237,987	Havells India Ltd. (India)*	4,045
55,077	Legrand SA (France)	4,881
193,600	Mitsubishi Electric Corp. (Japan)	2,028
26,445	Schneider Electric SE (France)	3,794
270,004	Vestas Wind Systems AS (Denmark)	6,885
		24,844
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.9%
668,315	Delta Electronics Inc. (Taiwan)	5,579
17,500	Kyocera Corp. (Japan)	919
11,700	Omron Corp. (Japan)	690
54,100	TDK Corp. (Japan)*	1,671
		8,859
ENERGY EQUIPMENT & SERVICES—0.2%
282,869	John Wood Group plc (United Kingdom)*	787
113,396	Petrofac Ltd. (United Kingdom)*	191
1,011,511	Saipem SpA (Italy)*	1,145
17,966	Technip Energies NV (France)*	218
		2,341
ENTERTAINMENT—0.3%
24,794	CTS Eventim AG & Co. KGaA (Germany)*	1,702
56,087	Modern Times Group MTG AB Class B (Sweden)*	593
2,100	Nintendo Co. Ltd. (Japan)	958
		3,253
FOOD & STAPLES RETAILING—3.3%
121,668	Alimentation Couche-Tard Inc. (Canada)	5,417
273,631	Bid Corp. Ltd. (South Africa)	5,746
242,936	Clicks Group Ltd. (South Africa)	4,781
101,371	Koninklijke Ahold Delhaize NV (Netherlands)	2,990
72,422	Loblaw Cos. Ltd. (Canada)	6,625
22,700	Matsumotokiyoshi Holdings Co. Ltd. (Japan)	750
283,999	Metcash Ltd. (Australia)	953
54,900	Seven & I Holdings Co. Ltd. (Japan)	2,428
521,905	Tesco plc (United Kingdom)	1,773
140,921	X5 Retail Group NV GDR (Russia)[3]	—[x]
		31,463
FOOD PRODUCTS—1.7%
1,546,000	China Mengniu Dairy Co. Ltd. (China)*	8,344
643,300	Delfi Ltd. (Singapore)	355
202,803	Devro plc (United Kingdom)	533
766,000	First Pacific Co. Ltd. (Hong Kong)	309
COMMON STOCKS—Continued
Shares		Value
FOOD PRODUCTS—Continued
10,400	Fuji Oil Holdings Inc. (Japan)	$148
61,800	Megmilk Snow Brand Co. Ltd. (Japan)	921
49,500	NH Foods Ltd. (Japan)	1,563
54,400	Toyo Suisan Kaisha Ltd. (Japan)	1,680
28,613	Viscofan SA (Spain)	1,580
16,600	Yakult Honsha Co. Ltd. (Japan)	859
		16,292
HEALTH CARE EQUIPMENT & SUPPLIES—2.2%
42,341	Coloplast AS Class B (Denmark)	5,704
1,095,028	ConvaTec Group plc (United Kingdom)[1]	2,897
81,369	Demant AS (Denmark)*	3,576
48,037	Getinge AB Class B (Sweden)	1,390
59,378	GN Store Nord AS (Denmark)	2,228
76,572	Koninklijke Philips NV (Netherlands)	2,001
34,611	Smith & Nephew plc (United Kingdom)	561
7,582	Sonova Holding AG (Switzerland)	2,734
		21,091
HEALTH CARE PROVIDERS & SERVICES—0.7%
28,600	Alfresa Holdings Corp. (Japan)	389
24,990	Amplifon SpA (Italy)	997
65,256	Fresenius Medical Care AG & Co. KGaA (Germany)	4,058
99,600	MediPAL Holdings Corp. (Japan)	1,640
		7,084
HOTELS, RESTAURANTS & LEISURE—2.6%
41,901	Aristocrat Leisure Ltd. (Australia)	972
41,764	Carnival plc (United Kingdom)*	655
276,259	Compass Group plc (United Kingdom)*	5,830
249,855	Entain plc (United Kingdom)*	4,695
41,784	Flutter Entertainment plc (Ireland)*	4,199
298,000	Galaxy Entertainment Group Ltd. (Hong Kong)*	1,700
12,239	InterContinental Hotels Group plc (United Kingdom)	781
49,429	Playtech plc (United Kingdom)*	323
1,147,493	SSP Group plc (United Kingdom)*	3,387
738,893	TUI AG (Germany)*	2,104
		24,646
HOUSEHOLD DURABLES—0.9%
87,475	Barratt Developments plc (United Kingdom)	535
693,100	Midea Group Co. Ltd. (China)*	5,949
59,400	Sekisui Chemical Co. Ltd. (Japan)	805
722,505	Taylor Wimpey plc (United Kingdom)	1,136
		8,425
HOUSEHOLD PRODUCTS—0.5%
56,728	Reckitt Benckiser Group plc (United Kingdom)	4,424
INDUSTRIAL CONGLOMERATES—1.7%
166,000	CK Hutchison Holdings Ltd. (Hong Kong)	1,165
32,096	DCC plc (United Kingdom)	2,432
185,500	Hitachi Ltd. (Japan)	8,798
44,300	Jardine Matheson Holdings Ltd. (Hong Kong)	2,346
168,000	Nisshinbo Holdings Inc. (Japan)	1,257
		15,998
INSURANCE—6.3%
69,558	Admiral Group plc (United Kingdom)	2,189
1,533,600	AIA Group Ltd. (Hong Kong)	15,066
168,857	AXA SA (France)	4,467
306,500	Dai-ichi Life Holdings Inc. (Japan)	6,137
17,770	Fairfax Financial Holdings Ltd. (Canada)	9,764

Harbor Diversified International All Cap Fund
Portfolio of Investments—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
INSURANCE—Continued
76,400	Great Eastern Holdings Ltd. (Singapore)	$1,124
5,657	Hannover Rueck SE (Germany)	879
5,015	Helvetia Holding AG (Switzerland)	644
74,002	Hiscox Ltd. (United Kingdom)	879
434,400	Japan Post Holdings Co. Ltd. (Japan)	3,046
987,973	Porto Seguro SA (Brazil)*	4,067
85,468	Prudential plc (United Kingdom)	1,064
19,550	Prudential plc (Hong Kong)	243
322,906	QBE Insurance Group Ltd. (Australia)	2,786
104,805	Sampo OYJ (Finland)	5,089
37,600	Sompo Holdings Inc. (Japan)	1,531
35,200	Tokio Marine Holdings Inc. (Japan)	1,903
		60,878
INTERACTIVE MEDIA & SERVICES—1.2%
247,198	Auto Trader Group plc (United Kingdom)[1]	1,951
21,115	Baidu Inc. ADR (China)*,3	2,622
80,107	Carsales.com Ltd. (Australia)	1,183
62,151	Domain Holdings Australia Ltd. (Australia)	151
726,585	Rightmove plc (United Kingdom)	5,585
		11,492
INTERNET & DIRECT MARKETING RETAIL—1.4%
29,510	Cazoo Group Ltd. (United States)*	50
89,238	HelloFresh SE (Germany)*	3,762
24,297	Just Eat Takeaway.com NV (Netherlands)*,1	660
64,053	Naspers Ltd. (South Africa)	6,460
369,120	Vipshop Holdings Ltd. ADR (China)*,3	2,827
		13,759
IT SERVICES—3.4%
14,777	Alten SA (France)	1,983
2,209,596	Capita plc (United Kingdom)*	659
68,733	Edenred (France)	3,452
307,452	Infosys Ltd. ADR (India)[3]	6,109
82,700	NEC Corp. (Japan)	3,209
61,300	NET One Systems Co. Ltd. (Japan)	1,463
37,400	NS Solutions Corp. (Japan)	1,116
170,800	NTT Data Corp. (Japan)	3,149
5,977	Reply SpA (Italy)	880
95,800	SCSK Corp. (Japan)	1,523
190,464	Tata Consultancy Services Ltd. (India)	8,781
		32,324
LEISURE PRODUCTS—1.1%
9,100	Bandai Namco Holdings Inc. (Japan)	616
354,386	Giant Manufacturing Co. Ltd. (Taiwan)	2,963
150,000	Sega Sammy Holdings Inc. (Japan)	2,658
108,401	Spin Master Corp. (Canada)*,1	3,899
		10,136
LIFE SCIENCES TOOLS & SERVICES—0.4%
40,143	Eurofins Scientific SE (France)	3,731
7,294	Gerresheimer AG (Germany)	506
		4,237
MACHINERY—3.4%
15,042	Andritz AG (Austria)	639
345,731	CNH Industrial NV (Italy)	4,898
15,700	Daifuku Co. Ltd. (Japan)	965
88,401	Fluidra SA (Spain)*	2,393
14,612	GEA Group AG (Germany)	569
67,292	Iveco Group NV (Italy)*	396
COMMON STOCKS—Continued
Shares		Value
MACHINERY—Continued
60,100	Mitsubishi Heavy Industries Ltd. (Japan)	$2,055
18,000	Miura Co. Ltd. (Japan)	376
104,700	NSK Ltd. (Japan)	579
130,278	Rotork plc (United Kingdom)	475
143,038	Sandvik AB (Sweden)	2,707
1,027,100	Sany Heavy Industry Co. Ltd. (China)	2,556
28,443	Stabilus SA (Germany)	1,340
477,000	Techtronic Industries Co. Ltd. (Hong Kong)	6,367
98,398	Wartsila OYJ ABP (Finland)	790
3,870,000	Weichai Power Co. Ltd. (China)	5,406
		32,511
MARINE—0.1%
201,108	Irish Continental Group plc (Ireland)*	815
MEDIA—1.7%
41,756	Euromoney Institutional Investor plc (United Kingdom)	515
205,800	Fuji Media Holdings Inc. (Japan)	1,777
27,522	Future plc (United Kingdom)	754
83,700	Hakuhodo DY Holdings Inc. (Japan)	988
117,111	Informa plc (United Kingdom)*	831
2,202,171	ITV plc (United Kingdom)	2,034
83,281	JCDecaux SA (France)*	1,746
42,613	MediaSet Espana Comunicacion SA (Spain)*	191
141,320	Nippon Television Holdings Inc. (Japan)	1,356
41,110	Nordic Entertainment Group AB (Sweden)*	1,350
24,106	Schibsted ASA Class A (Norway)	502
10,357	Schibsted ASA Class B (Norway)	199
86,300	TBS Holdings Inc. (Japan)	1,132
219,979	WPP plc (United Kingdom)	2,742
		16,117
METALS & MINING—6.4%
122,123	Acerinox SA (Spain)	1,286
252,334	African Rainbow Minerals Ltd. (South Africa)	4,175
31,878	Anglo American Platinum Ltd. (South Africa)	3,524
152,414	ArcelorMittal SA (France)	4,444
317,494	Barrick Gold Corp. (Canada)	7,081
153,455	BHP Group Ltd. (Australia)	5,128
94,800	BlueScope Steel Ltd. (Australia)	1,348
20,900	Dowa Holdings Co. Ltd. (Japan)	889
470,462	Evolution Mining Ltd. (Australia)	1,331
166,824	First Quantum Minerals Ltd. (Canada)	4,783
27,984	Franco-Nevada Corp. (Canada)	4,232
1,199,382	Glencore plc (United Kingdom)*	7,390
95,659	Newcrest Mining Ltd. (Australia)	1,796
30,336	OZ Minerals Ltd. (Australia)	527
69,442	Rio Tinto plc (United Kingdom)	4,906
320,373	Severstal PJSC GDR (Russia)[3]	—[x]
123,478	Southern Copper Corp. (Peru)	7,689
22,800	Sumitomo Metal Mining Co. Ltd. (Japan)	1,000
		61,529
MULTILINE RETAIL—0.1%
68,600	Marui Group Co. Ltd. (Japan)	1,181
OIL, GAS & CONSUMABLE FUELS—4.0%
920,785	Beach Energy Ltd. (Australia)	1,050
2,612,041	BP plc (United Kingdom)	12,610
150,869	Canadian Natural Resources Ltd. (Canada)	9,338
240,850	Equinor ASA (Norway)	8,141
127,800	INPEX Corp. (Japan)	1,520

Harbor Diversified International All Cap Fund
Portfolio of Investments—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
OIL, GAS & CONSUMABLE FUELS—Continued
246,684	PrairieSky Royalty Ltd. (Canada)	$3,385
494,579	Santos Ltd. (Australia)	2,764
		38,808
PAPER & FOREST PRODUCTS—0.3%
513,000	Oji Holdings Corp. (Japan)	2,430
PERSONAL PRODUCTS—1.4%
510,224	Dabur India Ltd. (India)	3,697
294,209	L'Occitane International SA (Hong Kong)	922
593,320	Marico Ltd. (India)	4,028
95,969	Unilever plc (United Kingdom)	4,462
		13,109
PHARMACEUTICALS—2.9%
111,015	Novo Nordisk AS (Denmark)	12,681
32,523	Roche Holding AG (Switzerland)	12,060
13,600	Sawai Group Holdings Co. Ltd. (Japan)	456
18,400	Takeda Pharmaceutical Co. Ltd. (Japan)	534
67,600	Tsumura & Co. (Japan)	1,663
		27,394
PROFESSIONAL SERVICES—2.6%
63,962	Adecco Group AG (Switzerland)*	2,468
141,533	ALS Ltd. (Australia)	1,282
69,443	Experian plc (United Kingdom)	2,398
1,749,158	Hays plc (United Kingdom)	2,686
93,622	Intertek Group plc (United Kingdom)	5,834
100,592	IPH Ltd. (Australia)	533
77,900	Nomura Co. Ltd. (Japan)	536
123,444	PageGroup plc (United Kingdom)*	755
41,300	Persol Holdings Co. Ltd. (Japan)	819
10,731	Randstad NV (Netherlands)	568
157,689	RELX plc (United Kingdom)	4,698
72,274	RWS Holdings plc (United Kingdom)	396
23,600	TechnoPro Holdings Inc. (Japan)	601
4,982	Teleperformance (France)	1,788
		25,362
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.3%
60,100	Daiwa House Industry Co. Ltd. (Japan)	1,445
77,476	Singapore Land Group Ltd (Singapore)	144
202,500	Swire Pacific Ltd. (Hong Kong)	1,153
		2,742
ROAD & RAIL—0.9%
81,293	Canadian Pacific Railway Ltd. (Canada)	5,947
23,400	East Japan Railway Co. (Japan)	1,220
217,898	National Express Group plc (United Kingdom)*	675
87,900	Senko Group Holdings Co. Ltd. (Japan)	595
		8,437
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.5%
62,800	ASM Pacific Technology Ltd. (Hong Kong)	633
13,641	ASML Holding NV (Netherlands)	7,742
90,000	MediaTek Inc. (Taiwan)*	2,481
203,400	Renesas Electronics Corp. (Japan)*	2,172
22,700	ROHM Co. Ltd. (Japan)	1,586
58,398	SK Hynix Inc. (South Korea)	5,117
788,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	14,249
		33,980
COMMON STOCKS—Continued
Shares		Value
SOFTWARE—0.7%
4,127	Constellation Software Inc. (Canada)	$6,495
SPECIALTY RETAIL—1.3%
3,039,700	Esprit Holdings Ltd. (Hong Kong)*	536
2,531,018	Pepkor Holdings Ltd. (South Africa)[1]	3,413
229,391	Pets at Home Group plc (United Kingdom)	890
111,104	WH Smith plc (United Kingdom)*	1,999
872,000	Zhongsheng Group Holdings Ltd (China)	5,762
		12,600
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—1.9%
585,000	Advantech Co. Ltd. (Taiwan)	7,272
20,699	Logitech International SA (Switzerland)	1,347
19,278	Quadient SA (France)	361
174,681	Samsung Electronics Co Ltd. (South Korea)	9,309
		18,289
TEXTILES, APPAREL & LUXURY GOODS—2.9%
13,417	Adidas AG (Germany)	2,706
43,700	ASICS Corp. (Japan)	689
40,584	Cie Financiere Richemont SA (Switzerland)	4,716
30,336	EssilorLuxottica SA (France)	5,165
56,783	Gildan Activewear Inc. (Canada)	1,924
688,500	Li Ning Co. Ltd. (China)	5,366
309,300	Samsonite International SA (Hong Kong)*,1	678
403,000	Shenzhou International Group Holdings Ltd. (China)	5,468
1,105,746	Stella International Holdings Ltd. (Hong Kong)	1,169
		27,881
THRIFTS & MORTGAGE FINANCE—0.8%
273,585	Housing Development Finance Corp. Ltd. (India)*	7,884
TOBACCO—0.3%
14,194	British American Tobacco plc (United Kingdom)	595
241,202	Swedish Match AB (Sweden)	1,921
		2,516
TRADING COMPANIES & DISTRIBUTORS—1.7%
453,800	BOC Aviation Ltd. (China)[1]	3,560
49,305	Brenntag SE (Germany)	3,804
112,434	Bunzl plc (United Kingdom)	4,338
105,715	Finning International Inc. (Canada)	2,974
58,900	ITOCHU Corp. (Japan)	1,778
		16,454
TRANSPORTATION INFRASTRUCTURE—0.8%
93,730	Getlink SE (France)	1,715
334,765	Grupo Aeroportuario del Pacifico SAB de CV Class B (Mexico)	5,158
52,500	Mitsubishi Logistics Corp. (Japan)	1,210
		8,083
WIRELESS TELECOMMUNICATION SERVICES—0.3%
28,400	KDDI Corp. (Japan)	941
36,372	Rogers Communications Inc. (Canada)	1,981
		2,922
TOTAL COMMON STOCKS
(Cost $905,567)		943,375

Harbor Diversified International All Cap Fund
Portfolio of Investments—Continued

Value and Cost in Thousands
PREFERRED STOCKS—0.2%
(Cost $2,421)
Shares		Value
AUTOMOBILES—0.2%
14,110	Volkswagen AG (Germany)	$2,185
TOTAL INVESTMENTS—98.6%
(Cost $907,988)		945,560
CASH AND OTHER ASSETS, LESS LIABILITIES—1.4%		13,059
TOTAL NET ASSETS—100.0%		$958,619

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of April 30, 2022 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Africa	$—	$33,493	$—	$33,493
Europe	—	395,480	—	395,480
Latin America	23,621	—	—	23,621
Middle East/Central Asia	15,606	28,436	—	44,042
North America	104,358	—	—	104,358
Pacific Basin	5,449	336,932	—	342,381
Preferred Stocks
Europe	—	2,185	—	2,185
Total Investments in Securities	$149,034	$796,526	$—	$945,560
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.
The following is a rollforward of the Fund’s Level 3 investments during the period ended April 30, 2022. Transfers into or out of Level 3 are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occured.
Valuation Description	Beginning Balance as of 11/01/2021 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3[h] (000s)	Transfers Out of Level 3[h] (000s)	Ending Balance as of 04/30/2022 (000s)	Unrealized Gain/(Loss) as of 04/30/2022 (000s)
Common Stocks	$3,372	$263	$(470)	$—	$80	$(154)	$—	$(3,091)	$—	$(11,174)
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.
Valuation Descriptions	Ending Balance as of 04/30/2022 (000s)	Valuation Technique	Unobservable Input(s)	Input Value(s)
Investments in Securities
Common Stocks
Severstal PJSC GDR (Russia)[1]	$ —	Market Approach	Estimated Recovery Value	$ 0.00
X5 Retail Group NV GDR (Russia)[1]	—	Market Approach	Estimated Recovery Value	$ 0.00
$—

Harbor Diversified International All Cap Fund
Portfolio of Investments—Continued

x	Fair valued in accordance with Harbor Funds' Valuation Procedures.
*	Non-income producing security
1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of April 30, 2022, the aggregate value of these securities was $21,380 or 2% of net assets.

2	All or a portion of this security was out on loan as of April 30, 2022.
3
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.

h	Transferred from Level 2 to Level 3 due to the unavailability of observable market data for pricing or transferred from Level 3 to Level 2 due to availability of observable market data for pricing
The accompanying notes are an integral part of the Financial Statements.

Harbor Emerging Markets Equity Fund
Portfolio of Investments—April 30, 2022 (Unaudited)

Subadvisor: Marathon Asset Management Limited

REGION BREAKDOWN (% of investments)

The Fund’s Portfolio of Investments include investments denominated in foreign currencies. As of April 30, 2022, there was no foreign currency denomination that comprised more than 25% of the Fund’s net assets.

Portfolio of Investments
Value and Cost in Thousands
COMMON STOCKS—96.8%
Shares		Value
BANKS—13.7%
2,849	Capitec Bank Holdings Ltd. (South Africa)	$398
37,900	Grupo Financiero Banorte SAB de CV (Mexico)*	250
12,684	HDFC Bank Ltd. ADR (India)[1]	700
1,528,600	PT Bank Central Asia TBK (Indonesia)	857
11,356	Shinhan Financial Group Co. Ltd. (South Korea)*	377
		2,582
CHEMICALS—0.1%
2,100	SKSHU Paint Co. Ltd. (China)*	24
2,684,000	Tianhe Chemicals Group Ltd. (Hong Kong)*	—[x]
		24
DIVERSIFIED FINANCIAL SERVICES—3.6%
91,200	B3 Brasil Bolsa Balcao SA (Brazil)*	246
53,500	Chailease Holding Co. Ltd. (Taiwan)	425
		671
ELECTRICAL EQUIPMENT—1.6%
17,548	Havells India Ltd. (India)*	298
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.2%
49,000	Delta Electronics Inc. (Taiwan)	409
FOOD & STAPLES RETAILING—4.1%
20,177	Bid Corp. Ltd. (South Africa)	424
17,913	Clicks Group Ltd. (South Africa)	352
9,353	X5 Retail Group NV GDR (Russia)[1]	—[x]
		776
FOOD PRODUCTS—3.5%
114,000	China Mengniu Dairy Co. Ltd. (China)*	615
92,600	Delfi Ltd. (Singapore)	51
		666
HOUSEHOLD DURABLES—2.3%
51,466	Midea Group Co. Ltd. (China)*	442
COMMON STOCKS—Continued
Shares		Value
INSURANCE—6.1%
87,200	AIA Group Ltd. (Hong Kong)	$856
72,849	Porto Seguro SA (Brazil)*	300
		1,156
INTERACTIVE MEDIA & SERVICES—1.0%
1,557	Baidu Inc. ADR (China)*,1	193
INTERNET & DIRECT MARKETING RETAIL—3.6%
4,723	Naspers Ltd. (South Africa)	476
27,218	Vipshop Holdings Ltd. ADR (China)*,1	209
		685
IT SERVICES—5.8%
22,670	Infosys Ltd. ADR (India)[1]	450
14,044	Tata Consultancy Services Ltd. (India)	648
		1,098
LEISURE PRODUCTS—1.2%
26,628	Giant Manufacturing Co. Ltd. (Taiwan)	223
MACHINERY—5.5%
75,700	SANY Heavy Industry Co. Ltd. (China)	189
33,500	Techtronic Industries Co. Ltd. (Hong Kong)	447
285,000	Weichai Power Co. Ltd. (China)	398
		1,034
METALS & MINING—7.9%
18,606	African Rainbow Minerals Ltd. (South Africa)	308
2,351	Anglo American Platinum Ltd. (South Africa)	260
12,301	First Quantum Minerals Ltd. (Canada)	352
21,345	Severstal PJSC GDR (Russia)[1]	—[x]
9,105	Southern Copper Corp. (Peru)	567
		1,487

Harbor Emerging Markets Equity Fund
Portfolio of Investments—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
PERSONAL PRODUCTS—3.0%
37,622	Dabur India Ltd. (India)	$273
43,749	Marico Ltd. (India)	297
		570
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—10.7%
683	ASML Holding NV (Netherlands)	387
7,000	MediaTek Inc. (Taiwan)*	193
4,312	SK Hynix Inc. (South Korea)	378
58,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	1,049
		2,007
SPECIALTY RETAIL—3.6%
186,628	Pepkor Holdings Ltd. (South Africa)[2]	252
64,500	Zhongsheng Group Holdings Ltd (China)	426
		678
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—6.5%
43,000	Advantech Co. Ltd. (Taiwan)	535
12,880	Samsung Electronics Co Ltd. (South Korea)	686
		1,221
TEXTILES, APPAREL & LUXURY GOODS—4.3%
51,000	Li Ning Co. Ltd. (China)	398
29,700	Shenzhou International Group Holdings Ltd. (China)	403
		801
COMMON STOCKS—Continued
Shares		Value
THRIFTS & MORTGAGE FINANCE—3.1%
20,173	Housing Development Finance Corp. Ltd. (India)*	$581
TRADING COMPANIES & DISTRIBUTORS—1.4%
33,500	BOC Aviation Ltd. (China)[2]	263
TRANSPORTATION INFRASTRUCTURE—2.0%
24,684	Grupo Aeroportuario del Pacifico SAB de CV Class B (Mexico)	380
TOTAL COMMON STOCKS
(Cost $21,250)		18,245
TOTAL INVESTMENTS—96.8%
(Cost $21,250)		18,245
CASH AND OTHER ASSETS, LESS LIABILITIES—3.2%		598
TOTAL NET ASSETS—100.0%		$18,843

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of April 30, 2022 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Africa	$—	$2,470	$—	$2,470
Europe	—	387	—	387
Latin America	1,743	—	—	1,743
Middle East/Central Asia	1,150	2,097	—	3,247
North America	352	—	—	352
Pacific Basin	402	9,644	—	10,046
Total Investments in Securities	$3,647	$14,598	$—	$18,245
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

Harbor Emerging Markets Equity Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS—Continued
The following is a rollforward of the Fund’s Level 3 investments during the period ended April 30, 2022. Transfers into or out of Level 3 are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occured.
Valuation Description	Beginning Balance as of 11/01/2021 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3[h] (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 04/30/2022 (000s)	Unrealized Gain/(Loss) as of 04/30/2022 (000s)
Common Stocks	$—	$—	$—	$—	$—	$—	$—	$—	$—	$(1,246)
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.
Valuation Descriptions	Ending Balance as of 04/30/2022 (000s)	Valuation Technique	Unobservable Input(s)	Input Value(s)
Investments in Securities
Common Stocks
Severstal PJSC GDR (Russia)[1]	$ —	Market Approach	Estimated Recovery Value	$ 0.00
Tianhe Chemicals Group Ltd. (Hong Kong)*	—	Market Approach	Estimated Recovery Value	HKD 0.00
X5 Retail Group NV GDR (Russia)[1]	—	Market Approach	Estimated Recovery Value	$ 0.00
$—

x	Fair valued in accordance with Harbor Funds' Valuation Procedures.
*	Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.

2
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of April 30, 2022, the aggregate value of these securities was $515 or 3% of net assets.

h	Transferred from Level 2 to Level 3 due to the unavailability of observable market data for pricing
HKD	Hong Kong Dollar
The accompanying notes are an integral part of the Financial Statements.

Harbor Focused International Fund
Portfolio of Investments—April 30, 2022 (Unaudited)

Subadvisor: Comgest Asset Management International Limited

REGION BREAKDOWN (% of investments)

The Fund’s Portfolio of Investments include investments denominated in foreign currencies. As of April 30, 2022, 30% of the Fund’s investments were denominated in Euro and 25.2% were denominated in Japanese Yen. No other foreign currency denomination comprised more than 25% of the Fund’s net assets.

Portfolio of Investments
Value and Cost in Thousands
COMMON STOCKS—99.0%
Shares		Value
BEVERAGES—5.6%
1,436	Kweichow Moutai Co. Ltd. Class A (China)	$398
7,889	Pernod Ricard SA (France)	1,628
		2,026
BUILDING PRODUCTS—2.6%
6,300	Daikin Industries Ltd. (Japan)	963
CHEMICALS—9.0%
3,429	Linde plc (Germany)	1,076
10,400	Shin-Etsu Chemical Co. Ltd. (Japan)	1,429
2,531	Sika AG (Switzerland)	773
		3,278
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—4.7%
17,700	Hamamatsu Photonics KK (Japan)	792
2,300	Keyence Corp. (Japan)	925
		1,717
ENTERTAINMENT—3.2%
61,605	NetEase Inc. (China)	1,180
FOOD PRODUCTS—3.8%
238,738	Inner Mongolia Yili Industrial Group Co. Ltd. Class A (China)	1,388
HEALTH CARE EQUIPMENT & SUPPLIES—9.8%
13,350	Alcon Inc. (Switzerland)	953
4,245	Coloplast AS Class B (Denmark)	572
12,300	Hoya Corp. (Japan)	1,221
6,840	Straumann Holding AG (Switzerland)	806
		3,552
HOUSEHOLD DURABLES—2.8%
11,800	Sony Group Corp. (Japan)*	1,018
INSURANCE—3.1%
114,745	AIA Group Ltd. (Hong Kong)	1,127
COMMON STOCKS—Continued
Shares		Value
INTERACTIVE MEDIA & SERVICES—3.5%
26,908	Tencent Holdings Ltd. (China)	$1,268
IT SERVICES—2.5%
550	Adyen NV (Netherlands)*,1	923
LEISURE PRODUCTS—3.1%
6,300	Shimano Inc. (Japan)	1,116
LIFE SCIENCES TOOLS & SERVICES—2.1%
1,274	Lonza Group AG (Switzerland)	751
MACHINERY—2.1%
12,700	Daifuku Co. Ltd. (Japan)	781
PERSONAL PRODUCTS—3.9%
3,862	L'Oreal SA (France)	1,405
PHARMACEUTICALS—7.0%
22,238	Novo Nordisk AS (Denmark)	2,540
PROFESSIONAL SERVICES—7.2%
50,101	Experian plc (United Kingdom)	1,730
24,700	Recruit Holdings Co. Ltd. (Japan)	896
		2,626
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—7.6%
2,559	ASML Holding NV (Netherlands)	1,452
13,902	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)[2]	1,292
		2,744
SOFTWARE—3.5%
13,768	Dassault Systemes SE (France)	609
6,460	SAP SE (Germany)	655
		1,264

Harbor Focused International Fund
Portfolio of Investments—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
TEXTILES, APPAREL & LUXURY GOODS—8.4%
10,045	EssilorLuxottica SA (France)	$1,710
2,065	LVMH Moet Hennessy Louis Vuitton SE (France)	1,336
		3,046
THRIFTS & MORTGAGE FINANCE—3.5%
44,248	Housing Development Finance Corp. Ltd. (India)*	1,275
TOTAL COMMON STOCKS
(Cost $35,551)		35,988
TOTAL INVESTMENTS—99.0%
(Cost $35,551)		35,988
CASH AND OTHER ASSETS, LESS LIABILITIES—1.0%		346
TOTAL NET ASSETS—100.0%		$36,334

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of April 30, 2022 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Europe	$—	$18,919	$—	$18,919
Middle East/Central Asia	—	1,275	—	1,275
Pacific Basin	1,292	14,502	—	15,794
Total Investments in Securities	$1,292	$34,696	$—	$35,988
There were no Level 3 Investments as of April 30, 2022 or October 31, 2021.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*	Non-income producing security
1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of April 30, 2022, the aggregate value of these securities was $923 or 3% of net assets.

2
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.

The accompanying notes are an integral part of the Financial Statements.

Harbor Global Leaders Fund
Portfolio of Investments—April 30, 2022 (Unaudited)

Subadvisor: Sands Capital Management, LLC

REGION BREAKDOWN (% of investments)

The Fund’s Portfolio of Investments include investments denominated in foreign currencies. As of April 30, 2022, there was no foreign currency denomination that comprised more than 25% of the Fund’s net assets.

Portfolio of Investments
Value and Cost in Thousands
COMMON STOCKS—97.2%
Shares		Value
AEROSPACE & DEFENSE—5.2%
21,140	Safran SA (France)	$2,270
3,671	TransDigm Group Inc. (United States)*	2,184
		4,454
AUTO COMPONENTS—2.1%
17,013	Aptiv plc (United States)*	1,810
BANKS—2.5%
38,424	HDFC Bank Ltd. ADR (India)[1]	2,121
BIOTECHNOLOGY—2.5%
11,136	CSL Ltd. (Australia)	2,125
CAPITAL MARKETS—3.3%
125,473	Allfunds Group plc (Netherlands)	1,075
14,695	Intercontinental Exchange Inc. (United States)	1,702
		2,777
COMMERCIAL SERVICES & SUPPLIES—3.2%
393,492	Rentokil Initial plc (United Kingdom)	2,703
DIVERSIFIED CONSUMER SERVICES—5.0%
12,941	Bright Horizons Family Solutions Inc. (United States)*	1,479
112,494	Chegg Inc. (United States)*	2,783
		4,262
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—3.5%
7,360	Keyence Corp. (Japan)	2,959
ENTERTAINMENT—2.5%
34,000	Liberty Media Corp. (United States)*	2,119
FOOD & STAPLES RETAILING—4.0%
52,402	Alimentation Couche-Tard Inc. (Canada)	2,333
9,142	Zur Rose Group AG (Switzerland)*	1,122
		3,455
HEALTH CARE EQUIPMENT & SUPPLIES—2.7%
10,176	Steris plc (United States)	2,280
COMMON STOCKS—Continued
Shares		Value
HEALTH CARE PROVIDERS & SERVICES—2.8%
4,738	UnitedHealth Group Inc. (United States)	$2,410
INSURANCE—4.5%
391,700	AIA Group Ltd. (Hong Kong)	3,848
INTERACTIVE MEDIA & SERVICES—2.3%
8,951	Naver Corp. (South Korea)	1,994
IT SERVICES—9.7%
34,804	Cloudflare Inc. (United States)*	2,998
3,937	Shopify Inc. (Canada)*	1,680
16,767	Visa Inc. (United States)	3,574
		8,252
LIFE SCIENCES TOOLS & SERVICES—8.3%
4,346	Bio-Techne Corp. (United States)	1,650
14,805	Iqvia Holdings Inc. (United States)*	3,228
3,782	Lonza Group AG (Switzerland)	2,230
		7,108
MEDIA—2.9%
5,700	Charter Communications Inc. (United States)*	2,442
PHARMACEUTICALS—2.3%
11,296	Zoetis Inc. (United States)	2,002
PROFESSIONAL SERVICES—4.9%
40,559	CoStar Group Inc. (United States)*	2,580
44,250	Recruit Holdings Co. Ltd. (Japan)	1,606
		4,186
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—6.6%
30,765	Entegris Inc. (United States)	3,427
13,165	Texas Instruments Inc. (United States)	2,241
		5,668
SOFTWARE—14.6%
1,959	Constellation Software Inc. (Canada)	3,083
4,973	Intuit Inc. (United States)	2,082

Harbor Global Leaders Fund
Portfolio of Investments—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
SOFTWARE—Continued
11,988	Microsoft Corp. (United States)	$3,327
8,439	Roper Technologies Inc. (United States)	3,966
		12,458
TRADING COMPANIES & DISTRIBUTORS—1.8%
89,900	Monotaro Co. Ltd. (Japan)	1,544
TOTAL COMMON STOCKS
(Cost $74,666)		82,977
TOTAL INVESTMENTS—97.2%
(Cost $74,666)		82,977
CASH AND OTHER ASSETS, LESS LIABILITIES—2.8%		2,363
TOTAL NET ASSETS—100.0%		$85,340

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of April 30, 2022 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Europe	$—	$9,400	$—	$9,400
Middle East/Central Asia	2,121	—	—	2,121
North America	57,380	—	—	57,380
Pacific Basin	—	14,076	—	14,076
Total Investments in Securities	$59,501	$23,476	$—	$82,977
There were no Level 3 Investments as of April 30, 2022 or October 31, 2021.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*	Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.

The accompanying notes are an integral part of the Financial Statements.

Harbor High-Yield Bond Fund
Portfolio of Investments—April 30, 2022 (Unaudited)

Subadvisor: Shenkman Capital Management, Inc.

Sector Allocation (% of investments)

Portfolio of Investments
Principal Amounts, Value and Cost in Thousands
BANK LOAN OBLIGATIONS—4.6%
Principal Amount		Value
AIRLINES—0.3%
	AAdvantage Loyalty IP Ltd.
	Term Loan
$356	5.813% (3 Month USD LIBOR + 4.750) 04/20/2028[1]	$363
	Mileage Plus Holdings LLC
	Term Loan B
395	6.250% (LIBOR Floor + 5.250) 06/20/2027[1]	410
		773
COMMERCIAL SERVICES & SUPPLIES—0.2%
	IRI Holdings Inc.
	First-Lien Term Loan
550	5.014% (1 Month USD LIBOR + 4.250) 12/03/2025[1]	550
CONTAINERS & PACKAGING—0.5%
	Mauser Packaging Solutions Holding Co.
	Term Loan B
1,413	3.705% (1 Month USD LIBOR + 3.250) 04/03/2024[1]	1,389
ENTERTAINMENT—0.4%
	UFC Holdings LLC
	Term Loan B
176	3.500% (LIBOR Floor + 2.750) 04/29/2026[1]	174
	William Morris Endeavor Entertainment LLC
	First-Lien Term Loan B
1,110	3.520% (1 Month USD LIBOR + 2.750) 05/18/2025[1]	1,093
		1,267
HEALTH CARE TECHNOLOGY—0.4%
	Change Healthcare Holdings LLC
	Term Loan B
387	3.500% (LIBOR Floor + 2.500) 03/01/2024[1]	387
	Gainwell Acquisition Corp.
	Term Loan B
428	5.006% (3 Month USD LIBOR + 4.000) 10/01/2027[1]	427
	Verscend Holding Corp.
	Term Loan B
533	4.764% (1 Month USD LIBOR + 4.000) 08/27/2025[1]	533
		1,347
BANK LOAN OBLIGATIONS—Continued
Principal Amount		Value
INSURANCE—0.2%
	Asurion LLC
	Second-Lien Term Loan B3
$249	6.014% (1 Month USD LIBOR + 5.250) 02/03/2028[1]	$242
	Second-Lien Term Loan B4
429	6.014% (1 Month USD LIBOR + 5.250) 01/15/2029[1]	417
		659
INTERACTIVE MEDIA & SERVICES—0.2%
	AP Core Holdings II LLC
	Term Loan B2
699	6.264% (1 Month USD LIBOR + 5.500) 09/01/2027[1]	697
IT SERVICES—0.2%
	OPTIV Security Inc.
	First-Lien Term Loan
561	4.250% (LIBOR Floor + 3.250) 02/01/2024[1]	553
LIFE SCIENCES TOOLS & SERVICES—0.1%
	Icon Luxembourg Sarl
	Term Loan B
189	3.313% (3 Month USD LIBOR + 2.250) 07/01/2028[1]	188
	PRA Health Sciences Inc.
	Term Loan B
47	3.313% (3 Month USD LIBOR + 2.250) 07/01/2028[1]	47
		235
MEDIA—0.3%
	Connect Finco Sarl
	Term Loan B
374	4.500% (LIBOR Floor + 3.500) 12/12/2026[1]	372
	DIRECTV Financing LLC
	Term Loan
239	5.764% (1 Month USD LIBOR + 5.000) 08/02/2027[1]	239
	Learfield Communications LLC
	Term Loan B
377	4.250% (LIBOR Floor + 3.250) 12/01/2023[1]	359
		970

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Principal Amounts, Value and Cost in Thousands
BANK LOAN OBLIGATIONS—Continued
Principal Amount		Value
PROFESSIONAL SERVICES—0.2%
	Pre-Paid Legal Services Inc.
	Term Loan
$567	4.514% (1 Month USD LIBOR + 3.750) 12/15/2028[1]	$561
SOFTWARE—1.5%
	Access CIG LLC
262	4.207% (1 Month USD LIBOR + 3.750) 02/27/2025[1]	260
	Finastra USA Inc.
	Term Loan B
1,355	4.739% (3 Month USD LIBOR + 3.500) 06/13/2024[1]	1,319
	Term Loan
752	8.489% (3 Month USD LIBOR + 7.250) 06/13/2025[1]	727
		2,046
	TIBCO Software Inc.
	Term Loan B3
864	4.520% (1 Month USD LIBOR + 3.750) 07/03/2026[1]	862
	Second-Lien Term Loan
1,327	8.020% (1 Month USD LIBOR + 7.250) 03/04/2028[1]	1,327
		2,189
		4,495
SPECIALTY RETAIL—0.1%
	Michaels Cos. Inc.
	Term Loan B
378	5.256% (3 Month USD LIBOR + 4.250) 04/15/2028[1]	346
TOTAL BANK LOAN OBLIGATIONS
(Cost $13,874)		13,842

CONVERTIBLE BONDS—6.5%
AEROSPACE & DEFENSE—0.0%
	Parsons Corp.
151	0.250%—08/15/2025	156
AIRLINES—0.2%
	Jetblue Airways Corp.
342	0.500%—04/01/2026[2]	280
	Spirit Airlines Inc.
320	1.000%—05/15/2026	292
		572
COMMUNICATIONS EQUIPMENT—0.1%
	Lumentum Holdings Inc.
330	0.500%—06/15/2028[2]	293
DIVERSIFIED CONSUMER SERVICES—0.2%
	Chegg Inc.
501	0.000%—09/01/2026[3]	391
	Stride Inc.
156	1.125%—09/01/2027	162
		553
ENTERTAINMENT—0.5%
	Zynga Inc.
1,373	0.000%—12/15/2026[3]	1,361
HEALTH CARE EQUIPMENT & SUPPLIES—0.1%
	Nuvasive Inc.
328	0.375%—03/15/2025	307
CONVERTIBLE BONDS—Continued
Principal Amount		Value
HOTELS, RESTAURANTS & LEISURE—0.5%
	DraftKings Inc.
$1,561	0.000%—03/15/2028[3]	$1,045
	NCL Corp Ltd.
401	1.125%—02/15/2027[2]	352
		1,397
INTERACTIVE MEDIA & SERVICES—0.8%
	Liberty Tripadvisor Holdings Inc.
812	0.500%—06/30/2051[2]	645
	Snap Inc.
913	0.000%—05/01/2027[2,3]	729
	Spotify USA Inc.
715	0.000%—03/15/2026[3]	586
	Tripadvisor Inc.
310	0.250%—04/01/2026	257
	Twitter Inc.
105	0.000%—03/15/2026[3]	100
		2,317
INTERNET & DIRECT MARKETING RETAIL—0.2%
	Wayfair Inc.
774	0.625%—10/01/2025	582
IT SERVICES—0.5%
	Block Inc.
517	0.250%—11/01/2027	424
	DigitalOcean Holdings Inc.
1,096	0.000%—12/01/2026[2,3]	813
	Okta Inc.
315	0.375%—06/15/2026	283
		1,520
LEISURE PRODUCTS—0.2%
	Peloton Interactive Inc.
758	0.000%—02/15/2026[3]	621
MEDIA—0.2%
	Dish Network Corp.
681	3.375%—08/15/2026	586
ROAD & RAIL—0.2%
	Uber Technologies Inc.
696	0.000%—12/15/2025[3]	604
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.1%
	Enphase Energy Inc.
361	0.000%—03/01/2026[3]	342
SOFTWARE—2.3%
	Alarm.com Holdings Inc.
352	0.000%—01/15/2026[3]	293
	Alteryx Inc.
709	1.000%—08/01/2026	607
	Avalara Inc.
532	0.250%—08/01/2026[2]	428
	Bentley Systems Inc.
882	0.375%—07/01/2027[2]	752
	Blackline Inc.
909	0.000%—03/15/2026[3]	753
	Dropbox Inc.
321	0.000%—03/01/2026[3]	292
	Envestnet Inc.
308	0.750%—08/15/2025[2]	306

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Principal Amounts, Value and Cost in Thousands
CONVERTIBLE BONDS—Continued
Principal Amount		Value
SOFTWARE—Continued
	JAMF Holding Corp.
$397	0.125%—09/01/2026[2]	$369
	New Relic Inc.
614	0.500%—05/01/2023	607
	Pegasystems Inc.
217	0.750%—03/01/2025	202
	Q2 Holdings Inc.
713	0.125%—11/15/2025	601
	RingCentral Inc.
1,129	0.000%—03/15/2026[3]	900
	Splunk Inc.
385	0.500%—09/15/2023	407
442	1.125%—06/15/2027	399
		806
		6,916
SPECIALTY RETAIL—0.4%
	Liberty Interactive LLC
1,675	3.750%—02/15/2030	1,156
TOTAL CONVERTIBLE BONDS
(Cost $21,253)		19,283

CORPORATE BONDS & NOTES—86.1%
AEROSPACE & DEFENSE—2.7%
	Bombardier Inc.
97	7.125%—06/15/2026[2]	89
446	7.500%—12/01/2024-03/15/2025[2]	441
		530
	Howmet Aerospace Inc.
207	5.125%—10/01/2024	211
84	5.900%—02/01/2027	86
137	6.875%—05/01/2025	145
		442
	Spirit Aerosystems Inc.
175	5.500%—01/15/2025[2]	173
200	7.500%—04/15/2025[2]	203
		376
	TransDigm Inc.
2,119	6.250%—03/15/2026[2]	2,111
1,185	6.375%—06/15/2026	1,172
509	7.500%—03/15/2027	513
1,145	8.000%—12/15/2025[2]	1,193
		4,989
	TransDigm UK Holdings plc
966	6.875%—05/15/2026	963
	Triumph Group Inc.
830	8.875%—06/01/2024[2]	860
		8,160
AIRLINES—0.0%
	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
45	6.500%—06/20/2027[2]	46
AUTO COMPONENTS—2.4%
	Allison Transmission Inc.
857	3.750%—01/30/2031[2]	743
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
AUTO COMPONENTS—Continued
	American Axle & Manufacturing Inc.
$957	5.000%—10/01/2029	$825
	Clarios Global LP / Clarios US Finance Co.
242	6.250%—05/15/2026[2]	245
653	8.500%—05/15/2027[2]	653
		898
	Dana Financing Luxembourg Sarl
1,510	5.750%—04/15/2025[2]	1,493
	Goodyear Tire & Rubber Co.
2,235	5.000%—05/31/2026-07/15/2029	2,071
96	5.625%—04/30/2033	83
496	9.500%—05/31/2025	521
		2,675
	Tenneco Inc.
566	5.125%—04/15/2029[2]	552
		7,186
AUTOMOBILES—2.9%
	Ford Motor Co.
77	3.250%—02/12/2032	63
576	4.750%—01/15/2043	465
376	5.291%—12/08/2046	324
566	9.000%—04/22/2025	631
406	9.625%—04/22/2030	497
		1,980
	Ford Motor Credit Co. LLC
486	3.625%—06/17/2031	405
755	4.000%—11/13/2030	654
1,844	4.125%—08/17/2027	1,712
450	4.950%—05/28/2027	439
607	5.125%—06/16/2025	606
		3,816
	Jaguar Land Rover Automotive plc
583	5.500%—07/15/2029[2]	486
500	5.625%—02/01/2023[2]	498
476	5.875%—01/15/2028[2]	418
676	7.750%—10/15/2025[2]	678
		2,080
	THOR Industries Inc.
983	4.000%—10/15/2029[2]	832
		8,708
BEVERAGES—0.2%
	Triton Water Holdings Inc.
638	6.250%—04/01/2029[2]	529
BUILDING PRODUCTS—0.5%
	Eco Material Technologies Inc.
827	7.875%—01/31/2027[2]	802
	MIWD HoldCo II LLC / MIWD Finance Corp.
207	5.500%—02/01/2030[2]	179
	Standard Industries Inc.
695	3.375%—01/15/2031[2]	556
		1,537
CAPITAL MARKETS—0.9%
	CTR Partnership LP / CareTrust Capital Corp.
133	3.875%—06/30/2028[2]	121

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Principal Amounts, Value and Cost in Thousands
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
CAPITAL MARKETS—Continued
	Global Infrastructure Solutions Inc.
$449	5.625%—06/01/2029[2]	$410
457	7.500%—04/15/2032[2]	426
		836
	GrafTech Finance Inc.
641	4.625%—12/15/2028[2]	586
	Metis Merger Sub LLC
618	6.500%—05/15/2029[2]	539
	RP Escrow Issuer LLC
564	5.250%—12/15/2025[2]	525
		2,607
CHEMICALS—2.8%
	Avient Corp.
456	5.750%—05/15/2025[2]	461
	Consolidated Energy Finance SA
371	5.625%—10/15/2028[2]	344
335	6.500%—05/15/2026[2]	342
		686
	Illuminate Buyer LLC / Illuminate Holdings IV Inc.
746	9.000%—07/01/2028[2]	710
	Ineos Quattro Finance 2 plc
749	3.375%—01/15/2026[2]	685
	Methanex Corp.
1,285	5.125%—10/15/2027	1,235
	NOVA Chemicals Corp.
128	4.875%—06/01/2024[2]	126
	Olympus Water US Holding Corp.
200	4.250%—10/01/2028[2]	177
403	6.250%—10/01/2029[2]	335
		512
	PMHC II Inc.
1,228	9.000%—02/15/2030[2]	990
	Polar US Borrower LLC / Schenectady International Group Inc.
1,021	6.750%—05/15/2026[2]	834
	SCIL IV LLC / SCIL USA Holdings LLC
354	5.375%—11/01/2026[2]	324
	SPCM SA
366	3.375%—03/15/2030[2]	312
	Standard Industries Inc.
214	4.375%—07/15/2030[2]	179
	Trinseo Materials Operating SCA / Trinseo Materials Finance Inc.
705	5.375%—09/01/2025[2]	681
	Tronox Inc.
283	4.625%—03/15/2029[2]	253
	WR Grace Holdings LLC
268	5.625%—08/15/2029[2]	229
		8,217
COMMERCIAL SERVICES & SUPPLIES—2.9%
	Allied Universal Holdco LLC / Allied Universal Finance Corp.
534	6.000%—06/01/2029[2]	443
607	6.625%—07/15/2026[2]	587
		1,030
	Allied Universal Holdco LLC / Allied Universal Finance Corp. /Atlas Luxco 4 Sarl
585	4.625%—06/01/2028[2]	518
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
COMMERCIAL SERVICES & SUPPLIES—Continued
	Garda World Security Corp.
$693	6.000%—06/01/2029[2]	$575
1,244	9.500%—11/01/2027[2]	1,224
		1,799
	GFL Environmental Inc.
416	3.500%—09/01/2028[2]	371
842	4.000%—08/01/2028[2]	742
464	4.375%—08/15/2029[2]	412
451	4.750%—06/15/2029[2]	410
		1,935
	KAR Auction Services Inc.
1,396	5.125%—06/01/2025[2]	1,413
	LABL Inc.
564	6.750%—07/15/2026[2]	544
209	8.250%—11/01/2029[2]	172
199	10.500%—07/15/2027[2]	192
		908
	Madison IAQ LLC
94	4.125%—06/30/2028[2]	83
162	5.875%—06/30/2029[2]	132
		215
	Stericycle Inc.
880	5.375%—07/15/2024[2]	878
		8,696
COMMUNICATIONS EQUIPMENT—0.4%
	CommScope Inc.
487	4.750%—09/01/2029[2]	408
317	6.000%—03/01/2026[2]	300
		708
	Plantronics Inc.
356	4.750%—03/01/2029[2]	361
		1,069
CONSTRUCTION & ENGINEERING—0.6%
	Picasso Finance Sub Inc.
728	6.125%—06/15/2025[2]	743
	Pike Corp.
632	5.500%—09/01/2028[2]	574
	VM Consolidated Inc.
538	5.500%—04/15/2029[2]	482
		1,799
CONSUMER FINANCE—1.2%
	Cobra AcquisitionCo LLC
499	6.375%—11/01/2029[2]	382
	goeasy Ltd.
434	4.375%—05/01/2026[2]	403
	Navient Corp.
190	5.500%—03/15/2029	167
182	5.875%—10/25/2024	181
868	6.750%—06/25/2025-06/15/2026	868
377	7.250%—09/25/2023	387
		1,603
	Navient Corp. MTN[4]
170	5.500%—01/25/2023	171
674	5.625%—08/01/2033	534
168	6.125%—03/25/2024	169
		874

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Principal Amounts, Value and Cost in Thousands
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
CONSUMER FINANCE—Continued
	OneMain Finance Corp.
$352	6.125%—03/15/2024	$354
		3,616
CONTAINERS & PACKAGING—0.9%
	ARD Finance SA
918	6.500%—06/30/2027[2]	772
	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc.
1,043	5.250%—04/30/2025[2]	1,037
	Mauser Packaging Solutions Holding Co.
157	5.500%—04/15/2024[2]	154
657	7.250%—04/15/2025[2]	623
		777
		2,586
DISTRIBUTORS—0.3%
	WESCO Distribution Inc.
715	7.125%—06/15/2025[2]	744
DIVERSIFIED CONSUMER SERVICES—0.2%
	McGraw-Hill Education Inc.
539	5.750%—08/01/2028[2]	482
DIVERSIFIED FINANCIAL SERVICES—0.1%
	Compass Group Diversified Holdings LLC
299	5.250%—04/15/2029[2]	269
DIVERSIFIED TELECOMMUNICATION SERVICES—2.8%
	Altice Financing SA
943	5.750%—08/15/2029[2]	796
	Cablevision Lightpath LLC
293	3.875%—09/15/2027[2]	258
307	5.625%—09/15/2028[2]	264
		522
	Connect Finco Sarl / Connect US Finco LLC
1,303	6.750%—10/01/2026[2]	1,269
	Consolidated Communications Inc.
561	6.500%—10/01/2028[2]	490
	Frontier Communications Holdings LLC
169	5.000%—05/01/2028[2]	154
228	6.000%—01/15/2030[2]	199
		353
	Iliad Holding SAS
681	6.500%—10/15/2026[2]	655
	Level 3 Financing Inc.
115	3.625%—01/15/2029[2]	94
106	3.750%—07/15/2029[2]	86
160	4.625%—09/15/2027[2]	144
52	5.250%—03/15/2026	51
		375
	Lumen Technologies Inc.
156	4.000%—02/15/2027[2]	139
95	4.500%—01/15/2029[2]	75
250	5.625%—04/01/2025	244
898	6.750%—12/01/2023	914
		1,372
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
DIVERSIFIED TELECOMMUNICATION SERVICES—Continued
	Northwest Fiber LLC / Northwest Fiber Finance Sub Inc.
$352	4.750%—04/30/2027[2]	$321
102	6.000%—02/15/2028[2]	85
		406
	Switch Ltd.
307	3.750%—09/15/2028[2]	288
	Telecom Italia Capital SA
575	6.000%—09/30/2034	493
84	6.375%—11/15/2033	73
		566
	Zayo Group Holdings Inc.
720	4.000%—03/01/2027[2]	628
	Ziggo Bond Co BV
478	6.000%—01/15/2027[2]	469
		8,189
ELECTRIC UTILITIES—1.0%
	NRG Energy Inc.
141	3.625%—02/15/2031[2]	118
1,875	3.875%—02/15/2032[2]	1,568
484	5.250%—06/15/2029[2]	456
230	5.750%—01/15/2028	225
751	6.625%—01/15/2027	761
		3,128
ELECTRICAL EQUIPMENT—0.4%
	Clarios Global LP
235	6.750%—05/15/2025[2]	240
	Sensata Technologies BV
220	4.875%—10/15/2023[2]	221
	Sensata Technologies Inc.
408	4.375%—02/15/2030[2]	372
	Vertiv Group Corp.
320	4.125%—11/15/2028[2]	279
		1,112
ENERGY EQUIPMENT & SERVICES—1.4%
	Archrock Partners LP / Archrock Partners Finance Corp.
603	6.250%—04/01/2028[2]	586
	Centennial Resource Production LLC
164	6.875%—04/01/2027[2]	164
	Earthstone Energy Holdings LLC
216	8.000%—04/15/2027[2]	216
	Nabors Industries Inc.
588	7.375%—05/15/2027[2]	601
	Nabors Industries Ltd.
608	7.500%—01/15/2028[2]	583
	Precision Drilling Corp.
255	6.875%—01/15/2029[2]	248
	Transocean Phoenix 2 Ltd.
229	7.750%—10/15/2024[2]	231
	Transocean Poseidon Ltd.
377	6.875%—02/01/2027[2]	363
	Transocean Proteus Ltd.
141	6.250%—12/01/2024[2]	138
	Transocean Sentry Ltd.
225	5.375%—05/15/2023[2]	219
	USA Compression Partners LP / USA Compression Finance Corp.
310	6.875%—09/01/2027	303

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Principal Amounts, Value and Cost in Thousands
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
ENERGY EQUIPMENT & SERVICES—Continued
	Weatherford International Ltd.
$269	6.500%—09/15/2028[2]	$272
349	8.625%—04/30/2030[2]	346
		618
		4,270
ENTERTAINMENT—1.1%
	Lions Gate Capital Holdings LLC
713	5.500%—04/15/2029[2]	633
	Live Nation Entertainment Inc.
249	4.750%—10/15/2027[2]	234
431	5.625%—03/15/2026[2]	426
419	6.500%—05/15/2027[2]	435
		1,095
	Playtika Holding Corp.
1,149	4.250%—03/15/2029[2]	1,037
	Roblox Corp.
383	3.875%—05/01/2030[2]	330
	WMG Acquisition Corp.
262	3.750%—12/01/2029[2]	235
		3,330
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—2.5%
	American Finance Trust Inc. / American Finance Operating Partner LP
825	4.500%—09/30/2028[2]	704
	Iron Mountain Inc.
225	4.500%—02/15/2031[2]	193
624	5.625%—07/15/2032[2]	566
		759
	Iron Mountain Information Management Services Inc.
1,154	5.000%—07/15/2032[2]	1,019
	MPT Operating Partnership LP / MPT Finance Corp.
559	5.250%—08/01/2026	560
	RLJ Lodging Trust LP
266	3.750%—07/01/2026[2]	247
196	4.000%—09/15/2029[2]	175
		422
	SBA Communications Corp.
392	3.125%—02/01/2029	337
	Service Properties Trust
446	3.950%—01/15/2028	354
470	4.350%—10/01/2024	436
102	4.375%—02/15/2030	78
99	4.650%—03/15/2024	93
358	4.950%—02/15/2027	311
341	5.500%—12/15/2027	311
421	7.500%—09/15/2025	421
		2,004
	Uniti Group LP / Uniti Fiber Holdings Inc. / CSL Capital LLC
1,134	7.875%—02/15/2025[2]	1,156
	VICI Properties LP / VICI Note Co. Inc.
645	3.500%—02/15/2025[2]	620
		7,581
FOOD & STAPLES RETAILING—1.4%
	Albertsons Cos. Inc. / Safeway Inc. / New Albertsons LP / Albertsons LLC
505	3.250%—03/15/2026[2]	461
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
FOOD & STAPLES RETAILING—Continued
$1,091	3.500%—03/15/2029[2]	$921
809	4.625%—01/15/2027[2]	759
283	5.875%—02/15/2028[2]	275
1,224	7.500%—03/15/2026[2]	1,288
		3,704
	US Foods Inc.
590	6.250%—04/15/2025[2]	607
		4,311
FOOD PRODUCTS—0.4%
	B&G Foods Inc.
497	5.250%—04/01/2025	474
	Kraft Heinz Foods Co.
512	5.200%—07/15/2045	502
	Post Holdings Inc.
148	5.625%—01/15/2028[2]	140
		1,116
GAS UTILITIES—0.4%
	AmeriGas Partners LP / AmeriGas Finance Corp.
50	5.500%—05/20/2025	49
615	5.625%—05/20/2024	615
534	5.750%—05/20/2027	526
77	5.875%—08/20/2026	76
		1,266
HEALTH CARE EQUIPMENT & SUPPLIES—0.2%
	Teleflex Inc.
532	4.250%—06/01/2028[2]	502
HEALTH CARE PROVIDERS & SERVICES—7.1%
	AHP Health Partners Inc.
322	5.750%—07/15/2029[2]	293
	Catalent Pharma Solutions Inc.
484	5.000%—07/15/2027[2]	469
	Centene Corp.
846	2.450%—07/15/2028	739
992	2.500%—03/01/2031	826
375	2.625%—08/01/2031	312
1,060	3.000%—10/15/2030	924
		2,801
	DaVita Inc.
503	3.750%—02/15/2031[2]	411
	Encompass Health Corp.
369	4.625%—04/01/2031	326
	Global Medical Response Inc.
863	6.500%—10/01/2025[2]	837
	HCA Inc.
1,424	7.690%—06/15/2025	1,554
714	8.360%—04/15/2024	768
		2,322
	HCA Inc. MTN[4]
988	7.580%—09/15/2025	1,072
	Legacy LifePoint Health LLC
188	4.375%—02/15/2027[2]	174
386	5.375%—01/15/2029[2]	330
1,341	6.750%—04/15/2025[2]	1,370
		1,874
	ModivCare Inc.
390	5.875%—11/15/2025[2]	383

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Principal Amounts, Value and Cost in Thousands
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
HEALTH CARE PROVIDERS & SERVICES—Continued
	Molina Healthcare Inc.
$1,350	3.875%—11/15/2030-05/15/2032[2]	$1,195
	Option Care Health Inc.
331	4.375%—10/31/2029[2]	298
	Ortho-Clinical Diagnostics Inc. / Ortho-Clinical Diagnostics SA
101	7.250%—02/01/2028[2]	102
	Regionalcare Hospital Partners Holdings Inc. / LifePoint Health Inc.
2,563	9.750%—12/01/2026[2]	2,638
	Surgery Center Holdings Inc.
884	6.750%—07/01/2025[2]	868
2,111	10.000%—04/15/2027[2]	2,209
		3,077
	Tenet Healthcare Corp.
1,701	6.250%—02/01/2027[2]	1,690
1,032	6.750%—06/15/2023	1,063
348	6.875%—11/15/2031	361
		3,114
		21,212
HEALTH CARE TECHNOLOGY—2.2%
	Change Healthcare Holdings LLC / Change Healthcare Finance Inc.
2,477	5.750%—03/01/2025[2]	2,474
	Verscend Escrow Corp.
4,099	9.750%—08/15/2026[2]	4,227
		6,701
HOTELS, RESTAURANTS & LEISURE—5.3%
	Aramark Services Inc.
95	5.000%—04/01/2025[2]	95
725	6.375%—05/01/2025[2]	739
		834
	Caesars Entertainment Inc.
2,960	6.250%—07/01/2025[2]	2,996
1,062	8.125%—07/01/2027[2]	1,111
		4,107
	Caesars Resort Collection LLC / CRC Finco Inc.
900	5.750%—07/01/2025[2]	920
	CEC Entertainment LLC
1,018	6.750%—05/01/2026[2]	958
	Cedar Fair LP / Canada's Wonderland Co / Magnum Management Corp / Millennium Op
340	5.500%—05/01/2025[2]	342
	International Game Technology plc
587	4.125%—04/15/2026[2]	554
	IRB Holding Corp.
670	7.000%—06/15/2025[2]	690
	MGM Resorts International
286	4.750%—10/15/2028	263
467	5.500%—04/15/2027	455
68	5.750%—06/15/2025	68
721	6.750%—05/01/2025	739
		1,525
	NCL Corp. Ltd.
365	5.875%—02/15/2027[2]	348
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
HOTELS, RESTAURANTS & LEISURE—Continued
	Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.
$636	5.625%—09/01/2029[2]	$510
640	5.875%—09/01/2031[2]	505
		1,015
	Royal Caribbean Cruises Ltd.
583	5.375%—07/15/2027[2]	537
408	5.500%—04/01/2028[2]	373
1,041	10.875%—06/01/2023[2]	1,090
		2,000
	Scientific Games International Inc.
497	7.000%—05/15/2028[2]	509
558	7.250%—11/15/2029[2]	587
		1,096
	Travel + Leisure Co.
347	6.000%—04/01/2027	350
778	6.625%—07/31/2026[2]	798
		1,148
	VOC Escrow Ltd.
218	5.000%—02/15/2028[2]	197
		15,734
HOUSEHOLD DURABLES—0.5%
	LGI Homes Inc.
1,001	4.000%—07/15/2029[2]	829
	M/I Homes Inc.
347	3.950%—02/15/2030	286
	Taylor Morrison Communities Inc.
277	5.875%—06/15/2027[2]	276
		1,391
HOUSEHOLD PRODUCTS—0.8%
	PetSmart Inc. / PetSmart Finance Corp.
1,704	4.750%—02/15/2028[2]	1,587
840	7.750%—02/15/2029[2]	837
		2,424
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—0.8%
	Vistra Operations Co. LLC
771	4.375%—05/01/2029[2]	700
493	5.000%—07/31/2027[2]	470
903	5.500%—09/01/2026[2]	901
304	5.625%—02/15/2027[2]	300
		2,371
INSURANCE—1.5%
	Acrisure LLC / Acrisure Finance Inc.
761	7.000%—11/15/2025[2]	742
334	10.125%—08/01/2026[2]	348
		1,090
	GTCR AP Finance Inc.
549	8.000%—05/15/2027[2]	548
	Hub International Ltd.
1,411	7.000%—05/01/2026[2]	1,400
	NFP Corp.
162	4.875%—08/15/2028[2]	148
1,404	6.875%—08/15/2028[2]	1,249
		1,397
		4,435

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Principal Amounts, Value and Cost in Thousands
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
INTERACTIVE MEDIA & SERVICES—1.6%
	Arches Buyer Inc.
$315	4.250%—06/01/2028[2]	$281
248	6.125%—12/01/2028[2]	216
		497
	Go Daddy Operating Co. LLC / GD Finance Co. Inc.
526	3.500%—03/01/2029[2]	467
	Match Group Holdings II LLC
357	5.000%—12/15/2027[2]	349
194	5.625%—02/15/2029[2]	187
		536
	Rackspace Technology Global Inc.
845	3.500%—02/15/2028[2]	732
	Tripadvisor Inc.
921	7.000%—07/15/2025[2]	945
	Twitter Inc.
1,587	5.000%—03/01/2030[2]	1,623
		4,800
INTERNET & DIRECT MARKETING RETAIL—0.5%
	QVC Inc.
406	4.375%—03/15/2023-09/01/2028	393
1,204	5.450%—08/15/2034	967
231	5.950%—03/15/2043	180
		1,540
IT SERVICES—1.8%
	Block Inc.
152	2.750%—06/01/2026[2]	139
867	3.500%—06/01/2031[2]	727
		866
	Conduent Business Services LLC / Conduent State & Local Solutions Inc.
599	6.000%—11/01/2029[2]	552
	MoneyGram International Inc.
529	5.375%—08/01/2026[2]	540
	Presidio Holdings Inc.
365	4.875%—02/01/2027[2]	347
757	8.250%—02/01/2028[2]	736
		1,083
	Sabre GLBL Inc.
512	7.375%—09/01/2025[2]	519
1,100	9.250%—04/15/2025[2]	1,175
		1,694
	Twilio Inc.
491	3.875%—03/15/2031	423
	ZipRecruiter Inc.
385	5.000%—01/15/2030[2]	361
		5,519
LIFE SCIENCES TOOLS & SERVICES—0.5%
	Avantor Funding Inc.
551	3.875%—11/01/2029[2]	495
	IQVIA Inc.
851	5.000%—05/15/2027[2]	844
	Syneos Health Inc.
236	3.625%—01/15/2029[2]	209
		1,548
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
MACHINERY—0.7%
	EnPro Industries Inc.
$585	5.750%—10/15/2026	$586
	Meritor Inc.
242	6.250%—06/01/2025[2]	251
	OT Merger Corp.
689	7.875%—10/15/2029[2]	587
	TK Elevator US Newco Inc.
771	5.250%—07/15/2027[2]	723
		2,147
MEDIA—9.7%
	Altice France Holding SA
261	6.000%—02/15/2028[2]	216
	Altice France SA
787	5.500%—10/15/2029[2]	670
4,185	8.125%—02/01/2027[2]	4,222
		4,892
	AMC Networks Inc.
970	4.250%—02/15/2029	846
427	4.750%—08/01/2025	413
		1,259
	Audacy Capital Corp.
447	6.750%—03/31/2029[2]	388
	CCO Holdings LLC / CCO Holdings Capital Corp.
1,160	4.250%—02/01/2031-01/15/2034[2]	928
380	4.500%—06/01/2033[2]	312
607	4.750%—02/01/2032[2]	523
200	5.375%—06/01/2029[2]	190
939	5.500%—05/01/2026[2]	942
		2,895
	CSC Holdings LLC
672	3.375%—02/15/2031[2]	526
300	4.125%—12/01/2030[2]	248
443	4.500%—11/15/2031[2]	365
1,158	5.750%—01/15/2030[2]	963
290	5.875%—09/15/2022	292
1,127	6.500%—02/01/2029[2]	1,072
		3,466
	Cumulus Media New Holdings Inc.
357	6.750%—07/01/2026[2]	356
	Diamond Sports Group LLC / Diamond Sports Finance Co.
781	5.375%—08/15/2026[2]	290
	DIRECTV Financing LLC / DIRECTV Financing Co-Obligor Inc.
1,774	5.875%—08/15/2027[2]	1,673
	DISH DBS Corp.
655	5.125%—06/01/2029	512
634	5.750%—12/01/2028[2]	568
262	7.750%—07/01/2026	247
		1,327
	Entercom Media Corp.
129	6.500%—05/01/2027[2]	111
	Gray Television Inc.
790	5.875%—07/15/2026[2]	796
193	7.000%—05/15/2027[2]	200
		996

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Principal Amounts, Value and Cost in Thousands
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
MEDIA—Continued
	Hughes Satellite Systems Corp.
$301	5.250%—08/01/2026	$293
781	6.625%—08/01/2026	778
		1,071
	Midas OPCO Holdings LLC
571	5.625%—08/15/2029[2]	505
	Nexstar Media Inc.
169	5.625%—07/15/2027[2]	165
	Radiate Holdco LLC / Radiate Finance Inc.
652	4.500%—09/15/2026[2]	601
	Sable International Finance Ltd.
345	5.750%—09/07/2027[2]	340
	Sirius XM Radio Inc.
305	3.875%—09/01/2031[2]	258
1,420	4.000%—07/15/2028[2]	1,285
125	5.000%—08/01/2027[2]	121
		1,664
	SSL Robotics LLC
1,352	9.750%—12/31/2023[2]	1,443
	Tegna Inc.
685	4.750%—03/15/2026[2]	680
	Telesat Canada / Telesat LLC
1,095	4.875%—06/01/2027[2]	746
394	5.625%—12/06/2026[2]	282
546	6.500%—10/15/2027[2]	234
		1,262
	Univision Communications Inc.
724	5.125%—02/15/2025[2]	712
727	6.625%—06/01/2027[2]	730
		1,442
	Viasat Inc.
1,820	5.625%—09/15/2025[2]	1,672
336	6.500%—07/15/2028[2]	291
		1,963
	Virgin Media Vendor Financing Notes IV DAC
200	5.000%—07/15/2028[2]	182
		29,187
METALS & MINING—1.3%
	Clydesdale Acquisition Holdings Inc.
243	6.625%—04/15/2029[2]	243
817	8.750%—04/15/2030[2]	748
		991
	Condor Merger Sub Inc.
728	7.375%—02/15/2030[2]	652
	FMG Resources August 2006 Pty Ltd.
272	4.375%—04/01/2031[2]	241
1,254	4.500%—09/15/2027[2]	1,190
516	5.125%—05/15/2024[2]	522
291	6.125%—04/15/2032[2]	289
		2,242
		3,885
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITs)—0.5%
	Blackstone Mortgage Trust Inc.
767	3.750%—01/15/2027[2]	701
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITs)—Continued
	Starwood Property Trust Inc.
$685	3.625%—07/15/2026[2]	$626
314	3.750%—12/31/2024[2]	302
		928
		1,629
OIL, GAS & CONSUMABLE FUELS—10.1%
	Aethon United BR LP / Aethon United Finance Corp.
535	8.250%—02/15/2026[2]	552
	Antero Midstream Partners LP / Antero Midstream Finance Corp.
843	5.750%—03/01/2027-01/15/2028[2]	822
664	7.875%—05/15/2026[2]	695
		1,517
	Buckeye Partners LP
350	3.950%—12/01/2026	331
453	4.500%—03/01/2028[2]	414
134	5.850%—11/15/2043	107
		852
	Civitas Resources Inc.
620	5.000%—10/15/2026[2]	590
	CNX Resources Corp.
274	6.000%—01/15/2029[2]	271
775	7.250%—03/14/2027[2]	793
		1,064
	Colgate Energy Partners III LLC
766	5.875%—07/01/2029[2]	763
	Comstock Resources Inc.
290	5.875%—01/15/2030[2]	279
	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
534	8.000%—04/01/2029[2]	558
	Crownrock LP / Crownrock Finance Inc.
155	5.000%—05/01/2029[2]	152
	DT Midstream Inc.
775	4.375%—06/15/2031[2]	695
	Encino Acquisition Partners Holdings LLC
641	8.500%—05/01/2028[2]	643
	EQM Midstream Partners LP
424	4.500%—01/15/2029[2]	382
362	4.750%—07/15/2023	358
173	4.750%—01/15/2031[2]	155
643	6.500%—07/15/2048	593
		1,488
	EQT Corp.
385	7.500%—02/01/2030	427
	Ferrellgas LP / Ferrellgas Finance Corp.
799	5.375%—04/01/2026[2]	724
	Genesis Energy LP / Genesis Energy Finance Corp.
539	7.750%—02/01/2028	520
479	8.000%—01/15/2027	470
		990
	Gulfport Energy Operating Corp.
973	8.000%—05/17/2026[2]	1,003
	Hilcorp Energy I LP / Hilcorp Finance Co.
1,004	6.000%—02/01/2031[2]	973
489	6.250%—04/15/2032[2]	477
		1,450

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Principal Amounts, Value and Cost in Thousands
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
OIL, GAS & CONSUMABLE FUELS—Continued
	Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp.
$455	6.000%—08/01/2026[2]	$456
	Moss Creek Resources Holdings Inc.
756	7.500%—01/15/2026[2]	694
511	10.500%—05/15/2027[2]	499
		1,193
	Murphy Oil Corp.
526	6.375%—07/15/2028-12/01/2042	517
	NGL Energy Operating LLC / NGL Energy Finance Corp.
505	7.500%—02/01/2026[2]	477
	NuStar Logistics LP
593	5.750%—10/01/2025	591
	Occidental Petroleum Corp.
380	4.100%—02/15/2047	317
335	4.300%—08/15/2039	284
350	5.550%—03/15/2026	359
917	6.200%—03/15/2040	950
219	6.450%—09/15/2036	238
763	6.600%—03/15/2046	833
459	6.950%—07/01/2024	482
115	8.500%—07/15/2027	130
702	8.875%—07/15/2030	844
		4,437
	Parkland Corp.
1,214	4.500%—10/01/2029[2]	1,065
810	4.625%—05/01/2030[2]	710
299	5.875%—07/15/2027[2]	290
		2,065
	Rattler Midstream LP
697	5.625%—07/15/2025[2]	699
	Rockcliff Energy II LLC
485	5.500%—10/15/2029[2]	471
	Sanchez Energy Corp.
3,000	0.000%—06/15/2021*	45
	SM Energy Co.
772	6.500%—07/15/2028	762
88	10.000%—01/15/2025[2]	95
		857
	Southwestern Energy Co.
323	4.750%—02/01/2032	306
454	8.375%—09/15/2028	491
		797
	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
1,035	6.000%—09/01/2031[2]	946
745	7.500%—10/01/2025[2]	762
		1,708
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.
572	6.500%—07/15/2027	590
	Venture Global Calcasieu Pass LLC
1,312	3.875%—08/15/2029-11/01/2033[2]	1,165
336	4.125%—08/15/2031[2]	306
		1,471
		30,121
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
PAPER & FOREST PRODUCTS—0.0%
	Glatfelter Corp.
$177	4.750%—11/15/2029[2]	$142
PERSONAL PRODUCTS—0.1%
	HLF Financing Sarl LLC / Herbalife International Inc.
351	4.875%—06/01/2029[2]	283
PHARMACEUTICALS—2.4%
	Bausch Health Americas Inc.
49	9.250%—04/01/2026[2]	48
	Bausch Health Cos. Inc.
915	5.250%—02/15/2031[2]	637
530	5.500%—11/01/2025[2]	514
409	5.750%—08/15/2027[2]	383
301	6.125%—04/15/2025[2]	302
2,151	9.000%—12/15/2025[2]	2,162
		3,998
	Catalent Pharma Solutions Inc.
396	3.500%—04/01/2030[2]	345
	Teva Pharmaceutical Finance Netherlands III BV
1,354	3.150%—10/01/2026	1,163
588	4.750%—05/09/2027	539
843	6.000%—04/15/2024	844
261	7.125%—01/31/2025	265
		2,811
		7,202
PROFESSIONAL SERVICES—0.7%
	Nielsen Finance LLC / Nielsen Finance Co.
13	4.500%—07/15/2029[2]	12
1,125	4.750%—07/15/2031[2]	1,065
894	5.875%—10/01/2030[2]	859
		1,936
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.7%
	Global NET Lease Inc. / Global NET Lease Operating Partnership LP
1,066	3.750%—12/15/2027[2]	959
	Kennedy-Wilson Inc.
184	4.750%—02/01/2030	166
	MPT Operating Partnership LP / MPT Finance Corp.
1,003	3.500%—03/15/2031	853
		1,978
ROAD & RAIL—1.3%
	Carriage Purchaser Inc.
543	7.875%—10/15/2029[2]	477
	Uber Technologies Inc.
1,384	7.500%—05/15/2025-09/15/2027[2]	1,429
775	8.000%—11/01/2026[2]	813
		2,242
	XPO CNW Inc.
710	6.700%—05/01/2034	730
	XPO Logistics Inc.
525	6.250%—05/01/2025[2]	537
		3,986

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Principal Amounts, Value and Cost in Thousands
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
SOFTWARE—0.9%
	Boxer Parent Co. Inc.
$461	7.125%—10/02/2025[2]	$471
986	9.125%—03/01/2026[2]	999
		1,470
	Consensus Cloud Solutions Inc.
86	6.000%—10/15/2026[2]	82
310	6.500%—10/15/2028[2]	292
		374
	Elastic NV
973	4.125%—07/15/2029[2]	872
		2,716
SPECIALTY RETAIL—1.6%
	Asbury Automotive Group Co.
701	5.000%—02/15/2032[2]	623
	Bath & Body Works Inc.
265	6.694%—01/15/2027	274
779	6.875%—11/01/2035	763
		1,037
	Group 1 Automotive Inc.
265	4.000%—08/15/2028[2]	239
	Lithia Motors Inc.
180	3.875%—06/01/2029[2]	163
	Macy's Retail Holdings LLC
133	6.125%—03/15/2032[2]	123
	Michaels Cos. Inc.
398	5.250%—05/01/2028[2]	343
609	7.875%—05/01/2029[2]	480
		823
	Penske Automotive Group Inc.
621	3.500%—09/01/2025	600
631	3.750%—06/15/2029	539
		1,139
	Sonic Automotive Inc.
657	4.875%—11/15/2031[2]	562
		4,709
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.5%
	Diebold Nixdorf Inc.
48	9.375%—07/15/2025[2]	43
	Entegris Escrow Corp.
215	4.750%—04/15/2029[2]	207
	NCR Corp.
171	5.000%—10/01/2028[2]	163
	Seagate HDD Cayman Co.
226	4.091%—06/01/2029	201
417	4.125%—01/15/2031	367
429	5.750%—12/01/2034	404
		972
		1,385
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
TEXTILES, APPAREL & LUXURY GOODS—0.2%
	Compass Group Diversified Holdings LLC
$665	5.000%—01/15/2032[2]	$566
	Hanesbrands Inc.
4	4.875%—05/15/2026[2]	4
		570
THRIFTS & MORTGAGE FINANCE—0.4%
	Nationstar Mortgage Holdings Inc.
215	6.000%—01/15/2027[2]	209
	PennyMac Financial Services Inc.
880	5.750%—09/15/2031[2]	723
	Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer Inc.
54	3.625%—03/01/2029[2]	46
307	3.875%—03/01/2031[2]	259
48	4.000%—10/15/2033[2]	39
		344
		1,276
TRADING COMPANIES & DISTRIBUTORS—0.2%
	Alta Equipment Group Inc.
591	5.625%—04/15/2026[2]	550
WIRELESS TELECOMMUNICATION SERVICES—1.6%
	C&W Senior Financing DAC
1,354	6.875%—09/15/2027[2]	1,315
	LCPR Senior Secured Financing DAC
371	6.750%—10/15/2027[2]	370
	Sprint Capital Corp.
393	6.875%—11/15/2028	432
1,443	8.750%—03/15/2032	1,836
		2,268
	Sprint Corp.
247	7.125%—06/15/2024	260
544	7.625%—03/01/2026	592
		852
	T-Mobile USA Inc.
86	2.875%—02/15/2031	73
		4,878
TOTAL CORPORATE BONDS & NOTES
(Cost $277,418)		257,311
TOTAL INVESTMENTS—97.2%
(Cost $312,545)		290,436
CASH AND OTHER ASSETS, LESS LIABILITIES—2.8%		8,488
TOTAL NET ASSETS—100.0%		$298,924

FAIR VALUE MEASUREMENTS
All investments as of April 30, 2022 (as disclosed in the preceding Portfolio of Investments) were classified as Level 2. There were no Level 3 investments as of April 30, 2022 or October 31, 2021.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

*	Security in default
1
Variable or floating rate security; the stated rate represents the rate in effect as of April 30, 2022. The variable rate for such securities may be based on the indicated
reference rate and spread or on an underlying asset or pool of assets rather than a reference rate and may be determined by current interest rates, prepayments or other financial indicators.

2
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of April 30, 2022, the aggregate value of these securities was $200,137 or 67% of net assets.

3	Zero coupon bond
4	MTN after the name of a security stands for Medium Term Note.
The accompanying notes are an integral part of the Financial Statements.

Harbor International Fund
Portfolio of Investments—April 30, 2022 (Unaudited)

Subadvisor: Marathon Asset Management Limited

REGION BREAKDOWN (% of investments)
(Excludes short-term investments and derivatives)

The Fund’s Portfolio of Investments include investments denominated in foreign currencies. As of April 30, 2022, 25.1% of the Fund’s investments were denominated in British Pound.  No other foreign currency denomination comprised more than 25% of the Fund’s net assets.

Portfolio of Investments
Value and Cost in Thousands
COMMON STOCKS—99.1%
Shares		Value
AEROSPACE & DEFENSE—1.3%
112,188	Airbus SE (France)	$12,281
1,915,168	BAE Systems plc (United Kingdom)	17,690
8,350,630	Rolls-Royce Holdings plc (United Kingdom)*	8,561
72,241	Thales SA (France)	9,249
		47,781
AIR FREIGHT & LOGISTICS—0.1%
143,928	Oesterreichische Post AG (Austria)	4,636
AIRLINES—0.4%
1,324,893	EasyJet plc (United Kingdom)*	9,181
1,128,543	Qantas Airways Ltd. (Australia)*	4,373
		13,554
AUTO COMPONENTS—0.6%
144,000	Bridgestone Corp. (Japan)	5,278
1,465,965	Gestamp Automocion SA (Spain)*,1	4,789
39,600	Hankook Tire & Technology Co. Ltd. (South Korea)	1,087
602,507	Johnson Electric Holdings Ltd. (Hong Kong)	684
209,700	Sumitomo Electric Industries Ltd. (Japan)	2,254
130,900	Toyota Industries Corp. (Japan)	7,851
		21,943
COMMON STOCKS—Continued
Shares		Value
AUTOMOBILES—1.2%
190,184	Bayerische Motoren Werke AG (Germany)	$15,532
9,352	Hyundai Motor Co. (South Korea)	1,357
1,605,100	Toyota Motor Corp. (Japan)	27,501
		44,390
BANKS—9.7%
835,306	Australia & New Zealand Banking Group Ltd. (Australia)	15,895
354,045	Axis Bank Ltd. (India)	3,344
3,709,640	Bank of Ireland Group plc (Ireland)*	22,483
19,795,014	Barclays plc (United Kingdom)	36,386
668,805	BNP Paribas SA (France)	34,678
5,367,611	CaixaBank SA (Spain)	17,326
25,737	Capitec Bank Holdings Ltd. (South Africa)	3,593
218,493	Close Brothers Group plc (United Kingdom)	3,030
127,078	Danske Bank AS (Denmark)	1,949
598,134	DBS Group Holdings Ltd. (Singapore)	14,511
528,063	DNB Bank ASA (Norway)[2]	10,232
302,100	Fukuoka Financial Group Inc. (Japan)	5,520
342,400	Grupo Financiero Banorte SAB de CV (Mexico)*	2,257
104,315	Hana Financial Group Inc. (South Korea)	3,873
114,563	HDFC Bank Ltd. ADR (India)[3]	6,325
417,569	HSBC Holdings plc (Hong Kong)	2,619

Harbor International Fund
Portfolio of Investments—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
BANKS—Continued
1,539,205	Intesa Sanpaolo SpA (Italy)	$3,136
404,800	Kasikornbank PCL (Thailand)	1,792
59,258,459	Lloyds Banking Group plc (United Kingdom)	33,656
13,806,600	PT Bank Central Asia TBK (Indonesia)	7,744
8,307,200	Resona Holdings Inc. (Japan)	36,123
102,566	Shinhan Financial Group Co. Ltd. (South Korea)*	3,408
1,209,548	Standard Chartered plc (United Kingdom)	8,269
210,300	Sumitomo Mitsui Financial Group Inc. (Japan)	6,354
634,000	Sumitomo Mitsui Trust Holdings Inc. (Japan)	19,678
1,731,429	Svenska Handelsbanken AB (Sweden)	17,464
2,015,227	UniCredit SpA (Italy)	18,651
334,000	United Overseas Bank Ltd. (Singapore)	7,150
		347,446
BEVERAGES—3.7%
211,790	Anheuser-Busch InBev SA (Belgium)	12,186
94,998	Carlsberg AS (Denmark)	12,068
178,310	Coca-Cola Europacific Partners plc (United States)	8,907
751,527	Davide Campari-Milano NV (Italy)	8,480
613,214	Diageo plc (United Kingdom)	30,592
247,765	Heineken NV (Netherlands)	24,184
1,772,300	Kirin Holdings Co. Ltd. (Japan)	25,836
22,866	Pernod Ricard SA (France)	4,719
7,944,700	Thai Beverage PCL (Singapore)	3,914
		130,886
BIOTECHNOLOGY—0.1%
23,382	CSL Ltd. (Australia)	4,462
BUILDING PRODUCTS—2.0%
1,238,563	Assa Abloy AB Class B (Sweden)	31,301
47,387	Geberit AG (Switzerland)	27,023
714,162	GWA Group Ltd. (Australia)	1,141
651,900	LIXIL Group Corp. (Japan)	11,466
		70,931
CAPITAL MARKETS—2.4%
1,800,236	3i Group plc (United Kingdom)	29,461
667,100	Daiwa Securities Group Inc. (Japan)	3,270
854,452	IG Group Holdings plc (United Kingdom)	8,733
444,800	JAFCO Group Co. Ltd. (Japan)*	5,363
2,544,405	Jupiter Fund Management plc (United Kingdom)	5,679
3,918,000	Nomura Holdings Inc. (Japan)	15,086
116,287	Rathbone Brothers plc (United Kingdom)	3,069
795,288	St. James's Place plc (United Kingdom)	12,780
183,485	UBS Group AG (Switzerland)	3,115
		86,556
CHEMICALS—1.5%
1,045,100	Air Water Inc. (Japan)	13,871
339,890	BASF SE (Germany)	17,900
162,600	Nissan Chemical Corp. (Japan)	8,589
244,381	Orica Ltd. (Australia)	2,808
21,620	SKSHU Paint Co. Ltd. (China)*	242
145,700	Sumitomo Bakelite Co. Ltd. (Japan)	4,781
117,900	Tokyo Ohka Kogyo Co. Ltd. (Japan)	6,406
		54,597
COMMERCIAL SERVICES & SUPPLIES—1.5%
92,900	AEON Delight Co. Ltd. (Japan)	1,986
67,911	Befesa SA (Germany)*,1	4,241
432,210	Brambles Ltd. (Australia)	3,192
3,118,124	Cleanaway Waste Management Ltd. (Australia)	6,989
COMMON STOCKS—Continued
Shares		Value
COMMERCIAL SERVICES & SUPPLIES—Continued
146,706	Elis SA (France)	$2,104
1,906,373	HomeServe plc (United Kingdom)	23,429
6,893,580	Serco Group plc (United Kingdom)	13,036
		54,977
CONSTRUCTION & ENGINEERING—1.2%
282,169	Boskalis Westminster NV (Netherlands)	9,800
122,916	Ferrovial SA (Spain)	3,152
1,124,200	Infroneer Holdings Inc. (Japan)	8,189
2,133,800	Obayashi Corp. (Japan)	14,674
1,625,400	Penta-Ocean Construction Co. Ltd. (Japan)	7,953
		43,768
CONSTRUCTION MATERIALS—1.7%
93,672	CRH plc (Ireland)	3,702
1,056,269	Fletcher Building Ltd. (New Zealand)	4,208
382,758	Holcim Ltd. (Switzerland)*	18,715
33,230	Imerys SA (France)	1,307
124,314	James Hardie Industries PLC CDI (Australia)*,3	3,584
860,500	Taiheiyo Cement Corp. (Japan)	13,923
51,657	Vicat SA (France)	1,553
462,171	Wienerberger AG (Austria)	13,046
		60,038
CONSUMER FINANCE—0.2%
1,932,875	International Personal Finance plc (United Kingdom)	2,303
2,290,775	Non-Standard Finance plc (United Kingdom)*,1	65
1,404,024	Provident Financial plc (United Kingdom)	4,494
		6,862
CONTAINERS & PACKAGING—0.6%
3,140,820	DS Smith plc (United Kingdom)	12,907
923,900	Toyo Seikan Group Holdings Ltd. (Japan)	9,993
		22,900
DISTRIBUTORS—0.4%
1,473,758	Inchcape plc (United Kingdom)	13,187
DIVERSIFIED FINANCIAL SERVICES—0.6%
2,854,313	AMP Ltd. (Australia)*	2,306
823,800	B3 Brasil Bolsa Balcao SA (Brazil)*	2,216
487,900	Chailease Holding Co. Ltd. (Taiwan)	3,877
452,792	Challenger Ltd. (Australia)	2,291
72,191	Macquarie Group Ltd. (Australia)	10,393
		21,083
DIVERSIFIED TELECOMMUNICATION SERVICES—2.3%
486,706	Deutsche Telekom AG (Germany)	8,966
4,077,822	Koninklijke KPN NV (Netherlands)	14,071
1,713,900	Nippon Telegraph & Telephone Corp. (Japan)	50,508
1,943,300	Singapore Telecommunications Ltd. (Singapore)	3,878
1,368,308	Telstra Corp. Ltd. (Australia)	3,884
		81,307
ELECTRIC UTILITIES—0.5%
149,934	Orsted AS (Denmark)[1]	16,587
ELECTRICAL EQUIPMENT—3.5%
634,243	ABB Ltd. (Switzerland)	19,029
158,500	Havells India Ltd. (India)*	2,694
328,175	Legrand SA (France)	29,081
1,115,100	Mitsubishi Electric Corp. (Japan)	11,680

Harbor International Fund
Portfolio of Investments—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
ELECTRICAL EQUIPMENT—Continued
157,133	Schneider Electric SE (France)	$22,544
1,598,969	Vestas Wind Systems AS (Denmark)	40,775
		125,803
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.6%
445,000	Delta Electronics Inc. (Taiwan)	3,715
102,200	Kyocera Corp. (Japan)	5,366
68,400	Omron Corp. (Japan)	4,033
316,600	TDK Corp. (Japan)*	9,780
		22,894
ENERGY EQUIPMENT & SERVICES—0.4%
1,650,983	John Wood Group plc (United Kingdom)*	4,590
654,801	Petrofac Ltd. (United Kingdom)*	1,104
6,019,183	Saipem SpA (Italy)*	6,812
104,816	Technip Energies NV (France)*	1,274
		13,780
ENTERTAINMENT—0.5%
149,763	CTS Eventim AG & Co. KGaA (Germany)*	10,279
327,321	Modern Times Group MTG AB Class B (Sweden)*	3,462
11,700	Nintendo Co. Ltd. (Japan)	5,340
		19,081
FOOD & STAPLES RETAILING—1.6%
182,238	Bid Corp. Ltd. (South Africa)	3,827
161,796	Clicks Group Ltd. (South Africa)	3,184
600,173	Koninklijke Ahold Delhaize NV (Netherlands)	17,703
131,900	Matsumotokiyoshi Holdings Co. Ltd. (Japan)	4,360
987,638	Metcash Ltd. (Australia)	3,315
318,400	Seven & I Holdings Co. Ltd. (Japan)	14,079
3,109,045	Tesco plc (United Kingdom)	10,562
95,013	X5 Retail Group NV GDR (Russia)[3]	—[x]
		57,030
FOOD PRODUCTS—1.5%
1,029,000	China Mengniu Dairy Co. Ltd. (China)*	5,554
1,211,212	Devro plc (United Kingdom)	3,185
2,308,000	First Pacific Co. Ltd. (Hong Kong)	931
60,200	Fuji Oil Holdings Inc. (Japan)	854
356,700	Megmilk Snow Brand Co. Ltd. (Japan)	5,317
288,000	NH Foods Ltd. (Japan)	9,095
2,340,000	Tingyi Cayman Islands Holding Corp. (China)	4,271
313,900	Toyo Suisan Kaisha Ltd. (Japan)	9,692
170,508	Viscofan SA (Spain)	9,413
96,700	Yakult Honsha Co. Ltd. (Japan)	5,007
		53,319
HEALTH CARE EQUIPMENT & SUPPLIES—3.5%
250,317	Coloplast AS Class B (Denmark)	33,725
6,488,060	ConvaTec Group plc (United Kingdom)[1]	17,163
483,457	Demant AS (Denmark)*	21,245
290,160	Getinge AB Class B (Sweden)	8,394
350,499	GN Store Nord AS (Denmark)	13,154
462,521	Koninklijke Philips NV (Netherlands)	12,086
201,929	Smith & Nephew plc (United Kingdom)	3,273
45,799	Sonova Holding AG (Switzerland)	16,516
		125,556
HEALTH CARE PROVIDERS & SERVICES—1.2%
166,800	Alfresa Holdings Corp. (Japan)	2,268
150,948	Amplifon SpA (Italy)	6,022
COMMON STOCKS—Continued
Shares		Value
HEALTH CARE PROVIDERS & SERVICES—Continued
388,445	Fresenius Medical Care AG & Co. KGaA (Germany)	$24,156
574,300	MediPAL Holdings Corp. (Japan)	9,458
		41,904
HOTELS, RESTAURANTS & LEISURE—4.1%
2,714,000	Ajisen China Holdings Ltd. (China)	384
134,220	Aristocrat Leisure Ltd. (Australia)	3,114
247,125	Carnival plc (United Kingdom)*	3,874
1,638,011	Compass Group plc (United Kingdom)*	34,565
1,479,405	Entain plc (United Kingdom)*	27,798
247,216	Flutter Entertainment plc (Ireland)*	24,843
947,000	Galaxy Entertainment Group Ltd. (Hong Kong)*	5,404
71,410	InterContinental Hotels Group plc (United Kingdom)	4,559
288,385	Playtech plc (United Kingdom)*	1,885
6,810,377	SSP Group plc (United Kingdom)*	20,102
56,187	Trip.com Group Ltd. ADR (China)*,3	1,329
4,395,677	TUI AG (Germany)*	12,514
146,444	Yum China Holdings Inc. (China)	6,121
		146,492
HOUSEHOLD DURABLES—0.5%
510,352	Barratt Developments plc (United Kingdom)	3,122
464,400	Midea Group Co. Ltd. (China)*	3,986
346,300	Sekisui Chemical Co. Ltd. (Japan)	4,689
4,364,196	Taylor Wimpey plc (United Kingdom)	6,864
		18,661
HOUSEHOLD PRODUCTS—0.7%
336,560	Reckitt Benckiser Group plc (United Kingdom)	26,247
INDUSTRIAL CONGLOMERATES—2.4%
536,500	CK Hutchison Holdings Ltd. (Hong Kong)	3,765
187,303	DCC plc (United Kingdom)	14,192
1,080,300	Hitachi Ltd. (Japan)	51,235
139,900	Jardine Matheson Holdings Ltd. (Hong Kong)	7,410
23,551	LG Corp. (South Korea)	1,360
969,400	Nisshinbo Holdings Inc. (Japan)	7,253
2,880,000	Sime Darby Berhad (Malaysia)	1,540
		86,755
INSURANCE—5.5%
413,933	Admiral Group plc (United Kingdom)	13,030
1,939,000	AIA Group Ltd. (Hong Kong)	19,048
1,009,268	AXA SA (France)	26,700
1,777,100	Dai-ichi Life Holdings Inc. (Japan)	35,585
231,400	Great Eastern Holdings Ltd. (Singapore)	3,404
33,011	Hannover Rueck SE (Germany)	5,131
29,261	Helvetia Holding AG (Switzerland)	3,760
431,751	Hiscox Ltd. (United Kingdom)	5,127
2,516,100	Japan Post Holdings Co. Ltd. (Japan)	17,643
431,500	Ping An Insurance Group Co. of China Ltd. (China)	2,727
657,990	Porto Seguro SA (Brazil)*	2,708
60,250	Prudential plc (United Kingdom)	749
383,932	Prudential plc (Hong Kong)	4,779
973,773	QBE Insurance Group Ltd. (Australia)	8,401
622,690	Sampo OYJ (Finland)	30,236
216,900	Sompo Holdings Inc. (Japan)	8,830
205,400	Tokio Marine Holdings Inc. (Japan)	11,106
		198,964
INTERACTIVE MEDIA & SERVICES—1.5%
1,442,785	Auto Trader Group plc (United Kingdom)[1]	11,387
39,755	Baidu Inc. ADR (China)*,3	4,936

Harbor International Fund
Portfolio of Investments—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
INTERACTIVE MEDIA & SERVICES—Continued
253,223	Carsales.com Ltd. (Australia)	$3,738
194,124	Domain Holdings Australia Ltd. (Australia)	473
4,310,781	Rightmove plc (United Kingdom)	33,138
		53,672
INTERNET & DIRECT MARKETING RETAIL—0.9%
170,853	Cazoo Group Ltd. (United States)*	289
528,006	HelloFresh SE (Germany)*	22,258
141,797	Just Eat Takeaway.com NV (Netherlands)*,1	3,852
42,659	Naspers Ltd. (South Africa)	4,302
245,834	Vipshop Holdings Ltd. ADR (China)*,3	1,883
		32,584
IT SERVICES—3.1%
87,972	Alten SA (France)	11,807
13,163,003	Capita plc (United Kingdom)*	3,928
401,098	Edenred (France)	20,144
204,763	Infosys Ltd. ADR (India)[3]	4,069
477,500	NEC Corp. (Japan)	18,525
353,100	NET One Systems Co. Ltd. (Japan)	8,426
216,000	NS Solutions Corp. (Japan)	6,444
992,400	NTT Data Corp. (Japan)	18,298
36,105	Reply SpA (Italy)	5,315
558,300	SCSK Corp. (Japan)	8,876
126,849	Tata Consultancy Services Ltd. (India)	5,848
		111,680
LEISURE PRODUCTS—0.6%
52,300	Bandai Namco Holdings Inc. (Japan)	3,541
236,000	Giant Manufacturing Co. Ltd. (Taiwan)	1,973
865,300	Sega Sammy Holdings Inc. (Japan)	15,333
		20,847
LIFE SCIENCES TOOLS & SERVICES—0.7%
234,303	Eurofins Scientific SE (France)	21,776
42,561	Gerresheimer AG (Germany)	2,956
		24,732
MACHINERY—3.3%
87,757	Andritz AG (Austria)	3,731
2,044,861	CNH Industrial NV (Italy)	28,968
91,500	Daifuku Co. Ltd. (Japan)	5,626
523,796	Fluidra SA (Spain)*	14,176
85,256	GEA Group AG (Germany)	3,319
408,975	Iveco Group NV (Italy)*	2,406
349,400	Mitsubishi Heavy Industries Ltd. (Japan)	11,946
105,700	Miura Co. Ltd. (Japan)	2,208
609,800	NSK Ltd. (Japan)	3,374
760,078	Rotork plc (United Kingdom)	2,773
850,713	Sandvik AB (Sweden)	16,103
684,100	Sany Heavy Industry Co. Ltd. (China)	1,702
169,292	Stabilus SA (Germany)	7,974
381,000	Techtronic Industries Co. Ltd. (Hong Kong)	5,086
574,304	Wartsila OYJ ABP (Finland)	4,612
2,578,000	Weichai Power Co. Ltd. (China)	3,601
		117,605
MARINE—0.1%
1,173,563	Irish Continental Group plc (Ireland)*	4,754
MEDIA—2.6%
243,719	Euromoney Institutional Investor plc (United Kingdom)	3,005
1,190,000	Fuji Media Holdings Inc. (Japan)	10,278
COMMON STOCKS—Continued
Shares		Value
MEDIA—Continued
162,013	Future plc (United Kingdom)	$4,437
482,900	Hakuhodo DY Holdings Inc. (Japan)	5,699
683,264	Informa plc (United Kingdom)*	4,847
13,121,208	ITV plc (United Kingdom)	12,117
496,508	JCDecaux SA (France)*	10,408
815,200	Nippon Television Holdings Inc. (Japan)	7,825
239,909	Nordic Entertainment Group AB (Sweden)*	7,878
145,613	Schibsted ASA Class A (Norway)	3,034
62,558	Schibsted ASA Class B (Norway)	1,203
501,800	TBS Holdings Inc. (Japan)	6,585
1,322,128	WPP plc (United Kingdom)	16,480
		93,796
METALS & MINING—4.7%
732,502	Acerinox SA (Spain)	7,713
168,055	African Rainbow Minerals Ltd. (South Africa)	2,780
21,231	Anglo American Platinum Ltd. (South Africa)	2,347
906,197	ArcelorMittal SA (France)	26,423
577,327	BHP Group Ltd. (Australia)	19,292
285,483	BlueScope Steel Ltd. (Australia)	4,058
120,300	Dowa Holdings Co. Ltd. (Japan)	5,118
1,395,815	Evolution Mining Ltd. (Australia)	3,949
111,104	First Quantum Minerals Ltd. (Canada)	3,185
7,149,223	Glencore plc (United Kingdom)*	44,051
310,056	Newcrest Mining Ltd. (Australia)	5,823
97,027	OZ Minerals Ltd. (Australia)	1,684
416,990	Rio Tinto plc (United Kingdom)	29,463
217,215	Severstal PJSC GDR (Russia)[3]	—[x]
82,237	Southern Copper Corp. (Peru)	5,121
132,600	Sumitomo Metal Mining Co. Ltd. (Japan)	5,815
		166,822
MULTILINE RETAIL—0.2%
399,500	Marui Group Co. Ltd. (Japan)	6,878
OIL, GAS & CONSUMABLE FUELS—4.1%
3,074,808	Beach Energy Ltd. (Australia)	3,506
15,557,547	BP plc (United Kingdom)	75,108
1,436,176	Equinor ASA (Norway)	48,542
744,800	INPEX Corp. (Japan)	8,862
1,677,503	Santos Ltd. (Australia)	9,374
		145,392
PAPER & FOREST PRODUCTS—0.4%
2,958,900	Oji Holdings Corp. (Japan)	14,016
PERSONAL PRODUCTS—1.0%
22,686	AMOREPACIFIC Group (South Korea)	893
339,810	Dabur India Ltd. (India)	2,462
1,003,000	L'Occitane International SA (Hong Kong)	3,144
395,151	Marico Ltd. (India)	2,682
569,538	Unilever plc (United Kingdom)	26,478
		35,659
PHARMACEUTICALS—4.5%
656,982	Novo Nordisk AS (Denmark)	75,044
193,540	Roche Holding AG (Switzerland)	71,767
79,800	Sawai Group Holdings Co. Ltd. (Japan)	2,677
108,100	Takeda Pharmaceutical Co. Ltd. (Japan)	3,137
368,100	Tsumura & Co. (Japan)	9,057
		161,682

Harbor International Fund
Portfolio of Investments—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
PROFESSIONAL SERVICES—4.0%
382,981	Adecco Group AG (Switzerland)*	$14,779
335,737	ALS Ltd. (Australia)	3,040
419,460	Experian plc (United Kingdom)	14,486
10,499,569	Hays plc (United Kingdom)	16,126
555,724	Intertek Group plc (United Kingdom)	34,630
343,639	IPH Ltd. (Australia)	1,822
454,000	Nomura Co. Ltd. (Japan)	3,122
720,211	PageGroup plc (United Kingdom)*	4,407
240,700	Persol Holdings Co. Ltd. (Japan)	4,775
62,608	Randstad NV (Netherlands)	3,311
939,828	RELX plc (United Kingdom)	27,998
436,563	RWS Holdings plc (United Kingdom)	2,391
137,100	TechnoPro Holdings Inc. (Japan)	3,492
30,090	Teleperformance (France)	10,799
		145,178
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.3%
352,400	Daiwa House Industry Co. Ltd. (Japan)	8,472
650,000	Swire Pacific Ltd. (Hong Kong)	3,702
		12,174
ROAD & RAIL—0.4%
135,700	East Japan Railway Co. (Japan)	7,076
1,271,286	National Express Group plc (United Kingdom)*	3,941
512,100	Senko Group Holdings Co. Ltd. (Japan)	3,463
		14,480
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.6%
188,600	ASM Pacific Technology Ltd. (Hong Kong)	1,901
31,743	ASML Holding NV (Netherlands)	18,015
60,000	MediaTek Inc. (Taiwan)*	1,654
1,176,200	Renesas Electronics Corp. (Japan)*	12,560
130,700	ROHM Co. Ltd. (Japan)	9,131
56,110	SK Hynix Inc. (South Korea)	4,917
525,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	9,493
		57,671
SPECIALTY RETAIL—0.7%
9,297,400	Esprit Holdings Ltd. (Hong Kong)*	1,638
1,685,658	Pepkor Holdings Ltd. (South Africa)[1]	2,273
1,374,450	Pets at Home Group plc (United Kingdom)	5,335
663,726	WH Smith plc (United Kingdom)*	11,941
580,500	Zhongsheng Group Holdings Ltd (China)	3,836
		25,023
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.7%
390,000	Advantech Co. Ltd. (Taiwan)	4,848
125,032	Logitech International SA (Switzerland)	8,137
116,447	Quadient SA (France)	2,177
205,330	Samsung Electronics Co Ltd. (South Korea)	10,943
		26,105
TEXTILES, APPAREL & LUXURY GOODS—2.6%
79,557	Adidas AG (Germany)	16,043
252,100	ASICS Corp. (Japan)	3,977
240,886	Cie Financiere Richemont SA (Switzerland)	27,989
297,301	Cie Financiere Richemont SA ADR (South Africa)[3]	3,511
180,464	EssilorLuxottica SA (France)	30,723
COMMON STOCKS—Continued
Shares		Value
TEXTILES, APPAREL & LUXURY GOODS—Continued
458,500	Li Ning Co. Ltd. (China)	$3,574
1,004,700	Samsonite International SA (Hong Kong)*,1	2,202
268,318	Shenzhou International Group Holdings Ltd. (China)	3,641
1,072,000	Stella International Holdings Ltd. (Hong Kong)	1,134
		92,794
THRIFTS & MORTGAGE FINANCE—0.2%
182,207	Housing Development Finance Corp. Ltd. (India)*	5,251
TOBACCO—0.4%
82,814	British American Tobacco plc (United Kingdom)	3,471
1,407,784	Swedish Match AB (Sweden)	11,213
		14,684
TRADING COMPANIES & DISTRIBUTORS—1.7%
302,200	BOC Aviation Ltd. (China)[1]	2,371
292,334	Brenntag SE (Germany)	22,557
669,875	Bunzl plc (United Kingdom)	25,844
343,200	ITOCHU Corp. (Japan)	10,358
		61,130
TRANSPORTATION INFRASTRUCTURE—0.6%
566,165	Getlink SE (France)	10,360
222,953	Grupo Aeroportuario del Pacifico SAB de CV Class B (Mexico)	3,435
305,400	Mitsubishi Logistics Corp. (Japan)	7,039
		20,834
WIRELESS TELECOMMUNICATION SERVICES—0.2%
169,000	KDDI Corp. (Japan)	5,596
TOTAL COMMON STOCKS
(Cost $3,287,947)		3,555,416

PREFERRED STOCKS—0.4%
AUTOMOBILES—0.4%
83,913	Volkswagen AG (Germany)	12,996
PERSONAL PRODUCTS—0.0%
9,682	AMOREPACIFIC Group (South Korea)	296
TOTAL PREFERRED STOCKS
(Cost $14,014)		13,292

SHORT-TERM INVESTMENTS—0.0%
(Cost $1,344)
INVESTMENT COMPANY-SECURITIES LENDING INVESTMENT FUND—0.0%
1,344,072	State Street Navigator Securities Lending Government Money Market Portfolio (1 day yield of 0.310%)[4]	1,344
TOTAL INVESTMENTS—99.5%
(Cost $3,303,305)		3,570,052
CASH AND OTHER ASSETS, LESS LIABILITIES—0.5%		18,121
TOTAL NET ASSETS—100.0%		$3,588,173

Harbor International Fund
Portfolio of Investments—Continued

RIGHTS/WARRANTS
Description	No. of Contracts	Strike Price	Expiration Date	Cost (000s)	Value (000s)
Cie Financiere Richemont SA ADR (South Africa)[3]	805,198	CHF 67.00	09/12/2023	$ —	$56

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of April 30, 2022 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Investments in Securities
Common Stocks
Africa	$—	$25,817	$—	$25,817
Europe	—	2,312,057	—	2,312,057
Latin America	15,737	—	—	15,737
Middle East/Central Asia	10,394	22,281	—	32,675
North America	12,381	—	—	12,381
Pacific Basin	16,061	1,140,688	—	1,156,749
Preferred Stocks
Europe	—	12,996	—	12,996
Pacific Basin	—	296	—	296
Short-Term Investments
Investment Company-Securities Lending Investment Fund	1,344	—	—	1,344
Total Investments in Securities	$55,917	$3,514,135	$—	$3,570,052
Financial Derivative Instruments - Assets
Rights/Warrants	$56	$—	$—	$56
Total Investments	$55,973	$3,514,135	$—	$3,570,108
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.
The following is a rollforward of the Fund’s Level 3 investments during the period ended April 30, 2022. Transfers into or out of Level 3 are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occured.
Valuation Description	Beginning Balance as of 11/01/2021 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3[h] (000s)	Transfers Out of Level 3[h] (000s)	Ending Balance as of 04/30/2022 (000s)	Unrealized Gain/(Loss) as of 04/30/2022 (000s)
Common Stocks	$11,568	$206	$(1,135)	$—	$142	$(388)	$—	$(10,393)	$—	$(7,678)
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.
Valuation Descriptions	Ending Balance as of 04/30/2022 (000s)	Valuation Technique	Unobservable Input(s)	Input Value(s)
Investments in Securities
Common Stocks
Severstal PJSC GDR (Russia)[1]	$ —	Market Approach	Estimated Recovery Value	$ 0.00
X5 Retail Group NV GDR (Russia)[1]	—	Market Approach	Estimated Recovery Value	$ 0.00
$—

Harbor International Fund
Portfolio of Investments—Continued

x	Fair valued in accordance with Harbor Funds' Valuation Procedures.
*	Non-income producing security
1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of April 30, 2022, the aggregate value of these securities was $64,930 or 2% of net assets.

2	All or a portion of this security was out on loan as of April 30, 2022.
3
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.

4	Represents the investment of collateral received from securities lending activities
h	Transferred from Level 2 to Level 3 due to the unavailability of observable market data for pricing or transferred from Level 3 to Level 2 due to availability of observable market data for pricing
CHF	Swiss Franc
The accompanying notes are an integral part of the Financial Statements.

Harbor International Growth Fund
Portfolio of Investments—April 30, 2022 (Unaudited)

Subadvisor: Baillie Gifford Overseas Limited

REGION BREAKDOWN (% of investments)

The Fund’s Portfolio of Investments include investments denominated in foreign currencies. As of April 30, 2022, there was no foreign currency denomination that comprised more than 25% of the Fund’s net assets.

Portfolio of Investments
Value and Cost in Thousands
COMMON STOCKS—97.9%
Shares		Value
AUTO COMPONENTS—1.0%
80,640	Denso Corp. (Japan)	$4,915
AUTOMOBILES—0.8%
134,260	Suzuki Motor Corp. (Japan)	4,047
BANKS—2.6%
610,407	United Overseas Bank Ltd. (Singapore)	13,067
BEVERAGES—3.1%
49,402	Remy Cointreau SA (France)	9,793
4,323,340	Thai Beverage PCL (Thailand)	2,130
371,122	United Spirits Ltd. (India)*	4,161
		16,084
BIOTECHNOLOGY—0.7%
16,111	BeiGene Ltd. ADR (China)*,1	2,578
143,836	Burning Rock Biotech Ltd. ADR (China)*,1	792
		3,370
BUILDING PRODUCTS—2.6%
1,337,199	NIBE Industrier AB (Sweden)	13,110
CAPITAL MARKETS—0.9%
423,736	Hargreaves Lansdown plc (United Kingdom)	4,851
CHEMICALS—2.6%
320,809	Asian Paints Ltd. (India)*	13,532
COMMON STOCKS—Continued
Shares		Value
COMMERCIAL SERVICES & SUPPLIES—0.7%
291,917	HomeServe plc (United Kingdom)	$3,588
DIVERSIFIED FINANCIAL SERVICES—1.4%
363,804	Investor AB Class B (Sweden)	7,001
ELECTRICAL EQUIPMENT—2.3%
83,356	Contemporary Amperex Technology Co. Ltd. (China)*	5,096
103,480	Nidec Corp. (Japan)	6,690
		11,786
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.8%
15,540	Keyence Corp. (Japan)	6,247
136,660	Murata Manufacturing Co. Ltd. (Japan)	8,146
		14,393
ENTERTAINMENT—1.4%
36,288	Spotify Technology SA (Sweden)*	3,689
72,757	Ubisoft Entertainment SA (France)*	3,289
		6,978
FOOD & STAPLES RETAILING—3.6%
341,510	Jeronimo Martins SGPS SA (Portugal)	7,109
1,363,380	Raia Drogasil SA (Brazil)*	5,772
49,120	Sugi Holdings Co. Ltd. (Japan)	2,105
948,344	Wal-Mart de Mexico SAB de CV (Mexico)	3,362
		18,348

Harbor International Growth Fund
Portfolio of Investments—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
HEALTH CARE EQUIPMENT & SUPPLIES—5.2%
60,525	Cochlear Ltd. (Australia)	$9,748
528,480	Olympus Corp. (Japan)	9,302
112,840	Sysmex Corp. (Japan)	7,402
		26,452
HOTELS, RESTAURANTS & LEISURE—1.7%
89,887	MakeMyTrip Ltd. (India)*	2,290
1,100,547	Trainline plc (United Kingdom)*,2	3,885
112,427	Trip.com Group Ltd. ADR (China)*,1	2,659
		8,834
HOUSEHOLD PRODUCTS—0.3%
102,240	Pigeon Corp. (Japan)	1,744
INSURANCE—3.5%
918,560	AIA Group Ltd. (Hong Kong)	9,024
170,721	ICICI Lombard General Insurance Co Ltd. (India)[2]	2,848
955,600	Ping An Insurance Group Co. of China Ltd. (China)	6,040
		17,912
INTERACTIVE MEDIA & SERVICES—7.1%
1,156,889	Auto Trader Group plc (United Kingdom)[2]	9,130
28,806	Baidu Inc. ADR (China)*,1	3,577
195,140	Kakaku.com Inc. (Japan)	4,087
21,881	Naver Corp. (South Korea)	4,874
1,311,722	Rightmove plc (United Kingdom)	10,083
1,149,800	Z Holdings Corp. (Japan)	4,514
		36,265
INTERNET & DIRECT MARKETING RETAIL—9.6%
77,892	Alibaba Group Holding Ltd. ADR (China)*,1	7,563
80,251	ASOS plc (United Kingdom)*	1,397
157,752	AUTO1 Group SE (Germany)*,2	1,652
182,381	Coupang Inc. (South Korea)*	2,347
183,339	Farfetch Ltd. (United Kingdom)*	2,053
51,866	Games Workshop Group plc (United Kingdom)	4,793
312,740	Meituan Class B (China)*,2	6,701
8,580	MercadoLibre Inc. (Argentina)*	8,354
50,054	Naspers Ltd. (South Africa)	5,048
46,707	Prosus NV (Netherlands)*	2,253
172,982	Zalando SE (Germany)*,2	6,806
		48,967
IT SERVICES—3.1%
196,923	Bechtle AG (Germany)	9,100
11,738	Shopify Inc. (Canada)*	5,010
349,448	Wise plc (United Kingdom)*	1,712
		15,822
LEISURE PRODUCTS—1.3%
37,180	Shimano Inc. (Japan)	6,588
LIFE SCIENCES TOOLS & SERVICES—2.6%
10,584	Mettler-Toledo International Inc. (Switzerland)*	13,521
MACHINERY—8.3%
186,835	Atlas Copco AB Class A (Sweden)	8,471
47,644	Atlas Copco AB Class B (Sweden)	1,886
380,616	Epiroc AB Class B (Sweden)	6,640
7,009	Rational AG (Germany)	4,276
18,680	SMC Corp. (Japan)	9,045
COMMON STOCKS—Continued
Shares		Value
MACHINERY—Continued
658,300	Techtronic Industries Co. Ltd. (Hong Kong)	$8,787
164,287	Weir Group plc (United Kingdom)	3,158
		42,263
PERSONAL PRODUCTS—2.6%
61,440	Kao Corp. (Japan)	2,462
226,220	Shiseido Co. Ltd. (Japan)	10,694
421,107	Yatsen Holding Ltd. ADR (China)*,1	259
		13,415
PROFESSIONAL SERVICES—3.1%
153,270	Experian plc (United Kingdom)	5,293
80,712	Intertek Group plc (United Kingdom)	5,030
147,800	Recruit Holdings Co. Ltd. (Japan)	5,362
		15,685
SEMICONDUCTORS & SEMICONDUCTOR—1.2%
584,900	Longi Green Energy Technology Co. Ltd. (China)	5,933
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—7.1%
28,159	ASML Holding NV (Netherlands)	15,981
216,300	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)[1]	20,101
		36,082
SOFTWARE—2.2%
61,006	Nemetschek SE (Germany)	4,841
97,227	Xero Ltd. (New Zealand)*	6,411
		11,252
TEXTILES, APPAREL & LUXURY GOODS—8.0%
25,700	Adidas AG (Germany)	5,183
186,026	Burberry Group plc (United Kingdom)	3,671
96,593	Cie Financiere Richemont SA (Switzerland)	11,223
9,082	Kering SA (France)	4,832
1,088,900	Li Ning Co. Ltd. (Hong Kong)	8,487
11,654	LVMH Moet Hennessy Louis Vuitton SE (France)	7,542
		40,938
THRIFTS & MORTGAGE FINANCE—2.2%
399,573	Housing Development Finance Corp. Ltd. (India)*	11,514
TRADING COMPANIES & DISTRIBUTORS—1.5%
47,221	IMCD NV (Netherlands)	7,519
WIRELESS TELECOMMUNICATION SERVICES—0.8%
97,780	SoftBank Group Corp. (Japan)	4,022
TOTAL COMMON STOCKS
(Cost $431,821)		499,798

PREFERRED STOCKS—2.1%
(Cost $3,280)
HEALTH CARE EQUIPMENT & SUPPLIES—2.1%
28,230	Sartorius AG (Germany)	10,584
TOTAL INVESTMENTS—100.0%
(Cost $435,101)		510,382
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		100
TOTAL NET ASSETS—100.0%		$510,482

Harbor International Growth Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of April 30, 2022 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Africa	$—	$5,048	$—	$5,048
Europe	19,263	195,098	—	214,361
Latin America	17,487	—	—	17,487
Middle East/Central Asia	2,290	32,056	—	34,346
North America	5,010	—	—	5,010
Pacific Basin	39,876	183,670	—	223,546
Preferred Stocks
Europe	—	10,584	—	10,584
Total Investments in Securities	$83,926	$426,456	$—	$510,382
There were no Level 3 Investments as of April 30, 2022 or October 31, 2021.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*	Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.

2
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of April 30, 2022, the aggregate value of these securities was $31,022 or 6% of net assets.

The accompanying notes are an integral part of the Financial Statements.

Harbor International Small Cap Fund
Portfolio of Investments—April 30, 2022 (Unaudited)

Subadvisor: Cedar Street Asset Management LLC

REGION BREAKDOWN (% of investments)

The Fund’s Portfolio of Investments include investments denominated in foreign currencies. As of April 30, 2022, 33% of the Fund’s investments were denominated in Euro. No other foreign currency denomination comprised more than 25% of the Fund’s net assets.

Portfolio of Investments
Value and Cost in Thousands
COMMON STOCKS—95.9%
Shares		Value
AEROSPACE & DEFENSE—1.1%
23,492	Hensoldt AG (Germany)*	$654
AUTO COMPONENTS—1.2%
636,825	Johnson Electric Holdings Ltd. (Hong Kong)	723
BANKS—2.0%
575,206	Virgin Money UK plc (United Kingdom)	1,248
BEVERAGES—1.9%
438,773	C&C Group plc (Ireland)*	1,145
CAPITAL MARKETS—1.5%
548,123	TP ICAP Group plc (Jersey)	907
CHEMICALS—4.8%
45,200	KH Neochem Co. Ltd. (Japan)	855
94,594	Neo Performance Materials Inc. (Canada)	951
49,859	Victrex plc (United Kingdom)	1,137
		2,943
COMMERCIAL SERVICES & SUPPLIES—6.6%
68,538	ISS AS (Denmark)*	1,125
44,076	Loomis AB (Sweden)	1,098
198,527	Mears Group PLC (United Kingdom)	492
698,454	Serco Group plc (United Kingdom)	1,321
		4,036
CONSTRUCTION & ENGINEERING—1.3%
280,718	Maire Tecnimont SpA (Italy)	822
CONSUMER FINANCE—1.7%
14,744	Cembra Money Bank AG (Switzerland)	1,064
COMMON STOCKS—Continued
Shares		Value
CONTAINERS & PACKAGING—1.0%
39,600	BillerudKorsnas AB (Sweden)	$611
DISTRIBUTORS—2.1%
34,336	PALTAC Corp. (Japan)	1,251
DIVERSIFIED FINANCIAL SERVICES—1.5%
142,165	BFF Bank SpA (Italy)[1]	887
ELECTRICAL EQUIPMENT—1.4%
26,470	Mersen SA (France)	876
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—11.0%
64,377	Amano Corp. (Japan)	1,239
79,748	Anritsu Corp. (Japan)	1,003
75,310	Daiwabo Holdings Co. Ltd. (Japan)	974
19,149	Landis+Gyr Group AG (Switzerland)*	1,069
90,272	Optex Group Co. Ltd. (Japan)	1,188
101,520	Venture Corp. Ltd. (Singapore)	1,246
		6,719
ENERGY EQUIPMENT & SERVICES—1.9%
94,065	Technip Energies NV (France)*	1,143
FOOD & STAPLES RETAILING—1.2%
86,532	Qol Holdings Co. Ltd. (Japan)	728
FOOD PRODUCTS—7.9%
922,125	Aryzta AG (Switzerland)*	859
104,241	Elders Ltd. (Australia)	1,048
78,031	Glanbia plc (Ireland)	930

Harbor International Small Cap Fund
Portfolio of Investments—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
FOOD PRODUCTS—Continued
2,005,882	Japfa Ltd. (Singapore)	$871
35,161	Morinaga & Co. Ltd. (Japan)	1,090
		4,798
HEALTH CARE EQUIPMENT & SUPPLIES—1.2%
38,137	Ansell Ltd. (Australia)	730
HOTELS, RESTAURANTS & LEISURE—4.0%
77,810	RESORTTRUST, Inc. (Japan)	1,309
100,488	Round One Corp. (Japan)	1,119
		2,428
INDUSTRIAL CONGLOMERATES—1.3%
28,321	Indus Holding AG (Germany)	806
INSURANCE—6.8%
25,249	ASR Nederland NV (Netherlands)	1,147
84,743	Coface SA (France)	1,016
305,540	Direct Line Insurance Group plc (United Kingdom)	970
548,577	Mapfre SA (Spain)	1,001
		4,134
INTERNET & DIRECT MARKETING RETAIL—0.8%
29,279	TAKKT AG (Germany)	473
IT SERVICES—2.0%
49,656	Tietoevry OYJ (Finland)	1,246
MACHINERY—6.3%
12,466	Krones AG (Germany)	963
45,180	Nabtesco Corp. (Japan)	1,030
33,839	Norma Group SE (Germany)	835
79,289	OSG Corp. (Japan)	996
		3,824
MEDIA—5.1%
276,328	Atresmedia Corp. de Medios de Comunicacion SA (Spain)*	1,057
36,687	Criteo SA ADR (France)*,2	909
22,233	RTL Group SA (Luxembourg)	1,156
		3,122
OIL, GAS & CONSUMABLE FUELS—1.6%
842,766	Beach Energy Ltd. (Australia)	961
PAPER & FOREST PRODUCTS—2.0%
292,100	Navigator Co. SA (Portugal)	1,198
PERSONAL PRODUCTS—1.4%
122,116	Ontex Group NV (Belgium)*	846
PROFESSIONAL SERVICES—1.4%
73,496	BeNext-Yumeshin Group Co. (Japan)	846
ROAD & RAIL—1.9%
233,390	Redde Northgate plc (United Kingdom)	1,155
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.4%
18,608	Tower Semiconductor Ltd. (Israel)*	899
161,809	X-FAB Silicon Foundries SE (Belgium)*,1	1,149
		2,048
COMMON STOCKS—Continued
Shares		Value
SOFTWARE—3.2%
103,745	Computer Engineering & Consulting Ltd. (Japan)	$949
112,519	TomTom NV (Netherlands)*	972
		1,921
TEXTILES, APPAREL & LUXURY GOODS—1.9%
1,331,400	Coats Group plc (United Kingdom)	1,177
TRANSPORTATION INFRASTRUCTURE—1.5%
199,343	ENAV SpA (Italy)[1]	920
TOTAL COMMON STOCKS
(Cost $62,617)		58,390
TOTAL INVESTMENTS—95.9%
(Cost $62,617)		58,390
CASH AND OTHER ASSETS, LESS LIABILITIES—4.1%		2,478
TOTAL NET ASSETS—100.0%		$60,868

Harbor International Small Cap Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of April 30, 2022 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Europe	$1,117	$35,267	$—	$36,384
Middle East/Central Asia	899	—	—	899
North America	951	—	—	951
Pacific Basin	—	20,156	—	20,156
Total Investments in Securities	$2,967	$55,423	$—	$58,390
There were no Level 3 Investments as of April 30, 2022 or October 31, 2021.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*	Non-income producing security
1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of April 30, 2022, the aggregate value of these securities was $2,956 or 5% of net assets.

2
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.

The accompanying notes are an integral part of the Financial Statements.

Harbor Large Cap Value Fund
Portfolio of Investments—April 30, 2022 (Unaudited)

Subadvisor: Aristotle Capital Management, LLC

Sector Allocation (% of investments)

Portfolio of Investments
Value and Cost in Thousands
COMMON STOCKS—96.1%
Shares		Value
AEROSPACE & DEFENSE—2.1%
195,000	General Dynamics Corp.	$46,123
AUTO COMPONENTS—2.0%
1,786,000	Cie Generale des Etablissements Michelin SCA ADR (France)[1]	44,114
BANKS—6.9%
449,000	Commerce Bancshares Inc.	30,698
331,000	Cullen/Frost Bankers Inc.	43,788
4,540,000	Mitsubishi UFJ Financial Group Inc. ADR (Japan)[1]	26,332
302,000	PNC Financial Services Group Inc.	50,162
		150,980
BEVERAGES—4.5%
852,000	Coca-Cola Co.	55,048
181,000	Constellation Brands Inc.	44,542
		99,590
BIOTECHNOLOGY—2.4%
227,000	Amgen Inc.	52,934
CAPITAL MARKETS—4.7%
199,000	Ameriprise Financial Inc.	52,832
487,600	Blackstone Group Inc.	49,526
		102,358
CHEMICALS—7.7%
1,377,000	Corteva Inc.	79,439
266,000	Ecolab Inc.	45,045
537,000	RPM International Inc.	44,517
		169,001
CONSTRUCTION MATERIALS—2.6%
164,000	Martin Marietta Materials Inc.	58,092
CONSUMER FINANCE—2.8%
493,000	Capital One Financial Corp.	61,438
ELECTRIC UTILITIES—2.6%
786,000	Xcel Energy Inc.	57,582
COMMON STOCKS—Continued
Shares		Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—5.0%
315,000	Crown Castle International Corp.	$58,341
344,000	Equity Lifestyle Properties Inc.	26,585
144,000	Sun Communities Inc.	25,282
		110,208
FOOD PRODUCTS—2.1%
487,000	Tyson Foods Inc.	45,369
GAS UTILITIES—2.5%
480,500	Atmos Energy Corp.	54,489
HEALTH CARE EQUIPMENT & SUPPLIES—4.2%
641,000	Alcon Inc. (Switzerland)	45,645
438,000	Medtronic plc (Ireland)	45,710
		91,355
HOUSEHOLD DURABLES—5.0%
684,000	Lennar Corp. Class A	52,319
7,126	Lennar Corp. Class B	465
662,000	Sony Corp. ADR (Japan)[1]	56,965
		109,749
HOUSEHOLD PRODUCTS—2.4%
335,000	Procter & Gamble Co.	53,784
INDUSTRIAL CONGLOMERATES—2.3%
267,000	Honeywell International Inc.	51,667
INSURANCE—2.5%
446,000	Cincinnati Financial Corp	54,706
INTERACTIVE MEDIA & SERVICES—1.0%
456,500	Twitter Inc.*	22,378
IT SERVICES—0.9%
235,000	PayPal Holdings Inc.*	20,664
LIFE SCIENCES TOOLS & SERVICES—2.9%
253,000	Danaher Corp.	63,536
MACHINERY—5.9%
363,000	Oshkosh Corp.	33,556

Harbor Large Cap Value Fund
Portfolio of Investments—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
MACHINERY—Continued
204,000	Parker-Hannifin Corp.	$55,247
523,000	Xylem Inc.	42,101
		130,904
OIL, GAS & CONSUMABLE FUELS—4.3%
2,049,000	Coterra Energy Inc.	58,991
405,000	Phillips 66	35,138
		94,129
PHARMACEUTICALS—1.6%
1,422,000	Elanco Animal Health Inc.*	35,991
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—5.3%
856,000	Microchip Technology Inc.	55,811
429,000	QUALCOMM Inc.	59,927
		115,738
COMMON STOCKS—Continued
Shares		Value
SOFTWARE—9.9%
166,000	Adobe Inc.*	$65,728
211,000	ANSYS Inc.*	58,170
342,000	Microsoft Corp.	94,912
		218,810
TOTAL COMMON STOCKS
(Cost $1,567,913)		2,115,689
TOTAL INVESTMENTS—96.1%
(Cost $1,567,913)		2,115,689
CASH AND OTHER ASSETS, LESS LIABILITIES—3.9%		85,057
TOTAL NET ASSETS—100.0%		$2,200,746

FAIR VALUE MEASUREMENTS
All investments as of April 30, 2022 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1. There were no Level 3 investments as of April 30, 2022 or October 31, 2021.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*	Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.

The accompanying notes are an integral part of the Financial Statements.

Harbor Mid Cap Fund
Portfolio of Investments—April 30, 2022 (Unaudited)

Subadvisor: EARNEST Partners, LLC

Sector Allocation (% of investments)

Portfolio of Investments
Value and Cost in Thousands
COMMON STOCKS—98.8%
Shares		Value
AEROSPACE & DEFENSE—3.3%
4,374	General Dynamics Corp.	$1,035
16,895	Hexcel Corp.	918
		1,953
BANKS—1.6%
49,113	KeyCorp	948
BUILDING PRODUCTS—2.2%
24,500	Masco Corp.	1,291
CAPITAL MARKETS—7.7%
10,883	Houlihan Lokey Inc.	906
10,898	Intercontinental Exchange Inc.	1,262
13,272	Raymond James Financial Inc.	1,294
16,324	Stifel Financial Corp.	1,010
		4,472
CHEMICALS—4.8%
6,013	Albemarle Corp.	1,160
6,644	Eastman Chemical Co.	682
9,289	Scotts Miracle-Gro Co.	965
		2,807
COMMERCIAL SERVICES & SUPPLIES—4.2%
13,092	Republic Services Inc.	1,758
13,287	Stericycle Inc.*	667
		2,425
COMMUNICATIONS EQUIPMENT—1.7%
12,446	Lumentum Holdings Inc.*	1,011
CONTAINERS & PACKAGING—3.4%
5,141	Packaging Corp. of America	829
18,308	Sealed Air Corp.	1,175
		2,004
ELECTRICAL EQUIPMENT—1.6%
20,848	Sensata Technologies Holding plc (United Kingdom)	947
COMMON STOCKS—Continued
Shares		Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—4.1%
8,598	Arrow Electronics Inc.*	$1,013
9,800	Keysight Technologies Inc.*	1,375
		2,388
ENTERTAINMENT—1.7%
12,927	Activision Blizzard Inc.	977
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—4.7%
31,444	Americold Realty Trust	830
8,237	Boston Properties Inc.	969
2,781	SBA Communications Corp.	965
		2,764
FOOD & STAPLES RETAILING—1.5%
10,552	Sysco Corp.	902
HEALTH CARE EQUIPMENT & SUPPLIES—1.0%
14,084	Dentsply Sirona Inc.	563
HEALTH CARE PROVIDERS & SERVICES—2.7%
5,487	AmerisourceBergen Corp.	830
3,157	Laboratory Corp. of America Holdings	759
		1,589
HOTELS, RESTAURANTS & LEISURE—2.3%
10,206	Darden Restaurants Inc.	1,344
HOUSEHOLD DURABLES—2.2%
18,758	D.R. Horton Inc.	1,305
INSURANCE—5.4%
9,860	Reinsurance Group of America Inc.	1,058
5,720	Renaissance Holdings Ltd. (Bermuda)	821
11,980	The Progressive Corp.	1,286
		3,165
IT SERVICES—6.1%
8,012	Akamai Technologies Inc.*	900
13,648	Black Knight Inc.*	898

Harbor Mid Cap Fund
Portfolio of Investments—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
IT SERVICES—Continued
5,502	Broadridge Financial Solutions Inc.	$793
6,960	Global Payments Inc.	953
		3,544
LIFE SCIENCES TOOLS & SERVICES—5.2%
9,139	Agilent Technologies Inc.	1,090
2,000	Bio-Rad Laboratories Inc.*	1,024
12,821	Syneos Health Inc.*	937
		3,051
MACHINERY—6.0%
3,803	Cummins Inc.	720
5,697	Dover Corp.	759
4,329	Snap-on Inc.	920
9,830	Woodward Inc.	1,086
		3,485
MULTI-UTILITIES—1.5%
8,718	WEC Energy Group Inc.	872
OIL, GAS & CONSUMABLE FUELS—5.7%
26,770	Continental Resources Inc.	1,488
63,715	Coterra Energy Inc.	1,834
		3,322
PHARMACEUTICALS—1.3%
8,304	Catalent Inc.*	752
REAL ESTATE MANAGEMENT & DEVELOPMENT—2.5%
17,902	CBRE Group Inc.*	1,487
COMMON STOCKS—Continued
Shares		Value
ROAD & RAIL—1.7%
28,498	CSX Corp.	$979
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—5.2%
6,659	Applied Materials Inc.	735
10,880	Entegris Inc.	1,212
9,455	Skyworks Solutions Inc.	1,071
		3,018
SOFTWARE—3.8%
4,209	ANSYS Inc.*	1,160
3,713	Synopsys Inc.*	1,065
		2,225
SPECIALTY RETAIL—0.9%
8,840	TJX Companies Inc.	542
TRADING COMPANIES & DISTRIBUTORS—2.8%
21,103	Air Lease Corp.	850
7,305	GATX Corp.	755
		1,605
TOTAL COMMON STOCKS
(Cost $54,978)		57,737
TOTAL INVESTMENTS—98.8%
(Cost $54,978)		57,737
CASH AND OTHER ASSETS, LESS LIABILITIES—1.2%		710
TOTAL NET ASSETS—100.0%		$58,447

FAIR VALUE MEASUREMENTS
All investments as of April 30, 2022 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1. There were no Level 3 investments as of April 30, 2022 or October 31, 2021.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*	Non-income producing security
The accompanying notes are an integral part of the Financial Statements.

Harbor Mid Cap Value Fund
Portfolio of Investments—April 30, 2022 (Unaudited)

Subadvisor: LSV Asset Management

Sector Allocation (% of investments)

Portfolio of Investments
Value and Cost in Thousands
COMMON STOCKS—99.5%
Shares		Value
AEROSPACE & DEFENSE—0.9%
9,300	Huntington Ingalls Industries Inc.	$1,979
6,700	L3Harris Technologies Inc.	1,556
		3,535
AIR FREIGHT & LOGISTICS—1.0%
58,200	Atlas Air Worldwide Holdings Inc.*	4,012
AIRLINES—1.0%
39,500	Alaska Air Group Inc.*	2,148
31,500	United Airlines Holdings Inc.*	1,591
		3,739
AUTO COMPONENTS—1.6%
187,400	American Axle & Manufacturing Holdings Inc.*	1,241
58,900	BorgWarner Inc.	2,169
68,900	Goodyear Tire & Rubber Co.*	918
15,400	Lear Corp.	1,970
		6,298
AUTOMOBILES—1.2%
70,000	Harley-Davidson Inc.	2,551
26,200	THOR Industries Inc.	2,006
		4,557
BANKS—4.8%
128,200	Citizens Financial Group Inc.	5,051
73,800	Fifth Third Bancorp	2,770
171,400	KeyCorp	3,310
209,000	Regions Financial Corp.	4,330
63,300	Zions Bancorporation	3,577
		19,038
BEVERAGES—1.5%
110,500	Molson Coors Beverage Co.	5,983
BIOTECHNOLOGY—1.0%
176,100	Ironwood Pharmaceuticals Inc.*	2,113
10,504	United Therapeutics Corp.*	1,865
		3,978
COMMON STOCKS—Continued
Shares		Value
BUILDING PRODUCTS—1.1%
47,400	Owens Corning	$4,310
CAPITAL MARKETS—2.1%
14,600	Ameriprise Financial Inc.	3,876
60,800	Bank of New York Mellon Corp.	2,557
54,700	Lazard Ltd. (Bermuda)	1,793
		8,226
CHEMICALS—4.6%
27,500	Cabot Corp.	1,811
18,100	Celanese Corp.	2,660
97,400	Chemours Co.	3,221
14,300	Eastman Chemical Co.	1,468
114,500	Huntsman Corp.	3,878
52,300	Koppers Holdings Inc.	1,269
28,000	LyondellBasell Industries NV	2,969
21,500	Trinseo plc (Luxembourg)	1,020
		18,296
CONSUMER FINANCE—2.4%
117,500	Ally Financial Inc.	4,695
14,000	Discover Financial Services	1,574
186,688	Navient Corp.	2,967
		9,236
CONTAINERS & PACKAGING—3.4%
35,800	Berry Global Group Inc.*	2,017
61,100	Greif Inc.	3,708
130,100	O-I Glass Inc.*	1,754
55,200	Silgan Holdings Inc.	2,449
72,300	WestRock Co.	3,581
		13,509
DIVERSIFIED CONSUMER SERVICES—0.6%
87,800	H&R Block Inc.	2,289
DIVERSIFIED FINANCIAL SERVICES—0.7%
79,987	Banco Latinoamericano de Comercio Exterior SA (Panama)	1,159
24,300	Voya Financial Inc.	1,534
		2,693

Harbor Mid Cap Value Fund
Portfolio of Investments—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
ELECTRIC UTILITIES—0.7%
78,000	NRG Energy Inc.	$2,800
ELECTRICAL EQUIPMENT—0.8%
31,200	Atkore Inc.*	2,998
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—4.6%
38,800	Arrow Electronics Inc.*	4,573
43,100	Avnet Inc.	1,882
53,900	Jabil Inc.	3,112
50,600	Methode Electronics Inc.	2,257
40,600	Sanmina Corp.*	1,660
13,988	SYNNEX Corp.	1,400
125,800	TTM Technologies Inc.*	1,755
69,800	Vishay Intertechnology Inc.	1,300
		17,939
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—7.5%
99,400	Brandywine Realty Trust	1,160
121,600	Brixmor Property Group Inc.	3,086
240,078	Franklin Street Properties Corp.	1,239
40,900	Gaming and Leisure Properties Inc.	1,815
137,900	Hersha Hospitality Trust*	1,349
88,234	Industrial Logistics Properties Trust	1,426
55,600	Iron Mountain Inc.	2,987
114,400	Medical Properties Trust Inc.	2,104
52,750	Office Properties Income Trust	1,141
86,200	Omega Healthcare Investors Inc.	2,196
139,000	Paramount Group Inc.	1,322
138,248	Piedmont Office Realty Trust Inc.	2,226
138,200	Sabra Health Care REIT Inc.	1,614
102,411	Service Properties Trust	832
19,900	Simon Property Group Inc.	2,348
95,800	SITE Centers Corp.	1,523
82,900	Tanger Factory Outlet Centers Inc.	1,337
		29,705
FOOD & STAPLES RETAILING—3.3%
50,111	Ingles Markets Inc.	4,666
113,300	Kroger Co.	6,114
80,000	Sprouts Farmers Market Inc.*	2,384
		13,164
FOOD PRODUCTS—3.9%
37,700	Archer Daniels Midland Co.	3,377
53,600	Conagra Brands Inc.	1,872
27,600	Ingredion Inc.	2,349
11,400	JM Smucker Co.	1,561
68,100	Tyson Foods Inc.	6,344
		15,503
GAS UTILITIES—1.5%
46,700	National Fuel Gas Co.	3,275
78,200	UGI Corp.	2,682
		5,957
HEALTH CARE PROVIDERS & SERVICES—4.5%
41,800	Cardinal Health Inc.	2,427
35,100	DaVita Inc.*	3,804
6,400	Laboratory Corp. of America Holdings	1,538
24,700	McKesson Corp.	7,647
19,000	Universal Health Services Inc.	2,328
		17,744
COMMON STOCKS—Continued
Shares		Value
HOTELS, RESTAURANTS & LEISURE—0.3%
20,600	Travel + Leisure Co.	$1,143
HOUSEHOLD DURABLES—3.7%
101,478	Ethan Allen Interiors Inc.	2,409
12,900	Meritage Homes Corp.*	1,065
68,100	PulteGroup Inc.	2,844
72,600	Toll Brothers Inc.	3,366
27,300	Whirlpool Corp.	4,956
		14,640
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—1.2%
186,100	Vistra Corp.	4,656
INSURANCE—8.5%
55,600	Aflac Inc.	3,185
39,800	Allstate Corp.	5,036
13,400	American Financial Group Inc.	1,856
34,900	American International Group Inc.	2,042
21,800	First American Financial Corp.	1,271
10,600	Hanover Insurance Group Inc.	1,556
85,700	Hartford Financial Services Group Inc.	5,993
57,600	Lincoln National Corp.	3,465
129,100	Old Republic International Corp.	2,841
52,800	Principal Financial Group Inc.	3,598
75,200	Universal Insurance Holdings Inc.	944
49,300	Unum Group	1,505
		33,292
INTERNET & DIRECT MARKETING RETAIL—0.9%
68,400	eBay Inc.	3,551
IT SERVICES—1.0%
73,300	DXC Technology Co.*	2,104
117,600	Western Union Co.	1,971
		4,075
LEISURE PRODUCTS—0.8%
23,300	Brunswick Corp.	1,762
17,894	Sturm Ruger & Co. Inc.	1,219
		2,981
MACHINERY—4.6%
38,800	AGCO Corp.	4,943
100,600	Allison Transmission Holdings Inc.	3,766
17,600	Cummins Inc.	3,330
20,600	Snap-on Inc.	4,377
24,500	Timken Co.	1,412
31,900	Wabash National Corp.	457
		18,285
MEDIA—2.5%
46,469	AMC Networks Inc.*	1,516
85,200	Fox Corp.	3,054
15,600	Nexstar Media Group Inc.	2,471
79,200	TEGNA Inc.	1,747
38,800	ViacomCBS Inc.	1,130
		9,918
METALS & MINING—1.1%
22,300	Reliance Steel & Aluminum Co.	4,421

Harbor Mid Cap Value Fund
Portfolio of Investments—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITs)—0.5%
166,600	Annaly Capital Management Inc.	$1,069
74,575	MFA Financial Inc.	1,063
		2,132
MULTILINE RETAIL—1.2%
41,500	Big Lots Inc.	1,282
20,400	Kohl's Corp.	1,181
99,500	Macy's Inc.	2,405
		4,868
MULTI-UTILITIES—0.4%
55,100	MDU Resources Group Inc.	1,419
OIL, GAS & CONSUMABLE FUELS—3.3%
74,200	Devon Energy Corp.	4,316
65,800	HF Sinclair Corp.*	2,502
34,700	Marathon Petroleum Corp.	3,028
26,900	Valero Energy Corp.	2,999
		12,845
PHARMACEUTICALS—2.1%
36,100	Jazz Pharmaceuticals plc (Ireland)*	5,784
30,300	Prestige Consumer Healthcare Inc.*	1,656
93,493	Viatris Inc.	966
		8,406
PROFESSIONAL SERVICES—0.6%
27,500	ManpowerGroup Inc.	2,481
ROAD & RAIL—0.5%
26,268	Ryder System Inc.	1,836
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.8%
137,800	Amkor Technology Inc.	2,592
25,600	Diodes Inc.*	1,870
24,400	Qorvo Inc.*	2,776
		7,238
COMMON STOCKS—Continued
Shares		Value
SPECIALTY RETAIL—4.0%
31,000	Best Buy Co. Inc.	$2,788
29,600	Dick's Sporting Goods Inc.	2,854
81,800	Foot Locker Inc.	2,397
12,000	Group 1 Automotive Inc.	2,090
36,200	ODP Corp.*	1,558
36,800	Penske Automotive Group Inc.	3,857
		15,544
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—3.5%
198,500	HP Inc.	7,271
57,300	Seagate Technology Holdings plc (Ireland)	4,701
93,900	Xerox Holdings Corp.	1,634
		13,606
TEXTILES, APPAREL & LUXURY GOODS—0.2%
17,700	Capri Holdings Ltd. (Virgin Islands)*	844
THRIFTS & MORTGAGE FINANCE—1.1%
132,900	MGIC Investment Corp.	1,736
19,700	PennyMac Financial Services Inc.	956
77,000	Radian Group Inc.	1,647
		4,339
TRADING COMPANIES & DISTRIBUTORS—1.0%
65,642	Triton International Ltd. (Bermuda)	4,010
TOTAL COMMON STOCKS
(Cost $335,337)		392,039
TOTAL INVESTMENTS—99.5%
(Cost $335,337)		392,039
CASH AND OTHER ASSETS, LESS LIABILITIES—0.5%		2,128
TOTAL NET ASSETS—100.0%		$394,167

FAIR VALUE MEASUREMENTS
All investments as of April 30, 2022 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1. There were no Level 3 investments as of April 30, 2022 or October 31, 2021.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*	Non-income producing security
The accompanying notes are an integral part of the Financial Statements.

Harbor Money Market Fund
Portfolio of Investments—April 30, 2022 (Unaudited)

Subadvisor: BNP Paribas Asset Management USA, Inc.

Investment Allocation (% of investments)

Portfolio of Investments
Principal Amounts, Value and Cost in Thousands
U.S. GOVERNMENT AGENCY DEBT—40.2%†
Principal Amount		Value
	Federal Home Loan Bank Discount Notes
$6,850	0.161%—05/03/2022	$6,850
3,900	0.178%—05/06/2022	3,900
6,500	0.250%—05/09/2022	6,500
6,600	0.266%—05/11/2022	6,599
9,800	0.300%—05/18/2022	9,799
		33,648
	Federal National Mortgage Association Discount Notes
2,100	0.190%—05/04/2022	2,100
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $35,748)		35,748

U.S. TREASURY DEBT—59.9%†
	U.S. Treasury Bills
11,800	0.173%—05/12/2022	11,799
U.S. TREASURY DEBT—Continued
Principal Amount		Value
$10,000	0.214%—05/03/2022	$10,000
5,700	0.217%—05/19/2022	5,699
11,500	0.232%—05/05/2022	11,500
11,600	0.240%—05/10/2022	11,599
2,700	0.257%—05/17/2022	2,700
TOTAL U.S. TREASURY DEBT
(Cost $53,297)		53,297
TOTAL INVESTMENTS—100.1%
(Cost $89,045)		89,045
CASH AND OTHER ASSETS, LESS LIABILITIES—(0.1)%		(83)
TOTAL NET ASSETS—100.0%		$88,962

FAIR VALUE MEASUREMENTS
All investments as of April 30, 2022 (as disclosed in the preceding Portfolio of Investments) were classified as Level 2. There were no Level 3 investments as of April 30, 2022 or October 31, 2021.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

†	Coupon represents yield to maturity
The accompanying notes are an integral part of the Financial Statements.

Harbor Overseas Fund
Portfolio of Investments—April 30, 2022 (Unaudited)

Subadvisor: Acadian Asset Management LLC

REGION BREAKDOWN (% of investments)
(Excludes derivatives)

The Fund’s Portfolio of Investments include investments denominated in foreign currencies. As of April 30, 2022, there was no foreign currency denomination that comprised more than 25% of the Fund’s net assets.

Portfolio of Investments
Value and Cost in Thousands
COMMON STOCKS—96.5%
Shares		Value
AEROSPACE & DEFENSE—0.1%
533	Dassault Aviation SA (France)	$89
AIR FREIGHT & LOGISTICS—1.2%
16,673	Deutsche Post AG (Germany)	712
AUTO COMPONENTS—0.2%
28,000	Johnson Electric Holdings Ltd. (Hong Kong)	32
400	Linamar Corp. (Canada)	16
4,800	Tokai Rika Co. Ltd. (Japan)	50
		98
AUTOMOBILES—1.2%
7,392	Bayerische Motoren Werke AG (Germany)	604
21,200	Mazda Motor Corp. (Japan)	150
		754
BANKS—4.8%
165,800	Bangkok Bank PCL NVDR (Thailand)[1]	625
22,331	Bank Hapoalim BM (Israel)*	207
88,736	Bank Leumi Le-Israel BM (Israel)*	931
COMMON STOCKS—Continued
Shares		Value
BANKS—Continued
7,842	BNK Financial Group Inc. (South Korea)	$49
408	BNP Paribas Bank Polska SA (Poland)*	6
30,289	Commercial Bank of Dubai PSC (United Arab Emirates)	42
103,606	Commercial Bank PSQC (Qatar)	218
4,559	Erste Group Bank AG (Austria)	142
53,361	Faisal Islamic Bank of Egypt (Egypt)	54
13,214	Qatar National Bank QPSC (Qatar)	84
7,647	Raiffeisen Bank International AG (Austria)	87
19,197	Societe Generale SA (France)	461
		2,906
BEVERAGES—0.1%
56,842	Australian Vintage Ltd. (Australia)	28
16,198	Ginebra San Miguel Inc. (Philippines)	34
		62
BIOTECHNOLOGY—1.3%
2,184	Genmab AS (Denmark)*	768

Harbor Overseas Fund
Portfolio of Investments—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
BUILDING PRODUCTS—1.4%
10,800	BRC Asia Ltd. (Singapore)	$13
11,262	Compagnie de Saint-Gobain (France)	657
5,400	Maezawa Kasei Industries Co. Ltd. (Japan)	53
5,888	Norcros plc (United Kingdom)	18
4,400	Okabe Co. Ltd. (Japan)	22
97,898	RAS Al Khaimah Ceramics (United Arab Emirates)	74
465	Zehnder Group AG (Switzerland)	36
		873
CAPITAL MARKETS—4.9%
2,900	Alaris Equity Partners Income Unit (Canada)	42
313	Cie Financiere Tradition SA (Switzerland)	35
38,052	Deutsche Bank AG (Germany)	380
3,226	Deutsche Boerse AG (Germany)	562
5,328	Equita Group SpA (Italy)	23
2,082	Fiducian Group Ltd. (Australia)	12
361,000	Guotai Junan International Holdings Ltd. (Hong Kong)	39
69,244	Investec plc (United Kingdom)	410
4,100	IwaiCosmo Holdings Inc. (Japan)	40
131,408	Man Group plc (Jersey)	383
11,000	Marusan Securities Co. Ltd. (Japan)	42
2,296	Ratos AB NPV SER A (Sweden)	13
6,947	Schroders plc (United Kingdom)	245
2,377	Titanium OYJ (Finland)	33
43,067	UBS Group AG (Switzerland)	731
		2,990
CHEMICALS—3.0%
2,900	DAI Nippon Toryo Co. Ltd. (Japan)	18
42,387	DGL Group Ltd. (Australia)*	116
66,788	ICL Group Ltd. (Israel)	724
180,998	Incitec Pivot Ltd. (Australia)	488
2,800	Ishihara Sangyo Kaisha Ltd. (Japan)	22
574	KPX Chemical Co. Ltd. (South Korea)	25
2,800	Kyowa Leather Cloth Co. Ltd. (Japan)	14
3,426	Misr Fertilizers Production Co. SAE (Egypt)	20
2,000	Moresco Corp. (Japan)	18
5,500	Neo Performance Materials Inc. (Canada)	55
2,200	Nippon Carbide Industries Co. Inc. (Japan)*	23
3,513	NOROO Holdings Co. Ltd. (South Korea)	34
2,511	OCI NV (Netherlands)*	95
728	PCC Rokita SA (Poland)	14
21,100	PTT Global Chemical PCL NVDR (Thailand)[1]	31
600	Soken Chemical & Engineering Co. Ltd. (Japan)	8
8,119	Thrace Plastics Holding And Co. (Greece)	40
174	Wacker Chemie AG (Germany)	28
426	Yara International ASA (Norway)	22
		1,795
COMMERCIAL SERVICES & SUPPLIES—0.8%
2,100	AGS Corp. (Japan)	13
800	AJIS Co. Ltd. (Japan)	14
4,000	Azienda Bresciana Petroli Nocivelli SpA (Italy)*	15
3,173	Derichebourg SA (France)	29
340	Fursys Inc. (South Korea)	10
14,200	Kokuyo Co. Ltd. (Japan)	185
700	Pilot Corp. (Japan)	28
1,400	Pronexus Inc. (Japan)	11
5,400	Sohgo Security Services Co. Ltd. (Japan)	150
		455
CONSTRUCTION & ENGINEERING—0.3%
122,000	Analogue Holdings Ltd. (Hong Kong)	27
COMMON STOCKS—Continued
Shares		Value
CONSTRUCTION & ENGINEERING—Continued
24,388	Boustead Singapore Ltd. (Singapore)	$17
305	Burkhalter Holding AG (Switzerland)	24
2,000	Hokuriku Electrical Construction Co. Ltd. (Japan)	12
197,200	Naim Holdings BHD (Malaysia)*	25
3,722	Orascom Construction plc (United Arab Emirates)	16
2,600	Yamato Corp. (Japan)	15
1,500	Yondenko Corp. (Japan)	20
		156
CONSTRUCTION MATERIALS—0.1%
14,211	Breedon Group plc (United Kingdom)*	14
12,394	Qatar National Cement Co. QPSC (Qatar)	17
19,932	Steppe Cement Ltd. (Malaysia)*	9
29,705	Wagners Holding Co. Ltd. (Australia)*	28
		68
CONSUMER FINANCE—0.2%
14,100	AEON Financial Service Co. Ltd. (Japan)	130
CONTAINERS & PACKAGING—0.2%
39,400	Hanwell Holdings Ltd. (Singapore)*	11
28,882	Mpact Ltd. (South Africa)*	59
11,718	Orora Ltd. (Australia)	33
7,533	Pro-Pac Packaging Ltd. (Australia)	8
		111
DISTRIBUTORS—0.1%
4,194	Inchcape plc (United Kingdom)	38
1,800	Uni-Select Inc. (Canada)*	42
		80
DIVERSIFIED CONSUMER SERVICES—0.2%
3,830	JLS Co. Ltd. (South Korea)	23
22,700	JP-Holdings Inc. (Japan)	37
4,500	Meiko Network Japan Co. Ltd. (Japan)	20
7,627	Shine Justice Ltd. (Australia)	6
3,700	Tear Corp. (Japan)	13
		99
DIVERSIFIED FINANCIAL SERVICES—0.4%
851	Exor NV (Italy)	59
4,627	Kinnevik AB (Sweden)*	91
142,000	Pacific Century Regional Developments Ltd. (Singapore)	45
17,600	UOB-Kay Hian Holdings Ltd. (Singapore)	21
		216
DIVERSIFIED TELECOMMUNICATION SERVICES—1.4%
4,273	B Communications Ltd. (Israel)*	18
6,185	KT Corp. (South Korea)	174
604	Magyar Telekom Telecommunications plc ADR (Hungary)[1]	3
22,900	Nippon Telegraph & Telephone Corp. (Japan)	675
122	Telefonica SA (Spain)*	1
		871
ELECTRIC UTILITIES—0.8%
28,066	Fortum OYJ (Finland)	467
ELECTRICAL EQUIPMENT—1.1%
1,000	Mirai Industry Co. Ltd. (Japan)	11
42,900	Mitsubishi Electric Corp. (Japan)	449
562	Somfy SA (France)	75
2,200	Takaoka Toko Co. Ltd. (Japan)*	27

Harbor Overseas Fund
Portfolio of Investments—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
ELECTRICAL EQUIPMENT—Continued
360,000	Time Interconnect Technology Ltd. (Hong Kong)	$66
51,000	Xingye Alloy Materials Group Ltd. (Hong Kong)*	8
5,546	Zumtobel Group AG (Austria)	40
		676
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.7%
3,400	Celestica Inc. (Canada)*	38
77,905	Datatec Ltd. (South Africa)*	193
10,065	Eroad Ltd. (New Zealand)*	20
6,235	Hon Hai Precision Industry Co. Ltd. GDR (Taiwan)[1]	42
320	Nedap NV (Netherlands)	21
2,700	Nihon Denkei Co. Ltd. (Japan)	27
3,800	Osaki Electric Co. Ltd. (Japan)	14
12,592	Rakon Ltd. (New Zealand)*	14
39	Schaffner Holding AG (Switzerland)	13
2,700	Sigma Koki Co. Ltd. (Japan)	31
1,100	SMK Corp. (Japan)	18
2,000	Sun-Wa Technos Corp. (Japan)	21
		452
ENERGY EQUIPMENT & SERVICES—0.2%
149,000	Hilong Holding Ltd. (Hong Kong)*	11
3,900	Pason Systems Inc. (Canada)	49
9,000	PHX Energy Services Corp. (Canada)	49
		109
ENTERTAINMENT—0.0%
46,000	IGG Inc. (Singapore)	19
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—0.3%
3,700	Boardwalk Real Estate Investment Trust (Canada)	162
FOOD & STAPLES RETAILING—0.9%
2,000	Axial Retailing Inc. (Japan)	52
24,397	GrainCorp Ltd. (Australia)	176
15,423	Grupo Comercial Chedraui SA de CV (Mexico)	39
336	Hawesko Holding AG (Germany)	18
4,247	Kesko OYJ Class B (Finland)	107
2,600	Okuwa Co. Ltd. (Japan)	18
4,600	The North West Co. Inc. (Canada)	128
		538
FOOD PRODUCTS—2.1%
33,000	Cocoaland Holdings BHD (Malaysia)	9
39,400	Delfi Ltd. (Singapore)	22
121	Dongwon Industries Co. Ltd. (South Korea)	24
18,055	Finsbury Food Group plc (United Kingdom)	16
42,200	Hap Seng Plantations Holdings BHD (Malaysia)	32
2,757	Industrial Milk Co. (Luxembourg)	11
39,600	Innoprise Plantations BHD (Malaysia)*	19
86,900	JBS SA (Brazil)	665
39,800	Kim Loong Resources BHD (Malaysia)	19
11,000	Kuala Lumpur Kepong BHD (Malaysia)	75
305	LOTTE Confectionery Co. Ltd. (South Korea)	30
143	LOTTE Food Co. Ltd. (South Korea)	39
900	Maeil Holdings Co. Ltd. (South Korea)	8
823	Nestlé SA (Switzerland)	106
119	Neto ME Holdings Ltd. (Israel)	9
6,397	PGG Wrightson Ltd. (New Zealand)*	17
376,800	PT Salim Ivomas Pratama TBK (Indonesia)	13
12,189	RCL Foods Ltd. (South Africa)	9
27,953	Ridley Corp. Ltd. (Australia)	33
1,562	Sajodaerim Corp. (South Korea)	40
COMMON STOCKS—Continued
Shares		Value
FOOD PRODUCTS—Continued
103,800	Sarawak Plantation BHD (Malaysia)	$74
6,284	Seeka Ltd. (New Zealand)	21
		1,291
GAS UTILITIES—0.1%
4,400	Hiroshima Gas Co. Ltd. (Japan)	11
351	Samchully Co. Ltd. (South Korea)	32
		43
HEALTH CARE EQUIPMENT & SUPPLIES—3.4%
2,812	Carl Zeiss Meditec AG (Germany)	353
763	Demant AS (Denmark)*	34
1,100	Fukuda Denshi Co. Ltd. (Japan)	63
11,156	Getinge AB Class B (Sweden)	323
1,296	Inmode Ltd. (Israel)*	33
924	Ion Beam Applications (Belgium)	15
36	Paul Hartmann AG (Germany)	12
2,102	Sonova Holding AG (Switzerland)	758
4,100	Straumann Holding AG (Switzerland)	483
2,969	Viemed Healthcare Inc. (Canada)*	15
		2,089
HEALTH CARE PROVIDERS & SERVICES—0.5%
494	Ilex Medical Ltd. (Israel)	20
60,000	Ladprao General Hospital NVDR (Thailand)[1]	10
6,322	Oriola Corp. Class A (Finland)	13
951	Oriola OYJ (Finland)	2
63,000	Ratchaphruek Hospital PCL NVDR (Thailand)[1]	12
9,970	Sonic Healthcare Ltd. (Australia)	258
		315
HOTELS, RESTAURANTS & LEISURE—0.1%
33,800	Berjaya Food BHD (Malaysia)	30
83,100	Jaya Bersama Indo TBK PT (Indonesia)*	1[x]
50,200	Kimly Ltd. (Singapore)	14
		45
HOUSEHOLD DURABLES—0.1%
849	Decora SA (Poland)	7
5	Dom Development SA (Poland)*	—
1,479	Nikon Corp. (Japan)	16
600	Panasonic Manufacturing Malaysia BHD (Malaysia)	4
698	Surteco Group SE (Germany)	22
12,780	Toya SA (Poland)	17
		66
HOUSEHOLD PRODUCTS—0.0%
17,202	McBride plc (United Kingdom)*	8
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—0.4%
6,226	RWE AG (Germany)	259
INDUSTRIAL CONGLOMERATES—0.0%
2,561	Industries Qatar QSC (Qatar)	13
14,034	Qatar Industrial Manufacturing Co QSC (Qatar)	12
		25
INSURANCE—4.8%
11,400	Allianz Malaysia BHD (Malaysia)	33
39,900	Dai-ichi Life Holdings Inc. (Japan)	799
2,436	European Reliance General Insurance Co. SA (Greece)*	19
6,000	Japan Post Insurance Co. Ltd. (Japan)	97
10,430	NN Group NV (Netherlands)	511

Harbor Overseas Fund
Portfolio of Investments—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
INSURANCE—Continued
4,900	Sompo Holdings Inc. (Japan)	$200
18,400	T&D Holdings Inc. (Japan)	237
18,500	Tokio Marine Holdings Inc. (Japan)	1,000
		2,896
INTERNET & DIRECT MARKETING RETAIL—0.0%
11,000	Hai-O Enterprise BHD (Malaysia)*	4
IT SERVICES—1.9%
800	CDS Co. Ltd. (Japan)	11
819	Comarch SA (Poland)	32
34,384	Computershare Ltd. (Australia)	606
4,200	Core Corp. (Japan)	46
266	Digia OYJ (Finland)	2
2,800	Fujitsu Ltd. (Japan)	423
1,300	Himacs Ltd. (Japan)	13
1,800	I-NET Corp. (Japan)	17
1,500	VINX Corp. (Japan)	14
700	Zuken Inc. (Japan)	16
		1,180
LEISURE PRODUCTS—0.3%
1,500	Sankyo Co. Ltd. (Japan)	43
3,600	TOMY Co. Ltd. (Japan)	34
707	Trigano SA (France)	91
		168
LIFE SCIENCES TOOLS & SERVICES—1.7%
6,472	Eurofins Scientific SE (France)	602
1,305	Sartorius Stedim Biotech (France)	427
		1,029
MACHINERY—1.8%
9,100	Aalberts NV (Netherlands)	442
3,623	Andritz AG (Austria)	154
11,508	CNH Industrial NV (Italy)	163
7,300	Daihatsu Diesel Manufacturing Co Ltd. (Japan)	28
268	Exel Industries (France)	19
69,237	Famur SA (Poland)*	44
3,300	Freund Corp. (Japan)	19
54	Groupe Gorge SA (France)*	1
7,500	Hino Motors Ltd. (Japan)*	39
1,300	Nichias Corp. (Japan)	23
8,800	Nippon Thompson Co. Ltd. (Japan)	34
371	Palfinger AG (Austria)	9
81	Prodways Group SA (France)*	—
600	Rix Corp. (Japan)	8
10,609	Skellerup Holdings Ltd. (New Zealand)	39
2,200	Tokyo Keiki Inc. (Japan)	19
2,600	Torishima Pump Manufacturing Co. Ltd. (Japan)	26
3,000	Toyo Machinery & Metal Co. Ltd. (Japan)	14
		1,081
MARINE—3.8%
238	AP Moller - Maersk AS (Denmark)	689
2,647	Kuehne + Nagel International AG (Switzerland)	741
1,100	Nippon Concept Corp. (Japan)	12
167,000	Samudera Shipping Line Ltd. (Singapore)*	120
115,000	SITC International Holdings Co. Ltd. (Hong Kong)	382
2,303	Western Bulk Chartering AS (Norway)*	11
1,724	Wilson ASA (Norway)	12
6,388	ZIM Integrated Shipping Services Ltd. (Israel)	355
		2,322
COMMON STOCKS—Continued
Shares		Value
MEDIA—1.2%
4,842	Bloomsbury Publishing plc (United Kingdom)	$24
4,472	Corus Entertainment Inc. (Canada)	15
1,900	FAN Communications Inc. (Japan)	6
85	GTN Ltd. (Australia)*	—
2,451	HighCo SA (France)	14
53,310	NZME Ltd. (New Zealand)	49
302,000	Pico Far East Holdings Ltd. (Hong Kong)	45
6,600	Proto Corp. (Japan)	52
33,805	PRT Co. Ltd. (Australia)*	—
8,968	Publicis Groupe SA (France)	539
		744
METALS & MINING—8.8%
1,215	Alumetal SA (Poland)	19
18,541	Anglo American plc (United Kingdom)	821
3,063	Antofagasta plc (United Kingdom)	59
1,111	ArcelorMittal SA (Luxembourg)	33
22,947	Base Resources Ltd. (Australia)	5
20,047	BHP Group Ltd. (Australia)	670
35,373	Boryszew SA (Poland)*	32
15,200	Capstone Copper Corp. (Canada)*	69
17,744	Gem Diamonds Ltd. (United Kingdom)	13
140,009	Glencore plc (United Kingdom)*	863
93,363	Iluka Resources Ltd. (Australia)	731
21,431	Imdex Ltd. (Australia)	38
79,862	Lynas Rare Earths Ltd. (Australia)*	501
26,518	MACA Ltd. (Australia)	15
28,149	Norsk Hydro ASA (Norway)	236
65,653	Perseus Mining Ltd. (Australia)	91
75,473	PT Petrosea TBK (Indonesia)	15
218,648	South32 Ltd. (Australia)	728
140	Stalprodukt SA (Poland)	11
9,600	Stelco Holdings Inc. (Canada)	351
5,500	Tree Island Steel Ltd. (Canada)	20
143,000	Xiwang Special Steel Co. Ltd. (Hong Kong)*	5
1,873	Zimplats Holdings Ltd. (Australia)	40
		5,366
OIL, GAS & CONSUMABLE FUELS—10.0%
250,300	ABM Investama TBK PT (Indonesia)*	47
10,400	Bayan Resources TBK PT (Indonesia)	30
33,000	Baytex Energy Corp. (Canada)*	169
14,300	Birchcliff Energy Ltd. (Canada)	105
21,270	BP plc ADR (United Kingdom)[1]	611
214,500	Bukit Asam TBK PT (Indonesia)*	56
2,300	Canadian Natural Resources Ltd. (Canada)	142
13,600	CES Energy Solutions Corp. (Canada)	28
37,900	Crescent Point Energy Corp. (Canada)	263
7,000	Crew Energy Inc. (Canada)*	27
67,210	Eni SpA (Italy)	939
26,800	Equinor ASA (Norway)	906
26,200	Gear Energy Ltd. (Canada)*	30
3,453	Hargreaves Services plc (United Kingdom)	26
344,350	Horizon Oil Ltd. (Australia)*	31
18,000	Kelt Exploration Ltd. (Canada)*	93
6,820	Lubelski Wegiel Bogdanka SA (Poland)*	82
14,400	MEG Energy Corp. (Canada)*	216
4,409	New Hope Corp. Ltd. (Australia)	11
6,593	New Zealand Refining Co. Ltd. (New Zealand)*	5
10,529	OMV AG (Austria)	538
8,400	Parex Resources Inc. (Canada)	164
114,000	PetroChina Co. Ltd. (China)	54
3,079	Petroleo Brasileiro SA ADR (Brazil)*,1	42

Harbor Overseas Fund
Portfolio of Investments—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
OIL, GAS & CONSUMABLE FUELS—Continued
33,000	Pine Cliff Energy Ltd. (Canada)*	$40
182,800	PT Indika Energy TBK (Indonesia)*	33
52,200	PT Prima Andalan Mandiri TBK (Indonesia)*	25
29,600	PT United Tractors TBK (Indonesia)	62
13,900	Tourmaline Oil Corp. (Canada)	716
27,443	Woodside Petroleum Ltd. (Australia)	597
		6,088
PAPER & FOREST PRODUCTS—0.7%
15,838	Arctic Paper SA (Poland)*	40
2,600	Daiken Corp. (Japan)	42
1,311	Midway Ltd. (Australia)*	1
7,200	Mitsubishi Paper Mills Ltd. (Japan)	17
15,472	Stora Enso OYJ (Finland)	304
25,869	Western Forest Products Inc. (Canada)	42
		446
PERSONAL PRODUCTS—0.1%
7,200	Pola Orbis Holdings Inc. (Japan)	83
PHARMACEUTICALS—13.0%
1,341	Bayer AG (Germany)	88
500	Eisai Co. Ltd. (Japan)	22
35,885	GlaxoSmithKline plc (United Kingdom)	809
14,414	GlaxoSmithKline plc ADR (United Kingdom)[1]	653
1,575	Hikma Pharmaceuticals plc (United Kingdom)	37
1,436	Ipsen SA (France)	149
4,641	Merck KGaA (Germany)	861
3,739	Novartis AG (Switzerland)	330
13,173	Novo Nordisk AS (Denmark)	1,505
284	Orion OYJ Class A (Finland)	12
9,000	Otsuka Holdings Co. Ltd. (Japan)	302
18,448	Recordati Industria Chimica E Farmaceutica SpA (Italy)	889
5,774	Roche Holding AG (Switzerland)	2,141
5,600	Seikagaku Corp. (Japan)	36
701	Vetoquinol SA (France)	91
		7,925
PROFESSIONAL SERVICES—2.7%
600	Abist Co. Ltd. (Japan)	13
3,529	Brunel International NV (Netherlands)	41
1,745	Impellam Group plc (United Kingdom)*	10
1,100	Jac Recruitment Co. Ltd. (Japan)	15
2,723	Kelly Partners Group Holdings Ltd. (Australia)	10
12,621	Poolia AB (Sweden)	22
14,000	Recruit Holdings Co. Ltd. (Japan)	508
1,600	Sigmaxyz Holdings Inc. (Japan)*	13
5,500	Space Co. Ltd. (Japan)	38
9,715	Wolters Kluwer NV (Netherlands)	981
		1,651
REAL ESTATE MANAGEMENT & DEVELOPMENT—1.7%
3,909	Almogim Holdings Ltd. (Israel)*	10
7,700	Daito Trust Construction Co. Ltd. (Japan)	742
6,500	Daiwa House Industry Co. Ltd. (Japan)	156
23,367	Emaar Development Pjsc (United Arab Emirates)*	33
116,681	Ever Reach Group Holdings Co. Ltd. (Hong Kong)	12
998	K Wah International Holdings Ltd. (Hong Kong)	—
75,300	KSL Holdings BHD (Malaysia)*	14
100	Mainstreet Equity Corp. (Canada)*	9
2,077	Melcor Developments Ltd. (Canada)	25
COMMON STOCKS—Continued
Shares		Value
REAL ESTATE MANAGEMENT & DEVELOPMENT—Continued
20,963	Modern Land China Co. Ltd. (Hong Kong)	$—[x]
34,700	Propnex Ltd. (Singapore)	45
		1,046
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.4%
62	ASML Holding NV (Netherlands)	35
5,162	BE Semiconductor Industries NV (Netherlands)	315
700	MegaChips Corp. (Japan)	18
100	SCREEN Holdings Co. Ltd. (Japan)	8
10,572	STMicroelectronics NV New York Registry Shares (France)	391
2,600	Thine Electronics Inc. (Japan)	15
1,500	Tokyo Seimitsu Co. Ltd. (Japan)	51
		833
SOFTWARE—2.2%
1,138	Atlassian Corp. plc (Australia)*	256
4,983	Check Point Software Technologies Ltd. (Israel)*	629
7,926	Gentrack Group Ltd. (New Zealand)*	9
2,700	Intelligent Wave Inc. (Japan)	12
5,400	ISB Corp. (Japan)	45
600	NTT Data Intramart Corp. (Japan)	8
1,953	Objective Corp. Ltd. (Australia)	23
5,096	ReadyTech Holdings Ltd. (Australia)*	12
38,155	Sage Group plc (United Kingdom)	350
1,801	Telcoware Co. Ltd. (South Korea)	15
		1,359
SPECIALTY RETAIL—0.8%
3,200	Aoyama Trading Co. Ltd. (Japan)	16
5,300	Aritzia Inc. (Canada)*	189
6,743	Autosports Group Ltd. (Australia)	10
1,100	BMTC Group Inc. (Canada)	13
3,499	Briscoe Group Ltd. (New Zealand)	13
10,315	Carasso Motors Ltd. (Israel)	67
441	Castro Model Ltd. (Israel)*	14
888	Delta Israel Brands Ltd. (Israel)	19
3,391	Frasers Group plc (United Kingdom)*	29
1,700	Fuji Corp. (Japan)	15
1,100	Himaraya Co. Ltd. (Japan)	8
21,889	Luk Fook Holdings International Ltd. (Hong Kong)	50
6,986	Naturhouse Health SAU (Spain)*	13
70	Samse SA (France)	16
		472
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—2.7%
5,300	Brother Industries Ltd. (Japan)	92
29,300	Canon Inc. (Japan)	674
1,712	EVS Broadcast Equipment SA (Belgium)	38
7,710	Gefran SpA (Italy)	76
4,600	Maxell Ltd. (Japan)*	41
22,000	Ricoh Co. Ltd. (Japan)	161
38,000	Seiko Epson Corp. (Japan)	535
		1,617
TEXTILES, APPAREL & LUXURY GOODS—1.1%
2,713	Burberry Group plc (United Kingdom)	54
2,075	Cie Financiere Richemont SA (Switzerland)	241
1,000	Fujibo Holdings Inc. (Japan)	25
94,100	MC Group PCL NVDR (Thailand)[1]	25
1,621	Pandora AS (Denmark)	142
600	Rhythm Co. Ltd. (Japan)	8
42,600	Sabina PCL NVDR (Thailand)[1]	29

Harbor Overseas Fund
Portfolio of Investments—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
TEXTILES, APPAREL & LUXURY GOODS—Continued
55	Swatch Group AG (Switzerland)	$14
34,500	Texhong Textile Group Ltd. (Hong Kong)	41
32,300	Unitika Ltd. (Japan)*	70
836	Van de Velde NV (Belgium)	34
		683
TRADING COMPANIES & DISTRIBUTORS—2.0%
80,000	Apac Resources Ltd. (Hong Kong)	13
956	Ferguson plc (United Kingdom)	120
38,601	Ferreycorp SAA (Peru)	24
9,000	Finning International Inc. (Canada)	253
2,900	Gecoss Corp. (Japan)	17
6,986	Howden Joinery Group plc (United Kingdom)	66
2,349	Jacquet Metals SA (France)	51
2,200	Kanaden Corp. (Japan)	16
4,900	Kanematsu Corp. (Japan)	51
800	Nanyo Corp. (Japan)	11
900	NICE Corp. (Japan)	13
2,300	Parker Corp (Japan)	9
479	Rexel SA (France)	10
1,165	Sanistal AS (Denmark)*	11
4,007	TIM SA (Poland)*	33
34,959	Travis Perkins plc (United Kingdom)	533
		1,231
TRANSPORTATION INFRASTRUCTURE—1.1%
1,087	Grindrod Shipping Holdings Ltd. (Singapore)	28
21,500	Orient Overseas International Ltd. (Hong Kong)	593
91,000	Qilu Expressway Co. Ltd. (China)	29
6,580	Stalexport Autostrady SA (Poland)	5
		655
WATER UTILITIES—0.0%
59,200	Taliworks Corp. BHD (Malaysia)	12
WIRELESS TELECOMMUNICATION SERVICES—0.1%
1,700	Okinawa Cellular Telephone Co. (Japan)	65
TOTAL COMMON STOCKS
(Cost $58,782)		58,753

PREFERRED STOCKS—2.1%
Shares		Value
AUTO COMPONENTS—0.1%
6,114	Schaeffler AG (Germany)	$33
AUTOMOBILES—0.9%
3,487	Volkswagen AG (Germany)	540
CHEMICALS—0.3%
24,700	Braskem SA (Brazil)*	201
HOUSEHOLD DURABLES—0.5%
6,335	LG Electronics Inc. (South Korea)	290
MACHINERY—0.1%
220	Jungheinrich AG (Germany)	5
173	KSB SE & Co. KGaA (Germany)	70
		75
OIL, GAS & CONSUMABLE FUELS—0.2%
18,800	Petroleo Brasileiro SA (Brazil)*	115
TOTAL PREFERRED STOCKS
(Cost $1,204)		1,254
TOTAL INVESTMENTS—98.6%
(Cost $59,986)		60,007
CASH AND OTHER ASSETS, LESS LIABILITIES—1.4%		876
TOTAL NET ASSETS—100.0%		$60,883

RIGHTS/WARRANTS
Description	No. of Contracts	Strike Price	Expiration Date	Cost (000s)	Value (000s)
BP Plastics Holding BHD (Malaysia)	2,040	MYR 2.45	12/14/2026	$ —	$—

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of April 30, 2022 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Investments in Securities
Common Stocks
Africa	$—	$335	$—	$335

Harbor Overseas Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS—Continued
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Europe	$1,278	$30,044	$—	$31,323
Latin America	770	—	—	770
Middle East/Central Asia	1,017	2,528	—	3,545
North America	3,574	—	—	3,575
Pacific Basin	256	18,950	1	19,205
Preferred Stocks
Europe	—	648	—	648
Latin America	316	—	—	316
Pacific Basin	—	290	—	290
Total Investments in Securities	$7,211	$52,795	$1	$60,007
Financial Derivative Instruments - Assets
Rights/Warrants	$—	$—	$—	$—
Total Investments	$7,211	$52,795	$1	$60,007
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.
The following is a rollforward of the Fund’s Level 3 investments during the period ended April 30, 2022.
Valuation Description	Beginning Balance as of 11/01/2021 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 04/30/2022 (000s)	Unrealized Gain/(Loss) as of 04/30/2022 (000s)
Common Stocks	$2	$—	$—	$—	$—	$(1)	$—	$—	$1	$(12)
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.
Valuation Descriptions	Ending Balance as of 04/30/2022 (000s)	Valuation Technique	Unobservable Input(s)	Input Value(s)
Investments in Securities
Common Stocks
Jaya Bersama Indo TBK PT (Indonesia)*	$ 1	Market Approach	Last Traded Price	IDR 176.00
Modern Land China Co. Ltd. (Hong Kong)	—	Market Approach	Last Traded Price	HKD 0.11
$1

x	Fair valued in accordance with Harbor Funds' Valuation Procedures.
*	Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.

HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
MYR	Malaysian Ringgit
The accompanying notes are an integral part of the Financial Statements.

Harbor Small Cap Growth Fund
Portfolio of Investments—April 30, 2022 (Unaudited)

Subadvisor: Westfield Capital Management Company, L.P.

Sector Allocation (% of investments)

Portfolio of Investments
Value and Cost in Thousands
COMMON STOCKS—97.9%
Shares		Value
AEROSPACE & DEFENSE—1.8%
299,906	Hexcel Corp.	$16,303
BANKS—2.0%
117,500	East West Bancorp Inc.	8,378
78,727	Silvergate Capital Corp.*	9,208
		17,586
BIOTECHNOLOGY—9.3%
339,271	Alkermes plc (Ireland)*	9,788
163,070	Ascendis Pharma A/S ADR (Denmark)*,1	14,883
234,306	Blueprint Medicines Corp.*	13,672
284,914	Fate Therapeutics Inc.*	8,137
1,760,079	Ironwood Pharmaceuticals Inc.*	21,121
329,273	Rocket Pharmaceuticals Inc.*	3,385
446,738	Turning Point Therapeutics Inc.*	13,152
		84,138
BUILDING PRODUCTS—2.4%
215,555	Advanced Drainage Systems Inc.	22,086
CAPITAL MARKETS—0.9%
318,030	StepStone Group Inc.	8,148
CHEMICALS—3.0%
310,530	Avient Corp.	15,290
451,740	Axalta Coating Systems Ltd. (Bermuda)*	11,461
		26,751
COMMERCIAL SERVICES & SUPPLIES—0.7%
520,404	CoreCivic Inc.*	6,469
CONSTRUCTION & ENGINEERING—2.0%
504,849	Willscot Mobile Mini Holdings Corp.*	17,720
CONTAINERS & PACKAGING—0.9%
544,829	Ranpak Holdings Corp.*	8,216
ELECTRICAL EQUIPMENT—5.4%
311,780	Atkore Inc.*	29,962
168,699	Encore Wire Corp.	19,031
		48,993
COMMON STOCKS—Continued
Shares		Value
ENTERTAINMENT—2.5%
586,069	Endeavor Group Holdings Inc.*	$13,333
125,590	Madison Square Garden Entertainment Corp*	9,200
		22,533
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—7.0%
549,210	American Assets Trust Inc.	20,101
107,582	PS Business Parks Inc.	20,139
433,620	Spirit Realty Capital Inc.	18,841
177,416	UMH Properties Inc.	4,173
		63,254
HEALTH CARE EQUIPMENT & SUPPLIES—4.5%
262,730	Haemonetics Corp.*	13,312
54,360	Inspire Medical Systems Inc.*	11,185
163,700	Tandem Diabetes Care Inc.*	15,794
		40,291
HEALTH CARE PROVIDERS & SERVICES—5.2%
144,954	Amedisys Inc.*	18,503
950,957	Option Care Health Inc.*	28,415
		46,918
HOTELS, RESTAURANTS & LEISURE—5.2%
98,720	Churchill Downs Inc.	20,034
2,041,318	Playa Hotels & Resorts NV (Netherlands)*	19,270
78,096	Wingstop Inc.	7,166
		46,470
HOUSEHOLD DURABLES—1.6%
78,730	TopBuild Corp.*	14,261
INSURANCE—2.5%
464,855	BRP Group Inc.*	10,748
210,565	Palomar Holdings Inc.*	11,465
		22,213
IT SERVICES—5.7%
387,378	Flywire Corp.*	11,819
722,275	Repay Holdings Corp.*	9,664

Harbor Small Cap Growth Fund
Portfolio of Investments—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
IT SERVICES—Continued
301,780	Shift4 Payments Inc.*	$15,831
176,198	WNS Holdings Ltd. ADR (India)*,1	13,809
		51,123
LEISURE PRODUCTS—1.3%
142,243	BRP Inc. (Canada)	11,526
LIFE SCIENCES TOOLS & SERVICES—1.4%
24,621	Bio-Rad Laboratories Inc.*	12,607
MACHINERY—4.8%
57,480	Chart Industries Inc.*	9,704
212,434	ITT Inc.	14,917
139,960	Lincoln Electric Holdings Inc.	18,857
		43,478
OIL, GAS & CONSUMABLE FUELS—2.4%
316,780	PDC Energy Inc.	22,092
PHARMACEUTICALS—4.1%
1,374,572	Innoviva Inc.*	23,450
184,321	Pacira BioSciences Inc.*	13,745
		37,195
ROAD & RAIL—1.8%
80,910	Saia Inc.*	16,664
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—7.6%
198,690	Azenta Inc.	14,894
118,092	MKS Instruments Inc.	13,460
189,313	Semtech Corp.*	11,283
COMMON STOCKS—Continued
Shares		Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—Continued
200,563	Silicon Motion Technology Corp. ADR (Taiwan)[1]	$15,229
29,318	SiTime Corp.*	4,942
371,135	SMART Global Holdings Inc.*	8,410
		68,218
SOFTWARE—7.0%
133,710	Blackline Inc.*	8,965
308,650	Braze Inc.*	12,405
852,859	Samsara Inc.*	10,524
413,620	Smartsheet Inc.*	19,990
116,838	Workiva Inc.*	11,276
		63,160
SPECIALTY RETAIL—3.5%
89,350	Five Below Inc.*	14,037
470,485	National Vision Holdings Inc.*	17,714
		31,751
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—1.4%
367,383	NCR Corp.*	12,869
TOTAL COMMON STOCKS
(Cost $877,841)		883,033
TOTAL INVESTMENTS—97.9%
(Cost $877,841)		883,033
CASH AND OTHER ASSETS, LESS LIABILITIES—2.1%		18,784
TOTAL NET ASSETS—100.0%		$901,817

FAIR VALUE MEASUREMENTS
All investments as of April 30, 2022 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1. There were no Level 3 investments as of April 30, 2022 or October 31, 2021.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*	Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.

The accompanying notes are an integral part of the Financial Statements.

Harbor Small Cap Value Fund
Portfolio of Investments—April 30, 2022 (Unaudited)

Subadvisor: EARNEST Partners LLC

Sector Allocation (% of investments)

Portfolio of Investments
Value and Cost in Thousands
COMMON STOCKS—98.7%
Shares		Value
AEROSPACE & DEFENSE—9.0%
773,722	AAR Corp.*	$36,350
838,397	Hexcel Corp.	45,575
379,741	Moog Inc.	30,330
1,013,434	Parsons Corp.*	37,426
94,342	Teledyne Technologies Inc.*	40,713
		190,394
BANKS—8.7%
719,135	Enterprise Financial Services Corp.	31,764
840,770	First Merchants Corp.	32,950
701,928	Heartland Financial USA Inc.	30,723
499,597	South State Corp.	38,689
709,641	Trustmark Corp.	19,785
889,425	United Bankshares Inc.	29,582
		183,493
BIOTECHNOLOGY—2.0%
563,085	Emergent BioSolutions Inc.*	18,233
1,193,811	Myriad Genetics Inc.*	24,473
		42,706
CAPITAL MARKETS—6.6%
723,288	Houlihan Lokey Inc.	60,243
482,390	Raymond James Financial Inc.	47,014
532,231	Stifel Financial Corp.	32,918
		140,175
CHEMICALS—3.4%
616,486	Cabot Corp.	40,596
307,353	Scotts Miracle-Gro Co.	31,943
		72,539
COMMERCIAL SERVICES & SUPPLIES—4.8%
927,399	Casella Waste Systems Inc.*	76,269
2,130,109	Steelcase Inc.	24,986
		101,255
CONSUMER FINANCE—1.4%
374,995	FirstCash Holdings Inc.	29,917
COMMON STOCKS—Continued
Shares		Value
ELECTRICAL EQUIPMENT—1.4%
456,283	EnerSys	$29,868
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—6.5%
175,631	Littelfuse Inc.	40,263
544,711	Methode Electronics Inc.	24,300
405,848	Plexus Corp.*	32,930
966,559	Sanmina Corp.*	39,523
		137,016
ENERGY EQUIPMENT & SERVICES—0.9%
339,987	Core Laboratories NV (Netherlands)	8,840
471,710	DMC Global Inc.*	9,429
		18,269
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—5.1%
1,173,043	Corporate Office Properties Trust	31,308
1,540,324	Pebblebrook Hotel Trust	37,615
1,052,001	STAG Industrial Inc.	39,261
		108,184
FOOD PRODUCTS—3.6%
1,022,927	Darling Ingredients Inc.*	75,073
HEALTH CARE EQUIPMENT & SUPPLIES—3.9%
414,155	CONMED Corp.	55,066
1,088,788	Meridian Bioscience Inc.*	27,862
		82,928
HEALTH CARE PROVIDERS & SERVICES—4.5%
2,015,593	MEDNAX Inc.*	37,329
186,311	Molina Healthcare Inc.*	58,399
		95,728
HOTELS, RESTAURANTS & LEISURE—1.5%
285,399	Cracker Barrel Old Country Store Inc.	31,676
HOUSEHOLD DURABLES—1.5%
376,775	Meritage Homes Corp.*	31,103
INSURANCE—3.5%
559,525	Horace Mann Educators Corp.	22,297

Harbor Small Cap Value Fund
Portfolio of Investments—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
INSURANCE—Continued
349,481	Reinsurance Group of America Inc.	$37,506
470,523	United Fire Group Inc.	13,782
		73,585
IT SERVICES—3.7%
478,830	ManTech International Corp.	38,469
3,898,870	Sabre Corp.*	40,821
		79,290
MACHINERY—7.7%
471,710	Albany International Corp.	36,897
1,091,755	Altra Industrial Motion Corp.	42,579
690,061	Franklin Electric Co. Inc.	48,263
607,586	Timken Co.	35,021
		162,760
OIL, GAS & CONSUMABLE FUELS—0.9%
2,185,290	Archrock Inc.	19,034
PHARMACEUTICALS—2.6%
598,686	Catalent Inc.*	54,217
ROAD & RAIL—1.5%
453,909	Ryder System Inc.	31,728
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—9.1%
372,621	Advanced Energy Industries Inc.	28,513
246,239	CMC Materials Inc.	44,054
COMMON STOCKS—Continued
Shares		Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—Continued
333,460	Entegris Inc.	$37,144
1,520,150	FormFactor Inc.*	57,933
65,862	Monolithic Power Systems Inc.	25,834
		193,478
SOFTWARE—2.0%
1,384,868	Box Inc.*	42,405
TEXTILES, APPAREL & LUXURY GOODS—1.0%
1,054,374	Wolverine World Wide Inc.	20,898
TRADING COMPANIES & DISTRIBUTORS—1.9%
385,081	GATX Corp.	39,814
TOTAL COMMON STOCKS
(Cost $1,409,879)		2,087,533
TOTAL INVESTMENTS—98.7%
(Cost $1,409,879)		2,087,533
CASH AND OTHER ASSETS, LESS LIABILITIES—1.3%		27,915
TOTAL NET ASSETS—100.0%		$2,115,448

FAIR VALUE MEASUREMENTS
All investments as of April 30, 2022 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1. There were no Level 3 investments as of April 30, 2022 or October 31, 2021.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*	Non-income producing security
The accompanying notes are an integral part of the Financial Statements.

Harbor Strategic Growth Fund
Portfolio of Investments—April 30, 2022 (Unaudited)

Subadvisor: Mar Vista Investment Partners, LLC

Sector Allocation (% of investments)

Portfolio of Investments
Value and Cost in Thousands
COMMON STOCKS—99.2%
Shares		Value
AEROSPACE & DEFENSE—4.2%
5,440	TransDigm Group Inc.*	$3,236
AIR FREIGHT & LOGISTICS—3.2%
41,921	GXO Logistics Inc.*	2,481
BANKS—5.3%
18,526	First Republic Bank	2,764
27,050	U.S. Bancorp.	1,314
		4,078
BEVERAGES—2.4%
10,793	PepsiCo Inc.	1,853
CAPITAL MARKETS—6.9%
39,173	Charles Schwab Corp.	2,598
8,843	Moody's Corp.	2,799
		5,397
CHEMICALS—7.8%
13,738	Air Products & Chemicals Inc.	3,216
5,618	Ecolab Inc.	951
6,070	Linde plc (Ireland)	1,894
		6,061
DIVERSIFIED FINANCIAL SERVICES—3.6%
8,671	Berkshire Hathaway Inc. Class B*	2,799
ELECTRICAL EQUIPMENT—4.4%
24,961	Amphenol Corp.	1,785
64,725	Vontier Corp.	1,658
		3,443
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—3.6%
11,616	American Tower Corp.	2,800
HOTELS, RESTAURANTS & LEISURE—0.9%
9,782	Starbucks Corp.	730
INDUSTRIAL CONGLOMERATES—5.8%
13,846	Honeywell International Inc.	2,679
3,867	Roper Technologies Inc.	1,817
		4,496
COMMON STOCKS—Continued
Shares		Value
INSURANCE—4.4%
2,515	Markel Corp.*	$3,403
INTERACTIVE MEDIA & SERVICES—5.4%
1,448	Alphabet Inc. Class C*	3,330
4,267	Meta Platforms Inc.*	855
		4,185
INTERNET & DIRECT MARKETING RETAIL—3.5%
1,105	Amazon.com Inc.*	2,747
IT SERVICES—3.2%
11,589	Visa Inc.	2,470
LIFE SCIENCES TOOLS & SERVICES—2.8%
1,718	Mettler-Toledo International Inc.*	2,195
MACHINERY—2.0%
27,214	Fortive Corp.	1,565
PHARMACEUTICALS—4.4%
18,833	Johnson & Johnson	3,399
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—4.1%
48,803	Microchip Technology Inc.	3,182
SOFTWARE—14.6%
7,921	Adobe Inc.*	3,136
4,958	Intuit Inc.	2,076
11,929	Microsoft Corp.	3,311
8,721	salesforce.com Inc.*	1,534
12,728	SAP SE ADR (Germany)[1]	1,283
		11,340
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—4.1%
20,044	Apple Inc.	3,160

Harbor Strategic Growth Fund
Portfolio of Investments—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
TEXTILES, APPAREL & LUXURY GOODS—2.6%
16,310	NIKE Inc.	$2,034
TOTAL COMMON STOCKS
(Cost $46,981)		77,054
TOTAL INVESTMENTS—99.2%
(Cost $46,981)		77,054
CASH AND OTHER ASSETS, LESS LIABILITIES—0.8%		647
TOTAL NET ASSETS—100.0%		$77,701

FAIR VALUE MEASUREMENTS
All investments as of April 30, 2022 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1. There were no Level 3 investments as of April 30, 2022 or October 31, 2021.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Financial Statements.

*	Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.

The accompanying notes are an integral part of the Financial Statements.

[THIS PAGE INTENTIONALLY LEFT BLANK]

Harbor Funds
StatementS of Assets and Liabilities—April 30, 2022 (Unaudited)

(All amounts in thousands, except per share amounts)

	Harbor Capital Appreciation Fund	Harbor Convertible Securities Fund	Harbor Core Bond Fund	Harbor Core Plus Fund	Harbor Disruptive Innovation Fund	Harbor Diversified International All Cap Fund	Harbor Emerging Markets Equity Fund
ASSETS
Investments, at identified cost	$18,367,247	$177,951	$97,846	$1,347,082	$222,339	$907,988	$21,250
Investments, at value	$27,477,387	$169,729	$89,894	$1,248,416	$151,040	$945,560	$18,245
Cash	329,127	3,355	2,163	5,303	4,958	8,520	636
Foreign currency, at value (cost: $5,760, $0, $0, $2, $1, $2,672 and $20)	5,756	—	—	2	1	2,636	19
Receivables for:
Investments sold	—	—	—	1,562	504	231	—
Capital shares sold	13,974	533	—	222	115	545	1
Dividends	2,832	—	—	—	—	4,296	18
Interest	—	272	435	7,635	—	—	—
Securities lending income	—	—	—	—	—	10	—
Purchased options, at value (cost: $0, $0, $0, $0, $0, $0 and $0)	—	—	—	—	—	—	—
Withholding tax	159	—	—	—	—	748	—
Prepaid registration fees	38	25	14	26	27	29	27
Prepaid fund insurance	242	1	1	9	2	7	—
Other assets	3,154	25	18	597	217	332	50
Total Assets	27,832,669	173,940	92,525	1,263,772	156,864	962,914	18,996
LIABILITIES
Due to broker	—	—	—	690	—	—	—
Due to custodian	—	—	—	—	—	—	—
Payables for:
Investments purchased	103,299	976	1,890	3,824	1,809	347	—
Capital shares reacquired	27,625	4	—	1,841	1,875	2,463	15
Collateral for securities loaned	—	—	—	—	—	—	—
Accrued expenses:
Tax compliance fee payable (see Note 2)	—	—	—	—	—	—	—
Management fees	13,864	87	17	263	104	623	14
12b-1 fees	277	—	—	3	7	4	1
Transfer agent fees	1,898	11	5	90	14	36	2
Trustees' fees and expenses	3,563	28	5	484	67	50	6
Other	1,909	25	32	191	58	772	115
Total Liabilities	152,435	1,131	1,949	7,386	3,934	4,295	153
NET ASSETS	$27,680,234	$172,809	$90,576	$1,256,386	$152,930	$958,619	$18,843
Net Assets Consist of:
Paid-in capital	$17,818,594	$178,596	$99,338	$1,391,113	$259,284	$951,351	$17,347
Total distributable earnings/(loss)	9,861,640	(5,787)	(8,762)	(134,727)	(106,354)	7,268	1,496
	$27,680,234	$172,809	$90,576	$1,256,386	$152,930	$958,619	$18,843

The accompanying notes are an integral part of the Financial Statements.

	Harbor Capital Appreciation Fund	Harbor Convertible Securities Fund	Harbor Core Bond Fund	Harbor Core Plus Fund	Harbor Disruptive Innovation Fund	Harbor Diversified International All Cap Fund	Harbor Emerging Markets Equity Fund
NET ASSET VALUE PER SHARE BY CLASS
Retirement Class
Net assets	$8,243,038	$36,406	$26,359	$150,658	$35,419	$632,105	$2,022
Shares of beneficial interest[1]	110,256	3,423	2,794	14,065	6,858	56,347	323
Net asset value per share[2]	$74.76	$10.64	$9.44	$10.71	$5.16	$11.22	$6.26
Institutional Class
Net assets	$18,214,845	$134,267	$64,217	$1,090,665	$92,225	$308,917	$12,133
Shares of beneficial interest[1]	243,994	12,631	6,806	101,725	18,062	27,528	1,932
Net asset value per share[2]	$74.65	$10.63	$9.44	$10.72	$5.11	$11.22	$6.28
Administrative Class
Net assets	$236,467	$75	N/A	$15,063	$3,165	$8,631	$17
Shares of beneficial interest[1]	3,293	7	N/A	1,403	731	771	3
Net asset value per share[2]	$71.81	$10.59	N/A	$10.73	$4.33	$11.19	$6.55
Investor Class
Net assets	$985,884	$2,061	N/A	N/A	$22,121	$8,966	$4,671
Shares of beneficial interest[1]	14,253	195	N/A	N/A	5,715	805	748
Net asset value per share[2]	$69.17	$10.58	N/A	N/A	$3.87	$11.14	$6.24

1	Par value $0.01 (unlimited authorizations)
2	Per share amounts can be recalculated to the amounts disclosed herein when total net assets and shares of beneficial interest are not rounded to thousands.

Harbor Funds
StatementS of Assets and Liabilities—April 30, 2022 (Unaudited)—Continued

(All amounts in thousands, except per share amounts)

	Harbor Focused International Fund	Harbor Global Leaders Fund	Harbor High-Yield Bond Fund	Harbor International Fund	Harbor International Growth Fund	Harbor International Small Cap Fund	Harbor Large Cap Value Fund
ASSETS
Investments, at identified cost	$35,551	$74,666	$312,545	$3,303,305	$435,101	$62,617	$1,567,913
Investments, at value	$35,988	$82,977	$290,436	$3,570,052	$510,382	$58,390	$2,115,689
Cash	302	1,982	3,855	29,158	—	1,858	83,769
Foreign currency, at value (cost: $25, $0, $0, $12,756, $1,331, $252 and $0)	25	—	—	12,431	1,334	252	—
Receivables for:
Investments sold	—	460	5,852	1,038	917	149	—
Capital shares sold	—	54	1,813	7,917	76	26	1,403
Dividends	50	35	—	23,567	1,128	264	2,040
Interest	—	—	4,443	—	—	—	—
Securities lending income	—	—	—	24	—	—	—
Purchased options, at value (cost: $0, $0, $0, $0, $0, $0 and $0)	—	—	—	56	—	—	—
Withholding tax	32	5	—	5,295	239	49	430
Prepaid registration fees	3	27	26	48	24	28	35
Prepaid fund insurance	—	1	2	26	5	1	16
Other assets	26	10	156	4,650	134	42	181
Total Assets	36,426	85,551	306,583	3,654,262	514,239	61,059	2,203,563
LIABILITIES
Due to broker	—	—	—	—	—	—	—
Due to custodian	—	—	—	—	392	—	—
Payables for:
Investments purchased	—	—	4,333	1,783	—	57	—
Foreign currency spot contracts	—	—	—	8	—	—	—
Capital shares reacquired	—	105	2,952	7,029	1,611	—	1,338
Collateral for securities loaned	—	—	—	1,344	—	—	—
Accrued expenses:
Tax compliance fee payable (see Note 2)	—	—	—	46,740	—	—	—
Management fees	24	54	128	2,364	350	44	1,136
12b-1 fees	—	3	5	67	2	—	6
Transfer agent fees	2	7	21	288	39	5	94
Trustees' fees and expenses	2	8	160	3,811	85	4	108
Other	64	34	60	2,655	1,278	81	135
Total Liabilities	92	211	7,659	66,089	3,757	191	2,817
NET ASSETS	$36,334	$85,340	$298,924	$3,588,173	$510,482	$60,868	$2,200,746
Net Assets Consist of:
Paid-in capital	$35,522	$69,372	$402,982	$3,740,399	$445,454	$62,862	$1,556,223
Total distributable earnings/(loss)	812	15,968	(104,058)	(152,226)	65,028	(1,994)	644,523
	$36,334	$85,340	$298,924	$3,588,173	$510,482	$60,868	$2,200,746

The accompanying notes are an integral part of the Financial Statements.

	Harbor Focused International Fund	Harbor Global Leaders Fund	Harbor High-Yield Bond Fund	Harbor International Fund	Harbor International Growth Fund	Harbor International Small Cap Fund	Harbor Large Cap Value Fund
NET ASSET VALUE PER SHARE BY CLASS
Retirement Class
Net assets	$18,508	$18,234	$70,057	$473,882	$96,550	$7,759	$1,291,246
Shares of beneficial interest[1]	1,695	655	7,677	11,546	6,403	578	63,293
Net asset value per share[2]	$10.92	$27.82	$9.13	$41.04	$15.08	$13.43	$20.40
Institutional Class
Net assets	$17,788	$51,392	$208,552	$2,803,673	$404,546	$51,622	$879,416
Shares of beneficial interest[1]	1,629	1,855	22,853	68,040	26,854	3,843	43,108
Net asset value per share[2]	$10.92	$27.71	$9.13	$41.21	$15.06	$13.43	$20.40
Administrative Class
Net assets	N/A	$1,191	$435	$12,520	$336	$464	$3,353
Shares of beneficial interest[1]	N/A	44	47	301	22	35	164
Net asset value per share[2]	N/A	$26.91	$9.17	$41.55	$15.06	$13.41	$20.39
Investor Class
Net assets	$38	$14,523	$19,880	$298,098	$9,050	$1,023	$26,731
Shares of beneficial interest[1]	4	551	2,171	7,304	604	76	1,297
Net asset value per share[2]	$10.85	$26.36	$9.16	$40.81	$14.99	$13.38	$20.62

Harbor Funds
StatementS of Assets and Liabilities—April 30, 2022 (Unaudited)—Continued

(All amounts in thousands, except per share amounts)

	Harbor Mid Cap Fund	Harbor Mid Cap Value Fund	Harbor Money Market Fund	Harbor Overseas Fund	Harbor Small Cap Growth Fund	Harbor Small Cap Value Fund	Harbor Strategic Growth Fund
ASSETS
Investments, at identified cost	$54,978	$335,337	$89,045	$59,986	$877,841	$1,409,879	$46,981
Investments, at value	$57,737	$392,039	$89,045	$60,007	$883,033	$2,087,533	$77,054
Cash	709	2,211	126	1,306	30,926	29,827	587
Foreign currency, at value (cost: $0, $0, $0, $64, $0, $0 and $0)	—	—	—	62	—	—	—
Receivables for:
Investments sold	—	2	—	2,627	1,047	—	—
Capital shares sold	—	91	4	49	809	753	38
Dividends	23	333	—	282	47	614	27
Interest	—	—	—	3	—	—	—
Securities lending income	—	—	—	—	—	—	—
Purchased options, at value (cost: $0, $0, $0, $0, $0, $0 and $0)	—	—	—	—	—	—	—
Withholding tax	—	—	—	92	—	—	10
Prepaid registration fees	23	27	12	21	25	9	28
Prepaid fund insurance	—	3	1	—	7	16	1
Other assets	15	92	30	45	103	142	26
Total Assets	58,507	394,798	89,218	64,494	915,997	2,118,894	77,771
LIABILITIES
Due to broker	—	—	—	—	—	—	—
Due to custodian	—	—	—	—	—	—	—
Payables for:
Investments purchased	—	—	—	3,419	12,582	—	—
Capital shares reacquired	2	226	199	54	785	1,539	4
Collateral for securities loaned	—	—	—	—	—	—	—
Accrued expenses:
Tax compliance fee payable (see Note 2)	—	—	—	—	—	—	—
Management fees	38	250	—	39	581	1,414	41
12b-1 fees	—	7	—	—	2	11	—
Transfer agent fees	2	31	—	3	52	145	4
Trustees' fees and expenses	1	78	22	2	115	171	6
Other	17	39	35	94	63	166	15
Total Liabilities	60	631	256	3,611	14,180	3,446	70
NET ASSETS	$58,447	$394,167	$88,962	$60,883	$901,817	$2,115,448	$77,701
Net Assets Consist of:
Paid-in capital	$54,199	$327,623	$88,976	$61,458	$891,484	$1,438,958	$34,985
Total distributable earnings/(loss)	4,248	66,544	(14)	(575)	10,333	676,490	42,716
	$58,447	$394,167	$88,962	$60,883	$901,817	$2,115,448	$77,701

The accompanying notes are an integral part of the Financial Statements.

	Harbor Mid Cap Fund	Harbor Mid Cap Value Fund	Harbor Money Market Fund	Harbor Overseas Fund	Harbor Small Cap Growth Fund	Harbor Small Cap Value Fund	Harbor Strategic Growth Fund
NET ASSET VALUE PER SHARE BY CLASS
Retirement Class
Net assets	$34,226	$48,439	N/A	$24,002	$317,068	$555,801	$5,522
Shares of beneficial interest[1]	2,597	1,995	N/A	2,134	25,875	14,424	218
Net asset value per share[2]	$13.18	$24.28	N/A	$11.24	$12.25	$38.53	$25.28
Institutional Class
Net assets	$23,304	$311,407	$86,044	$36,546	$577,454	$1,507,589	$71,312
Shares of beneficial interest[1]	1,770	12,824	86,044	3,252	47,493	39,143	2,824
Net asset value per share[2]	$13.17	$24.28	$1.00	$11.24	$12.16	$38.52	$25.25
Administrative Class
Net assets	N/A	$3,459	$2,918	N/A	$663	$10,017	$40
Shares of beneficial interest[1]	N/A	141	2,918	N/A	63	262	2
Net asset value per share[2]	N/A	$24.59	$1.00	N/A	$10.53	$38.19	$25.16
Investor Class
Net assets	$917	$30,862	N/A	$335	$6,632	$42,041	$827
Shares of beneficial interest[1]	70	1,270	N/A	30	693	1,128	34
Net asset value per share[2]	$13.12	$24.30	N/A	$11.20	$9.57	$37.27	$24.68

Harbor Funds
StatementS of Operations—Period Ended April 30, 2022 (Unaudited)

(All amounts in thousands)

	Harbor Capital Appreciation Fund	Harbor Convertible Securities Fund	Harbor Core Bond Fund	Harbor Core Plus Fund	Harbor Disruptive Innovation Fund	Harbor Diversified International All Cap Fund	Harbor Emerging Markets Equity Fund
Investment Income
Dividends	$74,950	$—	$—	$287	$429	$12,967	$227
Interest	98	790	1,239	22,233	2	1,128	—
Net securities lending income	—	—	—	—	—	23	—
Foreign taxes withheld	(2,885)	—	—	—	(8)	(1,133)	(28)
Foreign tax reclaims, net of applicable tax compliance fee (see Note 2)	5,883	—	—	—	—	—	—
Total Investment Income	78,046	790	1,239	22,520	423	12,985	199
Operating Expenses
Management fees	106,189	611	143	2,657	853	4,162	112
12b-1 fees:
Administrative Class	402	—	N/A	20	5	11	—
Investor Class	1,601	3	N/A	N/A	52	12	6
Shareholder communications	333	4	6	47	28	16	4
Custodian fees	582	9	16	110	31	293	60
Transfer agent fees:
Retirement Class	1,009	4	3	17	5	76	1
Institutional Class	11,854	73	41	616	74	164	8
Administrative Class	161	—	N/A	8	2	5	—
Investor Class	1,345	3	N/A	N/A	43	10	5
Professional fees	676	4	2	58	27	55	16
Trustees' fees and expenses	758	4	3	29	6	24	1
Registration fees	149	29	17	30	33	33	28
Miscellaneous	295	6	4	15	7	13	5
Total expenses	125,354	750	235	3,607	1,166	4,874	246
Management fees waived	(9,413)	(47)	—	(65)	—	—	—
12b-1 fees waived	—	—	—	—	—	—	—
Transfer agent fees waived	(1,649)	(9)	(5)	(65)	(12)	(51)	(2)
Other expenses reimbursed	—	—	(37)	(336)	(387)	(660)	(111)
Custodian fees reduction	(3)	—	—	—	—	—	—
Net expenses	114,289	694	193	3,141	767	4,163	133
Net Investment Income/(Loss)	(36,243)	96	1,046	19,379	(344)	8,822	66
Net Realized and Change in Net Unrealized Gain/(Loss) on Investment Transactions
Net realized gain/(loss) on:
Investments (net of foreign capital gains tax: $0, $0, $0, $0, $0, $135 and $32)	567,313	3,216	(593)	(11,192)	(40,507)	4,505	(475)
In-kind redemptions	417,186	—	—	—	—	—	—
Foreign currency transactions	(301)	—	—	(2,738)	4	(1,734)	10
Futures contracts	—	—	—	(8,240)	—	—	—
Purchased options	—	—	—	(293)	—	1	—
Written options	—	—	—	122	—	—	—
Swap agreements	—	—	—	7,218	—	—	—
Change in net unrealized appreciation/(depreciation) on:
Investments (net of foreign capital gains tax accrual: $0, $0, $0, $0, $0, $0 and $0)	(12,517,794)	(25,355)	(10,929)	(128,584)	(68,762)	(154,645)	(4,261)
Forwards currency contracts	—	—	—	(4,021)	—	—	—
Futures contracts	—	—	—	3,303	—	—	—
Purchased options	—	—	—	197	—	—	—
Written options	—	—	—	46	—	—	—
Swap agreements	—	—	—	(5,873)	—	—	—
Translations of assets and liabilities in foreign currencies	(5)	—	—	(25)	—	(226)	—
Net gain/(loss) on investment transactions	(11,533,601)	(22,139)	(11,522)	(150,080)	(109,265)	(152,099)	(4,726)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(11,569,844)	$(22,043)	$(10,476)	$(130,701)	$(109,609)	$(143,277)	$(4,660)
The accompanying notes are an integral part of the Financial Statements.

	Harbor Focused International Fund	Harbor Global Leaders Fund	Harbor High-Yield Bond Fund	Harbor International Fund	Harbor International Growth Fund	Harbor International Small Cap Fund	Harbor Large Cap Value Fund
Investment Income
Dividends	$256	$239	$—	$56,341	$2,533	$874	$20,127
Interest	1	1	7,941	—	—	1	38
Net securities lending income	—	—	—	145	—	—	—
Foreign taxes withheld	(25)	(10)	—	(4,267)	(230)	(84)	(74)
Foreign tax reclaims, net of applicable tax compliance fee (see Note 2)	—	—	—	15,098	—	—	—
Total Investment Income	232	230	7,941	67,317	2,303	791	20,091
Operating Expenses
Management fees	177	420	991	15,779	2,657	267	7,382
12b-1 fees:
Administrative Class	N/A	2	1	18	1	1	5
Investor Class	—	24	27	424	14	2	37
Shareholder communications	4	5	15	196	11	4	21
Custodian fees	21	5	28	347	74	45	28
Transfer agent fees:
Retirement Class	3	2	8	79	12	1	143
Institutional Class	11	35	115	1,532	288	26	501
Administrative Class	N/A	1	—	7	—	—	2
Investor Class	—	20	23	356	12	2	31
Professional fees	20	8	6	218	22	3	45
Trustees' fees and expenses	1	3	6	93	16	1	54
Registration fees	15	29	32	43	30	29	60
Miscellaneous	2	5	7	38	11	4	22
Total expenses	254	559	1,259	19,130	3,148	385	8,331
Management fees waived	—	(28)	(152)	—	—	—	—
12b-1 fees waived	—	—	—	—	—	—	—
Transfer agent fees waived	(2)	(5)	(15)	(193)	(33)	(3)	(112)
Other expenses reimbursed	(60)	(16)	—	(2,355)	(130)	(80)	(241)
Custodian fees reduction	—	—	—	—	—	—	—
Net expenses	192	510	1,092	16,582	2,985	302	7,978
Net Investment Income/(Loss)	40	(280)	6,849	50,735	(682)	489	12,113
Net Realized and Change in Net Unrealized Gain/(Loss) on Investment Transactions
Net realized gain/(loss) on:
Investments (net of foreign capital gains tax: $32, $0, $0, $0, $397, $0 and $0)	387	8,689	(1,442)	23,196	4,630	1,970	89,563
In-kind redemptions	—	—	—	—	—	—	—
Foreign currency transactions	(21)	(4)	—	(2,489)	(70)	(32)	—
Futures contracts	—	—	—	—	—	—	—
Purchased options	—	—	—	2	—	—	—
Written options	—	—	—	—	—	—	—
Swap agreements	—	—	—	—	—	—	—
Change in net unrealized appreciation/(depreciation) on:
Investments (net of foreign capital gains tax accrual: $4, $0, $0, $0, $1,036, $0, $0)	(11,098)	(42,431)	(25,183)	(652,344)	(243,544)	(10,499)	(335,109)
Forwards currency contracts	—	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—	—
Purchased options	—	—	—	12	—	—	—
Written options	—	—	—	—	—	—	—
Swap agreements	—	—	—	—	—	—	—
Translations of assets and liabilities in foreign currencies	(4)	(2)	—	(1,497)	(33)	(14)	—
Net gain/(loss) on investment transactions	(10,736)	(33,748)	(26,625)	(633,120)	(239,017)	(8,575)	(245,546)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(10,696)	$(34,028)	$(19,776)	$(582,385)	$(239,699)	$(8,086)	$(233,433)

Harbor Funds
StatementS of Operations—Period Ended April 30, 2022 (Unaudited)—Continued

(All amounts in thousands)

	Harbor Mid Cap Fund	Harbor Mid Cap Value Fund	Harbor Money Market Fund	Harbor Overseas Fund	Harbor Small Cap Growth Fund	Harbor Small Cap Value Fund	Harbor Strategic Growth Fund
Investment Income
Dividends	$430	$5,454	$—	$1,220	$3,458	$14,790	$397
Interest	1	1	39	—	14	19	1
Net securities lending income	—	—	—	10	—	—	—
Foreign taxes withheld	—	—	—	(126)	(6)	(1)	—
Foreign tax reclaims, net of applicable tax compliance fee (see Note 2)	—	—	—	—	—	—	—
Total Investment Income	431	5,455	39	1,104	3,466	14,808	398
Operating Expenses
Management fees	234	1,609	87	222	3,720	9,355	301
12b-1 fees:
Administrative Class	N/A	5	4	N/A	1	14	—
Investor Class	1	41	N/A	—	10	68	1
Shareholder communications	4	15	5	4	10	59	4
Custodian fees	7	8	9	47	22	42	3
Transfer agent fees:
Retirement Class	4	5	N/A	2	35	58	1
Institutional Class	12	170	42	18	314	924	46
Administrative Class	N/A	2	1	N/A	—	6	—
Investor Class	1	34	N/A	—	8	58	1
Professional fees	1	8	2	20	19	48	10
Trustees' fees and expenses	2	9	2	1	22	57	2
Registration fees	27	33	17	23	34	79	31
Miscellaneous	4	7	3	5	12	24	5
Total expenses	297	1,946	172	342	4,207	10,792	405
Management fees waived	—	(20)	(87)	—	—	—	—
12b-1 fees waived	—	—	(4)	—	—	—	—
Transfer agent fees waived	(2)	(20)	(43)	(3)	(45)	(114)	(5)
Other expenses reimbursed	(33)	(41)	(33)	(97)	—	—	(45)
Custodian fees reduction	—	—	—	—	—	—	—
Net expenses	262	1,865	5	242	4,162	10,678	355
Net Investment Income/(Loss)	169	3,590	34	862	(696)	4,130	43
Net Realized and Change in Net Unrealized Gain/(Loss) on Investment Transactions
Net realized gain/(loss) on:
Investments (net of foreign capital gains tax: $0, $0, $0, $0, $0, $0 and $0)	1,425	13,895	—	(104)	49,210	18,530	12,708
In-kind redemptions	—	—	—	—	—	—	—
Foreign currency transactions	—	—	—	(916)	—	—	—
Futures contracts	—	—	—	—	—	—	—
Purchased options	—	—	—	—	—	—	—
Written options	—	—	—	—	—	—	—
Swap agreements	—	—	—	—	—	—	—
Change in net unrealized appreciation/(depreciation) on:
Investments (net of foreign capital gains tax accrual: $0, $0, $0, $0, $0, $0 and $0)	(6,201)	(21,130)	—	(6,886)	(275,223)	(257,338)	(30,349)
Forwards currency contracts	—	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—	—
Purchased options	—	—	—	—	—	—	—
Written options	—	—	—	—	—	—	—
Swap agreements	—	—	—	—	—	—	—
Translations of assets and liabilities in foreign currencies	—	—	—	(18)	—	—	—
Net gain/(loss) on investment transactions	(4,776)	(7,235)	—	(7,924)	(226,013)	(238,808)	(17,641)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(4,607)	$(3,645)	$34	$(7,062)	$(226,709)	$(234,678)	$(17,598)
The accompanying notes are an integral part of the Financial Statements.

[THIS PAGE INTENTIONALLY LEFT BLANK]

Harbor Funds
Statements of Changes In Net Assets

(All amounts in thousands)

	Harbor Capital Appreciation Fund		Harbor Convertible Securities Fund		Harbor Core Bond Fund
	November 1, 2021 through April 30, 2022	November 1, 2020 through October 31, 2021	November 1, 2021 through April 30, 2022	November 1, 2020 through October 31, 2021	November 1, 2021 through April 30, 2022	November 1, 2020 through October 31, 2021
INCREASE/(DECREASE) IN NET ASSETS	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income/(loss)	$(36,243)	$(131,025)	$96	$142	$1,046	$2,179
Net realized gain/(loss) on investments	984,198	10,928,845	3,216	27,075	(593)	514
Change in net unrealized appreciation/(depreciation) of investments	(12,517,799)	3,117,791	(25,355)	4,033	(10,929)	(2,867)
Net increase/(decrease) in assets resulting from operations	(11,569,844)	13,915,611	(22,043)	31,250	(10,476)	(174)
Distributions to Shareholders
Retirement Class	(1,774,533)	(1,223,020)	(5,005)	(3,426)	(503)	(1,343)
Institutional Class	(4,236,598)	(3,192,095)	(19,902)	(11,576)	(1,327)	(3,638)
Administrative Class	(64,010)	(54,447)	(10)	(7)	N/A	N/A
Investor Class	(245,538)	(170,722)	(351)	(246)	N/A	N/A
Total distributions to shareholders	(6,320,679)	(4,640,284)	(25,268)	(15,255)	(1,830)	(4,981)
Net Increase/(Decrease) Derived from Capital Share Transactions	3,303,372	(3,838,863)	14,160	35,899	(39,606)	32,042
Net increase/(decrease) in net assets	(14,587,151)	5,436,464	(33,151)	51,894	(51,912)	26,887
Net Assets
Beginning of period	42,267,385	36,830,921	205,960	154,066	142,488	115,601
End of period	$27,680,234	$42,267,385	$172,809	$205,960	$90,576	$142,488
The accompanying notes are an integral part of the Financial Statements.

Harbor Core Plus Fund		Harbor Disruptive Innovation Fund		Harbor Diversified International All Cap Fund		Harbor Emerging Markets Equity Fund		Harbor Focused International Fund
November 1, 2021 through April 30, 2022	November 1, 2020 through October 31, 2021	November 1, 2021 through April 30, 2022	November 1, 2020 through October 31, 2021	November 1, 2021 through April 30, 2022	November 1, 2020 through October 31, 2021	November 1, 2021 through April 30, 2022	November 1, 2020 through October 31, 2021	November 1, 2021 through April 30, 2022	November 1, 2020 through October 31, 2021
(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

$19,379	$43,831	$(344)	$(3,004)	$8,822	$16,800	$66	$560	$40	$89
(15,123)	5,769	(40,503)	190,181	2,772	85,382	(465)	14,438	366	1,986
(134,957)	(34,370)	(68,762)	(90,544)	(154,871)	190,251	(4,261)	(244)	(11,102)	6,668
(130,701)	15,230	(109,609)	96,633	(143,277)	292,433	(4,660)	14,754	(10,696)	8,743

(3,926)	(5,690)	(23,847)	(9,924)	(59,015)	(6,946)	(766)	(5,910)	(1,046)	(306)
(28,814)	(52,315)	(77,166)	(37,666)	(22,740)	(2,843)	(5,277)	(4,058)	(957)	(308)
(358)	(521)	(2,269)	(619)	(638)	(61)	(6)	(6)	N/A	N/A
N/A	N/A	(25,465)	(8,824)	(661)	(54)	(1,767)	(1,342)	(4)	—
(33,098)	(58,526)	(128,747)	(57,033)	(83,054)	(9,904)	(7,816)	(11,316)	(2,007)	(614)
(146,133)	(420,389)	44,085	(33,569)	(20,292)	128,700	(13,110)	(8,535)	1,102	1,799
(309,932)	(463,685)	(194,271)	6,031	(246,623)	411,229	(25,586)	(5,097)	(11,601)	9,928

1,566,318	2,030,003	347,201	341,170	1,205,242	794,013	44,429	49,526	47,935	38,007
$1,256,386	$1,566,318	$152,930	$347,201	$958,619	$1,205,242	$18,843	$44,429	$36,334	$47,935

Harbor Funds
Statements of Changes In Net Assets—Continued

(All amounts in thousands)

	Harbor Global Leaders Fund		Harbor High-Yield Bond Fund		Harbor International Fund
	November 1, 2021 through April 30, 2022	November 1, 2020 through October 31, 2021	November 1, 2021 through April 30, 2022	November 1, 2020 through October 31, 2021	November 1, 2021 through April 30, 2022	November 1, 2020 through October 31, 2021
INCREASE/(DECREASE) IN NET ASSETS	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income/(loss)	$(280)	$(532)	$6,849	$16,128	$50,735	$70,124
Net realized gain/(loss) on investments	8,685	15,044	(1,442)	22,501	20,709	256,241
Change in net unrealized appreciation/(depreciation) of investments	(42,433)	23,318	(25,183)	(949)	(653,829)	989,133
Net increase/(decrease) in assets resulting from operations	(34,028)	37,830	(19,776)	37,680	(582,385)	1,315,498
Distributions to Shareholders
Retirement Class	(2,179)	(1,703)	(1,880)	(4,718)	(18,874)	(11,372)
Institutional Class	(7,957)	(6,506)	(5,449)	(13,697)	(68,529)	(33,787)
Administrative Class	(154)	(169)	(13)	(36)	(269)	(98)
Investor Class	(2,404)	(1,826)	(475)	(1,046)	(6,320)	(2,615)
Total distributions to shareholders	(12,694)	(10,204)	(7,817)	(19,497)	(93,992)	(47,872)
Net Increase/(Decrease) Derived from Capital Share Transactions	(10,486)	(3,833)	(34,878)	(84,456)	(306,017)	(659,137)
Net increase/(decrease) in net assets	(57,208)	23,793	(62,471)	(66,273)	(982,394)	608,489
Net Assets
Beginning of period	142,548	118,755	361,395	427,668	4,570,567	3,962,078
End of period	$85,340	$142,548	$298,924	$361,395	$3,588,173	$4,570,567
The accompanying notes are an integral part of the Financial Statements.

Harbor International Growth Fund		Harbor International Small Cap Fund		Harbor Large Cap Value Fund		Harbor Mid Cap Fund		Harbor Mid Cap Value Fund
November 1, 2021 through April 30, 2022	November 1, 2020 through October 31, 2021	November 1, 2021 through April 30, 2022	November 1, 2020 through October 31, 2021	November 1, 2021 through April 30, 2022	November 1, 2020 through October 31, 2021	November 1, 2021 through April 30, 2022	November 1, 2020 through October 31, 2021	November 1, 2021 through April 30, 2022	November 1, 2020 through October 31, 2021
(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

$(682)	$95	$489	$776	$12,113	$19,101	$169	$150	$3,590	$7,410
4,560	72,470	1,938	5,696	89,563	80,096	1,425	1,346	13,895	13,180
(243,577)	119,368	(10,513)	8,388	(335,109)	573,558	(6,201)	8,160	(21,130)	143,579
(239,699)	191,933	(8,086)	14,860	(233,433)	672,755	(4,607)	9,656	(3,645)	164,169

(11,010)	(1,144)	(731)	(82)	(44,482)	(28,308)	(798)	(56)	(756)	(924)
(55,495)	(4,238)	(3,330)	(375)	(31,364)	(35,749)	(508)	(11)	(4,476)	(7,543)
(36)	(4)	(31)	(4)	(110)	(396)	N/A	N/A	(37)	(109)
(992)	(98)	(121)	(5)	(874)	(801)	(17)	—	(306)	(617)
(67,533)	(5,484)	(4,213)	(466)	(76,830)	(65,254)	(1,323)	(67)	(5,575)	(9,193)
(53,096)	(112,345)	11,740	15,061	(46,303)	378,465	2,583	41,191	(44,125)	(46,858)
(360,328)	74,104	(559)	29,455	(356,566)	985,966	(3,347)	50,780	(53,345)	108,118

870,810	796,706	61,427	31,972	2,557,312	1,571,346	61,794	11,014	447,512	339,394
$510,482	$870,810	$60,868	$61,427	$2,200,746	$2,557,312	$58,447	$61,794	$394,167	$447,512

Harbor Funds
Statements of Changes In Net Assets—Continued

(All amounts in thousands)

	Harbor Money Market Fund		Harbor Overseas Fund		Harbor Small Cap Growth Fund
	November 1, 2021 through April 30, 2022	November 1, 2020 through October 31, 2021	November 1, 2021 through April 30, 2022	November 1, 2020 through October 31, 2021	November 1, 2021 through April 30, 2022	November 1, 2020 through October 31, 2021
INCREASE/(DECREASE) IN NET ASSETS	(Unaudited)		(Unaudited)		(Unaudited)
Operations:
Net investment income/(loss)	$34	$29	$862	$922	$(696)	$(4,869)
Net realized gain/(loss) on investments	—	—	(1,020)	5,234	49,210	274,401
Change in net unrealized appreciation/(depreciation) of investments	—	—	(6,904)	5,841	(275,223)	59,863
Net increase/(decrease) in assets resulting from operations	34	29	(7,062)	11,997	(226,709)	329,395
Distributions to Shareholders
Retirement Class	N/A	N/A	(1,921)	(229)	(83,797)	(28,740)
Institutional Class	(33)	(28)	(3,283)	(209)	(148,196)	(51,890)
Administrative Class	(1)	(1)	N/A	N/A	(230)	(76)
Investor Class	N/A	N/A	(12)	—	(2,234)	(667)
Total distributions to shareholders	(34)	(29)	(5,216)	(438)	(234,457)	(81,373)
Net Increase/(Decrease) Derived from Capital Share Transactions	4,094	(13,902)	20,088	14,463	232,791	(108,039)
Net increase/(decrease) in net assets	4,094	(13,902)	7,810	26,022	(228,375)	139,983
Net Assets
Beginning of period	84,868	98,770	53,073	27,051	1,130,192	990,209
End of period	$88,962	$84,868	$60,883	$53,073	$901,817	$1,130,192
The accompanying notes are an integral part of the Financial Statements.

Harbor Small Cap Value Fund		Harbor Strategic Growth Fund
November 1, 2021 through April 30, 2022	November 1, 2020 through October 31, 2021	November 1, 2021 through April 30, 2022	November 1, 2020 through October 31, 2021
(Unaudited)		(Unaudited)

$4,130	$5,180	$43	$126
18,530	176,834	12,708	11,433
(257,338)	573,211	(30,349)	27,401
(234,678)	755,225	(17,598)	38,960

(32,266)	(1,918)	(640)	(224)
(107,711)	(7,391)	(9,180)	(3,610)
(624)	(30)	(4)	(1)
(3,413)	(86)	(78)	(17)
(144,014)	(9,425)	(9,902)	(3,852)
(204,546)	240,280	(15,907)	(21,908)
(583,238)	986,080	(43,407)	13,200

2,698,686	1,712,606	121,108	107,908
$2,115,448	$2,698,686	$77,701	$121,108

Harbor Funds
Statements of Changes in Net Assets—Capital Stock Activity

(All amounts in thousands)

	Harbor Capital Appreciation Fund		Harbor Convertible Securities Fund		Harbor Core Bond Fund
	November 1, 2021 through April 30, 2022	November 1, 2020 through October 31, 2021	November 1, 2021 through April 30, 2022	November 1, 2020 through October 31, 2021	November 1, 2021 through April 30, 2022	November 1, 2020 through October 31, 2021
	(Unaudited)		(Unaudited)		(Unaudited)
AMOUNT ($)
Retirement Class
Net proceeds from sale of shares	$1,569,908	$2,389,246	$270	$490	$1,341	$9,051
Net proceeds from redemption fees	—	—	—	—	—	—
Reinvested distributions	1,592,630	1,112,207	5,005	3,426	476	1,320
Cost of shares reacquired	(1,110,398)	(4,135,764)	(639)	(486)	(8,445)	(1,889)
Cost of shares reacquired through in-kind redemptions	(104,907)	—	—	—	—	—
Net increase/(decrease) in net assets	$1,947,233	$(634,311)	$4,636	$3,430	$(6,628)	$8,482
Institutional Class
Net proceeds from sale of shares	$1,844,798	$3,786,458	$13,334	$50,213	$4,317	$42,246
Net proceeds from redemption fees	—	—	—	—	—	—
Reinvested distributions	4,073,379	3,040,583	19,515	11,378	1,313	3,636
Cost of shares reacquired	(4,098,037)	(5,949,255)	(23,194)	(29,335)	(38,608)	(22,322)
Cost of shares reacquired through in-kind redemptions	(540,425)	(3,942,327)	—	—	—	—
Net increase/(decrease) in net assets	$1,279,715	$(3,064,541)	$9,655	$32,256	$(32,978)	$23,560
Administrative Class
Net proceeds from sale of shares	$29,570	$123,033	$—	$—	N/A	N/A
Reinvested distributions	59,342	51,536	10	7	N/A	N/A
Cost of shares reacquired	(98,622)	(278,791)	—	—	N/A	N/A
Net increase/(decrease) in net assets	$(9,710)	$(104,222)	$10	$7	N/A	N/A
Investor Class
Net proceeds from sale of shares	$88,172	$286,891	$125	$1,043	N/A	N/A
Reinvested distributions	240,718	167,709	351	246	N/A	N/A
Cost of shares reacquired	(242,756)	(490,389)	(617)	(1,083)	N/A	N/A
Net increase/(decrease) in net assets	$86,134	$(35,789)	$(141)	$206	N/A	N/A
The accompanying notes are an integral part of the Financial Statements.

Harbor Core Plus Fund		Harbor Disruptive Innovation Fund		Harbor Diversified International All Cap Fund		Harbor Emerging Markets Equity Fund		Harbor Focused International Fund
November 1, 2021 through April 30, 2022	November 1, 2020 through October 31, 2021	November 1, 2021 through April 30, 2022	November 1, 2020 through October 31, 2021	November 1, 2021 through April 30, 2022	November 1, 2020 through October 31, 2021	November 1, 2021 through April 30, 2022	November 1, 2020 through October 31, 2021	November 1, 2021 through April 30, 2022	November 1, 2020 through October 31, 2021
(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

$19,667	$36,135	$6,477	$32,043	$71,425	$329,434	$427	$766	$4,930	$2,345
—	—	—	—	—	—	—	—	—	—
3,926	5,645	23,286	9,728	58,029	6,749	766	5,910	1,046	306
(26,042)	(31,577)	(12,469)	(49,815)	(196,138)	(205,581)	(16,259)	(19,268)	(3,413)	(1,926)
—	—	—	—	—	—	—	—	—	—
$(2,449)	$10,203	$17,294	$(8,044)	$(66,684)	$130,602	$(15,066)	$(12,592)	$2,563	$725

$52,845	$175,893	$34,521	$135,900	$58,509	$163,955	$2,174	$9,815	$158	$1,327
—	—	—	—	—	—	—	—	—	—
27,635	49,348	55,437	29,565	19,287	2,530	5,251	4,057	816	261
(223,871)	(655,223)	(74,726)	(209,072)	(33,538)	(169,472)	(6,083)	(12,044)	(2,374)	(578)
—	—	—	—	—	—	—	—	—	—
$(143,391)	$(429,982)	$15,232	$(43,607)	$44,258	$(2,987)	$1,342	$1,828	$(1,400)	$1,010

$1,202	$2,386	$160	$1,798	$1,016	$1,538	$—	$3	N/A	N/A
358	521	2,269	612	638	61	6	6	N/A	N/A
(1,853)	(3,517)	(530)	(1,027)	(375)	(1,096)	—	(11)	N/A	N/A
$(293)	$(610)	$1,899	$1,383	$1,279	$503	$6	$(2)	N/A	N/A

N/A	N/A	$9,647	$48,858	$1,082	$1,135	$1,782	$3,633	$3	$64
N/A	N/A	23,829	8,628	661	54	1,767	1,342	4	—
N/A	N/A	(23,816)	(40,787)	(888)	(607)	(2,941)	(2,744)	(68)	—
N/A	N/A	$9,660	$16,699	$855	$582	$608	$2,231	$(61)	$64

Harbor Funds
Statements of Changes in Net Assets—Capital Stock Activity—Continued

(All amounts in thousands)

	Harbor Global Leaders Fund		Harbor High-Yield Bond Fund		Harbor International Fund
	November 1, 2021 through April 30, 2022	November 1, 2020 through October 31, 2021	November 1, 2021 through April 30, 2022	November 1, 2020 through October 31, 2021	November 1, 2021 through April 30, 2022	November 1, 2020 through October 31, 2021
	(Unaudited)		(Unaudited)		(Unaudited)
AMOUNT ($)
Retirement Class
Net proceeds from sale of shares	$1,176	$7,280	$10,351	$27,854	$29,985	$104,298
Net proceeds from redemption fees	—	—	—	1	—	—
Reinvested distributions	2,059	1,611	1,856	4,627	18,178	11,027
Cost of shares reacquired	(726)	(7,102)	(19,064)	(68,001)	(323,819)	(391,374)
Cost of shares reacquired through in-kind redemptions	—	—	—	—	—	—
Net increase/(decrease) in net assets	$2,509	$1,789	$(6,857)	$(35,519)	$(275,656)	$(276,049)
Institutional Class
Net proceeds from sale of shares	$5,263	$21,906	$43,211	$47,263	$462,987	$316,507
Net proceeds from redemption fees	—	—	—	2	—	—
Reinvested distributions	7,698	6,354	5,318	13,426	63,912	31,191
Cost of shares reacquired	(22,651)	(33,630)	(75,242)	(105,770)	(534,264)	(673,210)
Cost of shares reacquired through in-kind redemptions	—	—	—	—	—	—
Net increase/(decrease) in net assets	$(9,690)	$(5,370)	$(26,713)	$(45,079)	$(7,365)	$(325,512)
Administrative Class
Net proceeds from sale of shares	$115	$220	$9	$307	$574	$1,576
Reinvested distributions	154	169	13	34	265	97
Cost of shares reacquired	(230)	(1,106)	(255)	(323)	(1,514)	(7,009)
Net increase/(decrease) in net assets	$39	$(717)	$(233)	$18	$(675)	$(5,336)
Investor Class
Net proceeds from sale of shares	$380	$3,452	$4,256	$11,136	$8,020	$27,319
Reinvested distributions	2,383	1,826	470	1,036	6,246	2,584
Cost of shares reacquired	(6,107)	(4,813)	(5,801)	(16,048)	(36,587)	(82,143)
Net increase/(decrease) in net assets	$(3,344)	$465	$(1,075)	$(3,876)	$(22,321)	$(52,240)
The accompanying notes are an integral part of the Financial Statements.

Harbor International Growth Fund		Harbor International Small Cap Fund		Harbor Large Cap Value Fund		Harbor Mid Cap Fund		Harbor Mid Cap Value Fund
November 1, 2021 through April 30, 2022	November 1, 2020 through October 31, 2021	November 1, 2021 through April 30, 2022	November 1, 2020 through October 31, 2021	November 1, 2021 through April 30, 2022	November 1, 2020 through October 31, 2021	November 1, 2021 through April 30, 2022	November 1, 2020 through October 31, 2021	November 1, 2021 through April 30, 2022	November 1, 2020 through October 31, 2021
(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

$4,392	$11,119	$1,889	$5,641	$141,086	$692,481	$2,220	$31,072	$4,547	$29,369
—	—	—	—	—	—	—	—	—	—
9,892	1,057	731	40	30,762	24,265	798	56	756	923
(12,808)	(63,195)	(2,506)	(4,199)	(172,847)	(174,378)	(2,460)	(5,150)	(11,802)	(21,119)
—	—	—	—	—	—	—	—	—	—
$1,476	$(51,019)	$114	$1,482	$(999)	$542,368	$558	$25,978	$(6,499)	$9,173

$39,857	$131,088	$14,109	$12,680	$111,926	$414,990	$1,635	$15,309	$37,954	$98,494
—	—	—	—	—	—	—	—	—	—
39,092	3,097	3,197	335	27,548	25,913	507	11	4,303	7,300
(133,868)	(168,482)	(5,094)	(807)	(184,064)	(594,474)	(177)	(389)	(79,162)	(152,183)
—	—	—	—	—	—	—	—	—	—
$(54,919)	$(34,297)	$12,212	$12,208	$(44,590)	$(153,571)	$1,965	$14,931	$(36,905)	$(46,389)

$12	$425	$36	$23	$60	$479	N/A	N/A	$375	$1,360
36	4	31	4	110	396	N/A	N/A	23	89
(184)	(399)	—	(26)	(287)	(10,449)	N/A	N/A	(682)	(4,527)
$(136)	$30	$67	$1	$(117)	$(9,574)	N/A	N/A	$(284)	$(3,078)

$353	$3,075	$220	$1,716	$3,847	$7,234	$225	$590	$2,142	$10,083
983	96	121	5	833	775	17	—	293	595
(853)	(30,230)	(994)	(351)	(5,277)	(8,767)	(182)	(308)	(2,872)	(17,242)
$483	$(27,059)	$(653)	$1,370	$(597)	$(758)	$60	$282	$(437)	$(6,564)

Harbor Funds
Statements of Changes in Net Assets—Capital Stock Activity—Continued

(All amounts in thousands)

	Harbor Money Market Fund		Harbor Overseas Fund		Harbor Small Cap Growth Fund
	November 1, 2021 through April 30, 2022	November 1, 2020 through October 31, 2021	November 1, 2021 through April 30, 2022	November 1, 2020 through October 31, 2021	November 1, 2021 through April 30, 2022	November 1, 2020 through October 31, 2021
	(Unaudited)		(Unaudited)		(Unaudited)
AMOUNT ($)
Retirement Class
Net proceeds from sale of shares	N/A	N/A	$10,572	$488	$31,381	$65,042
Net proceeds from redemption fees	N/A	N/A	—	—	—	—
Reinvested distributions	N/A	N/A	1,921	229	81,741	28,102
Cost of shares reacquired	N/A	N/A	(3,802)	(123)	(29,784)	(130,204)
Cost of shares reacquired through in-kind redemptions	N/A	N/A	—	—	—	—
Net increase/(decrease) in net assets	N/A	N/A	$8,691	$594	$83,338	$(37,060)
Institutional Class
Net proceeds from sale of shares	$24,979	$41,708	$12,912	$14,611	$136,967	$133,378
Net proceeds from redemption fees	—	—	—	—	—	—
Reinvested distributions	33	27	3,015	209	140,465	49,341
Cost of shares reacquired	(21,002)	(54,859)	(4,798)	(1,000)	(130,126)	(253,829)
Cost of shares reacquired through in-kind redemptions	—	—	—	—	—	—
Net increase/(decrease) in net assets	$4,010	$(13,124)	$11,129	$13,820	$147,306	$(71,110)
Administrative Class
Net proceeds from sale of shares	$610	$1,073	N/A	N/A	$64	$139
Reinvested distributions	1	1	N/A	N/A	230	76
Cost of shares reacquired	(527)	(1,852)	N/A	N/A	(173)	(321)
Net increase/(decrease) in net assets	$84	$(778)	N/A	N/A	$121	$(106)
Investor Class
Net proceeds from sale of shares	N/A	N/A	$292	$67	$1,137	$2,733
Reinvested distributions	N/A	N/A	11	—	2,182	652
Cost of shares reacquired	N/A	N/A	(35)	(18)	(1,293)	(3,148)
Net increase/(decrease) in net assets	N/A	N/A	$268	$49	$2,026	$237
The accompanying notes are an integral part of the Financial Statements.

Harbor Small Cap Value Fund		Harbor Strategic Growth Fund
November 1, 2021 through April 30, 2022	November 1, 2020 through October 31, 2021	November 1, 2021 through April 30, 2022	November 1, 2020 through October 31, 2021
(Unaudited)		(Unaudited)

$93,612	$267,607	$183	$672
—	—	—	—
21,850	1,313	640	224
(68,759)	(109,819)	(1,168)	(1,742)
—	—	—	—
$46,703	$159,101	$(345)	$(846)

$159,274	$682,727	$4,494	$13,781
—	—	—	—
99,186	6,427	8,717	3,446
(495,112)	(597,683)	(28,944)	(38,500)
—	—	—	—
$(236,652)	$91,471	$(15,733)	$(21,273)

$605	$3,183	$—	$38
557	29	4	1
(1,399)	(5,544)	(3)	(20)
$(237)	$(2,332)	$1	$19

$3,188	$11,816	$238	$245
3,282	83	78	17
(20,830)	(19,859)	(146)	(70)
$(14,360)	$(7,960)	$170	$192

Harbor Funds
Statements of Changes in Net Assets—Capital Stock Activity—Continued

(All amounts in thousands)

	Harbor Capital Appreciation Fund		Harbor Convertible Securities Fund		Harbor Core Bond Fund
	November 1, 2021 through April 30, 2022	November 1, 2020 through October 31, 2021	November 1, 2021 through April 30, 2022	November 1, 2020 through October 31, 2021	November 1, 2021 through April 30, 2022	November 1, 2020 through October 31, 2021
	(Unaudited)		(Unaudited)		(Unaudited)
SHARES
Retirement Class
Shares sold	15,563	21,785	23	36	131	835
Shares issued due to reinvestment of distributions	16,588	10,669	438	265	47	122
Shares reacquired	(11,676)	(37,566)	(51)	(36)	(829)	(173)
Shares reacquired through in-kind redemptions	(1,381)	—	—	—	—	—
Net increase/(decrease) in shares outstanding	19,094	(5,112)	410	265	(651)	784
Institutional Class
Shares sold	19,544	34,845	1,157	3,738	417	3,947
Shares issued due to reinvestment of distributions	42,475	29,172	1,708	881	127	337
Shares reacquired	(44,036)	(54,624)	(2,057)	(2,192)	(3,719)	(2,093)
Shares reacquired through in-kind redemptions	(5,620)	(35,668)	—	—	—	—
Net increase/(decrease) in shares outstanding	12,363	(26,275)	808	2,427	(3,175)	2,191
Administrative Class
Shares sold	320	1,186	—	—	N/A	N/A
Shares issued due to reinvestment of distributions	643	509	1	1	N/A	N/A
Shares reacquired	(1,098)	(2,615)	—	—	N/A	N/A
Net increase/(decrease) in shares outstanding	(135)	(920)	1	1	N/A	N/A
Investor Class
Shares sold	993	2,817	10	77	N/A	N/A
Shares issued due to reinvestment of distributions	2,706	1,706	31	19	N/A	N/A
Shares reacquired	(2,786)	(4,798)	(55)	(81)	N/A	N/A
Net increase/(decrease) in shares outstanding	913	(275)	(14)	15	N/A	N/A
The accompanying notes are an integral part of the Financial Statements.

Harbor Core Plus Fund		Harbor Disruptive Innovation Fund		Harbor Diversified International All Cap Fund		Harbor Emerging Markets Equity Fund		Harbor Focused International Fund
November 1, 2021 through April 30, 2022	November 1, 2020 through October 31, 2021	November 1, 2021 through April 30, 2022	November 1, 2020 through October 31, 2021	November 1, 2021 through April 30, 2022	November 1, 2020 through October 31, 2021	November 1, 2021 through April 30, 2022	November 1, 2020 through October 31, 2021	November 1, 2021 through April 30, 2022	November 1, 2020 through October 31, 2021
(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

1,675	2,958	939	2,309	5,601	24,690	60	67	333	179
336	463	3,230	726	4,733	544	106	565	78	23
(2,268)	(2,600)	(1,777)	(3,539)	(15,718)	(15,525)	(1,526)	(1,605)	(282)	(138)
—	—	—	—	—	—	—	—	—	—
(257)	821	2,392	(504)	(5,384)	9,709	(1,360)	(973)	129	64

4,568	14,403	4,816	9,890	4,545	12,409	291	866	12	99
2,358	4,042	7,775	2,218	1,573	203	724	387	60	19
(19,242)	(53,673)	(9,961)	(15,082)	(2,642)	(12,674)	(768)	(1,038)	(199)	(41)
—	—	—	—	—	—	—	—	—	—
(12,316)	(35,228)	2,630	(2,974)	3,476	(62)	247	215	(127)	77

104	196	23	145	81	116	—	—	N/A	N/A
30	43	375	50	52	5	1	1	N/A	N/A
(161)	(288)	(89)	(80)	(31)	(83)	—	(1)	N/A	N/A
(27)	(49)	309	115	102	38	1	—	N/A	N/A

N/A	N/A	1,445	4,063	89	84	250	317	—	5
N/A	N/A	4,405	747	54	4	245	129	1	—
N/A	N/A	(4,709)	(3,437)	(73)	(45)	(364)	(249)	(5)	—
N/A	N/A	1,141	1,373	70	43	131	197	(4)	5

Harbor Funds
Statements of Changes in Net Assets—Capital Stock Activity—Continued

(All amounts in thousands)

	Harbor Global Leaders Fund		Harbor High-Yield Bond Fund		Harbor International Fund
	November 1, 2021 through April 30, 2022	November 1, 2020 through October 31, 2021	November 1, 2021 through April 30, 2022	November 1, 2020 through October 31, 2021	November 1, 2021 through April 30, 2022	November 1, 2020 through October 31, 2021
	(Unaudited)		(Unaudited)		(Unaudited)
SHARES
Retirement Class
Shares sold	35	196	1,070	2,797	665	2,222
Shares issued due to reinvestment of distributions	60	45	193	466	402	253
Shares reacquired	(22)	(181)	(1,986)	(6,821)	(7,523)	(8,345)
Shares reacquired through in-kind redemptions	—	—	—	—	—	—
Net increase/(decrease) in shares outstanding	73	60	(723)	(3,558)	(6,456)	(5,870)
Institutional Class
Shares sold	156	586	4,447	4,738	10,512	6,787
Shares issued due to reinvestment of distributions	227	178	553	1,353	1,406	711
Shares reacquired	(695)	(908)	(7,694)	(10,634)	(11,877)	(14,570)
Shares reacquired through in-kind redemptions	—	—	—	—	—	—
Net increase/(decrease) in shares outstanding	(312)	(144)	(2,694)	(4,543)	41	(7,072)
Administrative Class
Shares sold	3	6	1	31	12	34
Shares issued due to reinvestment of distributions	5	4	1	3	6	2
Shares reacquired	(7)	(30)	(27)	(32)	(33)	(150)
Net increase/(decrease) in shares outstanding	1	(20)	(25)	2	(15)	(114)
Investor Class
Shares sold	11	96	450	1,113	179	590
Shares issued due to reinvestment of distributions	74	53	49	104	139	59
Shares reacquired	(190)	(133)	(615)	(1,605)	(808)	(1,792)
Net increase/(decrease) in shares outstanding	(105)	16	(116)	(388)	(490)	(1,143)
The accompanying notes are an integral part of the Financial Statements.

Harbor International Growth Fund		Harbor International Small Cap Fund		Harbor Large Cap Value Fund		Harbor Mid Cap Fund		Harbor Mid Cap Value Fund
November 1, 2021 through April 30, 2022	November 1, 2020 through October 31, 2021	November 1, 2021 through April 30, 2022	November 1, 2020 through October 31, 2021	November 1, 2021 through April 30, 2022	November 1, 2020 through October 31, 2021	November 1, 2021 through April 30, 2022	November 1, 2020 through October 31, 2021	November 1, 2021 through April 30, 2022	November 1, 2020 through October 31, 2021
(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

239	482	119	357	6,408	31,967	157	2,445	179	1,345
488	48	50	3	1,384	1,253	56	4	31	46
(595)	(2,803)	(175)	(262)	(7,885)	(8,155)	(173)	(379)	(464)	(918)
—	—	—	—	—	—	—	—	—	—
132	(2,273)	(6)	98	(93)	25,065	40	2,070	(254)	473

2,112	5,719	960	781	5,016	19,767	112	1,149	1,488	4,193
1,930	139	220	24	1,239	1,335	36	1	177	366
(7,367)	(7,135)	(352)	(51)	(8,346)	(27,387)	(12)	(28)	(3,077)	(6,827)
—	—	—	—	—	—	—	—	—	—
(3,325)	(1,277)	828	754	(2,091)	(6,285)	136	1,122	(1,412)	(2,268)

1	19	3	2	3	25	N/A	N/A	15	61
2	—	2	1	5	21	N/A	N/A	1	4
(9)	(17)	—	(2)	(14)	(549)	N/A	N/A	(27)	(204)
(6)	2	5	1	(6)	(503)	N/A	N/A	(11)	(139)

18	142	15	106	169	336	15	45	84	439
49	4	8	—	38	40	1	—	12	29
(44)	(1,296)	(67)	(21)	(239)	(409)	(12)	(22)	(113)	(776)
23	(1,150)	(44)	85	(32)	(33)	4	23	(17)	(308)

Harbor Funds
Statements of Changes in Net Assets—Capital Stock Activity—Continued

(All amounts in thousands)

	Harbor Money Market Fund		Harbor Overseas Fund		Harbor Small Cap Growth Fund
	November 1, 2021 through April 30, 2022	November 1, 2020 through October 31, 2021	November 1, 2021 through April 30, 2022	November 1, 2020 through October 31, 2021	November 1, 2021 through April 30, 2022	November 1, 2020 through October 31, 2021
	(Unaudited)		(Unaudited)		(Unaudited)
SHARES
Retirement Class
Shares sold	N/A	N/A	894	36	2,224	3,479
Shares issued due to reinvestment of distributions	N/A	N/A	156	19	5,657	1,558
Shares reacquired	N/A	N/A	(324)	(10)	(2,014)	(6,960)
Shares reacquired through in-kind redemptions	N/A	N/A	—	—	—	—
Net increase/(decrease) in shares outstanding	N/A	N/A	726	45	5,867	(1,923)
Institutional Class
Shares sold	24,979	41,708	1,042	1,117	9,989	7,150
Shares issued due to reinvestment of distributions	33	27	246	18	9,795	2,749
Shares reacquired	(21,002)	(54,859)	(408)	(71)	(8,654)	(13,547)
Shares reacquired through in-kind redemptions	—	—	—	—	—	—
Net increase/(decrease) in shares outstanding	4,010	(13,124)	880	1,064	11,130	(3,648)
Administrative Class
Shares sold	610	1,073	N/A	N/A	5	8
Shares issued due to reinvestment of distributions	1	1	N/A	N/A	19	5
Shares reacquired	(527)	(1,852)	N/A	N/A	(15)	(19)
Net increase/(decrease) in shares outstanding	84	(778)	N/A	N/A	9	(6)
Investor Class
Shares sold	N/A	N/A	24	5	94	175
Shares issued due to reinvestment of distributions	N/A	N/A	1	—	193	43
Shares reacquired	N/A	N/A	(2)	(2)	(115)	(203)
Net increase/(decrease) in shares outstanding	N/A	N/A	23	3	172	15
The accompanying notes are an integral part of the Financial Statements.

Harbor Small Cap Value Fund		Harbor Strategic Growth Fund
November 1, 2021 through April 30, 2022	November 1, 2020 through October 31, 2021	November 1, 2021 through April 30, 2022	November 1, 2020 through October 31, 2021
(Unaudited)		(Unaudited)

2,246	6,313	6	23
548	33	22	8
(1,649)	(2,559)	(42)	(62)
—	—	—	—
1,145	3,787	(14)	(31)

3,802	16,047	152	472
2,486	163	295	128
(12,038)	(14,020)	(1,000)	(1,318)
—	—	—	—
(5,750)	2,190	(553)	(718)

14	74	—	1
14	1	—	—
(34)	(128)	—	—
(6)	(53)	—	1

78	287	8	9
85	2	3	1
(511)	(486)	(5)	(3)
(348)	(197)	6	7

Harbor Funds Financial Highlights
Selected Data for a Share Outstanding for the Periods Presented

HARBOR CAPITAL APPRECIATION FUND
	Retirement Class
	6-Month Period Ended April 30, 2022	Year Ended October 31,
		2021	2020	2019	2018	2017
	(Unaudited)
Net asset value beginning of period	$124.89	$99.19	$75.79	$73.98	$75.34	$60.37
Income from Investment Operations
Net investment income/(loss)[a,e]	(0.06)	(0.27)	(0.08)	0.13	0.23	0.16
Net realized and unrealized gain/(loss) on investments	(31.28)	38.73	30.27	8.54	6.50	18.40
Total from investment operations	(31.34)	38.46	30.19	8.67	6.73	18.56
Less Distributions
Dividends from net investment income	—	—	(0.12)	(0.21)	(0.17)	(0.10)
Distributions from net realized capital gains	(18.79)	(12.76)	(6.67)	(6.65)	(7.92)	(3.49)
Total distributions	(18.79)	(12.76)	(6.79)	(6.86)	(8.09)	(3.59)
Net asset value end of period	74.76	124.89	99.19	75.79	73.98	75.34
Net assets end of period (000s)	$8,243,038	$11,385,191	$9,549,061	$6,970,617	$5,393,675	$2,892,484
Ratios and Supplemental Data (%)
Total return[b]	(28.43)%[c]	41.33%	42.79%	13.73%	9.50%	32.62%
Ratio of total expenses to average net assets^	0.64[d]	0.63	0.64	0.63	0.62	0.63
Ratio of net expenses to average net assets[a]	0.57[d]	0.57	0.58	0.58	0.57	0.59
Ratio of net investment income/(loss) to average net assets[a]	(0.13)[d]	(0.25)	(0.09)	0.18	0.30	0.23
Portfolio turnover	20[c]	48	51	40	40	52

	Administrative Class
	6-Month Period Ended April 30, 2022	Year Ended October 31,
		2021	2020	2019	2018	2017
	(Unaudited)
Net asset value beginning of period	$120.94	$96.68	$74.15	$72.54	$74.08	$59.50
Income from Investment Operations
Net investment income/(loss)[a,e]	(0.22)	(0.61)	(0.34)	(0.09)	(0.01)	(0.04)
Net realized and unrealized gain/(loss) on investments	(30.12)	37.63	29.54	8.35	6.39	18.11
Total from investment operations	(30.34)	37.02	29.20	8.26	6.38	18.07
Less Distributions
Dividends from net investment income	—	—	—	—	—	—
Distributions from net realized capital gains	(18.79)	(12.76)	(6.67)	(6.65)	(7.92)	(3.49)
Total distributions	(18.79)	(12.76)	(6.67)	(6.65)	(7.92)	(3.49)
Net asset value end of period	71.81	120.94	96.68	74.15	72.54	74.08
Net assets end of period (000s)	$236,467	$414,600	$420,324	$345,550	$448,241	$493,860
Ratios and Supplemental Data (%)
Total return[b]	(28.54)%[c]	40.86%	42.32%	13.35%	9.16%	32.20%
Ratio of total expenses to average net assets^	0.97[d]	0.96	0.97	0.96	0.95	0.96
Ratio of net expenses to average net assets[a]	0.90[d]	0.90	0.91	0.91	0.90	0.90
Ratio of net investment income/(loss) to average net assets[a]	(0.46)[d]	(0.57)	(0.41)	(0.13)	(0.01)	(0.06)
Portfolio turnover	20[c]	48	51	40	40	52
See page 157 for notes to the Financial Highlights.
The accompanying notes are an integral part of the Financial Statements.

Institutional Class
6-Month Period Ended April 30, 2022	Year Ended October 31,
	2021	2020	2019	2018	2017
(Unaudited)
$124.78	$99.18	$75.78	$73.97	$75.32	$60.36

(0.10)	(0.36)	(0.14)	0.08	0.18	0.13
(31.24)	38.72	30.26	8.53	6.50	18.38
(31.34)	38.36	30.12	8.61	6.68	18.51

—	—	(0.05)	(0.15)	(0.11)	(0.06)
(18.79)	(12.76)	(6.67)	(6.65)	(7.92)	(3.49)
(18.79)	(12.76)	(6.72)	(6.80)	(8.03)	(3.55)
74.65	124.78	99.18	75.78	73.97	75.32
$18,214,845	$28,902,862	$25,579,181	$21,311,587	$22,366,214	$23,896,840

(28.46)%[c]	41.22%	42.68%	13.63%	9.44%	32.52%
0.72[d]	0.71	0.72	0.71	0.70	0.71
0.65[d]	0.65	0.66	0.66	0.65	0.65
(0.21)[d]	(0.33)	(0.16)	0.11	0.23	0.20
20[c]	48	51	40	40	52

Investor Class
6-Month Period Ended April 30, 2022	Year Ended October 31,
	2021	2020	2019	2018	2017
(Unaudited)
$117.30	$94.19	$72.48	$71.15	$72.88	$58.66

(0.25)	(0.72)	(0.43)	(0.17)	(0.10)	(0.11)
(29.09)	36.59	28.81	8.15	6.29	17.82
(29.34)	35.87	28.38	7.98	6.19	17.71

—	—	—	—	—	—
(18.79)	(12.76)	(6.67)	(6.65)	(7.92)	(3.49)
(18.79)	(12.76)	(6.67)	(6.65)	(7.92)	(3.49)
69.17	117.30	94.19	72.48	71.15	72.88
$985,884	$1,564,732	$1,282,355	$1,083,896	$1,327,790	$1,531,809

(28.58)%[c]	40.71%	42.15%	13.21%	9.03%	32.04%
1.08[d]	1.08	1.09	1.08	1.07	1.08
1.01[d]	1.01	1.03	1.03	1.02	1.02
(0.57)[d]	(0.69)	(0.53)	(0.25)	(0.13)	(0.17)
20[c]	48	51	40	40	52

Harbor Funds Financial Highlights—Continued
Selected Data for a Share Outstanding for the Periods Presented

HARBOR CONVERTIBLE SECURITIES FUND
	Retirement Class
	6-Month Period Ended April 30, 2022	Year Ended October 31,
		2021	2020	2019	2018	2017
	(Unaudited)
Net asset value beginning of period	$13.69	$12.49	$10.82	$10.47	$11.27	$10.53
Income from Investment Operations
Net investment income/(loss)[a,e]	0.01	0.02	0.07	0.10	0.10	0.14
Net realized and unrealized gain/(loss) on investments	(1.39)	2.43	2.02	0.92	0.19	0.78
Total from investment operations	(1.38)	2.45	2.09	1.02	0.29	0.92
Less Distributions
Dividends from net investment income	(0.06)	(0.09)	(0.09)	(0.18)	(0.09)	(0.18)
Distributions from net realized capital gains	(1.61)	(1.16)	(0.33)	(0.49)	(1.00)	—
Total distributions	(1.67)	(1.25)	(0.42)	(0.67)	(1.09)	(0.18)
Proceeds from redemption fees	N/A	—*	—*	—*	—*	—*
Net asset value end of period	10.64	13.69	12.49	10.82	10.47	11.27
Net assets end of period (000s)	$36,406	$41,250	$34,307	$24,697	$25,412	$24,585
Ratios and Supplemental Data (%)
Total return[b]	(10.90)%[c]	20.23%	19.93%	10.48%	2.80%	8.81%
Ratio of total expenses to average net assets^	0.73[d]	0.73	0.74	0.74	0.74	0.72
Ratio of net expenses to average net assets[a]	0.67[d]	0.67	0.69	0.69	0.69	0.67
Ratio of net investment income/(loss) to average net assets[a]	0.17[d]	0.15	0.60	0.98	0.95	1.24
Portfolio turnover	51[c]	50	101	74	94	102

	Administrative Class
	6-Month Period Ended April 30, 2022	Year Ended October 31,
		2021	2020	2019	2018	2017
	(Unaudited)
Net asset value beginning of period	$13.63	$12.46	$10.80	$10.44	$11.26	$10.53
Income from Investment Operations
Net investment income/(loss)[a,e]	(0.01)	(0.02)	0.03	0.07	0.07	0.10
Net realized and unrealized gain/(loss) on investments	(1.39)	2.42	2.01	0.91	0.17	0.77
Total from investment operations	(1.40)	2.40	2.04	0.98	0.24	0.87
Less Distributions
Dividends from net investment income	(0.03)	(0.07)	(0.05)	(0.13)	(0.06)	(0.14)
Distributions from net realized capital gains	(1.61)	(1.16)	(0.33)	(0.49)	(1.00)	—
Total distributions	(1.64)	(1.23)	(0.38)	(0.62)	(1.06)	(0.14)
Proceeds from redemption fees	N/A	—*	—*	—*	—*	—*
Net asset value end of period	10.59	13.63	12.46	10.80	10.44	11.26
Net assets end of period (000s)	$75	$85	$70	$59	$53	$395
Ratios and Supplemental Data (%)
Total return[b]	(11.09)%[c]	19.87%	19.48%	10.11%	2.27%	8.37%
Ratio of total expenses to average net assets^	1.06[d]	1.06	1.07	1.07	1.07	1.04
Ratio of net expenses to average net assets[a]	1.00[d]	1.00	1.02	1.02	1.01	1.00
Ratio of net investment income/(loss) to average net assets[a]	(0.16)[d]	(0.18)	0.29	0.64	0.63	0.93
Portfolio turnover	51[c]	50	101	74	94	102
See page 157 for notes to the Financial Highlights.
The accompanying notes are an integral part of the Financial Statements.

Institutional Class
6-Month Period Ended April 30, 2022	Year Ended October 31,
	2021	2020	2019	2018	2017
(Unaudited)
$13.68	$12.48	$10.83	$10.48	$11.27	$10.53

0.01	0.01	0.06	0.09	0.09	0.13
(1.40)	2.43	2.00	0.92	0.20	0.78
(1.39)	2.44	2.06	1.01	0.29	0.91

(0.05)	(0.08)	(0.08)	(0.17)	(0.08)	(0.17)
(1.61)	(1.16)	(0.33)	(0.49)	(1.00)	—
(1.66)	(1.24)	(0.41)	(0.66)	(1.08)	(0.17)
N/A	—*	—*	—*	—*	—*
10.63	13.68	12.48	10.83	10.48	11.27
$134,267	$161,772	$117,269	$114,130	$93,424	$87,391

(10.98)%[c]	20.18%	19.63%	10.39%	2.82%	8.74%
0.81[d]	0.81	0.82	0.82	0.82	0.79
0.75[d]	0.75	0.77	0.77	0.76	0.76
0.09[d]	0.06	0.55	0.89	0.88	1.18
51[c]	50	101	74	94	102

Investor Class
6-Month Period Ended April 30, 2022	Year Ended October 31,
	2021	2020	2019	2018	2017
(Unaudited)
$13.62	$12.46	$10.80	$10.45	$11.25	$10.52

(0.02)	(0.04)	0.02	0.05	0.05	0.09
(1.39)	2.43	2.00	0.92	0.19	0.77
(1.41)	2.39	2.02	0.97	0.24	0.86

(0.02)	(0.07)	(0.03)	(0.13)	(0.04)	(0.13)
(1.61)	(1.16)	(0.33)	(0.49)	(1.00)	—
(1.63)	(1.23)	(0.36)	(0.62)	(1.04)	(0.13)
N/A	—*	—*	—*	—*	—*
10.58	13.62	12.46	10.80	10.45	11.25
$2,061	$2,853	$2,420	$2,066	$1,861	$2,015

(11.15)%[c]	19.76%	19.33%	9.99%	2.35%	8.26%
1.17[d]	1.17	1.19	1.19	1.19	1.16
1.11[d]	1.11	1.14	1.14	1.13	1.12
(0.27)[d]	(0.29)	0.17	0.52	0.51	0.81
51[c]	50	101	74	94	102

Harbor Funds Financial Highlights—Continued
Selected Data for a Share Outstanding for the Periods Presented

HARBOR CORE BOND FUND
	Retirement Class
	6-Month Period Ended April 30, 2022	Year Ended October 31,
		2021	2020	2019	2018[j]
	(Unaudited)
Net asset value beginning of period	$10.61	$11.06	$10.64	$9.84	$10.00
Income from Investment Operations
Net investment income/(loss)[a,e]	0.10	0.19	0.26	0.31	0.12
Net realized and unrealized gain/(loss) on investments	(1.11)	(0.19)	0.50	0.79	(0.19)
Total from investment operations	(1.01)	—	0.76	1.10	(0.07)
Less Distributions
Dividends from net investment income	(0.16)	(0.23)	(0.27)	(0.30)	(0.09)
Distributions from net realized capital gains	—	(0.22)	(0.07)	—	—
Total distributions	(0.16)	(0.45)	(0.34)	(0.30)	(0.09)
Net asset value end of period	9.44	10.61	11.06	10.64	9.84
Net assets end of period (000s)	$26,359	$36,557	$29,428	$5,298	$3,061
Ratios and Supplemental Data (%)
Total return[b]	(9.64)%[c]	(0.01)%	7.36%	11.34%	(0.73)%[c]
Ratio of total expenses to average net assets^	0.36[d]	0.43	0.43	0.45	0.77[d]
Ratio of net expenses to average net assets[a]	0.28[d]	0.37	0.37	0.37	0.37[d]
Ratio of net investment income/(loss) to average net assets[a]	1.93[d]	1.77	2.35	2.98	2.98[d]
Portfolio turnover	16[c]	47	70	61	97[c]
See page 157 for notes to the Financial Highlights.
The accompanying notes are an integral part of the Financial Statements.

Institutional Class
6-Month Period Ended April 30, 2022	Year Ended October 31,
	2021	2020	2019	2018[j]
(Unaudited)
$10.61	$11.06	$10.64	$9.84	$10.00

0.09	0.18	0.26	0.30	0.12
(1.11)	(0.19)	0.50	0.79	(0.19)
(1.02)	(0.01)	0.76	1.09	(0.07)

(0.15)	(0.22)	(0.27)	(0.29)	(0.09)
—	(0.22)	(0.07)	—	—
(0.15)	(0.44)	(0.34)	(0.29)	(0.09)
9.44	10.61	11.06	10.64	9.84
$64,217	$105,931	$86,173	$79,458	$52,249

(9.68)%[c]	(0.09)%	7.28%	11.26%	(0.75)%[c]
0.44[d]	0.51	0.51	0.53	0.85[d]
0.36[d]	0.45	0.45	0.45	0.45[d]
1.81[d]	1.70	2.35	2.89	2.86[d]
16[c]	47	70	61	97[c]

Harbor Funds Financial Highlights—Continued
Selected Data for a Share Outstanding for the Periods Presented

HARBOR CORE PLUS FUND
	Retirement Class
	6-Month Period Ended April 30, 2022[q]	Year Ended October 31,
		2021	2020	2019	2018[j]
	(Unaudited)
Net asset value beginning of period	$12.06	$12.35	$11.90	$11.09	$11.28
Income from Investment Operations
Net investment income/(loss)[a,e]	0.16	0.32	0.31	0.38	0.16
Net realized and unrealized gain/(loss) on investments	(1.24)	(0.21)	0.49	0.80	(0.16)
Total from investment operations	(1.08)	0.11	0.80	1.18	—*
Less Distributions
Dividends from net investment income	(0.25)	(0.27)	(0.35)	(0.37)	(0.19)
Distributions from net realized capital gains	(0.02)	(0.13)	—	—	—
Total distributions	(0.27)	(0.40)	(0.35)	(0.37)	(0.19)
Net asset value end of period	10.71	12.06	12.35	11.90	11.09
Net assets end of period (000s)	$150,658	$172,699	$166,740	$12,802	$6,921
Ratios and Supplemental Data (%)
Total return[b]	(9.13)%[c]	0.88%	6.82%	10.84%	0.01%[c]
Ratio of total expenses to average net assets^	0.43[d]	0.53	0.58	1.06	1.16[d]
Ratio of net expenses to average net assets[a]	0.37[d]	0.43	0.48	0.96	1.06[d]
Ratio of net expenses excluding interest expense to average net assets[a]	0.37[d]	0.43	0.43	0.43	0.43[d]
Ratio of net investment income/(loss) to average net assets[a]	2.81[d]	2.63	2.56	3.30	3.44[d]
Portfolio turnover	169[c]	370	558	644	674[c]

	Administrative Class
	6-Month Period Ended April 30, 2022[q]	Year Ended October 31,
		2021	2020	2019	2018	2017
	(Unaudited)
Net asset value beginning of period	$12.08	$12.37	$11.92	$11.11	$11.69	$11.89
Income from Investment Operations
Net investment income/(loss)[a,e]	0.14	0.28	0.28	0.35	0.31	0.34
Net realized and unrealized gain/(loss) on investments	(1.24)	(0.21)	0.48	0.79	(0.53)	(0.05)
Total from investment operations	(1.10)	0.07	0.76	1.14	(0.22)	0.29
Less Distributions
Dividends from net investment income	(0.23)	(0.23)	(0.31)	(0.33)	(0.36)	(0.32)
Distributions from net realized capital gains	(0.02)	(0.13)	—	—	—	(0.17)
Total distributions	(0.25)	(0.36)	(0.31)	(0.33)	(0.36)	(0.49)
Net asset value end of period	10.73	12.08	12.37	11.92	11.11	11.69
Net assets end of period (000s)	$15,063	$17,270	$18,302	$19,498	$31,111	$30,376
Ratios and Supplemental Data (%)
Total return[b]	(9.26)%[c]	0.54%	6.44%	10.44%	(1.88)%	2.56%
Ratio of total expenses to average net assets^	0.76[d]	0.86	0.97	1.39	1.16	0.88
Ratio of net expenses to average net assets[a]	0.70[d]	0.76	0.87	1.29	1.06	0.79
Ratio of net expenses excluding interest expense to average net assets[a]	0.70[d]	0.76	0.76	0.76	0.76	0.76
Ratio of net investment income/(loss) to average net assets[a]	2.48[d]	2.29	2.32	3.01	2.69	2.90
Portfolio turnover	169[c]	370	558	644	674	654
See page 157 for notes to the Financial Highlights.
The accompanying notes are an integral part of the Financial Statements.

Institutional Class
6-Month Period Ended April 30, 2022[q]	Year Ended October 31,
	2021	2020	2019	2018	2017
(Unaudited)
$12.07	$12.36	$11.91	$11.10	$11.68	$11.88

0.16	0.31	0.31	0.37	0.33	0.36
(1.25)	(0.21)	0.48	0.80	(0.52)	(0.04)
(1.09)	0.10	0.79	1.17	(0.19)	0.32

(0.24)	(0.26)	(0.34)	(0.36)	(0.39)	(0.35)
(0.02)	(0.13)	—	—	—	(0.17)
(0.26)	(0.39)	(0.34)	(0.36)	(0.39)	(0.52)
10.72	12.07	12.36	11.91	11.10	11.68
$1,090,665	$1,376,349	$1,844,961	$1,958,600	$1,899,680	$2,159,390

(9.16)%[c]	0.79%	6.72%	10.74%	(1.63)%	2.82%
0.52[d]	0.61	0.73	1.14	0.90	0.63
0.45[d]	0.51	0.62	1.04	0.80	0.54
0.45[d]	0.51	0.51	0.51	0.51	0.51
2.73[d]	2.52	2.58	3.23	2.93	3.15
169[c]	370	558	644	674	654

Harbor Funds Financial Highlights—Continued
Selected Data for a Share Outstanding for the Periods Presented

HARBOR DISRUPTIVE INNOVATION FUND
	Retirement Class
	6-Month Period Ended April 30, 2022	Year Ended October 31,
		2021[i]	2020	2019	2018	2017
	(Unaudited)
Net asset value beginning of period	$14.40	$12.93	$10.91	$10.88	$11.25	$8.58
Income from Investment Operations
Net investment income/(loss)[a,e]	(0.01)	(0.08)	(0.06)	(0.04)	(0.03)	0.01
Net realized and unrealized gain/(loss) on investments	(3.81)	3.48	4.25	1.85	0.88	2.66
Total from investment operations	(3.82)	3.40	4.19	1.81	0.85	2.67
Less Distributions
Dividends from net investment income	—	—	—	—	—	—
Distributions from net realized capital gains	(5.42)	(1.93)	(2.17)	(1.78)	(1.22)	—
Total distributions	(5.42)	(1.93)	(2.17)	(1.78)	(1.22)	—
Net asset value end of period	5.16	14.40	12.93	10.91	10.88	11.25
Net assets end of period (000s)	$35,419	$64,310	$64,242	$31,265	$144,137	$127,446
Ratios and Supplemental Data (%)
Total return[b]	(37.24)%[c]	27.41%	46.03%	21.38%	8.02%	31.12%
Ratio of total expenses to average net assets^	0.83[d]	0.85	0.83	0.82	0.80	0.81
Ratio of net expenses to average net assets[a]	0.50[d]	0.74	0.79	0.81	0.80	0.81
Ratio of net investment income/(loss) to average net assets[a]	(0.15)[d]	(0.56)	(0.53)	(0.37)	(0.28)	0.07
Portfolio turnover	41[c]	182	113	70	85	87

	Administrative Class
	6-Month Period Ended April 30, 2022	Year Ended October 31,
		2021[i]	2020	2019	2018	2017
	(Unaudited)
Net asset value beginning of period	$13.08	$11.93	$10.26	$10.37	$10.81	$8.27
Income from Investment Operations
Net investment income/(loss)[a,e]	(0.02)	(0.11)	(0.08)	(0.06)	(0.06)	(0.04)
Net realized and unrealized gain/(loss) on investments	(3.31)	3.19	3.92	1.73	0.84	2.58
Total from investment operations	(3.33)	3.08	3.84	1.67	0.78	2.54
Less Distributions
Dividends from net investment income	—	—	—	—	—	—
Distributions from net realized capital gains	(5.42)	(1.93)	(2.17)	(1.78)	(1.22)	—
Total distributions	(5.42)	(1.93)	(2.17)	(1.78)	(1.22)	—
Net asset value end of period	4.33	13.08	11.93	10.26	10.37	10.81
Net assets end of period (000s)	$3,165	$5,518	$3,666	$2,687	$26,936	$110,114
Ratios and Supplemental Data (%)
Total return[b]	(37.25)%[c]	26.98%	45.42%	21.04%	7.68%	30.71%
Ratio of total expenses to average net assets^	1.16[d]	1.17	1.16	1.15	1.13	1.13
Ratio of net expenses to average net assets[a]	0.83[d]	1.06	1.12	1.14	1.12	1.12
Ratio of net investment income/(loss) to average net assets[a]	(0.48)[d]	(0.88)	(0.84)	(0.66)	(0.55)	(0.45)
Portfolio turnover	41[c]	182	113	70	85	87
See page 157 for notes to the Financial Highlights.
The accompanying notes are an integral part of the Financial Statements.

Institutional Class
6-Month Period Ended April 30, 2022	Year Ended October 31,
	2021[i]	2020	2019	2018	2017
(Unaudited)
$14.31	$12.87	$10.88	$10.86	$11.24	$8.58

(0.01)	(0.09)	(0.06)	(0.05)	(0.04)	(0.01)
(3.77)	3.46	4.22	1.85	0.88	2.67
(3.78)	3.37	4.16	1.80	0.84	2.66

—	—	—	—	—	—
(5.42)	(1.93)	(2.17)	(1.78)	(1.22)	—
(5.42)	(1.93)	(2.17)	(1.78)	(1.22)	—
5.11	14.31	12.87	10.88	10.86	11.24
$92,225	$220,842	$236,863	$198,544	$158,680	$145,914

(37.15)%[c]	27.29%	45.84%	21.32%	7.94%	31.00%
0.91[d]	0.93	0.91	0.90	0.88	0.88
0.58[d]	0.82	0.87	0.89	0.87	0.87
(0.23)[d]	(0.64)	(0.58)	(0.48)	(0.36)	(0.14)
41[c]	182	113	70	85	87

Investor Class
6-Month Period Ended April 30, 2022	Year Ended October 31,
	2021[i]	2020	2019	2018	2017
(Unaudited)
$12.36	$11.37	$9.88	$10.07	$10.54	$8.07

(0.02)	(0.12)	(0.09)	(0.08)	(0.08)	(0.04)
(3.05)	3.04	3.75	1.67	0.83	2.51
(3.07)	2.92	3.66	1.59	0.75	2.47

—	—	—	—	—	—
(5.42)	(1.93)	(2.17)	(1.78)	(1.22)	—
(5.42)	(1.93)	(2.17)	(1.78)	(1.22)	—
3.87	12.36	11.37	9.88	10.07	10.54
$22,121	$56,531	$36,399	$20,891	$16,929	$20,121

37.33%[c]	26.88%	45.32%	20.83%	7.57%	30.61%
1.27[d]	1.29	1.28	1.27	1.25	1.25
0.94[d]	1.17	1.24	1.26	1.24	1.24
(0.58)[d]	(0.99)	(0.96)	(0.85)	(0.72)	(0.48)
41[c]	182	113	70	85	87

Harbor Funds Financial Highlights—Continued
Selected Data for a Share Outstanding for the Periods Presented

HARBOR DIVERSIFIED INTERNATIONAL ALL CAP FUND
	Retirement Class
	6-Month Period Ended April 30, 2022	Year Ended October 31,
		2021	2020	2019	2018	2017
	(Unaudited)
Net asset value beginning of period	$13.83	$10.25	$11.17	$10.41	$11.79	$9.77
Income from Investment Operations
Net investment income/(loss)[a,e]	0.10	0.21	0.14	0.26	0.21	0.14
Net realized and unrealized gain/(loss) on investments	(1.76)	3.50	(0.81)	0.92	(1.19)	2.01
Total from investment operations	(1.66)	3.71	(0.67)	1.18	(0.98)	2.15
Less Distributions
Dividends from net investment income	(0.23)	(0.13)	(0.25)	(0.13)	(0.12)	(0.13)
Distributions from net realized capital gains	(0.72)	—	—	(0.29)	(0.28)	—
Total distributions	(0.95)	(0.13)	(0.25)	(0.42)	(0.40)	(0.13)
Net asset value end of period	11.22	13.83	10.25	11.17	10.41	11.79
Net assets end of period (000s)	$632,105	$853,454	$533,318	$499,288	$420,056	$92,442
Ratios and Supplemental Data (%)
Total return[b]	(12.58)%[c]	36.32%	(6.25)%	11.99%	(8.55)%	22.35%
Ratio of total expenses to average net assets^	0.85[d]	0.84	0.85	0.87	0.90	0.99
Ratio of net expenses to average net assets[a]	0.72[d]	0.71	0.70	0.68	0.74	0.77
Ratio of net investment income/(loss) to average net assets[a]	1.59[d]	1.54	1.32	2.42	1.87	1.27
Portfolio turnover	14[c]	51	25	22	42	46

	Administrative Class
	6-Month Period Ended April 30, 2022	Year Ended October 31,
		2021	2020	2019	2018	2017
	(Unaudited)
Net asset value beginning of period	$13.77	$10.22	$11.14	$10.39	$11.76	$9.75
Income from Investment Operations
Net investment income/(loss)[a,e]	0.08	0.16	0.10	0.22	0.22	0.14
Net realized and unrealized gain/(loss) on investments	(1.75)	3.48	(0.80)	0.92	(1.22)	1.97
Total from investment operations	(1.67)	3.64	(0.70)	1.14	(1.00)	2.11
Less Distributions
Dividends from net investment income	(0.19)	(0.09)	(0.22)	(0.10)	(0.09)	(0.10)
Distributions from net realized capital gains	(0.72)	—	—	(0.29)	(0.28)	—
Total distributions	(0.91)	(0.09)	(0.22)	(0.39)	(0.37)	(0.10)
Net asset value end of period	11.19	13.77	10.22	11.14	10.39	11.76
Net assets end of period (000s)	$8,631	$9,213	$6,446	$6,800	$5,734	$310
Ratios and Supplemental Data (%)
Total return[b]	(12.69)%[c]	35.76%	(6.54)%	11.58%	(8.76)%	21.91%
Ratio of total expenses to average net assets^	1.18[d]	1.17	1.18	1.20	1.23	1.32
Ratio of net expenses to average net assets[a]	1.05[d]	1.04	1.03	1.01	1.06	1.10
Ratio of net investment income/(loss) to average net assets[a]	1.35[d]	1.17	0.99	2.06	1.96	1.29
Portfolio turnover	14[c]	51	25	22	42	46
See page 157 for notes to the Financial Highlights.
The accompanying notes are an integral part of the Financial Statements.

Institutional Class
6-Month Period Ended April 30, 2022	Year Ended October 31,
	2021	2020	2019	2018	2017
(Unaudited)
$13.82	$10.25	$11.17	$10.41	$11.79	$9.77

0.10	0.19	0.13	0.25	0.20	0.17
(1.76)	3.50	(0.81)	0.92	(1.18)	1.98
(1.66)	3.69	(0.68)	1.17	(0.98)	2.15

(0.22)	(0.12)	(0.24)	(0.12)	(0.12)	(0.13)
(0.72)	—	—	(0.29)	(0.28)	—
(0.94)	(0.12)	(0.24)	(0.41)	(0.40)	(0.13)
11.22	13.82	10.25	11.17	10.41	11.79
$308,917	$332,503	$247,212	$257,860	$238,470	$225,473

(12.59)%[c]	36.12%	(6.33)%	11.90%	(8.62)%	22.29%
0.93[d]	0.92	0.93	0.95	0.98	1.07
0.80[d]	0.79	0.78	0.76	0.82	0.85
1.62[d]	1.43	1.25	2.34	1.72	1.59
14[c]	51	25	22	42	46

Investor Class
6-Month Period Ended April 30, 2022	Year Ended October 31,
	2021	2020	2019	2018	2017
(Unaudited)
$13.70	$10.17	$11.08	$10.33	$11.71	$9.74

0.08	0.14	0.09	0.21	0.15	0.14
(1.75)	3.47	(0.80)	0.91	(1.17)	1.96
(1.67)	3.61	(0.71)	1.12	(1.02)	2.10

(0.17)	(0.08)	(0.20)	(0.08)	(0.08)	(0.13)
(0.72)	—	—	(0.29)	(0.28)	—
(0.89)	(0.08)	(0.20)	(0.37)	(0.36)	(0.13)
11.14	13.70	10.17	11.08	10.33	11.71
$8,966	$10,072	$7,037	$9,122	$5,456	$5,195

(12.73)%[c]	35.56%	(6.58)%	11.43%	(8.93)%	21.82%
1.29[d]	1.29	1.30	1.32	1.35	1.44
1.16[d]	1.15	1.15	1.13	1.19	1.22
1.22[d]	1.07	0.86	1.99	1.34	1.31
14[c]	51	25	22	42	46

Harbor Funds Financial Highlights—Continued
Selected Data for a Share Outstanding for the Periods Presented

HARBOR EMERGING MARKETS EQUITY FUND
	Retirement Class
	6-Month Period Ended April 30, 2022	Year Ended October 31,
		2021	2020[p]	2019	2018	2017
	(Unaudited)
Net asset value beginning of period	$11.15	$10.89	$11.01	$9.57	$10.83	$8.59
Income from Investment Operations
Net investment income/(loss)[a,e]	0.03	0.14	0.07	0.21	0.12	0.13
Net realized and unrealized gain/(loss) on investments	(1.61)	3.52	(0.02)	1.32	(1.27)	2.21
Total from investment operations	(1.58)	3.66	0.05	1.53	(1.15)	2.34
Less Distributions
Dividends from net investment income	(0.09)	(0.13)	(0.17)	(0.09)	(0.11)	(0.10)
Distributions from net realized capital gains	(3.22)	(3.27)	—	—	—	—
Total distributions	(3.31)	(3.40)	(0.17)	(0.09)	(0.11)	(0.10)
Net asset value end of period	6.26	11.15	10.89	11.01	9.57	10.83
Net assets end of period (000s)	$2,022	$18,760	$28,935	$49,052	$12,146	$4,232
Ratios and Supplemental Data (%)
Total return[b]	(18.14)%[c]	35.64%	0.36%	16.21%	(10.71)%	27.62%
Ratio of total expenses to average net assets^	1.73[d]	1.47	1.25	1.22	1.26	1.35
Ratio of net expenses to average net assets[a]	0.88[d]	0.88	0.93	1.02	1.07	1.08
Ratio of net investment income/(loss) to average net assets[a]	0.65[d]	1.24	0.63	2.05	1.16	1.32
Portfolio turnover	16[c]	103	122	53	56	59

	Administrative Class
	6-Month Period Ended April 30, 2022	Year Ended October 31,
		2021	2020[p]	2019	2018	2017
	(Unaudited)
Net asset value beginning of period	$11.46	$11.15	$11.14	$9.55	$10.80	$8.58
Income from Investment Operations
Net investment income/(loss)[a,e]	0.01	0.11	(0.01)	0.02	0.08	0.08
Net realized and unrealized gain/(loss) on investments	(1.65)	3.58	0.02	1.62	(1.25)	2.22
Total from investment operations	(1.64)	3.69	0.01	1.64	(1.17)	2.30
Less Distributions
Dividends from net investment income	(0.05)	(0.11)	—	(0.05)	(0.08)	(0.08)
Distributions from net realized capital gains	(3.22)	(3.27)	—	—	—	—
Total distributions	(3.27)	(3.38)	—	(0.05)	(0.08)	(0.08)
Net asset value end of period	6.55	11.46	11.15	11.14	9.55	10.80
Net assets end of period (000s)	$17	$20	$21	$5	$249	$275
Ratios and Supplemental Data (%)
Total return[b]	(18.14)%[c]	34.96%	0.09%	17.30%	(10.91)%	27.04%
Ratio of total expenses to average net assets^	2.06[d]	1.80	1.56	1.54	1.59	1.68
Ratio of net expenses to average net assets[a]	1.21[d]	1.21	1.25	1.40	1.40	1.40
Ratio of net investment income/(loss) to average net assets[a]	0.29[d]	0.94	(0.12)	0.16	0.77	0.85
Portfolio turnover	16[c]	103	122	53	56	59
See page 157 for notes to the Financial Highlights.
The accompanying notes are an integral part of the Financial Statements.

Institutional Class
6-Month Period Ended April 30, 2022	Year Ended October 31,
	2021	2020[p]	2019	2018	2017
(Unaudited)
$11.16	$10.89	$11.01	$9.57	$10.83	$8.59

0.02	0.14	0.08	0.12	0.14	0.11
(1.60)	3.49	(0.04)	1.41	(1.30)	2.22
(1.58)	3.63	0.04	1.53	(1.16)	2.33

(0.08)	(0.09)	(0.16)	(0.09)	(0.10)	(0.09)
(3.22)	(3.27)	—	—	—	—
(3.30)	(3.36)	(0.16)	(0.09)	(0.10)	(0.09)
6.28	11.16	10.89	11.01	9.57	10.83
$12,133	$18,810	$16,009	$49,891	$58,271	$51,849

(18.07)%[c]	35.37%	0.28%	16.13%	(10.77)%	27.54%
1.81[d]	1.55	1.33	1.30	1.34	1.43
0.96[d]	0.96	1.01	1.12	1.15	1.15
0.54[d]	1.23	0.74	1.13	1.28	1.13
16[c]	103	122	53	56	59

Investor Class
6-Month Period Ended April 30, 2022	Year Ended October 31,
	2021	2020[p]	2019	2018	2017
(Unaudited)
$11.09	$10.85	$10.96	$9.53	$10.78	$8.56

0.01	0.10	0.01	0.09	0.09	0.07
(1.59)	3.49	—*	1.39	(1.27)	2.22
(1.58)	3.59	0.01	1.48	(1.18)	2.29

(0.05)	(0.08)	(0.12)	(0.05)	(0.07)	(0.07)
(3.22)	(3.27)	—	—	—	—
(3.27)	(3.35)	(0.12)	(0.05)	(0.07)	(0.07)
6.24	11.09	10.85	10.96	9.53	10.78
$4,671	$6,839	$4,561	$519	$614	$700

(18.28)%[c]	34.94%	—%	15.56%	(11.03)%	27.00%
2.17[d]	1.91	1.69	1.67	1.71	1.80
1.32[d]	1.32	1.37	1.49	1.52	1.52
0.20[d]	0.85	0.14	0.87	0.82	0.75
16[c]	103	122	53	56	59

Harbor Funds Financial Highlights—Continued
Selected Data for a Share Outstanding for the Periods Presented

HARBOR FOCUSED INTERNATIONAL FUND
	Retirement Class				Institutional Class
	6-Month Period Ended April 30, 2022	Year Ended October 31,			6-Month Period Ended April 30, 2022	Year Ended October 31,
		2021	2020	2019[l]		2021	2020	2019[l]
	(Unaudited)				(Unaudited)
Net asset value beginning of period	$14.40	$11.94	$10.78	$10.00	$14.39	$11.93	$10.78	$10.00
Income from Investment Operations
Net investment income/(loss)[a,e]	0.01	0.03	0.06	0.03	0.01	0.02	0.05	0.02
Net realized and unrealized gain/(loss) on investments	(2.93)	2.61	1.17	0.75	(2.93)	2.61	1.16	0.76
Total from investment operations	(2.92)	2.64	1.23	0.78	(2.92)	2.63	1.21	0.78
Less Distributions
Dividends from net investment income	(0.02)	(0.04)	(0.02)	—	(0.01)	(0.03)	(0.01)	—
Distributions from net realized capital gains	(0.54)	(0.14)	(0.05)	—	(0.54)	(0.14)	(0.05)	—
Total distributions	(0.56)	(0.18)	(0.07)	—	(0.55)	(0.17)	(0.06)	—
Net asset value end of period	10.92	14.40	11.94	10.78	10.92	14.39	11.93	10.78
Net assets end of period (000s)	$18,508	$22,546	$17,928	$13,696	$17,788	$25,276	$20,040	$13,833
Ratios and Supplemental Data (%)
Total return[b]	(21.04)%[c]	22.25%	11.46%	7.80%[c]	(21.04)%[c]	22.10%	11.40%	7.80%[c]
Ratio of total expenses to average net assets^	1.03[d]	1.01	1.01	2.15[d]	1.12[d]	1.09	1.09	2.23[d]
Ratio of net expenses to average net assets[a]	0.77[d]	0.77	0.77	0.77[d]	0.85[d]	0.85	0.85	0.85[d]
Ratio of net investment income/(loss) to average net assets[a]	0.22[d]	0.23	0.50	0.60[d]	0.12[d]	0.15	0.41	0.52[d]
Portfolio turnover	30[c]	46	33	37[c]	30[c]	46	33	37[c]
See page 157 for notes to the Financial Highlights.
The accompanying notes are an integral part of the Financial Statements.

Investor Class
6-Month Period Ended April 30, 2022	Year Ended October 31,
	2021	2020	2019[l]
(Unaudited)
$14.31	$11.89	$10.76	$10.00

(0.02)	(0.03)	0.01	0.01
(2.90)	2.59	1.17	0.75
(2.92)	2.56	1.18	0.76

—	—	—	—
(0.54)	(0.14)	(0.05)	—
(0.54)	(0.14)	(0.05)	—
10.85	14.31	11.89	10.76
$38	$113	$39	$34

(21.14)%[c]	21.65%	11.03%	7.60%[c]
1.47[d]	1.45	1.46	2.60[d]
1.21[d]	1.21	1.22	1.22[d]
(0.37)[d]	(0.20)	0.08	0.15[d]
30[c]	46	33	37[c]

Harbor Funds Financial Highlights—Continued
Selected Data for a Share Outstanding for the Periods Presented

HARBOR GLOBAL LEADERS FUND
	Retirement Class
	6-Month Period Ended April 30, 2022	Year Ended October 31,
		2021	2020	2019	2018	2017[m]
	(Unaudited)
Net asset value beginning of period	$41.81	$33.89	$30.81	$25.52	$25.33	$20.29
Income from Investment Operations
Net investment income/(loss)[a,e]	(0.06)	(0.09)	0.02	0.13	0.02	0.08
Net realized and unrealized gain/(loss) on investments	(10.23)	10.84	4.89	5.76	2.40	4.96
Total from investment operations	(10.29)	10.75	4.91	5.89	2.42	5.04
Less Distributions
Dividends from net investment income	—	—	(0.09)	—	(0.03)	—
Distributions from net realized capital gains	(3.70)	(2.83)	(1.74)	(0.60)	(2.20)	—
Total distributions	(3.70)	(2.83)	(1.83)	(0.60)	(2.23)	—
Net asset value end of period	27.82	41.81	33.89	30.81	25.52	25.33
Net assets end of period (000s)	$18,234	$24,324	$17,703	$12,245	$6,846	$4,376
Ratios and Supplemental Data (%)
Total return[b]	(26.23)%[c]	33.12%	16.56%	23.72%	10.01%	24.84%
Ratio of total expenses to average net assets^	0.87[d]	0.87	0.90	0.92	0.96	1.13
Ratio of net expenses to average net assets[a]	0.78[d]	0.78	0.78	0.80	0.82	0.83
Ratio of net investment income/(loss) to average net assets[a]	(0.36)[d]	(0.24)	0.07	0.46	0.09	0.32
Portfolio turnover	16[c]	27	55	47	20	123

	Administrative Class
	6-Month Period Ended April 30, 2022	Year Ended October 31,
		2021	2020	2019	2018	2017[m]
	(Unaudited)
Net asset value beginning of period	$40.63	$33.10	$30.15	$25.06	$24.97	$20.06
Income from Investment Operations
Net investment income/(loss)[a,e]	(0.11)	(0.22)	(0.08)	0.06	(0.05)	(0.04)
Net realized and unrealized gain/(loss) on investments	(9.91)	10.58	4.77	5.63	2.34	4.95
Total from investment operations	(10.02)	10.36	4.69	5.69	2.29	4.91
Less Distributions
Dividends from net investment income	—	—	—	—	—	—
Distributions from net realized capital gains	(3.70)	(2.83)	(1.74)	(0.60)	(2.20)	—
Total distributions	(3.70)	(2.83)	(1.74)	(0.60)	(2.20)	—
Net asset value end of period	26.91	40.63	33.10	30.15	25.06	24.97
Net assets end of period (000s)	$1,191	$1,757	$2,067	$3,050	$1,111	$1,204
Ratios and Supplemental Data (%)
Total return[b]	(26.34)%[c]	32.71%	16.13%	23.35%	9.61%	24.48%
Ratio of total expenses to average net assets^	1.20[d]	1.20	1.23	1.25	1.29	1.46
Ratio of net expenses to average net assets[a]	1.11[d]	1.11	1.11	1.13	1.15	1.15
Ratio of net investment income/(loss) to average net assets[a]	(0.70)[d]	(0.58)	(0.25)	0.22	(0.21)	(0.13)
Portfolio turnover	16[c]	27	55	47	20	123
See page 157 for notes to the Financial Highlights.
The accompanying notes are an integral part of the Financial Statements.

Institutional Class
6-Month Period Ended April 30, 2022	Year Ended October 31,
	2021	2020	2019	2018	2017[m]
(Unaudited)
$41.67	$33.80	$30.75	$25.49	$25.31	$20.29

(0.08)	(0.13)	—*	0.11	0.01	0.03
(10.18)	10.83	4.86	5.75	2.38	4.99
(10.26)	10.70	4.86	5.86	2.39	5.02

—	—	(0.07)	—	(0.01)	—
(3.70)	(2.83)	(1.74)	(0.60)	(2.20)	—
(3.70)	(2.83)	(1.81)	(0.60)	(2.21)	—
27.71	41.67	33.80	30.75	25.49	25.31
$51,392	$90,307	$78,120	$72,429	$33,574	$29,034

(26.25)%[c]	33.02%	16.46%	23.63%	9.90%	24.74%
0.95[d]	0.95	0.98	1.00	1.04	1.21
0.86[d]	0.86	0.86	0.88	0.90	0.90
(0.45)[d]	(0.33)	0.01	0.37	0.03	0.14
16[c]	27	55	47	20	123

Investor Class
6-Month Period Ended April 30, 2022	Year Ended October 31,
	2021	2020	2019	2018	2017[m]
(Unaudited)
$39.90	$32.59	$29.74	$24.76	$24.72	$19.89

(0.13)	(0.25)	(0.11)	(0.01)	(0.09)	(0.06)
(9.71)	10.39	4.70	5.59	2.33	4.89
(9.84)	10.14	4.59	5.58	2.24	4.83

—	—	—	—	—	—
(3.70)	(2.83)	(1.74)	(0.60)	(2.20)	—
(3.70)	(2.83)	(1.74)	(0.60)	(2.20)	—
26.36	39.90	32.59	29.74	24.76	24.72
$14,523	$26,160	$20,865	$18,748	$12,416	$11,364

(26.37)%[c]	32.53%	16.01%	23.18%	9.50%	24.28%
1.31[d]	1.31	1.35	1.37	1.41	1.58
1.22[d]	1.22	1.23	1.25	1.27	1.27
(0.81)[d]	(0.69)	(0.35)	(0.03)	(0.35)	(0.25)
16[c]	27	55	47	20	123

Harbor Funds Financial Highlights—Continued
Selected Data for a Share Outstanding for the Periods Presented

HARBOR HIGH-YIELD BOND FUND
	Retirement Class
	6-Month Period Ended April 30, 2022	Year Ended October 31,
		2021	2020	2019	2018	2017
	(Unaudited)
Net asset value beginning of period	$9.95	$9.55	$9.88	$9.69	$10.22	$10.00
Income from Investment Operations
Net investment income/(loss)[a,e]	0.20	0.42	0.47	0.54	0.54	0.55
Net realized and unrealized gain/(loss) on investments	(0.79)	0.49	(0.28)	0.22	(0.49)	0.25
Total from investment operations	(0.59)	0.91	0.19	0.76	0.05	0.80
Less Distributions
Dividends from net investment income	(0.23)	(0.51)	(0.52)	(0.57)	(0.58)	(0.58)
Distributions from net realized capital gains	—	—	—	—	—	—
Total distributions	(0.23)	(0.51)	(0.52)	(0.57)	(0.58)	(0.58)
Proceeds from redemption fees	N/A	—*	—*	—*	—*	—*
Net asset value end of period	9.13	9.95	9.55	9.88	9.69	10.22
Net assets end of period (000s)	$70,057	$83,594	$114,145	$73,676	$303,627	$41,975
Ratios and Supplemental Data (%)
Total return[b]	(6.02)%[c]	9.64%	2.18%	8.13%	0.54%	8.23%
Ratio of total expenses to average net assets^	0.68[d]	0.66	0.66	0.65	0.61	0.65
Ratio of net expenses to average net assets[a]	0.58[d]	0.56	0.56	0.56	0.53	0.61
Ratio of net investment income/(loss) to average net assets[a]	4.22[d]	4.21	4.88	5.53	5.50	5.44
Portfolio turnover	52[c]	126	128	80	53	56

	Administrative Class
	6-Month Period Ended April 30, 2022	Year Ended October 31,
		2021	2020	2019	2018	2017
	(Unaudited)
Net asset value beginning of period	$10.00	$9.59	$9.92	$9.71	$10.25	$10.01
Income from Investment Operations
Net investment income/(loss)[a,e]	0.19	0.39	0.44	0.50	0.52	0.53
Net realized and unrealized gain/(loss) on investments	(0.81)	0.50	(0.28)	0.25	(0.51)	0.25
Total from investment operations	(0.62)	0.89	0.16	0.75	0.01	0.78
Less Distributions
Dividends from net investment income	(0.21)	(0.48)	(0.49)	(0.54)	(0.55)	(0.54)
Distributions from net realized capital gains	N/A	—	—	—	—	—
Total distributions	(0.21)	(0.48)	(0.49)	(0.54)	(0.55)	(0.54)
Proceeds from redemption fees	—	—*	—*	—*	—*	—*
Net asset value end of period	9.17	10.00	9.59	9.92	9.71	10.25
Net assets end of period (000s)	$435	$715	$668	$686	$1,374	$1,753
Ratios and Supplemental Data (%)
Total return[b]	(6.25)%[c]	9.35%	1.82%	7.91%	0.10%	7.98%
Ratio of total expenses to average net assets^	1.01[d]	0.99	0.99	0.98	0.94	0.97
Ratio of net expenses to average net assets[a]	0.91[d]	0.89	0.90	0.89	0.86	0.92
Ratio of net investment income/(loss) to average net assets[a]	3.87[d]	3.85	4.60	5.13	5.18	5.20
Portfolio turnover	52[c]	126	128	80	53	56
See page 157 for notes to the Financial Highlights.
The accompanying notes are an integral part of the Financial Statements.

Institutional Class
6-Month Period Ended April 30, 2022	Year Ended October 31,
	2021	2020	2019	2018	2017
(Unaudited)
$9.95	$9.55	$9.88	$9.68	$10.21	$9.99

0.20	0.41	0.46	0.52	0.54	0.55
(0.79)	0.49	(0.28)	0.25	(0.51)	0.24
(0.59)	0.90	0.18	0.77	0.03	0.79

(0.23)	(0.50)	(0.51)	(0.57)	(0.57)	(0.57)
—	—	—	—	—	—
(0.23)	(0.50)	(0.51)	(0.57)	(0.57)	(0.57)
N/A	—*	—*	—*	0.01	—*
9.13	9.95	9.55	9.88	9.68	10.21
$208,552	$254,241	$287,242	$398,320	$470,204	$1,387,213

(6.06)%[c]	9.55%	2.09%	8.16%	0.45%	8.16%
0.76[d]	0.74	0.74	0.73	0.69	0.72
0.66[d]	0.64	0.65	0.64	0.62	0.67
4.13[d]	4.12	4.86	5.35	5.40	5.43
52[c]	126	128	80	53	56

Investor Class
6-Month Period Ended April 30, 2022	Year Ended October 31,
	2021	2020	2019	2018	2017
(Unaudited)
$9.99	$9.57	$9.91	$9.71	$10.24	$10.01

0.18	0.38	0.43	0.49	0.50	0.52
(0.80)	0.50	(0.29)	0.24	(0.49)	0.24
(0.62)	0.88	0.14	0.73	0.01	0.76

(0.21)	(0.46)	(0.48)	(0.53)	(0.54)	(0.53)
N/A	—	—	—	—	—
(0.21)	(0.46)	(0.48)	(0.53)	(0.54)	(0.53)
—	—*	—*	—*	—*	—*
9.16	9.99	9.57	9.91	9.71	10.24
$19,880	$22,845	$25,613	$18,993	$31,549	$42,753

(6.30)%[c]	9.31%	1.59%	7.72%	0.08%	7.79%
1.12[d]	1.11	1.11	1.10	1.06	1.09
1.02[d]	1.01	1.01	1.01	0.98	1.04
3.79[d]	3.75	4.44	5.00	5.05	5.08
52[c]	126	128	80	53	56

Harbor Funds Financial Highlights—Continued
Selected Data for a Share Outstanding for the Periods Presented

HARBOR INTERNATIONAL FUND
	Retirement Class
	6-Month Period Ended April 30, 2022	Year Ended October 31,
		2021	2020	2019	2018[n]	2017
	(Unaudited)
Net asset value beginning of period	$48.47	$36.52	$39.00	$58.31	$69.91	$60.32
Income from Investment Operations
Net investment income/(loss)[a,e]	0.52	0.72	0.91	0.91	1.21	0.94
Net realized and unrealized gain/(loss) on investments	(6.90)	11.73	(2.10)	1.62	(8.51)	9.85
Total from investment operations	(6.38)	12.45	(1.19)	2.53	(7.30)	10.79
Less Distributions
Dividends from net investment income	(1.05)	(0.50)	(1.29)	(0.97)	(1.30)	(1.20)
Distributions from net realized capital gains	—	—	—	(20.87)	(3.00)	—
Total distributions	(1.05)	(0.50)	(1.29)	(21.84)	(4.30)	(1.20)
Net asset value end of period	41.04	48.47	36.52	39.00	58.31	69.91
Net assets end of period (000s)	$473,882	$872,647	$871,743	$1,299,776	$2,703,360	$2,657,442
Ratios and Supplemental Data (%)
Total return[b]	(13.36)%[c]	34.23%	(3.35)%	10.29%	(11.24)%	18.30%
Ratio of total expenses to average net assets^	0.81[d]	0.81	1.61[r]	0.80	0.74	0.74
Ratio of net expenses to average net assets[a]	0.69[d]	0.69	0.69[r]	0.67	0.64	0.73
Ratio of net investment income/(loss) to average net assets[a]	2.32[d]	1.55	2.52[r]	2.33	1.80	1.42
Portfolio turnover	7[c]	21	12	12	64	13

	Administrative Class
	6-Month Period Ended April 30, 2022	Year Ended October 31,
		2021	2020	2019	2018[n]	2017
	(Unaudited)
Net asset value beginning of period	$48.95	$36.78	$39.26	$58.08	$69.57	$59.99
Income from Investment Operations
Net investment income/(loss)[a,e]	0.50	0.57	0.47	0.76	0.88	0.79
Net realized and unrealized gain/(loss) on investments	(7.03)	11.84	(1.81)	1.70	(8.37)	9.77
Total from investment operations	(6.53)	12.41	(1.34)	2.46	(7.49)	10.56
Less Distributions
Dividends from net investment income	(0.87)	(0.24)	(1.14)	(0.41)	(1.00)	(0.98)
Distributions from net realized capital gains	—	—	—	(20.87)	(3.00)	—
Total distributions	(0.87)	(0.24)	(1.14)	(21.28)	(4.00)	(0.98)
Net asset value end of period	41.55	48.95	36.78	39.26	58.08	69.57
Net assets end of period (000s)	$12,520	$15,464	$15,825	$70,981	$90,009	$398,584
Ratios and Supplemental Data (%)
Total return[b]	(13.51)%[c]	33.80%	(3.67)%	9.94%	(11.53)%	17.93%
Ratio of total expenses to average net assets^	1.14[d]	1.14	1.65[r]	1.13	1.07	1.06
Ratio of net expenses to average net assets[a]	1.02[d]	1.02	1.02[r]	1.00	0.97	1.05
Ratio of net investment income/(loss) to average net assets[a]	2.19[d]	1.22	1.25[r]	1.94	1.30	1.22
Portfolio turnover	7[c]	21	12	12	64	13
See page 157 for notes to the Financial Highlights.
The accompanying notes are an integral part of the Financial Statements.

Institutional Class
6-Month Period Ended April 30, 2022	Year Ended October 31,
	2021	2020	2019	2018[n]	2017
(Unaudited)
$48.64	$36.64	$39.12	$58.31	$69.90	$60.30

0.56	0.70	0.92	0.84	1.04	0.97
(6.98)	11.76	(2.15)	1.67	(8.39)	9.79
(6.42)	12.46	(1.23)	2.51	(7.35)	10.76

(1.01)	(0.46)	(1.25)	(0.83)	(1.24)	(1.16)
—	—	—	(20.87)	(3.00)	—
(1.01)	(0.46)	(1.25)	(21.70)	(4.24)	(1.16)
41.21	48.64	36.64	39.12	58.31	69.90
$2,803,673	$3,307,683	$2,750,824	$3,814,616	$8,577,147	$27,401,853

(13.39)%[c]	34.15%	(3.43)%	10.18%	(11.31)%	18.24%
0.89[d]	0.89	1.76[r]	0.88	0.82	0.81
0.77[d]	0.77	0.77[r]	0.75	0.72	0.80
2.48[d]	1.50	2.52[r]	2.11	1.53	1.51
7[c]	21	12	12	64	13

Investor Class
6-Month Period Ended April 30, 2022	Year Ended October 31,
	2021	2020	2019	2018[n]	2017
(Unaudited)
$48.08	$36.22	$38.65	$57.66	$69.14	$59.61

0.46	0.52	0.75	0.70	0.81	0.72
(6.90)	11.64	(2.12)	1.65	(8.33)	9.71
(6.44)	12.16	(1.37)	2.35	(7.52)	10.43

(0.83)	(0.30)	(1.06)	(0.49)	(0.96)	(0.90)
—	—	—	(20.87)	(3.00)	—
(0.83)	(0.30)	(1.06)	(21.36)	(3.96)	(0.90)
40.81	48.08	36.22	38.65	57.66	69.14
$298,098	$374,773	$323,686	$510,270	$895,711	$1,798,228

(13.56)%[c]	33.66%	(3.79)%	9.80%	(11.65)%	17.79%
1.25[d]	1.25	2.10[r]	1.25	1.19	1.18
1.13[d]	1.14	1.14[r]	1.12	1.09	1.17
2.05[d]	1.13	2.06[r]	1.80	1.21	1.13
7[c]	21	12	12	64	13

Harbor Funds Financial Highlights—Continued
Selected Data for a Share Outstanding for the Periods Presented

HARBOR INTERNATIONAL GROWTH FUND
	Retirement Class
	6-Month Period Ended April 30, 2022	Year Ended October 31,
		2021	2020	2019	2018	2017
	(Unaudited)
Net asset value beginning of period	$23.53	$19.10	$16.14	$13.70	$15.71	$12.90
Income from Investment Operations
Net investment income/(loss)[a,e]	(0.01)	0.02	0.03	0.30	0.17	0.17
Net realized and unrealized gain/(loss) on investments	(6.57)	4.56	3.25	2.25	(1.99)	2.81
Total from investment operations	(6.58)	4.58	3.28	2.55	(1.82)	2.98
Less Distributions
Dividends from net investment income	(0.14)	(0.15)	(0.32)	(0.11)	(0.19)	(0.17)
Distributions from net realized capital gains	(1.73)	—	—	—	—	—
Total distributions	(1.87)	(0.15)	(0.32)	(0.11)	(0.19)	(0.17)
Net asset value end of period	15.08	23.53	19.10	16.14	13.70	15.71
Net assets end of period (000s)	$96,550	$147,545	$163,202	$143,276	$93,815	$24,872
Ratios and Supplemental Data (%)
Total return[b]	(29.99)%[c]	24.00%	20.56%	18.81%	(11.74)%	23.52%
Ratio of total expenses to average net assets^	0.82[d]	0.81	0.83	0.83	0.81	0.84
Ratio of net expenses to average net assets[a]	0.77[d]	0.77	0.77	0.77	0.77	0.77
Ratio of net investment income/(loss) to average net assets[a]	(0.11)[d]	0.08	0.19	2.01	1.07	1.19
Portfolio turnover	5[c]	12	24	16	17	13

	Administrative Class
	6-Month Period Ended April 30, 2022	Year Ended October 31,
		2021	2020	2019	2018	2017
	(Unaudited)
Net asset value beginning of period	$23.42	$19.05	$16.10	$13.66	$15.67	$12.87
Income from Investment Operations
Net investment income/(loss)[a,e]	(0.04)	(0.06)	(0.02)	0.22	0.08	0.09
Net realized and unrealized gain/(loss) on investments	(6.56)	4.54	3.24	2.28	(1.95)	2.84
Total from investment operations	(6.60)	4.48	3.22	2.50	(1.87)	2.93
Less Distributions
Dividends from net investment income	(0.03)	(0.11)	(0.27)	(0.06)	(0.14)	(0.13)
Distributions from net realized capital gains	(1.73)	—	—	—	—	—
Total distributions	(1.76)	(0.11)	(0.27)	(0.06)	(0.14)	(0.13)
Net asset value end of period	15.06	23.42	19.05	16.10	13.66	15.67
Net assets end of period (000s)	$336	$662	$507	$390	$330	$466
Ratios and Supplemental Data (%)
Total return[b]	(30.11)%[c]	23.54%	20.17%	18.45%	(12.03)%	23.08%
Ratio of total expenses to average net assets^	1.15[d]	1.14	1.16	1.16	1.14	1.16
Ratio of net expenses to average net assets[a]	1.10[d]	1.10	1.10	1.10	1.10	1.10
Ratio of net investment income/(loss) to average net assets[a]	(0.45)[d]	(0.24)	(0.15)	1.50	0.51	0.66
Portfolio turnover	5[c]	12	24	16	17	13
See page 157 for notes to the Financial Highlights.
The accompanying notes are an integral part of the Financial Statements.

Institutional Class
6-Month Period Ended April 30, 2022	Year Ended October 31,
	2021	2020	2019	2018	2017
(Unaudited)
$23.50	$19.08	$16.13	$13.69	$15.69	$12.89

(0.02)	—*	0.02	0.26	0.13	0.13
(6.57)	4.55	3.24	2.28	(1.95)	2.84
(6.59)	4.55	3.26	2.54	(1.82)	2.97

(0.12)	(0.13)	(0.31)	(0.10)	(0.18)	(0.17)
(1.73)	—	—	—	—	—
(1.85)	(0.13)	(0.31)	(0.10)	(0.18)	(0.17)
15.06	23.50	19.08	16.13	13.69	15.69
$404,546	$709,080	$600,240	$414,528	$399,911	$362,035

(30.05)%[c]	23.92%	20.42%	18.73%	(11.75)%	23.38%
0.90[d]	0.89	0.91	0.91	0.89	0.91
0.85[d]	0.85	0.85	0.85	0.85	0.85
(0.20)[d]	0.01	0.11	1.75	0.84	0.92
5[c]	12	24	16	17	13

Investor Class
6-Month Period Ended April 30, 2022	Year Ended October 31,
	2021	2020	2019	2018	2017
(Unaudited)
$23.30	$18.93	$16.00	$13.58	$15.57	$12.79

(0.05)	(0.11)	(0.04)	0.21	0.11	0.07
(6.53)	4.54	3.22	2.26	(1.98)	2.82
(6.58)	4.43	3.18	2.47	(1.87)	2.89

—	(0.06)	(0.25)	(0.05)	(0.12)	(0.11)
(1.73)	—	—	—	—	—
(1.73)	(0.06)	(0.25)	(0.05)	(0.12)	(0.11)
14.99	23.30	18.93	16.00	13.58	15.57
$9,050	$13,523	$32,757	$34,238	$32,225	$14,913

(30.14)%[c]	23.41%	20.06%	18.29%	(12.12)%	22.89%
1.26[d]	1.26	1.28	1.28	1.26	1.28
1.21[d]	1.22	1.22	1.22	1.22	1.22
(0.55)[d]	(0.49)	(0.27)	1.40	0.69	0.54
5[c]	12	24	16	17	13

Harbor Funds Financial Highlights—Continued
Selected Data for a Share Outstanding for the Periods Presented

HARBOR INTERNATIONAL SMALL CAP FUND
	Retirement Class
	6-Month Period Ended April 30, 2022	Year Ended October 31,
		2021	2020	2019[o]	2018	2017
	(Unaudited)
Net asset value beginning of period	$16.39	$11.37	$12.49	$12.38	$13.90	$10.77
Income from Investment Operations
Net investment income/(loss)[a,e]	0.11	0.28	0.07	0.24	0.17	0.08
Net realized and unrealized gain/(loss) on investments	(1.97)	4.91	(0.82)	0.35	(1.50)	3.18
Total from investment operations	(1.86)	5.19	(0.75)	0.59	(1.33)	3.26
Less Distributions
Dividends from net investment income	(0.28)	(0.17)	(0.37)	(0.10)	(0.09)	(0.13)
Distributions from net realized capital gains	(0.82)	—	—	(0.38)	(0.10)	—
Total distributions	(1.10)	(0.17)	(0.37)	(0.48)	(0.19)	(0.13)
Net asset value end of period	13.43	16.39	11.37	12.49	12.38	13.90
Net assets end of period (000s)	$7,759	$9,559	$5,525	$19,408	$8,213	$7,671
Ratios and Supplemental Data (%)
Total return[b]	(11.82)%[c]	45.95%	(6.36)%	5.23%	(9.71)%	30.67%
Ratio of total expenses to average net assets^	1.14[d]	1.17	1.37	1.24	1.07	1.35
Ratio of net expenses to average net assets[a]	0.88[d]	0.88	0.88	0.88	0.87	0.87
Ratio of net investment income/(loss) to average net assets[a]	1.49[d]	1.79	0.64	1.98	1.19	0.60
Portfolio turnover	21[c]	43	39	178	53	44

	Administrative Class
	6-Month Period Ended April 30, 2022	Year Ended October 31,
		2021	2020	2019[o]	2018	2017
	(Unaudited)
Net asset value beginning of period	$16.33	$11.34	$12.46	$12.34	$13.87	$10.75
Income from Investment Operations
Net investment income/(loss)[a,e]	0.10	0.20	0.06	0.15	0.11	0.07
Net realized and unrealized gain/(loss) on investments	(1.97)	4.93	(0.85)	0.40	(1.49)	3.15
Total from investment operations	(1.87)	5.13	(0.79)	0.55	(1.38)	3.22
Less Distributions
Dividends from net investment income	(0.23)	(0.14)	(0.33)	(0.05)	(0.05)	(0.10)
Distributions from net realized capital gains	(0.82)	—	—	(0.38)	(0.10)	—
Total distributions	(1.05)	(0.14)	(0.33)	(0.43)	(0.15)	(0.10)
Net asset value end of period	13.41	16.33	11.34	12.46	12.34	13.87
Net assets end of period (000s)	$464	$487	$333	$356	$309	$371
Ratios and Supplemental Data (%)
Total return[b]	(11.93)%[c]	45.44%	(6.65)%	4.90%	(10.06)%	30.25%
Ratio of total expenses to average net assets^	1.47[d]	1.50	1.70	1.57	1.40	1.67
Ratio of net expenses to average net assets[a]	1.21[d]	1.21	1.21	1.21	1.20	1.20
Ratio of net investment income/(loss) to average net assets[a]	1.32[d]	1.30	0.49	1.25	0.76	0.59
Portfolio turnover	21[c]	43	39	178	53	44
See page 157 for notes to the Financial Highlights.
The accompanying notes are an integral part of the Financial Statements.

Institutional Class
6-Month Period Ended April 30, 2022	Year Ended October 31,
	2021	2020	2019[o]	2018	2017
(Unaudited)
$16.39	$11.37	$12.49	$12.37	$13.90	$10.77

0.12	0.24	0.09	0.19	0.15	0.10
(1.99)	4.95	(0.86)	0.40	(1.50)	3.15
(1.87)	5.19	(0.77)	0.59	(1.35)	3.25

(0.27)	(0.17)	(0.35)	(0.09)	(0.08)	(0.12)
(0.82)	—	—	(0.38)	(0.10)	—
(1.09)	(0.17)	(0.35)	(0.47)	(0.18)	(0.12)
13.43	16.39	11.37	12.49	12.37	13.90
$51,622	$49,419	$25,716	$25,758	$50,358	$38,818

(11.89)%[c]	45.87%	(6.48)%	5.25%	(9.83)%	30.59%
1.22[d]	1.25	1.45	1.32	1.15	1.42
0.96[d]	0.96	0.96	0.96	0.95	0.95
1.59[d]	1.53	0.76	1.60	1.05	0.81
21[c]	43	39	178	53	44

Investor Class
6-Month Period Ended April 30, 2022	Year Ended October 31,
	2021	2020	2019[o]	2018	2017
(Unaudited)
$16.32	$11.34	$12.45	$12.34	$13.86	$10.74

0.07	0.18	0.04	0.13	0.10	0.06
(1.96)	4.93	(0.84)	0.40	(1.48)	3.14
(1.89)	5.11	(0.80)	0.53	(1.38)	3.20

(0.23)	(0.13)	(0.31)	(0.04)	(0.04)	(0.08)
(0.82)	—	—	(0.38)	(0.10)	—
(1.05)	(0.13)	(0.31)	(0.42)	(0.14)	(0.08)
13.38	16.32	11.34	12.45	12.34	13.86
$1,023	$1,962	$398	$428	$619	$540

(12.03)%[c]	45.25%	(6.76)%	4.70%	(10.08)%	30.10%
1.58[d]	1.61	1.82	1.69	1.52	1.79
1.32[d]	1.32	1.33	1.33	1.32	1.32
0.92[d]	1.16	0.36	1.10	0.73	0.53
21[c]	43	39	178	53	44

Harbor Funds Financial Highlights—Continued
Selected Data for a Share Outstanding for the Periods Presented

HARBOR LARGE CAP VALUE FUND
	Retirement Class
	6-Month Period Ended April 30, 2022	Year Ended October 31,
		2021	2020	2019	2018	2017
	(Unaudited)
Net asset value beginning of period	$23.23	$17.11	$16.33	$14.37	$14.87	$12.32
Income from Investment Operations
Net investment income/(loss)[a,e]	0.11	0.19	0.18	0.18	0.17	0.12
Net realized and unrealized gain/(loss) on investments	(2.23)	6.62	0.76	2.17	(0.13)	3.00
Total from investment operations	(2.12)	6.81	0.94	2.35	0.04	3.12
Less Distributions
Dividends from net investment income	(0.10)	(0.17)	(0.16)	(0.16)	(0.13)	(0.14)
Distributions from net realized capital gains	(0.61)	(0.52)	—	(0.23)	(0.41)	(0.43)
Total distributions	(0.71)	(0.69)	(0.16)	(0.39)	(0.54)	(0.57)
Net asset value end of period	20.40	23.23	17.11	16.33	14.37	14.87
Net assets end of period (000s)	$1,291,246	$1,472,349	$655,562	$457,908	$313,721	$143,966
Ratios and Supplemental Data (%)
Total return[b]	(9.41)%[c]	40.62%	5.80%	16.92%	0.18%	26.08%
Ratio of total expenses to average net assets^	0.64[d]	0.64	0.64	0.65	0.64	0.64
Ratio of net expenses to average net assets[a]	0.61[d]	0.61	0.61	0.61	0.60	0.60
Ratio of net investment income/(loss) to average net assets[a]	1.02[d]	0.90	1.08	1.19	1.12	0.83
Portfolio turnover	12[c]	13	26	11	15	16

	Administrative Class
	6-Month Period Ended April 30, 2022	Year Ended October 31,
		2021	2020	2019	2018	2017
	(Unaudited)
Net asset value beginning of period	$23.21	$17.11	$16.33	$14.36	$14.84	$12.30
Income from Investment Operations
Net investment income/(loss)[a,e]	0.08	0.13	0.13	0.14	0.13	0.10
Net realized and unrealized gain/(loss) on investments	(2.23)	6.59	0.75	2.17	(0.15)	2.99
Total from investment operations	(2.15)	6.72	0.88	2.31	(0.02)	3.09
Less Distributions
Dividends from net investment income	(0.06)	(0.10)	(0.10)	(0.11)	(0.05)	(0.12)
Distributions from net realized capital gains	(0.61)	(0.52)	—	(0.23)	(0.41)	(0.43)
Total distributions	(0.67)	(0.62)	(0.10)	(0.34)	(0.46)	(0.55)
Net asset value end of period	20.39	23.21	17.11	16.33	14.36	14.84
Net assets end of period (000s)	$3,353	$3,941	$11,502	$12,195	$15,460	$53,006
Ratios and Supplemental Data (%)
Total return[b]	(9.54)%[c]	40.05%	5.42%	16.60%	(0.23)%	25.77%
Ratio of total expenses to average net assets^	0.97[d]	0.97	0.97	0.98	0.97	0.97
Ratio of net expenses to average net assets[a]	0.94[d]	0.94	0.94	0.94	0.93	0.93
Ratio of net investment income/(loss) to average net assets[a]	0.69[d]	0.64	0.78	0.91	0.84	0.70
Portfolio turnover	12[c]	13	26	11	15	16
See page 157 for notes to the Financial Highlights.
The accompanying notes are an integral part of the Financial Statements.

Institutional Class
6-Month Period Ended April 30, 2022	Year Ended October 31,
	2021	2020	2019	2018	2017
(Unaudited)
$23.23	$17.11	$16.33	$14.37	$14.87	$12.32

0.10	0.18	0.17	0.17	0.16	0.15
(2.23)	6.61	0.76	2.17	(0.13)	2.97
(2.13)	6.79	0.93	2.34	0.03	3.12

(0.09)	(0.15)	(0.15)	(0.15)	(0.12)	(0.14)
(0.61)	(0.52)	—	(0.23)	(0.41)	(0.43)
(0.70)	(0.67)	(0.15)	(0.38)	(0.53)	(0.57)
20.40	23.23	17.11	16.33	14.37	14.87
$879,416	$1,049,830	$880,755	$761,262	$605,040	$498,360

(9.45)%[c]	40.52%	5.72%	16.83%	0.11%	26.00%
0.72[d]	0.72	0.72	0.73	0.72	0.72
0.69[d]	0.69	0.69	0.69	0.68	0.68
0.94[d]	0.84	1.02	1.12	1.05	1.10
12[c]	13	26	11	15	16

Investor Class
6-Month Period Ended April 30, 2022	Year Ended October 31,
	2021	2020	2019	2018	2017
(Unaudited)
$23.46	$17.28	$16.48	$14.49	$14.99	$12.42

0.06	0.10	0.11	0.12	0.11	0.10
(2.25)	6.68	0.76	2.19	(0.14)	2.99
(2.19)	6.78	0.87	2.31	(0.03)	3.09

(0.04)	(0.08)	(0.07)	(0.09)	(0.06)	(0.09)
(0.61)	(0.52)	—	(0.23)	(0.41)	(0.43)
(0.65)	(0.60)	(0.07)	(0.32)	(0.47)	(0.52)
20.62	23.46	17.28	16.48	14.49	14.99
$26,731	$31,192	$23,527	$35,622	$45,548	$71,374

(9.57)%[c]	39.96%	5.32%	16.39%	(0.27)%	25.52%
1.08[d]	1.08	1.09	1.10	1.09	1.09
1.05[d]	1.05	1.06	1.06	1.05	1.05
0.57[d]	0.47	0.67	0.79	0.70	0.75
12[c]	13	26	11	15	16

Harbor Funds Financial Highlights—Continued
Selected Data for a Share Outstanding for the Periods Presented

HARBOR MID CAP FUND
	Retirement Class			Institutional Class
	6-Month Period Ended April 30, 2022	Year Ended October 31,		6-Month Period Ended April 30, 2022	Year Ended October 31,
		2021	2020[h]		2021	2020[h]
	(Unaudited)			(Unaudited)
Net asset value beginning of period	$14.52	$10.57	$10.00	$14.51	$10.56	$10.00
Income from Investment Operations
Net investment income/(loss)[a,e]	0.04	0.05	0.05	0.04	0.04	0.04
Net realized and unrealized gain/(loss) on investments	(1.06)	3.93	0.53	(1.07)	3.93	0.53
Total from investment operations	(1.02)	3.98	0.58	(1.03)	3.97	0.57
Less Distributions
Dividends from net investment income	(0.05)	(0.03)	(0.01)	(0.04)	(0.02)	(0.01)
Distributions from net realized capital gains	(0.27)	—	—	(0.27)	—	—
Total distributions	(0.32)	(0.03)	(0.01)	(0.31)	(0.02)	(0.01)
Net asset value end of period	13.18	14.52	10.57	13.17	14.51	10.56
Net assets end of period (000s)	$34,226	$37,135	$5,148	$23,304	$23,710	$5,411
Ratios and Supplemental Data (%)
Total return[b]	(7.22)%[c]	37.61%	5.86%[c]	(7.29)%[c]	37.54%	5.75%[c]
Ratio of total expenses to average net assets^	0.91[d]	0.93	2.29[d]	0.99[d]	1.01	2.37[d]
Ratio of net expenses to average net assets[a]	0.80[d]	0.80	0.80[d]	0.88[d]	0.88	0.88[d]
Ratio of net investment income/(loss) to average net assets[a]	0.58[d]	0.40	0.54[d]	0.50[d]	0.27	0.46[d]
Portfolio turnover	11[c]	11	9[c]	11[c]	11	9[c]
See page 157 for notes to the Financial Highlights.
The accompanying notes are an integral part of the Financial Statements.

Investor Class
6-Month Period Ended April 30, 2022	Year Ended October 31,
	2021	2020[h]
(Unaudited)
$14.44	$10.54	$10.00

0.01	(0.01)	0.01
(1.06)	3.91	0.53
(1.05)	3.90	0.54

—*	—*	—*
(0.27)	—	—
(0.27)	—*	—*
13.12	14.44	10.54
$917	$949	$455

(7.43)%[c]	37.00%	5.42%[c]
1.35[d]	1.38	2.74[d]
1.24[d]	1.24	1.25[d]
0.16[d]	(0.06)	0.07[d]
11[c]	11	9[c]

Harbor Funds Financial Highlights—Continued
Selected Data for a Share Outstanding for the Periods Presented

HARBOR MID CAP VALUE FUND
	Retirement Class
	6-Month Period Ended April 30, 2022	Year Ended October 31,
		2021	2020	2019	2018	2017
	(Unaudited)
Net asset value beginning of period	$24.97	$16.83	$20.82	$21.39	$23.33	$20.17
Income from Investment Operations
Net investment income/(loss)[a,e]	0.22	0.42	0.43	0.48	0.50	0.40
Net realized and unrealized gain/(loss) on investments	(0.56)	8.21	(3.73)	0.47	(1.52)	3.43
Total from investment operations	(0.34)	8.63	(3.30)	0.95	(1.02)	3.83
Less Distributions
Dividends from net investment income	(0.35)	(0.49)	(0.54)	(0.37)	(0.33)	(0.36)
Distributions from net realized capital gains	—	—	(0.15)	(1.15)	(0.59)	(0.31)
Total distributions	(0.35)	(0.49)	(0.69)	(1.52)	(0.92)	(0.67)
Net asset value end of period	24.28	24.97	16.83	20.82	21.39	23.33
Net assets end of period (000s)	$48,439	$56,156	$29,897	$102,945	$103,552	$89,942
Ratios and Supplemental Data (%)
Total return[b]	(1.37)%[c]	51.99%	(16.55)%	5.53%	(4.75)%	19.22%
Ratio of total expenses to average net assets^	0.81[d]	0.81	0.82	0.80	0.79	0.80
Ratio of net expenses to average net assets[a]	0.77[d]	0.78	0.80	0.77	0.76	0.77
Ratio of net investment income/(loss) to average net assets[a]	1.77[d]	1.78	2.39	2.39	2.15	1.79
Portfolio turnover	5[c]	18	4	11	24	22

	Administrative Class
	6-Month Period Ended April 30, 2022	Year Ended October 31,
		2021	2020	2019	2018	2017
	(Unaudited)
Net asset value beginning of period	$25.24	$16.98	$20.98	$21.52	$23.47	$20.30
Income from Investment Operations
Net investment income/(loss)[a,e]	0.18	0.34	0.36	0.42	0.43	0.34
Net realized and unrealized gain/(loss) on investments	(0.58)	8.31	(3.77)	0.48	(1.54)	3.45
Total from investment operations	(0.40)	8.65	(3.41)	0.90	(1.11)	3.79
Less Distributions
Dividends from net investment income	(0.25)	(0.39)	(0.44)	(0.29)	(0.25)	(0.31)
Distributions from net realized capital gains	—	—	(0.15)	(1.15)	(0.59)	(0.31)
Total distributions	(0.25)	(0.39)	(0.59)	(1.44)	(0.84)	(0.62)
Net asset value end of period	24.59	25.24	16.98	20.98	21.52	23.47
Net assets end of period (000s)	$3,459	$3,828	$4,945	$18,508	$42,557	$48,809
Ratios and Supplemental Data (%)
Total return[b]	(1.58)%[c]	51.53%	(16.85)%	5.19%	(5.06)%	18.84%
Ratio of total expenses to average net assets^	1.14[d]	1.14	1.15	1.13	1.12	1.12
Ratio of net expenses to average net assets[a]	1.10[d]	1.11	1.13	1.10	1.08	1.09
Ratio of net investment income/(loss) to average net assets[a]	1.43[d]	1.46	1.98	2.08	1.83	1.51
Portfolio turnover	5[c]	18	4	11	24	22
See page 157 for notes to the Financial Highlights.
The accompanying notes are an integral part of the Financial Statements.

Institutional Class
6-Month Period Ended April 30, 2022	Year Ended October 31,
	2021	2020	2019	2018	2017
(Unaudited)
$24.97	$16.83	$20.82	$21.38	$23.33	$20.17

0.21	0.40	0.40	0.47	0.49	0.39
(0.57)	8.21	(3.73)	0.47	(1.54)	3.43
(0.36)	8.61	(3.33)	0.94	(1.05)	3.82

(0.33)	(0.47)	(0.51)	(0.35)	(0.31)	(0.35)
—	—	(0.15)	(1.15)	(0.59)	(0.31)
(0.33)	(0.47)	(0.66)	(1.50)	(0.90)	(0.66)
24.28	24.97	16.83	20.82	21.38	23.33
$311,407	$355,431	$277,767	$520,629	$714,309	$739,122

(1.46)%[c]	51.87%	(16.64)%	5.48%	(4.85)%	19.16%
0.89[d]	0.89	0.90	0.88	0.87	0.87
0.85[d]	0.86	0.88	0.85	0.83	0.84
1.69[d]	1.71	2.25	2.33	2.09	1.76
5[c]	18	4	11	24	22

Investor Class
6-Month Period Ended April 30, 2022	Year Ended October 31,
	2021	2020	2019	2018	2017
(Unaudited)
$24.93	$16.80	$20.78	$21.31	$23.23	$20.09

0.17	0.32	0.34	0.39	0.40	0.31
(0.56)	8.20	(3.74)	0.48	(1.53)	3.41
(0.39)	8.52	(3.40)	0.87	(1.13)	3.72

(0.24)	(0.39)	(0.43)	(0.25)	(0.20)	(0.27)
—	—	(0.15)	(1.15)	(0.59)	(0.31)
(0.24)	(0.39)	(0.58)	(1.40)	(0.79)	(0.58)
24.30	24.93	16.80	20.78	21.31	23.23
$30,862	$32,097	$26,785	$58,928	$82,539	$110,094

(1.58)%[c]	51.26%	(16.94)%	5.08%	(5.20)%	18.71%
1.25[d]	1.25	1.27	1.25	1.24	1.24
1.21[d]	1.22	1.25	1.22	1.20	1.21
1.32[d]	1.36	1.89	1.95	1.71	1.40
5[c]	18	4	11	24	22

Harbor Funds Financial Highlights—Continued
Selected Data for a Share Outstanding for the Periods Presented

HARBOR MONEY MARKET FUND
	Institutional Class
	6-Month Period Ended April 30, 2022	Year Ended October 31,
		2021	2020	2019	2018	2017
	(Unaudited)
Net asset value beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income/(loss)[a,e]	—*	—*	0.01	0.02	0.01	0.01
Net realized and unrealized gain/(loss) on investments	—	—	—	—	—	—
Total from investment operations	—	—	0.01	0.02	0.01	0.01
Less Distributions
Dividends from net investment income	—*	—*	(0.01)	(0.02)	(0.01)	(0.01)
Distributions from net realized capital gains	—	—	—	—	—	—
Total distributions	—*	—*	(0.01)	(0.02)	(0.01)	(0.01)
Net asset value end of period	1.00	1.00	1.00	1.00	1.00	1.00
Net assets end of period (000s)	$86,044	$82,034	$95,159	$118,032	$129,826	$169,637
Ratios and Supplemental Data (%)
Total return[b]	0.04%[c]	0.03%	0.64%	2.02%	1.44%	0.73%
Ratio of total expenses to average net assets^	0.39[d]	0.38	0.39	0.35	0.35	0.35
Ratio of net expenses to average net assets[a]	0.01[d]	0.02	0.19	0.28	0.20	—
Ratio of net investment income/(loss) to average net assets[a]	0.08[d]	0.03	0.72	2.01	1.42	0.72
See page 157 for notes to the Financial Highlights.
The accompanying notes are an integral part of the Financial Statements.

Administrative Class
6-Month Period Ended April 30, 2022	Year Ended October 31,
	2021	2020	2019	2018	2017
(Unaudited)
$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

—*	—*	—	0.02	0.01	0.01
—	—	0.01	—	—	—
—	—	0.01	0.02	0.01	0.01

—*	—*	(0.01)	(0.02)	(0.01)	(0.01)
—	—	—	—	—	—
—*	—*	(0.01)	(0.02)	(0.01)	(0.01)
1.00	1.00	1.00	1.00	1.00	1.00
$2,918	$2,834	$3,611	$3,135	$2,086	$1,545

0.04%[c]	0.03%	0.51%	1.76%	1.36%	0.73%
0.64[d]	0.63	0.64	0.60	0.60	0.60
0.01[d]	0.02	0.29	0.53	0.29	—
0.08[d]	0.03	0.49	1.79	1.36	0.70

Harbor Funds Financial Highlights—Continued
Selected Data for a Share Outstanding for the Periods Presented

HARBOR OVERSEAS FUND
	Retirement Class				Institutional Class
	6-Month Period Ended April 30, 2022	Year Ended October 31,			6-Month Period Ended April 30, 2022	Year Ended October 31,
		2021	2020	2019[k]		2021	2020	2019[k]
	(Unaudited)				(Unaudited)
Net asset value beginning of period	$14.02	$10.12	$10.31	$10.00	$14.01	$10.11	$10.31	$10.00
Income from Investment Operations
Net investment income/(loss)[a,e]	0.19	0.28	0.17	0.24	0.18	0.29	0.17	0.24
Net realized and unrealized gain/(loss) on investments	(1.61)	3.79	(0.09)	0.07	(1.60)	3.77	(0.11)	0.07
Total from investment operations	(1.42)	4.07	0.08	0.31	(1.42)	4.06	0.06	0.31
Less Distributions
Dividends from net investment income	(0.36)	(0.17)	(0.27)	—	(0.35)	(0.16)	(0.26)	—
Distributions from net realized capital gains	(1.00)	—	—	—	(1.00)	—	—	—
Total distributions	(1.36)	(0.17)	(0.27)	—	(1.35)	(0.16)	(0.26)	—
Net asset value end of period	11.24	14.02	10.12	10.31	11.24	14.01	10.11	10.31
Net assets end of period (000s)	$24,002	$19,742	$13,790	$13,090	$36,546	$33,230	$13,226	$13,131
Ratios and Supplemental Data (%)
Total return[b]	(10.95)%[c]	40.51%	0.64%	3.10%[c]	(10.94)%[c]	40.46%	0.48%	3.10%[c]
Ratio of total expenses to average net assets^	1.11[d]	1.19	1.35	1.79[d]	1.19[d]	1.27	1.43	1.87[d]
Ratio of net expenses to average net assets[a]	0.77[d]	0.77	0.77	0.77[d]	0.85[d]	0.85	0.85	0.85[d]
Ratio of net investment income/(loss) to average net assets[a]	3.04[d]	2.14	1.73	3.61[d]	2.84[d]	2.16	1.65	3.54[d]
Portfolio turnover	58[c]	108	80	73[c]	58[c]	108	80	73[c]
See page 157 for notes to the Financial Highlights.
The accompanying notes are an integral part of the Financial Statements.

Investor Class
6-Month Period Ended April 30, 2022	Year Ended October 31,
	2021	2020	2019[k]
(Unaudited)
$13.96	$10.08	$10.28	$10.00

0.18	0.23	0.14	0.21
(1.62)	3.78	(0.11)	0.07
(1.44)	4.01	0.03	0.28

(0.32)	(0.13)	(0.23)	—
(1.00)	—	—	—
(1.32)	(0.13)	(0.23)	—
11.20	13.96	10.08	10.28
$335	$101	$35	$31

(11.14)%[c]	39.98%	0.14%	2.80%[c]
1.55[d]	1.63	1.80	2.24[d]
1.21[d]	1.21	1.22	1.22[d]
3.01[d]	1.73	1.41	3.17[d]
58[c]	108	80	73[c]

Harbor Funds Financial Highlights—Continued
Selected Data for a Share Outstanding for the Periods Presented

HARBOR SMALL CAP GROWTH FUND
	Retirement Class
	6-Month Period Ended April 30, 2022	Year Ended October 31,
		2021	2020	2019	2018	2017
	(Unaudited)
Net asset value beginning of period	$19.95	$15.91	$13.18	$14.39	$15.08	$11.95
Income from Investment Operations
Net investment income/(loss)[a,e]	(0.01)	(0.07)	(0.04)	(0.01)	(0.05)	(0.04)
Net realized and unrealized gain/(loss) on investments	(3.47)	5.41	3.25	1.56	0.82	3.23
Total from investment operations	(3.48)	5.34	3.21	1.55	0.77	3.19
Less Distributions
Dividends from net investment income	—	—	—	—	—	—
Distributions from net realized capital gains	(4.22)	(1.30)	(0.48)	(2.76)	(1.46)	(0.06)
Total distributions	(4.22)	(1.30)	(0.48)	(2.76)	(1.46)	(0.06)
Net asset value end of period	12.25	19.95	15.91	13.18	14.39	15.08
Net assets end of period (000s)	$317,068	$399,174	$348,997	$281,603	$306,026	$189,516
Ratios and Supplemental Data (%)
Total return[b]	(20.67)%[c]	34.40%	24.93%	16.23%	5.11%	26.78%
Ratio of total expenses to average net assets^	0.79[d]	0.79	0.81	0.80	0.79	0.79
Ratio of net expenses to average net assets[a]	0.78[d]	0.78	0.80	0.80	0.79	0.79
Ratio of net investment income/(loss) to average net assets[a]	(0.09)[d]	(0.37)	(0.27)	(0.12)	(0.33)	(0.26)
Portfolio turnover	39[c]	71	95	74	99	83

	Administrative Class
	6-Month Period Ended April 30, 2022	Year Ended October 31,
		2021	2020	2019	2018	2017
	(Unaudited)
Net asset value beginning of period	$17.80	$14.36	$11.98	$13.39	$14.17	$11.30
Income from Investment Operations
Net investment income/(loss)[a,e]	(0.03)	(0.12)	(0.08)	(0.05)	(0.09)	(0.07)
Net realized and unrealized gain/(loss) on investments	(3.02)	4.86	2.94	1.40	0.77	3.00
Total from investment operations	(3.05)	4.74	2.86	1.35	0.68	2.93
Less Distributions
Dividends from net investment income	—	—	—	—	—	—
Distributions from net realized capital gains	(4.22)	(1.30)	(0.48)	(2.76)	(1.46)	(0.06)
Total distributions	(4.22)	(1.30)	(0.48)	(2.76)	(1.46)	(0.06)
Net asset value end of period	10.53	17.80	14.36	11.98	13.39	14.17
Net assets end of period (000s)	$663	$965	$866	$395	$769	$719
Ratios and Supplemental Data (%)
Total return[b]	(20.77)%[c]	33.91%	24.49%	15.87%	4.76%	26.02%
Ratio of total expenses to average net assets^	1.12[d]	1.12	1.14	1.13	1.12	1.11
Ratio of net expenses to average net assets[a]	1.11[d]	1.11	1.13	1.12	1.11	1.10
Ratio of net investment income/(loss) to average net assets[a]	(0.42)[d]	(0.69)	(0.62)	(0.44)	(0.65)	(0.56)
Portfolio turnover	39[c]	71	95	74	99	83
See page 157 for notes to the Financial Highlights.
The accompanying notes are an integral part of the Financial Statements.

Institutional Class
6-Month Period Ended April 30, 2022	Year Ended October 31,
	2021	2020	2019	2018	2017
(Unaudited)
$19.84	$15.84	$13.13	$14.35	$15.06	$11.94

(0.01)	(0.08)	(0.05)	(0.03)	(0.06)	(0.04)
(3.45)	5.38	3.24	1.57	0.81	3.22
(3.46)	5.30	3.19	1.54	0.75	3.18

—	—	—	—	—	—
(4.22)	(1.30)	(0.48)	(2.76)	(1.46)	(0.06)
(4.22)	(1.30)	(0.48)	(2.76)	(1.46)	(0.06)
12.16	19.84	15.84	13.13	14.35	15.06
$577,454	$721,405	$633,535	$440,553	$400,389	$509,889

(20.68)%[c]	34.29%	24.87%	16.18%	4.97%	26.72%
0.87[d]	0.87	0.89	0.88	0.87	0.86
0.86[d]	0.86	0.88	0.87	0.86	0.85
(0.16)[d]	(0.45)	(0.35)	(0.20)	(0.40)	(0.30)
39[c]	71	95	74	99	83

Investor Class
6-Month Period Ended April 30, 2022	Year Ended October 31,
	2021	2020	2019	2018	2017
(Unaudited)
$16.60	$13.47	$11.28	$12.79	$13.62	$10.84

(0.03)	(0.13)	(0.08)	(0.06)	(0.11)	(0.08)
(2.78)	4.56	2.75	1.31	0.74	2.92
(2.81)	4.43	2.67	1.25	0.63	2.84

—	—	—	—	—	—
(4.22)	(1.30)	(0.48)	(2.76)	(1.46)	(0.06)
(4.22)	(1.30)	(0.48)	(2.76)	(1.46)	(0.06)
9.57	16.60	13.47	11.28	12.79	13.62
$6,632	$8,648	$6,811	$6,670	$7,076	$7,913

(20.83)%[c]	33.84%	24.32%	15.81%	4.58%	26.29%
1.23[d]	1.23	1.26	1.25	1.24	1.23
1.22[d]	1.23	1.25	1.24	1.23	1.22
(0.52)[d]	(0.81)	(0.71)	(0.57)	(0.77)	(0.67)
39[c]	71	95	74	99	83

Harbor Funds Financial Highlights—Continued
Selected Data for a Share Outstanding for the Periods Presented

HARBOR SMALL CAP VALUE FUND
	Retirement Class
	6-Month Period Ended April 30, 2022	Year Ended October 31,
		2021	2020	2019	2018	2017
	(Unaudited)
Net asset value beginning of period	$45.11	$31.65	$33.55	$33.60	$36.16	$27.29
Income from Investment Operations
Net investment income/(loss)[a,e]	0.08	0.12	0.21	0.21	0.17	0.06
Net realized and unrealized gain/(loss) on investments	(4.22)	13.54	(1.59)	2.84	(1.98)	8.94
Total from investment operations	(4.14)	13.66	(1.38)	3.05	(1.81)	9.00
Less Distributions
Dividends from net investment income	(0.08)	(0.20)	(0.20)	(0.15)	(0.06)	(0.13)
Distributions from net realized capital gains	(2.36)	—	(0.32)	(2.95)	(0.69)	—
Total distributions	(2.44)	(0.20)	(0.52)	(3.10)	(0.75)	(0.13)
Net asset value end of period	38.53	45.11	31.65	33.55	33.60	36.16
Net assets end of period (000s)	$555,801	$599,016	$300,473	$230,861	$155,036	$57,196
Ratios and Supplemental Data (%)
Total return[b]	(9.37)%[c]	43.19%	(4.22)%	10.98%	(5.18)%	33.06%
Ratio of total expenses to average net assets^	0.79[d]	0.79	0.80	0.80	0.79	0.81
Ratio of net expenses to average net assets[a]	0.79[d]	0.78	0.80	0.80	0.79	0.81
Ratio of net investment income/(loss) to average net assets[a]	0.39[d]	0.27	0.67	0.67	0.45	0.17
Portfolio turnover	3[c]	17	17	27	22	8

	Administrative Class
	6-Month Period Ended April 30, 2022	Year Ended October 31,
		2021	2020	2019	2018	2017
	(Unaudited)
Net asset value beginning of period	$44.72	$31.41	$33.30	$33.36	$35.97	$27.16
Income from Investment Operations
Net investment income/(loss)[a,e]	0.01	(0.02)	0.10	0.11	0.06	(0.02)
Net realized and unrealized gain/(loss) on investments	(4.18)	13.42	(1.57)	2.82	(1.98)	8.88
Total from investment operations	(4.17)	13.40	(1.47)	2.93	(1.92)	8.86
Less Distributions
Dividends from net investment income	—	(0.09)	(0.10)	(0.04)	—	(0.05)
Distributions from net realized capital gains	(2.36)	—	(0.32)	(2.95)	(0.69)	—
Total distributions	(2.36)	(0.09)	(0.42)	(2.99)	(0.69)	(0.05)
Net asset value end of period	38.19	44.72	31.41	33.30	33.36	35.97
Net assets end of period (000s)	$10,017	$11,962	$10,082	$6,537	$7,253	$4,462
Ratios and Supplemental Data (%)
Total return[b]	(9.51)%[c]	42.72%	(4.54)%	10.59%	(5.50)%	32.67%
Ratio of total expenses to average net assets^	1.12[d]	1.12	1.13	1.13	1.12	1.13
Ratio of net expenses to average net assets[a]	1.12[d]	1.11	1.13	1.12	1.11	1.12
Ratio of net investment income/(loss) to average net assets[a]	0.07[d]	(0.04)	0.32	0.35	0.16	(0.05)
Portfolio turnover	3[c]	17	17	27	22	8
See page 157 for notes to the Financial Highlights.
The accompanying notes are an integral part of the Financial Statements.

Institutional Class
6-Month Period Ended April 30, 2022	Year Ended October 31,
	2021	2020	2019	2018	2017
(Unaudited)
$45.07	$31.63	$33.53	$33.57	$36.14	$27.27

0.07	0.09	0.18	0.19	0.15	0.08
(4.22)	13.52	(1.58)	2.84	(2.00)	8.90
(4.15)	13.61	(1.40)	3.03	(1.85)	8.98

(0.04)	(0.17)	(0.18)	(0.12)	(0.03)	(0.11)
(2.36)	—	(0.32)	(2.95)	(0.69)	—
(2.40)	(0.17)	(0.50)	(3.07)	(0.72)	(0.11)
38.52	45.07	31.63	33.53	33.57	36.14
$1,507,589	$2,023,164	$1,350,681	$1,346,098	$1,149,857	$1,081,412

(9.39)%[c]	43.11%	(4.33)%	10.91%	(5.28)%	33.00%
0.87[d]	0.87	0.88	0.88	0.87	0.88
0.87[d]	0.86	0.88	0.87	0.86	0.87
0.32[d]	0.20	0.59	0.60	0.40	0.24
3[c]	17	17	27	22	8

Investor Class
6-Month Period Ended April 30, 2022	Year Ended October 31,
	2021	2020	2019	2018	2017
(Unaudited)
$43.72	$30.71	$32.56	$32.68	$35.29	$26.65

(0.01)	(0.06)	0.07	0.08	0.01	(0.05)
(4.08)	13.12	(1.55)	2.75	(1.93)	8.71
(4.09)	13.06	(1.48)	2.83	(1.92)	8.66

—	(0.05)	(0.05)	—	—	(0.02)
(2.36)	—	(0.32)	(2.95)	(0.69)	—
(2.36)	(0.05)	(0.37)	(2.95)	(0.69)	(0.02)
37.27	43.72	30.71	32.56	32.68	35.29
$42,041	$64,544	$51,370	$57,931	$70,819	$37,548

(9.55)%[c]	42.56%	(4.67)%	10.48%	(5.60)%	32.49%
1.23[d]	1.23	1.25	1.25	1.24	1.25
1.23[d]	1.23	1.25	1.24	1.23	1.24
(0.04)[d]	(0.15)	0.23	0.24	0.03	(0.16)
3[c]	17	17	27	22	8

Harbor Funds Financial Highlights—Continued
Selected Data for a Share Outstanding for the Periods Presented

HARBOR STRATEGIC GROWTH FUND
	Retirement Class
	6-Month Period Ended April 30, 2022	Year Ended October 31,					Year Ended June 30,
		2021	2020	2019	2018	2017[g]	2017[f]
	(Unaudited)
Net asset value beginning of period	$33.33	$24.67	$22.31	$19.65	$18.86	$17.67	$16.76
Income from Investment Operations
Net investment income/(loss)[a,e]	0.02	0.05	0.09	0.12	0.07	0.05	0.03
Net realized and unrealized gain/(loss) on investments	(5.30)	9.52	2.69	3.10	1.11	1.14	0.88
Total from investment operations	(5.28)	9.57	2.78	3.22	1.18	1.19	0.91
Less Distributions
Dividends from net investment income	(0.06)	(0.12)	(0.11)	(0.08)	(0.04)	—	—
Distributions from net realized capital gains	(2.71)	(0.79)	(0.31)	(0.48)	(0.35)	—	—
Total distributions	(2.77)	(0.91)	(0.42)	(0.56)	(0.39)	—	—
Proceeds from redemption fees	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Net asset value end of period	25.28	33.33	24.67	22.31	19.65	18.86	17.67
Net assets end of period (000s)	$5,522	$7,731	$6,488	$5,152	$3,584	$435	$316
Ratios and Supplemental Data (%)
Total return[b]	(17.05)%[c]	39.66%	12.60%	17.04%	6.34%	6.73%[c]	5.43%[c]
Ratio of total expenses to average net assets^	0.73[d]	0.72	0.72	0.71	0.76	1.10[d]	1.52[d]
Ratio of net expenses to average net assets[a]	0.63[d]	0.63	0.63	0.63	0.62	0.62[d]	0.62[d]
Ratio of net investment income/(loss) to average net assets[a]	0.16[d]	0.18	0.40	0.60	0.33	0.42[d]	0.58[d]
Portfolio turnover	12[c]	9	22	26	15	9[c]	21[c]

	Administrative Class
	6-Month Period Ended April 30, 2022	Year Ended October 31,					Year Ended June 30,
		2021	2020	2019	2018	2017[g]	2017[f]
	(Unaudited)
Net asset value beginning of period	$33.18	$24.58	$22.24	$19.58	$18.82	$17.65	$16.76
Income from Investment Operations
Net investment income/(loss)[a,e]	(0.02)	(0.05)	0.02	0.05	0.01	0.01	0.01
Net realized and unrealized gain/(loss) on investments	(5.29)	9.49	2.67	3.10	1.10	1.16	0.88
Total from investment operations	(5.31)	9.44	2.69	3.15	1.11	1.17	0.89
Less Distributions
Dividends from net investment income	—	(0.05)	(0.04)	(0.01)	—	—	—
Distributions from net realized capital gains	(2.71)	(0.79)	(0.31)	(0.48)	(0.35)	—	—
Total distributions	(2.71)	(0.84)	(0.35)	(0.49)	(0.35)	—	—
Net asset value end of period	25.16	33.18	24.58	22.24	19.58	18.82	17.65
Net assets end of period (000s)	$40	$52	$22	$18	$16	$12	$11
Ratios and Supplemental Data (%)
Total return[b]	(17.20)%[c]	39.17%	12.21%	16.70%	5.96%	6.63%[c]	5.31%[c]
Ratio of total expenses to average net assets^	1.06[d]	1.05	1.05	1.04	1.09	1.43[d]	1.93[d]
Ratio of net expenses to average net assets[a]	0.96[d]	0.96	0.96	0.96	0.95	0.95[d]	0.95[d]
Ratio of net investment income/(loss) to average net assets[a]	(0.17)[d]	(0.17)	0.08	0.26	0.03	0.10[d]	0.19[d]
Portfolio turnover	12[c]	9	22	26	15	9[c]	21[c]
See page 157 for notes to the Financial Highlights.
The accompanying notes are an integral part of the Financial Statements.

Institutional Class
6-Month Period Ended April 30, 2022	Year Ended October 31,					Year Ended June 30,
	2021	2020	2019	2018	2017[g]	2017
(Unaudited)
$33.29	$24.64	$22.28	$19.63	$18.85	$17.66	$15.54

0.01	0.03	0.08	0.11	0.06	0.03	0.12
(5.31)	9.51	2.68	3.08	1.11	1.16	2.22
(5.30)	9.54	2.76	3.19	1.17	1.19	2.34

(0.03)	(0.10)	(0.09)	(0.06)	(0.04)	—	(0.11)
(2.71)	(0.79)	(0.31)	(0.48)	(0.35)	—	(0.11)
(2.74)	(0.89)	(0.40)	(0.54)	(0.39)	—	(0.22)
N/A	N/A	N/A	N/A	N/A	N/A	—*
25.25	33.29	24.64	22.28	19.63	18.85	17.66
$71,312	$112,425	$100,895	$106,463	$66,197	$56,026	$31,866

(17.11)%[c]	39.56%	12.54%	16.91%	6.26%	6.74%[c]	15.21%
0.81[d]	0.80	0.80	0.79	0.84	1.18[d]	1.48
0.71[d]	0.71	0.71	0.71	0.70	0.70[d]	0.83
0.08[d]	0.11	0.35	0.51	0.28	0.29[d]	0.71
12[c]	9	22	26	15	9[c]	21

Investor Class
6-Month Period Ended April 30, 2022	Year Ended October 31,					Year Ended June 30,
	2021	2020	2019	2018	2017[g]	2017[f]
(Unaudited)
$32.62	$24.17	$21.87	$19.54	$18.81	$17.64	$16.76

(0.04)	(0.08)	(0.01)	0.03	(0.02)	0.02	0.01
(5.19)	9.34	2.63	2.79	1.10	1.15	0.87
(5.23)	9.26	2.62	2.82	1.08	1.17	0.88

—	(0.02)	(0.01)	(0.01)	—	—	—
(2.71)	(0.79)	(0.31)	(0.48)	(0.35)	—	—
(2.71)	(0.81)	(0.32)	(0.49)	(0.35)	—	—
24.68	32.62	24.17	21.87	19.54	18.81	17.64
$827	$900	$503	$417	$322	$75	$22

(17.25)%[c]	39.06%	12.12%	14.99%	5.80%	6.63%[c]	5.25%[c]
1.17[d]	1.16	1.17	1.16	1.21	1.55[d]	2.03[d]
1.07[d]	1.07	1.08	1.08	1.07	1.07[d]	1.07[d]
(0.28)[d]	(0.27)	(0.04)	0.14	(0.11)	0.05[d]	0.13[d]
12[c]	9	22	26	15	9[c]	21[c]

Harbor Funds Financial Highlights—Continued
Selected Data for a Share Outstanding for the Periods Presented

*	Less than $0.01
^	Percentage does not reflect reduction for credit balance arrangements (see the “Custodian” section in Note 2 of the accompanying Notes to Financial Statements)
a	Reflects the Adviser’s waiver, if any, of its management fees and/or other operating expenses
b	The total returns would have been lower had certain expenses not been waived during the periods shown.
c	Unannualized
d	Annualized
e	Amounts are based on average daily shares outstanding during the period.
f	For the period March 6, 2017 (commencement of operations) through June 30, 2017
g	For the period July 1, 2017 through October 31, 2017
h	For the period December 1, 2019 (inception) through October 31, 2020
i
Effective September 1, 2021, the Fund changed its name and Harbor Capital Advisors, Inc. was appointed by the Board of Trustees to manage the Fund’s assets based upon model portfolios provided by multiple non-discretionary subadvisors.

j	For the period June 1, 2018 (inception) through October 31, 2018
k	For the period March 1, 2019 (inception) through October 31, 2019
l	For the period June 1, 2019 (inception) through October 31, 2019
m	Effective March 1, 2017, the Board of Trustees appointed Sands Capital Management, LLC as subadvisor to Harbor Global Leaders Fund.
n	Effective August 22, 2018, the Board of Trustees appointed Marathon Asset Management Limited as subadvisor to Harbor International Fund.
o	Effective May 23, 2019, the Board of Trustees appointed Cedar Street Asset Management LLC as subadvisor to Harbor International Small Cap Fund.
p	Effective September 23, 2020, the Board of Trustees appointed Marathon Asset Management Limited as subadvisor to Harbor Emerging Markets Equity Fund.
q	Effective February 2, 2022, the Fund’s name changed from Harbor Bond Fund to Harbor Core Plus Fund and the Board of Trustees appointed Income Research+Management as the subadvisor to the Fund.
r
The net investment income ratio includes dividends and interest income and related tax compliance fee and interest expense, from foreign tax reclaims and interest received by the Fund. The ratios of total expenses to average net assets include the tax compliance fee and related interest expense due to this receipt of foreign tax reclaims and interest income by the Fund. For the year ended October 31, 2020, the ratios of net expenses to average net assets including tax compliance fee for the
Retirement Class, Institutional Class, Administrative Class, and Investor Class were 1.49%, 1.64%, 1.53%, and 1.98%, respectively.

The accompanying notes are an integral part of the Financial Statements.

Harbor Funds
Notes to Financial Statements—April 30, 2022 (Unaudited)

Note 1—Organizational Matters
Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. As of April 30, 2022, the Trust consists of the following separate portfolios (individually or collectively referred to as a “Fund” or the “Funds,” respectively). Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”) is the investment adviser for the Funds.
Harbor Capital Appreciation Fund	Harbor International Growth Fund
Harbor Convertible Securities Fund	Harbor International Small Cap Fund
Harbor Core Bond Fund	Harbor Large Cap Value Fund
Harbor Core Plus Fund (formerly, Harbor Bond Fund)	Harbor Mid Cap Fund
Harbor Disruptive Innovation Fund	Harbor Mid Cap Value Fund
Harbor Diversified International All Cap Fund	Harbor Money Market Fund
Harbor Emerging Markets Equity Fund	Harbor Overseas Fund
Harbor Focused International Fund	Harbor Small Cap Growth Fund
Harbor Global Leaders Fund	Harbor Small Cap Value Fund
Harbor High-Yield Bond Fund	Harbor Strategic Growth Fund
Harbor International Fund
Effective February 2, 2022, Harbor Bond Fund was renamed Harbor Core Plus Fund.
The Funds currently offer up to four classes of shares, designated as Retirement Class, Institutional Class, Administrative Class and Investor Class. The shares of each class represent an interest in the same portfolio of investments of the Funds and have equal rights with respect to voting, redemptions, dividends, and liquidations, except that: (i) certain expenses, subject to the approval of the Trust’s Board of Trustees (the “Board of Trustees”), may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (“SEC”) and the Internal Revenue Service; and (ii) shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights as to that distribution plan.
  Note 2—Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. Each Fund follows the investment company reporting requirements under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”), which includes the accounting and reporting guidelines under Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.
Security Valuation
The Trust’s valuation procedures permit the Funds to use a variety of valuation methodologies, consider a number of subjective factors, analyze applicable facts and circumstances and, in general, exercise judgment, when valuing Fund investments. The methodology used for a specific type of investment may vary based on the circumstances and relevant considerations, including available market data.
Equity securities (including common stock, preferred stock, and convertible preferred stock), exchange-traded funds and financial derivative instruments (such as futures contracts and options contracts, including rights and warrants) that are traded on a national securities exchange or system (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities) are valued at the last sale price on a national exchange or system on which they are principally traded as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean between the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, are valued at the official bid price determined as of the close of the primary exchange. Shares of open-end registered investment companies that are held by a Fund are valued at net asset value. To the extent these securities are actively traded

Harbor Funds
Notes to Financial Statements—Continued

Note 2—Significant Accounting Policies—Continued
and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section.
Debt securities (including corporate bonds, municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, mortgage-backed and asset-backed securities, foreign government obligations, bank loans, and convertible securities, other than short-term securities, with a remaining maturity of less than 60 days at the time of acquisition), are valued using evaluated prices furnished by a pricing vendor selected by the Board of Trustees. An evaluated price represents an assessment by the pricing vendor using various market inputs of what the pricing vendor believes is the fair value of a security at a particular point in time. The pricing vendor determines evaluated prices for debt securities that would be transacted at institutional-size quantities using inputs including, but not limited to, (i) recent transaction prices and dealer quotes, (ii) transaction prices for what the pricing vendor believes are securities with similar characteristics, (iii) the pricing vendor’s assessment of the risk inherent in the security taking into account criteria such as credit quality, payment history, liquidity and market conditions, and (iv) various correlations and relationships between security price movements and other factors, such as interest rate changes, which are recognized by institutional traders. In the case of asset-backed and mortgage-backed securities, the inputs used by the pricing vendor may also include information about cash flows, prepayment rates, default rates, delinquency and loss assumption, collateral characteristics, credit enhancements and other specific information about the particular offering. Because many debt securities trade infrequently, the pricing vendor will often not have current transaction price information available as an input in determining an evaluated price for a particular security. When current transaction price information is available, it is one input into the pricing vendor’s evaluation process, which means that the evaluated price supplied by the pricing vendor will frequently differ from that transaction price. Securities held by Harbor Money Market Fund are valued at amortized cost, which the Adviser has determined, pursuant to the Board of Trustees’ authorization, approximates fair value. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and the maturity value of the issue over the period to effective maturity. Securities that use similar valuation techniques and inputs as described above are normally categorized as Level 2 in the fair value hierarchy.
Short-term securities with a remaining maturity of less than 60 days at the time of acquisition that are held by a Fund are valued at amortized cost to the extent amortized cost represents fair value. Such securities are normally categorized as Level 2 in the fair value hierarchy.
Over-the-counter financial derivative instruments, such as forward currency contracts, options contracts, and swap agreements (including centrally cleared swaps), derive their value from underlying asset prices, indices, reference rates and other inputs, or a combination of these factors. These instruments are valued using evaluated prices furnished by a pricing vendor selected by the Board of Trustees. In certain cases, when a valuation is not readily available from a pricing vendor, the Fund’s subadviser provides a valuation, typically using its own proprietary models. Depending on the instrument and the terms of the transaction, the value of the derivative instrument can be determined by a pricing vendor or subadviser using a series of techniques, including simulation pricing models. The pricing models use inputs, such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates, that are observed from actively quoted markets. Derivative instruments that use valuation techniques and inputs similar to those described above are normally categorized as Level 2 in the fair value hierarchy.
A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. In such cases, the Fund may apply a fair value factor supplied by the pricing vendor to a foreign security’s market close value to reflect changes in value that may have occurred between the close of the primary market or exchange on which the security is traded and the Fund’s pricing time. That factor may be derived using observable inputs such as a comparison of the trading patterns of a foreign security to intraday trading in the U.S. markets that are highly correlated to the foreign security or other information that becomes available after the close of the foreign market on which the security principally traded. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official closing prices or evaluated prices for the same securities, which means that the Fund may value those securities higher or lower than another given fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor in its calculation of net asset value. Securities valued using observable inputs, such as those described above, are normally categorized as Level 2 of the fair value hierarchy.

Harbor Funds
Notes to Financial Statements—Continued

Note 2—Significant Accounting Policies—Continued
When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value as determined by the Trust’s Valuation Committee (the “Valuation Committee”) pursuant to procedures adopted, and subject to oversight, by the Board of Trustees. The Valuation Committee is comprised of a trustee and officers of the Trust and employees of Harbor Capital with relevant experience or responsibilities. Each security for which the Valuation Committee determines a fair value, including the basis for the fair value decision, is reviewed by the Board of Trustees at its regularly scheduled board meetings. Securities valued using fair valuation methods that incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy.
Fair Value Measurements and Disclosures
Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2, and Level 3. The inputs or methodologies used for valuing investments are not necessarily indicative of the risk associated with investing in those investments. The assignment of an investment to Levels 1, 2, or 3 is based on the lowest level of significant inputs used to determine its fair value.
Level 1–	Quoted prices in active markets for identical securities.
Level 2–	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3–
Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include each Fund’s own assumptions.

The categorization of investments into Levels 1, 2, or 3, and a summary of significant unobservable inputs used for Level 3 investments, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.
Each Fund used observable inputs in its valuation methodologies whenever they were available and deemed reliable.
Investment Income
Dividends declared on portfolio securities are accrued on the ex-dividend date. Dividend information on certain foreign securities may not be available on ex-dividend date, therefore, such dividends will be recorded as soon as reliable information becomes available. Distributions from real estate investment trust securities are recorded as dividend income, and may be reclassified as capital gains and/or return of capital, based on the information reported by the issuer, when available. Interest income is accrued daily as earned. Discounts and premiums on fixed income securities are amortized over the life of the respective securities (except for premiums on certain callable debt securities that are amortized to the earliest call date) using the effective yield method. Paydown gains and losses on mortgage-backed and asset-backed securities are recognized as a component of interest income. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income. Consent fees relating to corporate actions from investments held are recorded as income upon receipt.
Expenses
Expenses are charged directly to the Fund that incurred such expense whenever possible. With respect to expenses incurred by any two or more Harbor funds where amounts cannot be identified on a fund by fund basis, such expenses are generally allocated in proportion to the average net assets or the number of shareholders of each Fund.
Class Allocations
Income, common expenses and realized and unrealized gains/(losses) are determined at the Fund level and allocated daily to each class of shares based on the applicable net assets of the respective classes. Distribution and service fees, if any, and transfer agent fees are calculated daily at the class level based on the applicable net assets of each class and the expense rate(s) applicable to each class.
Securities Transactions
Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed). Realized gains or losses on security transactions are determined on the basis of identified cost.

Harbor Funds
Notes to Financial Statements—Continued

Note 2—Significant Accounting Policies—Continued
Distribution to Shareholders
Distributions on Fund shares are recorded on the ex-dividend date.
Taxes
Each Fund is treated as a separate entity for U.S. federal tax purposes. Each Fund’s policy is to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) applicable to regulated investment companies and to distribute to its shareholders all of its taxable income within the prescribed time. It is also the intention of each Fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code. Therefore, no provision has been made for U.S. federal taxes on income, capital gains or unrealized appreciation of securities held or excise taxes on income and capital gains.
Each Fund may be subject to taxes imposed by foreign countries in which they invest. Such taxes are provided for in accordance with each Fund’s understanding of the applicable foreign countries tax law and are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned. Certain Funds have filed for additional foreign tax reclaims related to prior years. These additional foreign tax reclaims are recorded as income when both the amount is known and significant contingencies or uncertainties regarding collectability are removed.
Management has analyzed each Fund’s tax positions for all open tax years (in particular, U.S. federal, state and local income tax returns for the tax years ended October 31, 2018–2020), including all positions expected to be taken upon filing the 2021 tax return (if applicable), in all material jurisdictions where each Fund operates, and has concluded that no provision for income tax is required in the Funds’ financial statements. Each Fund will recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.
In August 2020, and April 2022, Harbor International Fund received payments, including interest, from member countries of the European Union based on foreign tax reclaims relating to amounts withheld on dividends received by the Fund during fiscal years October 31, 2009 through 2021. A portion of the foreign tax reclaims and interest received is due to the Internal Revenue Service (“IRS”), in the form of a tax compliance fee and that amount is based on the percentage of foreign tax credits previously passed through to the Fund’s shareholders. The estimated amount due to the IRS, including interest, is included in tax compliance fee payable in the Fund’s Statement of Asset and Liabilities. The Fund filed a closing agreement with the IRS related to the amount received in 2020 and is planning on entering into another closing agreement later in the year related to the amounts received in 2022. The actual tax compliance and related interest due to the IRS will be determined based on the closing agreement with the IRS and may differ from estimates.
In April 2022, Harbor Capital Appreciation Fund received payments, including interest, from a member country of the European Union based on foreign tax reclaims relating to amounts withheld on dividends received by the Fund during fiscal years October 31, 2018 through 2021. There was no tax compliance fee due to the IRS given no foreign tax credit was previously passed through to the Fund’s shareholders.
Custodian
Each Fund has credit balance arrangements with its custodian whereby positive balances in demand deposit accounts used by the transfer and shareholder servicing agent for clearing shareholder transactions in the Fund generate credits that are applied against gross custody expenses. Such custodial expense reductions, if any, are reflected on the  respective Fund’s accompanying Statement of Operations.
Foreign Currency Translations
Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transactions. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred. The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, when applicable, are translated into U.S. dollars based on the current exchange rates at period end.

Harbor Funds
Notes to Financial Statements—Continued

Note 2—Significant Accounting Policies—Continued
Reported net realized gains and losses on foreign currency transactions, when applicable, represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities, when applicable, are included in the net realized and unrealized gain or loss on investments in the Statements of Operations.
Proceeds from Litigation
Each Fund may receive proceeds from shareholder litigation settlements involving current and/or previously held portfolio holdings. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/(loss) if the security has been disposed of by a Fund, or in unrealized gain/(loss) if the security is still held by a Fund.
New Accounting Pronouncements
In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of this ASU is to provide optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate (“LIBOR”) and other reference rates that are expected to be discontinued. The ASU was effective immediately upon release of the update on March 12, 2020, and can generally be applied through December 31, 2022. Management is continuously evaluating the potential effect a discontinuation of LIBOR could have on each Fund’s investments (if applicable) and has determined that it is unlikely the ASU’s adoption will have a material impact on the Fund’s financial statements.
Certain instruments held by the Funds rely in some fashion upon LIBOR. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, announced plans to ultimately phase out the use of LIBOR. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation date, there remains uncertainty regarding the nature of any replacement rate, and any potential effects of the transition away from LIBOR on the Funds or on certain instruments in which the Funds invests can be difficult to ascertain. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR and may result in a reduction in the value of certain instruments held by the Funds.
Inflation-Indexed Bonds
Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted based on the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value that is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income even though investors do not receive the principal until maturity.
During the period, Harbor Core Bond Fund and Harbor Core Plus Fund invested in inflation-indexed bonds.
Loan Participations and Assignments
Loan participations and loan assignments are direct debt instruments, which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participation in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled, only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When a Fund purchases assignments from the agent, it acquires direct rights against the borrower on the loan.

Harbor Funds
Notes to Financial Statements—Continued

Note 2—Significant Accounting Policies—Continued
Unfunded loan commitments are contractual obligations for future funding and may include revolving credit facilities, which may obligate a Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. The funded portion of these credit agreements are presented on the Portfolio of Investments. Unfunded loan commitments are fair valued daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations.
A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of an unfunded loan commitment. In certain circumstances, a Fund that has entered into an unfunded loan commitment may receive a prepayment penalty fee upon the prepayment of a loan by a borrower. Fees earned are recorded as a component of interest income on the Statement of Operations.
During the period, Harbor High-Yield Bond Fund invested in loan participations and assignments.
As of April 30, 2022, the Funds do not have unfunded loan commitments outstanding.
Reverse Repurchase Agreements
A reverse repurchase agreement involves the delivery of a portfolio security in exchange for cash by a Fund, coupled with an agreement to repurchase the same or substantially the same security at a specified time and price. Until the security is repurchased, a Fund is obligated to pay interest, based upon market rates of the time of issuance, on the value of the repurchase agreement. While a reverse repurchase agreement is outstanding, a Fund continues to receive principal and interest payments on the underlying security. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties is reflected as a liability on the Statements of Assets and Liabilities. Interest payments based upon the Reverse repurchase agreement term made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. To cover its obligations under reverse repurchase agreements, a Fund will segregate cash or liquid securities, which are fair valued daily, with the Fund’s custodian, or set aside or restrict assets in the subadviser’s records or systems relating to a Fund, in an amount not less than the repurchase price, including accrued interest, of the underlying security. Reverse repurchase agreements involve the risk that the fair value of the securities delivered by a Fund may decline below the repurchase price of the securities and, if the proceeds from the reverse repurchase agreement are invested in securities, that the fair value of the securities purchased may decline below the repurchase price of the securities delivered. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to a Fund.
During the period, Harbor Core Plus Fund entered into reverse repurchase agreements. The average amount of borrowings outstanding for the Fund was $3,347,000 at a weighted average interest rate of -0.456%. Average borrowings outstanding and average interest rate during the period is calculated based on calendar days.
Sale-Buybacks
A “sale-buyback” financing transaction consists of a sale of a portfolio security by a Fund to a financial institution (the counterparty) with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement.
The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the “price drop.” A price drop consists of two components: (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold, and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. To cover its obligations under sale-buyback transactions, a Fund will segregate cash or liquid securities, which are fair valued daily, with the Fund’s custodian, or set aside or restrict assets in the subadviser’s records or systems relating to a Fund, in an amount not less than the repurchase price, including

Harbor Funds
Notes to Financial Statements—Continued

Note 2—Significant Accounting Policies—Continued
accrued interest, of the underlying security. Sale-buyback transactions involve the risk that the fair value of the securities sold by a Fund may decline below the repurchase price of the securities and, if the proceeds from the sale-buyback transactions are invested in securities, that the fair value of the securities purchased may decline below the repurchase price of the securities sold. In periods of increased demand for a security, a Fund may receive a fee for use of the security by the counterparty, which may result in additional interest income to a Fund.
During the period, Harbor Core Plus Fund entered into sale-buyback transactions. The average amount of borrowings outstanding for the Fund was $3,355,000 at a weighted average interest rate of -0.071%. Average borrowings outstanding and average interest rate during the period is calculated based on calendar days.
Forward Currency Contracts
A forward currency contract is an agreement between two parties to buy and sell currencies at a set price on a future date.
Forward currency contracts are fair valued daily and any change in fair value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Risk of losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.
During the period, Harbor Core Plus Fund used forward currency contracts to manage its exposure to changes in exchange rates or as a hedge against foreign exchange risk related to specific transactions or portfolio positions.
Futures Contracts
A futures contract is an agreement between two parties to buy or sell a specified financial instrument at a set price on a future date. Futures contracts tend to increase or decrease a Fund’s exposure to the underlying instrument or can be used to hedge other Fund investments.
Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities or other liquid securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract referred to as “variation margin.” Such receipts or payments are recorded by a Fund as unrealized gains or losses. When the contract is closed or expires, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A Fund may suffer losses if it is unable to close out its position because of an illiquid secondary market. There is no assurance that a Fund will be able to close out its position when the Fund considers it appropriate or desirable to do so. In the event of adverse price movements, a Fund may be required to continue making daily cash payments to maintain its required margin. If a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when the Fund would not otherwise elect to do so. In addition, a Fund may be required to deliver or take delivery of instruments. The maximum potential loss on a long futures contract is the U.S. dollar value of the notional amount at the time the contract is opened. The potential loss on a short futures contract is unlimited. There is minimal counterparty risk with futures contracts as they are traded on an exchange and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures contracts against default.
During the period, Harbor Core Plus Fund used futures contracts to gain exposure to the fixed income asset class with greater efficiency and lower cost than was possible through direct investment, to add value when these securities were attractively priced, or to adjust the portfolio’s sensitivity to changes in interest rates or currency exchange rates.
Options
An option is a contract that offers the buyer the right, but not the obligation, to buy (call) or sell (put) a security or other financial asset at an agreed-upon price (the strike price) during a certain period of time or on a specific date (exercise date). Purchased call options tend to increase a Fund’s exposure to the underlying instrument. Purchased put options tend to decrease a Fund’s exposure to the underlying instrument.

Harbor Funds
Notes to Financial Statements—Continued

Note 2—Significant Accounting Policies—Continued
When a Fund purchases an option, it pays a premium. If a purchased option expires, a Fund realizes a loss in the amount of the premium. If a Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If a call option is exercised by a Fund, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a put option is exercised by a Fund, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium paid. A Fund’s maximum risk of loss from counterparty credit risk is also limited to the premium paid for the contract.
When a Fund writes an option, it receives a premium. If a written option expires on its stipulated expiration date, or if a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a Fund realizes a gain or loss from the sale of the underlying security, and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that a Fund purchases upon exercise of the option.
The risk in writing a call option is that a Fund relinquishes the opportunity to profit if the fair value of the underlying security increases and the option is exercised. In writing a put option, a Fund assumes the risk of incurring a loss if the fair value of the underlying security decreases and the option is exercised. In addition, there is a risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or if the counterparty does not perform under the contract’s terms.
During the Period, Harbor Core Plus Fund purchased and wrote (sold) option contracts to manage its exposure to the bond markets and to fluctuations in interest rates and currency values.
Rights and Warrants
Rights represent a privilege offered to holders of record of issued securities to subscribe (usually on a pro rata basis) for additional securities of the same class, of a different class or of a different issuer. Warrants are contracts that generally give the holder the right, but not the obligation, to buy a stated number of shares of common stock at a specified price at any time during the life of the warrant. Rights and warrants are typically written by the issuer of the security underlying the right or warrant. Although some rights and warrants may be non-transferable, others may be traded over-the-counter or on an exchange.
A Fund may acquire rights or warrants in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. The value of a right or warrant may not necessarily change with the value of the underlying securities. When a Fund acquires rights or warrants, it runs the risk that it will lose its entire investment in the rights or warrants, unless the Fund exercises the right or warrant, acquires the underlying securities, or enters into a closing transaction before expiration. Rights and warrants cease to have value if they are not exercised prior to their expiration date. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for rights or other warrants that expire are treated as realized losses. If a Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the rights or warrants.
Rights or warrants outstanding at the end of the period, if any, are disclosed at the end of each applicable Fund’s Portfolio of Investments and are included in “Purchased options” in the Statements of Assets and Liabilities. Realized gain/(loss) and unrealized appreciation/(depreciation) recognized during the period are included in “Purchased options” in the Statements of Operations.
During the period, Harbor Diversified International All Cap Fund, Harbor International Fund, and Harbor Overseas Fund held rights/warrants as a result of their investments in underlying securities.

Harbor Funds
Notes to Financial Statements—Continued

Note 2—Significant Accounting Policies—Continued
Swap Agreements
A swap is a contract between two parties to exchange future cash flows at specified intervals (payment dates) based upon a notional principal amount during the agreed-upon life of the contract. Swap agreements may be privately negotiated in the over-the-counter market (“OTC swaps”) or may be cleared through a third party, known as a central clearing party or derivatives clearing organization (“centrally cleared swaps”).
Swaps are fair valued daily and changes in value are recorded as unrealized appreciation or depreciation on the Statement of Operations.
Upon entering a swap agreement, any payments received or made at the beginning of the measurement period are reflected in the Statements of Assets and Liabilities and represent a reconciling value to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (such as credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. If a liquidation payment is received or made at the termination of the swap, it is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations. Daily changes to the fair value of centrally cleared swaps are recorded as Variation margin receivable or payable on centrally cleared swap agreements in the Statements of Assets and Liabilities and are settled daily. An initial margin, typically in form of cash or qualifying highly liquid, high-quality short-term investments, is paid to the central clearing party or derivatives clearing organization when the swap contract is executed and is recorded as Due from brokers on the Statement of Assets and Liabilities.
Entering into swap agreements involves, to varying degrees, elements of credit risk, market risk and interest rate risk in excess of the amount recognized in the Statements of Assets and Liabilities. Such risks include the possibility that there is not a liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. A Fund’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life or the value of the contract. This risk is typically mitigated by the existence of a master netting arrangement between a Fund and the counterparty, the posting of collateral by the counterparty, and the central clearing party, as counterparty to all centrally cleared swaps, guaranteeing the performance of the swaps through the margin requirements.
Interest Rate Swaps are agreements between counterparties to exchange cash flows or an exchange of commitments to pay or receive interest with respect to the notional amount of principal. Changes in interest rates can have an effect on the value of bond holdings, the amount of interest income earned and the value of the interest rate swaps held.
During the period, Harbor Core Plus Fund used interest rate swap agreements to manage its exposure to interest rate changes.
Credit Default Swaps are agreements between counterparties to buy or sell protection on a debt security, a basket of securities, or an index of obligations against a defined credit event. Under the terms of a credit default swap, the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a given percentage applied to a notional principal amount. In return for these payments, the seller acts as the guarantor of the creditworthiness of a reference entity, obligation or index. An issuer may represent either a single issuer, a “basket” of issuers, or a credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole.
The buyer in a credit default contract is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no credit event occurs. Credit events may include bankruptcy, failure to pay principal, maturity extension, rating downgrade, or write-down. As a seller, if an underlying credit event occurs, a Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation (or underlying securities comprising an index), or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation (or underlying securities comprising an index). As a buyer, if an underlying credit event occurs, a Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation (or underlying securities comprising an index) or receive a net settlement.

Harbor Funds
Notes to Financial Statements—Continued

Note 2—Significant Accounting Policies—Continued
During the period, Harbor Core Plus Fund used credit default swap agreements as a seller to gain credit exposure to an issuer or to simulate investments in long bond positions that were either unavailable or less attractively priced in the bond market; the Fund used credit default swap agreements as a buyer to provide a measure of protection against defaults of an issuer.
Other Matters
The Funds in the normal course of business invest in financial instruments where the risk of potential loss exists due to changes in the market, economic, political and regulatory developments, as well as events such as war, terrorism or spread of infectious disease (market risk) or failure or inability of the counterparty to a transaction to perform (credit and counterparty risk). In addition, certain Funds invest primarily in foreign securities and as such are also subject to foreign currencies and foreign securities risks. Each Fund’s prospectus provides further details regarding the Fund’s principal risks.
  Note 3—Investment Portfolio Transactions
Investment Portfolio Transactions
Purchases and sales of investments, other than short-term securities and U.S. government obligations, for each Fund for the period ended April 30, 2022 were as follows:
	Purchases (000s)	Sales (000s)
Harbor Capital Appreciation Fund	$7,202,059	$10,474,875*
Harbor Convertible Securities Fund	94,257	92,726
Harbor Core Bond Fund	22,972	2,366
Harbor Core Plus Fund	363,199	6,139,128
Harbor Disruptive Innovation Fund	98,805	170,110
Harbor Diversified International All Cap Fund	153,389	228,904
Harbor Emerging Markets Equity Fund	4,330	24,615
Harbor Focused International Fund	13,632	13,482
Harbor Global Leaders Fund	17,500	42,240
Harbor High-Yield Bond Fund	167,885	201,728
Harbor International Fund	287,675	644,740
Harbor International Growth Fund	36,863	143,871
Harbor International Small Cap Fund	21,616	12,639
Harbor Large Cap Value Fund	284,328	394,978
Harbor Mid Cap Fund	8,293	6,923
Harbor Mid Cap Value Fund	23,198	69,135
Harbor Overseas Fund	49,702	34,058
Harbor Small Cap Growth Fund	407,301	380,810
Harbor Small Cap Value Fund	81,656	406,099
Harbor Strategic Growth Fund	12,172	36,415

*	Sales for this Fund include $639,744 in connection with in-kind redemptions of the Fund’s capital shares.
In-Kind Redemption Transactions
In accordance with the Trust’s prospectus, the Funds may distribute portfolio securities rather than cash as payment for a redemption of Fund shares. For financial reporting purposes, a Fund recognizes a gain or loss on the securities distributed related to the in-kind redemption. Such Fund-level gains and losses on in-kind redemptions are not taxable to shareholders. For the period ended April 30, 2022, and the year ended October 31, 2021, Harbor Capital Appreciation Fund realized gains of $417,186,000 and $2,664,550,000, respectively, upon the disposition of portfolio securities in connection with in-kind redemptions of the Fund’s shares.

Harbor Funds
Notes to Financial Statements—Continued

Note 3—Investment Portfolio Transactions—Continued
Securities Lending
Each Fund may engage in securities lending, whereby a Fund lends its securities to financial institutions in order to increase its income. The Trust has engaged State Street Bank and Trust Company to act as its agent (the “Lending Agent”) with respect to the lending of portfolio securities of the Funds, pursuant to the terms and conditions of a Securities Lending Authorization Agreement (the “SLA Agreement”). Securities loans are required to be secured at all times during the term of the loan by collateral that is at least equal to the value of the loaned securities determined at the close of each business day. Collateral may consist of cash and/or securities issued by the U.S. Treasury. Any additional collateral that may be required to secure a loan is delivered to the Fund on the next business day. Cash collateral is recognized as the gross liability for securities loaned in the Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the Lending Agent on behalf of the Funds, and the Funds do not have the ability to rehypothecate those securities. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio (the “Navigator Portfolio”), a money market mutual fund that seeks to provide income while maintaining a stable net asset value of $1.00. There is no assurance that the Navigator Portfolio will maintain a stable net asset value and the Funds are subject to the risk of loss on the cash collateral invested. A portion of the earnings generated by the investment of the cash collateral is rebated to the borrower for the use of the cash collateral and these earnings (less any rebate) are then divided between the Fund and the Lending Agent, as a fee for its services, according to agreed-upon rates. The Lending Agent and a Fund will share in any shortfall in the rebate due to the borrower, according to agreed-upon rates.
In addition to receiving a fee from the borrower based on the demand for securities loaned and earning income on the investment of the cash collateral, a Fund receives substitute interest, dividends, or other amounts on the loaned securities, during the term of a loan. Net securities lending income is disclosed as such in the Statements of Operations and represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to the Lending Agent.
Loans may be terminated at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Fund securities that are identical to the loaned securities. The Funds bear the risk of delay in recovery of, or loss of rights in, the securities loaned and the risk that the value of the collateral falls below the value of the securities on loan. Each Fund seeks to mitigate this risk through the SLA Agreement, which provides that in the event of default, the Lending Agent may apply the proceeds of the cash collateral from the loaned securities toward the purchase of replacement securities. If such proceeds are insufficient or the collateral is unavailable, the Lending Agent will purchase replacement securities at its sole expense, or if unable to do so, the Lending Agent may credit to the Fund’s account an amount equal to the fair value of the unreturned loaned securities. As the securities loans are subject to termination by the Fund or the borrower at any time, the remaining contractual maturities of each securities lending transaction is considered to be overnight and continuous.
The following table shows the Funds that engaged in securities lending during the period and summarizes the value of equity securities loaned and related cash and non-cash collateral as of April 30, 2022.
	Value of Securities on Loan (000s)	Cash Collateral (000s)	Non-Cash Collateral (000s)
Harbor Diversified International All Cap Fund	$2,543	$—	$2,701
Harbor Emerging Markets Equity Fund	—	—	—
Harbor International Fund	1,276	1,344	—
Harbor International Growth Fund	—	—	—
Harbor Overseas Fund	—	—	—
  Note 4—FEES AND OTHER Transactions with Affiliates
Investment Adviser
Harbor Capital is a wholly owned subsidiary of ORIX Corporation. Harbor Capital is the Funds’ investment adviser and is also responsible for administrative and other services.

Harbor Funds
Notes to Financial Statements—Continued

Note 4—FEES AND OTHER Transactions with Affiliates—Continued
Each Fund has a separate advisory agreement with Harbor Capital. The agreements provide for management fees based on an annual percentage rate of average daily net assets as follows:
	Contractual Rate	Actual Rate
Harbor Capital Appreciation Fund	0.60%[a]	0.55%
Harbor Convertible Securities Fund	0.65[b]	0.60
Harbor Core Bond Fund	0.23[c]	0.25
Harbor Core Plus Fund	0.25[d]	0.37
Harbor Disruptive Innovation Fund	0.70	0.70
Harbor Diversified International All Cap Fund	0.75	0.75
Harbor Emerging Markets Equity Fund	0.85	0.85
Harbor Focused International Fund	0.75	0.75
Harbor Global Leaders Fund	0.75[e]	0.70
Harbor High-Yield Bond Fund	0.60[f]	0.51
Harbor International Fund	0.75[g]	0.75
Harbor International Growth Fund	0.75	0.75
Harbor International Small Cap Fund	0.85	0.85
Harbor Large Cap Value Fund	0.60[h]	0.60
Harbor Mid Cap Fund	0.75	0.75
Harbor Mid Cap Value Fund	0.75[i]	0.74
Harbor Money Market Fund	0.20[j]	0.00
Harbor Overseas Fund	0.75	0.75
Harbor Small Cap Growth Fund	0.75	0.75
Harbor Small Cap Value Fund	0.75	0.75
Harbor Strategic Growth Fund	0.60	0.60

a
The Adviser has contractually agreed to reduce the management fee to 0.56% on assets between $5 billion and $10 billion, 0.54% on assets between $10 billion and
$20 billion and 0.53% on assets over $20 billion through February 28, 2023.

b	The Adviser has contractually agreed to reduce the management fee to 0.60% through February 28, 2023.
c	For the period November 1, 2021 through November 30, 2021, the management fee was 0.34%. Effective December 1, 2021, the contractual management fee was reduced to 0.23%.
d
For the period November 1, 2021 through February 1, 2022, the management fee was 0.48%. In addition, the Adviser contractually agreed to reduce the management fee to 0.43% on assets between $1 billion and $3 billion and to 0.405% on assets over $3 billion. Effective February 2, 2022, the contractual management fee was reduced to
0.25%.

e	The Adviser has contractually agreed to waive 0.05% of its management fee through February 28, 2023.
f	The Adviser has contractually agreed to reduce the management fee to 0.508% through February 28, 2023.
g	The management fee is 0.75% on assets up to $12 billion and 0.65% on assets in excess of $12 billion.
h	The management fee rate is 0.60% on assets up to $4 billion and 0.55% on assets over $4 billion.
i	The Adviser has contractually agreed to reduce the management fee to 0.70% on assets between $350 million and $1 billion and 0.65% on assets over $1 billion through February 28, 2023.
j	The Adviser has contractually agreed to reduce the management fee to 0.18% through February 28, 2023.

Harbor Funds
Notes to Financial Statements—Continued

Note 4—FEES AND OTHER Transactions with Affiliates—Continued
Harbor Capital has from time to time voluntarily or contractually agreed not to impose a portion of its management fees and/or to bear a portion of the expenses incurred in the operation of certain Funds in order to limit Fund expenses. Such waivers, if any, are reflected on the accompanying Statements of Operations. Interest expense, if any, is excluded from contractual limitations. During the period, the following expense limitation agreements were in effect:
	Retirement Class	Institutional Class	Administrative Class	Investor Class	Expense Limitation Agreement Expiration Date
Harbor Core Bond Fund[1]	0.26%	0.34%	N/A	N/A	02/28/2023
Harbor Core Plus Fund[2]	0.30	0.38	0.63%	N/A	02/28/2023
Harbor Disruptive Innovation Fund	0.50	0.58	0.83	0.94%	08/31/2022
Harbor Diversified International All Cap Fund	0.72	0.80	1.05	1.16	02/28/2023
Harbor Emerging Markets Equity Fund	0.88	0.96	1.21	1.32	02/28/2023
Harbor Focused International Fund	0.77	0.85	1.10	1.21	02/28/2023
Harbor Global Leaders Fund	0.78	0.86	1.11	1.22	02/28/2023
Harbor International Fund	0.69	0.77	1.02	1.13	02/28/2023
Harbor International Growth Fund	0.77	0.85	1.10	1.21	02/28/2023
Harbor International Small Cap Fund	0.88	0.96	1.21	1.32	02/28/2023
Harbor Large Cap Value Fund	0.61	0.69	0.94	1.05	02/28/2023
Harbor Mid Cap Fund	0.80	0.88	1.13	1.24	02/28/2023
Harbor Mid Cap Value Fund	0.77	0.85	1.10	1.21	02/28/2023
Harbor Money Market Fund[3]	N/A	0.28	0.53	N/A	02/28/2023
Harbor Overseas Fund	0.77	0.85	1.10	1.21	02/28/2023
Harbor Strategic Growth Fund	0.63	0.71	0.96	1.07	02/28/2023

[1]	For the period November 1, 2021 through November 30, 2021, the operating expense limitations for the Retirement Class and Institutional Class were 0.37% and 0.45%, respectively.
[2]
For the period November 1, 2021 through February 1, 2022, the operating expense limitations for the Retirement Class, Institutional Class, and Administrative Class were
0.43%, 0.51%, and 0.76%, respectively.

[3]
From November 1, 2021 through March 31, 2022, Harbor Capital voluntarily waived all the expenses of the Fund. Effective April 1, 2022 through April 30, 2022, Harbor
Capital voluntarily waived a portion of the expenses of the Fund. This expense waiver resulted in annualized expense ratios for the period ended April 30, 2022 of 0.01%
each for the Institutional Class and Administrative Class.

All expense limitation agreements include the transfer agent fee waiver discussed in the Transfer Agent note.
Distributor
Harbor Funds Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of Harbor Capital, is the distributor for Harbor Funds’ shares. Under the Trust’s current distribution plan pursuant to Rule 12b-1 under the Investment Company Act with respect to each Fund’s Administrative and Investor Class shares (each, a “12b-1 Plan”) as applicable, each Fund pays the Distributor compensation at the annual rate of 0.25% of the average daily net assets of its Administrative and Investor Class shares. Pursuant to each 12b-1 Plan, the Distributor is compensated for financing any activity that is primarily intended to result in the sale of Administrative and Investor Class shares of each Fund or for recordkeeping services or the servicing of shareholder accounts in a Administrative and Investor Class shares of each Fund. Such activities include, but are not limited to: printing of prospectuses and statements of additional information and reports for prospective shareholders (i.e., other than existing shareholders); preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers or other institutions such as asset-based sales charges, payments of recordkeeping fees under recordkeeping arrangements, or payments of service fees under shareholder service arrangements; and costs of administering each 12b-1 Plan.
Amounts payable by a Fund under each 12b-1 Plan need not be directly related to the expenses actually incurred by the Distributor on behalf of each Fund. Each 12b-1 Plan does not obligate each Fund to reimburse the Distributor for the actual expenses the Distributor may incur in fulfilling its obligations under each 12b-1 Plan. Thus, even if the Distributor’s actual expenses exceed the fee payable to the Distributor at any given time, each Fund will not be obligated to pay more than that fee. If the Distributor’s expenses are less than the fee it receives, the Distributor will retain the difference.
The fees attributable to each Fund’s respective class are shown on the accompanying Statements of Operations.

Harbor Funds
Notes to Financial Statements—Continued

Note 4—FEES AND OTHER Transactions with Affiliates—Continued
Transfer Agent
Harbor Services Group, Inc. (“Harbor Services Group”), a wholly-owned subsidiary of Harbor Capital, is the transfer and shareholder servicing agent for the Funds. The transfer agency and service agreement is reviewed and approved annually by the Board of Trustees and provides currently for compensation up to the following amounts per class of each Fund:
Transfer Agent Fees
Retirement Class	0.02% of the average daily net assets of all Retirement Class shares
Institutional Class	0.10% of the average daily net assets of all Institutional Class shares
Administrative Class	0.10% of the average daily net assets of all Administrative Class shares
Investor Class	0.21% of the average daily net assets of all Investor Class shares
Harbor Services Group voluntarily waived a portion of its transfer agent fees during the period ended April 30, 2022. Fees incurred for these transfer agent services are shown on each Fund’s Statement of Operations. The voluntary waiver may be discontinued at any time.
Affiliated Transactions
The Investment Company Act permits purchase and sale transactions among affiliated investment companies subject to an exemptive rule. Harbor Funds has adopted policies and procedures pursuant to such rule. During the period, the Funds did not enter into any transactions with any other Harbor fund.
Shareholders
As of April 30, 2022, Harbor Capital and its wholly owned subsidiaries collectively held 10% or more of the following shares of beneficial interest in each of the following Funds:
	Number of Shares Owned by Harbor Capital and Subsidiaries					Percentage of Outstanding Shares
	Retirement Class	Institutional Class	Administrative Class	Investor Class	Total
Harbor Core Bond Fund	80,327	3,498,742	N/A	N/A	3,579,069	37.3%
Harbor Focused International Fund	1,346,043	1,323,700	N/A	3,169	2,672,912	80.3
Harbor International Small Cap Fund	30,890	1,732,313	28,858	28,697	1,820,758	40.2
Harbor Mid Cap Fund	492,677	484,850	N/A	3,057	980,584	22.1
Harbor Overseas Fund	1,257,062	1,223,234	N/A	3,430	2,483,726	45.9
Independent Trustees
The fees and expenses of the Independent Trustees are included in “Trustees’ fees and expenses” on each Fund’s Statement of Operations.
The Board of Trustees has adopted a Deferred Compensation Plan for Independent Trustees (the “Plan”), which enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Trust. For purposes of determining the amount owed to a Trustee under the Plan, deferred amounts are treated as though they had been invested in shares of the Fund(s) selected by the Trustee. While not required to do so, each Fund makes an investment equal to the Trustee’s investment election. The deferred compensation liability and the offsetting deferred compensation investment asset are included as a component of “Accrued expenses – Trustees’ fees and expenses” and “Other assets”, respectively, in the Statements of Assets and Liabilities. Such amounts fluctuate with changes in the value of the selected Fund(s). The deferred compensation and related mark-to-market impact liability and an offsetting investment asset will remain on each Fund’s Statement of Assets and Liabilities until distributed in accordance with the Plan.

Harbor Funds
Notes to Financial Statements—Continued

Note 4—FEES AND OTHER Transactions with Affiliates—Continued
Indemnification
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that provide general indemnities to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
  NOTE 5—TAX INFORMATION
The identified cost for federal income tax purposes of investments owned by each Fund and its respective gross unrealized appreciation and depreciation as of April 30, 2022 are as follows:
	Identified Cost (000s)	Gross Unrealized		Net Unrealized Appreciation/ (Depreciation) (000s)
		Appreciation (000s)	(Depreciation) (000s)
Harbor Capital Appreciation Fund	$18,373,007	$11,296,899	$(2,186,763)	$9,110,136
Harbor Convertible Securities Fund	177,951	8,044	(16,266)	(8,222)
Harbor Core Bond Fund*	97,846	78	(8,030)	(7,952)
Harbor Core Plus Fund	1,347,084	11,664	(110,232)	(98,568)
Harbor Disruptive Innovation Fund	222,340	1,041	(72,340)	(71,299)
Harbor Diversified International All Cap Fund	910,660	129,598	(92,274)	37,324
Harbor Emerging Markets Equity Fund	21,270	734	(3,740)	(3,006)
Harbor Focused International Fund	35,576	3,279	(2,850)	429
Harbor Global Leaders Fund	74,666	19,016	(10,707)	8,309
Harbor High-Yield Bond Fund*	312,545	921	(23,030)	(22,109)
Harbor International Fund*	3,316,061	648,969	(383,706)	265,263
Harbor International Growth Fund	436,432	142,145	(67,939)	74,206
Harbor International Small Cap Fund	62,869	3,058	(7,300)	(4,242)
Harbor Large Cap Value Fund	1,567,913	597,650	(49,874)	547,776
Harbor Mid Cap Fund	54,978	6,510	(3,751)	2,759
Harbor Mid Cap Value Fund*	335,337	102,796	(46,094)	56,702
Harbor Money Market Fund	89,045	—	—	—
Harbor Overseas Fund	60,050	5,215	(5,213)	2
Harbor Small Cap Growth Fund*	877,841	114,333	(109,141)	5,192
Harbor Small Cap Value Fund	1,409,879	752,370	(74,716)	677,654
Harbor Strategic Growth Fund	46,981	32,162	(2,089)	30,073

*	Capital loss carryforwards are available, which may reduce taxable income from future net realized gain on investments.

  Note 6—Derivatives
Each Fund’s derivative holdings do not qualify for hedge accounting treatment and as such are recorded at current fair value. For a discussion of risks related to these investments please refer to the descriptions of each type of derivative instrument in Note 2— Significant Accounting Policies.
Each Fund’s derivative instruments outstanding as of the period ended April 30, 2022, if any, as disclosed in the Portfolio of Investments, and the related amounts of net realized and changes in net unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations, are indicators of the volume of derivative activity for each Fund.
Derivative Instruments
As of April 30, 2022, the fair values of derivatives, by primary risk exposure, were reflected in the Statement of Assets and Liabilities as follows:

Harbor Funds
Notes to Financial Statements—Continued

Note 6—Derivatives—Continued
HARBOR INTERNATIONAL FUND
Statement of Assets and Liabilities Caption	Equity Contracts (000s)
Purchased options (rights/warrants)	$56
HARBOR OVERSEAS FUND
Statement of Assets and Liabilities Caption	Equity Contracts (000s)
Purchased options (rights/warrants)	$—
Net realized gain/(loss) and the change in net unrealized appreciation / (depreciation) on derivatives, by primary risk exposure, for the period ended April 30, 2022, were:
HARBOR CORE PLUS FUND
Net realized gain/(loss) on derivatives	Interest Rate Contracts (000s)	Foreign Exchange Contracts (000s)	Credit Contracts (000s)	Total (000s)
Forward currency contracts	$—	$2,113	$—	$2,113
Futures contracts	(8,240)	—	—	(8,240)
Purchased options	(293)	—	—	(293)
Written options	122	—	—	122
Swap agreements	5,412	—	1,806	7,218
Net realized gain/(loss) on derivatives	$(2,999)	$2,113	$1,806	$920

Change in net unrealized appreciation/(depreciation) on derivatives	Interest Rate Contracts (000s)	Foreign Exchange Contracts (000s)	Credit Contracts (000s)	Total (000s)
Forward currency contracts	$—	$(4,201)	$—	$(4,021)
Futures contracts	3,303	—	—	3,303
Purchased options	197	—	—	197
Written options	46	—	—	46
Swap agreements	(4,557)	—	(1,316)	(5,873)
Change in net unrealized appreciation/(depreciation) on derivatives	$(1,011)	$(4,201)	$(1,316)	$(6,348)
HARBOR DIVERSIFIED INTERNATIONAL ALL CAP FUND
Net realized gain/(loss) on derivatives	Equity Contracts (000s)
Purchased options (rights/warrants)	$1
HARBOR INTERNATIONAL FUND
Net realized gain/(loss) on derivatives	Equity Contracts (000s)
Purchased options (rights/warrants)	$2

Change in net unrealized appreciation/(depreciation) on derivatives	Equity Contracts (000s)
Purchased options (rights/warrants)	$12

Harbor Funds
Notes to Financial Statements—Continued

Note 6—Derivatives—Continued
HARBOR OVERSEAS FUND
Change in net unrealized appreciation/(depreciation) on derivatives	Equity Contracts (000s)
Purchased options (rights/warrants)	$—
  Note 7—Legal Proceedings
Tribune Company
Harbor Mid Cap Value Fund had been named as a defendant and/or as a putative member of a proposed defendant class in Kirschner v. FitzSimons (In re Tribune Co.), No. 12-2652 (S.D.N.Y.); Deutsche Bank v. Ohlson Enterprises, No. 12-0064 (S.D.N.Y.); and Niese v. ABN AMRO Clearing Chicago LLC, No. 12-0555 (S.D.N.Y.), all three of which had been consolidated with other Tribune-related lawsuits in the multidistrict litigation proceeding In re Tribune Co. Fraudulent Conveyance Litig., No. 11-2296 (S.D.N.Y.). The lawsuits resulted from a leveraged buyout transaction effected in 2007 by the Tribune Company (the “Tribune”). None of the lawsuits alleged any wrongdoing on the part of Harbor Mid Cap Value Fund. Harbor Mid Cap Value Fund held shares of Tribune and tendered those shares as part of the Tribune’s leveraged buyout transaction. On February 22, 2022, the Supreme Court denied the plaintiffs’ petition for certiorari. The Supreme Court’s decision denying the plaintiffs’ petition for certiorari ended the legal proceedings, denying any recovery to the plaintiffs.
  Note 8—Subsequent Events
At the meeting of the Board of Trustees held on March 15, 2022, the Board of Trustees voted to liquidate and dissolve the Harbor Focused International Fund. The liquidation of the Fund occurred on May 31, 2022. Additional information related to the liquidation can be found in the supplement to the Fund’s prospectus as filed with the SEC on March 18, 2022.
At the meeting of the Board of Trustees held on March 15, 2022, the Board of Trustees approved the reorganization of the Harbor Strategic Growth Fund into the Mar Vista Strategic Growth Fund, a newly organized series of Manager Directed Portfolios. A shareholder meeting for the purpose of voting on the agreement and plan of reorganization is scheduled to be held in June 2022. Assuming shareholders approve the reorganization, the closing of the reorganization is expected to occur in July 2022. Additional information related to the reorganization can be found in the supplement to the Fund’s prospectus filed with the SEC on March 18, 2022.
Through the date the financial statements were issued, there were no other subsequent events or transactions that would have materially impacted the financial statements or related disclosures as presented herein.

Harbor Funds
Fees and Expenses Example (Unaudited)

Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees (if any) and (2) ongoing costs, including management fees, distribution and service (12b-1) fees (if any), and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2021 through April 30, 2022.
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses for each share class. You may use the information in the respective class line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of the respective class under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table for each share class below provides information about hypothetical account values and hypothetical expenses based on the respective Fund/Class’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the respective Fund/Class’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Annualized Expense Ratios*	Expenses Paid During Period**	Beginning Account Value (November 1, 2021)	Ending Account Value (April 30, 2022)
Harbor Capital Appreciation Fund
Retirement Class	0.57%
Actual		$2.43	$1,000	$715.70
Hypothetical (5% return)		2.86	1,000	1,021.90
Institutional Class	0.65%
Actual		$2.76	$1,000	$715.40
Hypothetical (5% return)		3.26	1,000	1,021.49
Administrative Class	0.90%
Actual		$3.82	$1,000	$714.60
Hypothetical (5% return)		4.51	1,000	1,020.22
Investor Class	1.01%
Actual		$4.29	$1,000	$714.20
Hypothetical (5% return)		5.06	1,000	1,019.66

Harbor Funds
Fees and Expenses Example—Continued

	Annualized Expense Ratios*	Expenses Paid During Period**	Beginning Account Value (November 1, 2021)	Ending Account Value (April 30, 2022)
Harbor Convertible Securities Fund
Retirement Class	0.67%
Actual		$3.14	$1,000	$891.00
Hypothetical (5% return)		3.36	1,000	1,021.39
Institutional Class	0.75%
Actual		$3.52	$1,000	$890.20
Hypothetical (5% return)		3.76	1,000	1,020.98
Administrative Class	1.00%
Actual		$4.68	$1,000	$889.10
Hypothetical (5% return)		5.01	1,000	1,019.71
Investor Class	1.11%
Actual		$5.19	$1,000	$888.50
Hypothetical (5% return)		5.56	1,000	1,019.15
Harbor Core Bond Fund
Retirement Class	0.28%
Actual		$1.32	$1,000	$903.60
Hypothetical (5% return)		1.40	1,000	1,023.37
Institutional Class	0.36%
Actual		$1.70	$1,000	$903.20
Hypothetical (5% return)		1.81	1,000	1,022.97
Harbor Core Plus Fund
Retirement Class	0.37%
Actual		$1.75	$1,000	$908.70
Hypothetical (5% return)		1.86	1,000	1,022.91
Institutional Class	0.45%
Actual		$2.13	$1,000	$908.40
Hypothetical (5% return)		2.26	1,000	1,022.51
Administrative Class	0.70%
Actual		$3.31	$1,000	$907.40
Hypothetical (5% return)		3.51	1,000	1,021.24
Harbor Disruptive Innovation Fund
Retirement Class	0.50%
Actual		$2.02	$1,000	$627.60
Hypothetical (5% return)		2.51	1,000	1,022.25
Institutional Class	0.58%
Actual		$2.35	$1,000	$628.50
Hypothetical (5% return)		2.91	1,000	1,021.85
Administrative Class	0.83%
Actual		$3.35	$1,000	$627.50
Hypothetical (5% return)		4.16	1,000	1,020.58
Investor Class	0.94%
Actual		$3.79	$1,000	$626.70
Hypothetical (5% return)		4.71	1,000	1,020.02

Harbor Funds
Fees and Expenses Example—Continued

	Annualized Expense Ratios*	Expenses Paid During Period**	Beginning Account Value (November 1, 2021)	Ending Account Value (April 30, 2022)
Harbor Diversified International All Cap Fund
Retirement Class	0.72%
Actual		$3.35	$1,000	$874.20
Hypothetical (5% return)		3.61	1,000	1,021.14
Institutional Class	0.80%
Actual		$3.72	$1,000	$874.10
Hypothetical (5% return)		4.01	1,000	1,020.73
Administrative Class	1.05%
Actual		$4.88	$1,000	$873.10
Hypothetical (5% return)		5.26	1,000	1,019.46
Investor Class	1.16%
Actual		$5.38	$1,000	$872.70
Hypothetical (5% return)		5.81	1,000	1,018.90
Harbor Emerging Markets Equity Fund
Retirement Class	0.88%
Actual		$3.96	$1,000	$818.60
Hypothetical (5% return)		4.41	1,000	1,020.32
Institutional Class	0.96%
Actual		$4.33	$1,000	$819.30
Hypothetical (5% return)		4.81	1,000	1,019.92
Administrative Class	1.21%
Actual		$5.46	$1,000	$818.60
Hypothetical (5% return)		6.06	1,000	1,018.65
Investor Class	1.32%
Actual		$5.95	$1,000	$817.20
Hypothetical (5% return)		6.60	1,000	1,018.09
Harbor Focused International Fund
Retirement Class	0.77%
Actual		$3.42	$1,000	$789.60
Hypothetical (5% return)		3.86	1,000	1,020.88
Institutional Class	0.85%
Actual		$3.78	$1,000	$789.60
Hypothetical (5% return)		4.26	1,000	1,020.47
Investor Class	1.21%
Actual		$5.37	$1,000	$788.60
Hypothetical (5% return)		6.06	1,000	1,018.65
Harbor Global Leaders Fund
Retirement Class	0.78%
Actual		$3.36	$1,000	$737.70
Hypothetical (5% return)		3.91	1,000	1,020.83
Institutional Class	0.86%
Actual		$3.70	$1,000	$737.50
Hypothetical (5% return)		4.31	1,000	1,020.42
Administrative Class	1.11%
Actual		$4.78	$1,000	$736.60
Hypothetical (5% return)		5.56	1,000	1,019.15
Investor Class	1.22%
Actual		$5.25	$1,000	$736.30
Hypothetical (5% return)		6.11	1,000	1,018.59

Harbor Funds
Fees and Expenses Example—Continued

	Annualized Expense Ratios*	Expenses Paid During Period**	Beginning Account Value (November 1, 2021)	Ending Account Value (April 30, 2022)
Harbor High-Yield Bond Fund
Retirement Class	0.58%
Actual		$2.79	$1,000	$939.80
Hypothetical (5% return)		2.91	1,000	1,021.85
Institutional Class	0.66%
Actual		$3.17	$1,000	$939.40
Hypothetical (5% return)		3.31	1,000	1,021.44
Administrative Class	0.91%
Actual		$4.37	$1,000	$937.50
Hypothetical (5% return)		4.56	1,000	1,020.17
Investor Class	1.02%
Actual		$4.90	$1,000	$937.00
Hypothetical (5% return)		5.11	1,000	1,019.61
Harbor International Fund
Retirement Class	0.69%
Actual		$3.19	$1,000	$866.40
Hypothetical (5% return)		3.46	1,000	1,021.29
Institutional Class	0.77%
Actual		$3.56	$1,000	$866.10
Hypothetical (5% return)		3.86	1,000	1,020.88
Administrative Class	1.02%
Actual		$4.72	$1,000	$864.90
Hypothetical (5% return)		5.11	1,000	1,019.61
Investor Class	1.13%
Actual		$5.22	$1,000	$864.40
Hypothetical (5% return)		5.66	1,000	1,019.05
Harbor International Growth Fund
Retirement Class	0.77%
Actual		$3.25	$1,000	$700.10
Hypothetical (5% return)		3.86	1,000	1,020.88
Institutional Class	0.85%
Actual		$3.59	$1,000	$699.50
Hypothetical (5% return)		4.26	1,000	1,020.47
Administrative Class	1.10%
Actual		$4.63	$1,000	$698.90
Hypothetical (5% return)		5.51	1,000	1,019.20
Investor Class	1.21%
Actual		$5.10	$1,000	$698.60
Hypothetical (5% return)		6.06	1,000	1,018.65

Harbor Funds
Fees and Expenses Example—Continued

	Annualized Expense Ratios*	Expenses Paid During Period**	Beginning Account Value (November 1, 2021)	Ending Account Value (April 30, 2022)
Harbor International Small Cap Fund
Retirement Class	0.88%
Actual		$4.10	$1,000	$881.80
Hypothetical (5% return)		4.41	1,000	1,020.32
Institutional Class	0.96%
Actual		$4.48	$1,000	$881.10
Hypothetical (5% return)		4.81	1,000	1,019.92
Administrative Class	1.21%
Actual		$5.64	$1,000	$880.70
Hypothetical (5% return)		6.06	1,000	1,018.65
Investor Class	1.32%
Actual		$6.16	$1,000	$879.70
Hypothetical (5% return)		6.60	1,000	1,018.09
Harbor Large Cap Value Fund
Retirement Class	0.61%
Actual		$2.88	$1,000	$905.90
Hypothetical (5% return)		3.06	1,000	1,021.69
Institutional Class	0.69%
Actual		$3.26	$1,000	$905.50
Hypothetical (5% return)		3.46	1,000	1,021.29
Administrative Class	0.94%
Actual		$4.44	$1,000	$904.60
Hypothetical (5% return)		4.71	1,000	1,020.02
Investor Class	1.05%
Actual		$4.96	$1,000	$904.30
Hypothetical (5% return)		5.26	1,000	1,019.46
Harbor Mid Cap Fund
Retirement Class	0.80%
Actual		$3.83	$1,000	$927.80
Hypothetical (5% return)		4.01	1,000	1,020.73
Institutional Class	0.88%
Actual		$4.20	$1,000	$927.10
Hypothetical (5% return)		4.41	1,000	1,020.32
Investor Class	1.24%
Actual		$5.92	$1,000	$925.70
Hypothetical (5% return)		6.21	1,000	1,018.49
Harbor Mid Cap Value Fund
Retirement Class	0.77%
Actual		$3.79	$1,000	$986.30
Hypothetical (5% return)		3.86	1,000	1,020.88
Institutional Class	0.85%
Actual		$4.19	$1,000	$985.40
Hypothetical (5% return)		4.26	1,000	1,020.47
Administrative Class	1.10%
Actual		$5.41	$1,000	$984.20
Hypothetical (5% return)		5.51	1,000	1,019.20
Investor Class	1.21%
Actual		$5.95	$1,000	$984.20
Hypothetical (5% return)		6.06	1,000	1,018.65

Harbor Funds
Fees and Expenses Example—Continued

	Annualized Expense Ratios*	Expenses Paid During Period**	Beginning Account Value (November 1, 2021)	Ending Account Value (April 30, 2022)
Harbor Money Market Fund
Institutional Class	0.01%
Actual		$0.05	$1,000	$1,000.40
Hypothetical (5% return)		0.05	1,000	1,024.74
Administrative Class	0.01%
Actual		$0.05	$1,000	$1,000.40
Hypothetical (5% return)		0.05	1,000	1,024.74
Harbor Overseas Fund
Retirement Class	0.77%
Actual		$3.61	$1,000	$890.50
Hypothetical (5% return)		3.86	1,000	1,020.88
Institutional Class	0.85%
Actual		$3.99	$1,000	$890.60
Hypothetical (5% return)		4.26	1,000	1,020.47
Investor Class	1.21%
Actual		$5.67	$1,000	$888.60
Hypothetical (5% return)		6.06	1,000	1,018.65
Harbor Small Cap Growth Fund
Retirement Class	0.78%
Actual		$3.47	$1,000	$793.30
Hypothetical (5% return)		3.91	1,000	1,020.83
Institutional Class	0.86%
Actual		$3.82	$1,000	$793.20
Hypothetical (5% return)		4.31	1,000	1,020.42
Administrative Class	1.11%
Actual		$4.93	$1,000	$792.30
Hypothetical (5% return)		5.56	1,000	1,019.15
Investor Class	1.22%
Actual		$5.42	$1,000	$791.70
Hypothetical (5% return)		6.11	1,000	1,018.59
Harbor Small Cap Value Fund
Retirement Class	0.79%
Actual		$3.74	$1,000	$906.30
Hypothetical (5% return)		3.96	1,000	1,020.78
Institutional Class	0.87%
Actual		$4.11	$1,000	$906.10
Hypothetical (5% return)		4.36	1,000	1,020.37
Administrative Class	1.12%
Actual		$5.29	$1,000	$904.90
Hypothetical (5% return)		5.61	1,000	1,019.10
Investor Class	1.23%
Actual		$5.81	$1,000	$904.50
Hypothetical (5% return)		6.16	1,000	1,018.54

Harbor Funds
Fees and Expenses Example—Continued

	Annualized Expense Ratios*	Expenses Paid During Period**	Beginning Account Value (November 1, 2021)	Ending Account Value (April 30, 2022)
Harbor Strategic Growth Fund
Retirement Class	0.63%
Actual		$2.85	$1,000	$829.50
Hypothetical (5% return)		3.16	1,000	1,021.59
Institutional Class	0.71%
Actual		$3.22	$1,000	$828.90
Hypothetical (5% return)		3.56	1,000	1,021.19
Administrative Class	0.96%
Actual		$4.35	$1,000	$828.00
Hypothetical (5% return)		4.81	1,000	1,019.92
Investor Class	1.07%
Actual		$4.85	$1,000	$827.50
Hypothetical (5% return)		5.36	1,000	1,019.36

*	Reflective of all fee waivers and expense reimbursements
**	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Harbor Funds
Additional Information (Unaudited)

Proxy Voting
Harbor Funds has adopted Proxy Voting Policies and Procedures under which proxies relating to securities held by the Harbor funds are voted. In addition, Harbor Funds files Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of Harbor Funds’ Proxy Voting Policies and Procedures and the proxy voting records (Form N-PX) are available (i) without charge, upon request, by calling Harbor toll-free at 800-422-1050; (ii) on Harbor’s website at harborcapital.com; and (iii) on the SEC’s website at sec.gov.

Householding
Harbor Funds has adopted a policy that allows it to send only one copy of a Fund’s prospectus, proxy materials, annual report and semi-annual report to certain shareholders residing at the same household. This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call the Shareholder Servicing Agent at 800-422-1050. Individual copies will be sent within thirty (30) days after the Shareholder Servicing Agent receives your instructions. Your consent to householding is considered valid until revoked.

Quarterly Portfolio Disclosures
The Funds file a complete portfolio of investments for their first and third fiscal quarters with the SEC as an exhibit to Form N-PORT. The Funds’ Form N-PORT exhibit is available (i) without charge, upon request, by calling Harbor toll-free at 800-422-1050, (ii) on Harbor’s website at harborcapital.com, and (iii) on the SEC’s website at sec.gov.

ADVISORY AGREEMENT APPROVALS
FACTORS CONSIDERED BY THE TRUSTEES IN APPROVING THE INVESTMENT ADVISORY AGREEMENTS AND SUBADVISORY AGREEMENTS OF THE HARBOR FUNDS
The Investment Company Act requires that the Investment Advisory and Subadvisory Agreement of each Fund be approved initially, and following an initial two-year term, at least annually, by the Trust’s Board of Trustees (the “Board” or the “Trustees”), including a majority of the Independent Trustees voting separately.
At a meeting of the Board held on February 18, 2022 (the “Meeting”), the Board, including the Independent Trustees voting separately, considered and approved the continuation of each Investment Advisory Agreement with Harbor Capital, the adviser to each Fund, and each Subadvisory Agreement with each Fund’s subadviser (each, a “Subadviser”) with respect to Harbor Capital Appreciation Fund, Harbor Convertible Securities Fund, Harbor Core Bond Fund, Harbor Core Plus Fund (Investment Advisory Agreement only), Harbor Disruptive Innovation Fund (Investment Advisory Agreement only), Harbor Diversified International All Cap Fund, Harbor Emerging Markets Equity Fund, Harbor Focused International Fund, Harbor Global Leaders Fund, Harbor High-Yield Bond Fund, Harbor International Fund, Harbor International Growth Fund, Harbor International Small Cap Fund, Harbor Large Cap Value Fund, Harbor Mid Cap Fund, Harbor Mid Cap Value Fund, Harbor Money Market Fund, Harbor Overseas Fund, Harbor Small Cap Growth Fund, Harbor Small Cap Value Fund and Harbor Strategic Growth Fund (each a “Fund” and, collectively, the “Funds”). The Trustees noted that the Subadvisory Agreements for Harbor Disruptive Innovation Fund and Harbor Core Plus Fund were considered and approved for initial two-year terms by the Board on May 16-17, 2021 and December 1, 2021, respectively.
In evaluating each Investment Advisory Agreement and each Subadvisory Agreement, the Trustees reviewed materials furnished by Harbor Capital and each Subadviser, including information about their respective affiliates, personnel, and operations, and also relied upon their knowledge of Harbor Capital and the Subadvisers resulting from their quarterly meetings, periodic telephonic meetings and other prior communications. In connection with the Meeting, which had been called for the purpose of considering the continuation of the Investment Advisory Agreements and Subadvisory Agreements, and at prior meetings, the Trustees, including the Independent Trustees, requested and received materials and presentations relating to Fund performance and the services rendered by Harbor Capital and each Subadviser. These materials included a comprehensive written response from Harbor Capital to a 15(c) request letter prepared by legal counsel to the Independent Trustees in consultation with the Independent Trustees. The Trustees also discussed with representatives of Harbor Capital, at the Meeting and at prior meetings, Harbor Funds’ operations and Harbor Capital’s ability, consistent with the “manager-of-managers” structure of many Harbor Funds, to (i) identify and recommend to the Trustees a subadviser for each such Fund, (ii) monitor and oversee the performance and investment capabilities of each subadviser, and (iii) recommend the replacement of a subadviser where appropriate. The

Harbor Funds
Additional Information—Continued

ADVISORY AGREEMENT APPROVALS—Continued
Trustees specifically considered Harbor Capital’s history as a manager-of-managers, including its history of replacing subadvisers for particular Funds in circumstances in which the Board and Harbor Capital had determined that a change in subadviser was in the best interests of a Fund and its shareholders, whether as a result of (i) long-term underperformance not explained by market conditions or market cycles relative to the subadviser’s investment style, (ii) prolonged style inconsistency, (iii) material adverse changes in management or personnel, or (iv) other factors, such as if Harbor Capital were to identify another subadviser believed to better serve the shareholders than the existing subadviser.
At the Meeting, the Trustees, including all of the Independent Trustees voting separately, determined, in the exercise of their business judgment, that the terms of each Investment Advisory Agreement and each Subadvisory Agreement were fair and reasonable and approved the continuation for a one-year period of each such Investment Advisory Agreement and Subadvisory Agreement as being in the best interests of each Fund and its shareholders.
In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of Harbor Capital or any Subadviser present and were represented throughout the process by legal counsel to the Independent Trustees and the Funds.
In considering the approval of each Fund’s Investment Advisory Agreement and, as applicable, Subadvisory Agreement, the Board, including the Independent Trustees, evaluated a number of factors it considered relevant to its determination. The Board did not identify any single factor as all-important or controlling, and individual Trustees did not necessarily attribute the same weight or importance to each factor.
Among the factors considered by the Trustees were the following:
•
The nature, extent, and quality of the services provided by Harbor Capital and each Subadviser, including the background, education, expertise and experience of the investment professionals of Harbor Capital and each Subadviser providing services to the Funds;
•
The favorable history, reputation, qualifications and background of Harbor Capital and each Subadviser, as well as the qualifications of their respective personnel;
•
The profitability of Harbor Capital with respect to each Fund, including the effect of revenues of Harbor Services Group, Inc. (“Harbor Services Group”), the Funds’ transfer agent, and Harbor Funds Distributors, Inc. (“Harbor Funds Distributors”), the Funds’ principal underwriter, on such profitability;
•
The fees charged by Harbor Capital and Subadvisers for investment advisory and subadvisory services, respectively, including, in each case, the portion of the fee to be retained by Harbor Capital, after payment of the Subadviser’s fee, for the investment advisory and related services, including investment, business, legal, compliance, trading (in the case of Harbor Disruptive Innovation Fund), financial and administrative services, that Harbor Capital provides;
•
The extent to which economies of scale might be realized as each Fund grows, and the extent to which each Fund’s advisory fee level reflects any economies of scale for the benefit of Fund investors;
•
The fees and expense ratios of each Fund relative to the quality of services provided and the fees and expense ratios of similar investment companies;
•
The short- and long-term investment performance of each Fund in comparison to peer groups and certain relevant benchmark indices and Harbor Capital’s efforts to address circumstances of underperformance where applicable;
•
The compensation received by Harbor Services Group and Harbor Funds Distributors in consideration of the services each provides to the Funds;
•
Any “fall out” benefits that might inure to Harbor Capital and its affiliates as a result of their relationship with the Funds;
•
Information received at regular meetings throughout the year related to Fund performance and services rendered by Harbor Capital, as well as each of the Subadvisers, and research arrangements with brokers who execute transactions on behalf of each Subadviser;
•
Information contained in materials provided by Harbor Capital and compiled by Broadridge as to the investment returns, advisory fees and total expense ratios of the Institutional Class of each Fund (and, in certain cases, total expense ratios of the Investor Class) relative to those of other investment companies with similar objectives and strategies managed by other investment advisers, consisting both of a peer group of funds as well as a broader universe of funds compiled by Broadridge; and

Harbor Funds
Additional Information—Continued

ADVISORY AGREEMENT APPROVALS—Continued
•
Information contained in materials compiled by Morningstar as to the investment returns of the Institutional Class of each Fund relative to those of other investment companies with similar objectives and strategies managed by other investment advisers.
Nature, Extent, and Quality of Services
The Trustees separately considered the nature, extent, and quality of the services provided by Harbor Capital and each Subadviser. In their deliberations as to the approval of each Fund’s Investment Advisory Agreement and, as applicable, Subadvisory Agreement, the Trustees were mindful of the fact that, by choosing to invest in a Fund, the shareholders had entrusted Harbor Capital with the responsibility, subject to the approval of the Trustees, for selecting each Fund’s Subadviser, overseeing and monitoring that Subadviser’s performance and replacing the Subadviser if necessary. The Trustees also considered as relevant to their determination the favorable history, reputation, qualifications and background of Harbor Capital and each Subadviser, as well as the qualifications of their respective personnel.
The Adviser’s Services. The Board evaluated the nature, extent, and quality of Harbor Capital’s services in light of the Board’s experience with Harbor Capital, as well as materials provided by Harbor Capital concerning the financial and other resources devoted by Harbor Capital to Harbor Funds, including the breadth and depth of experience and expertise of the investment, accounting, administrative, legal and compliance professionals dedicated to Harbor Funds’ operations. The Trustees determined that Harbor Capital has the expertise and resources to manage and operate effectively each Fund.
The Subadvisers’ Services. The Trustees’ consideration of the services provided by the Subadvisers included a review of each Subadviser’s portfolio managers, investment philosophy, style and processes and record of consistency therewith, performance results for different time periods, its approach to controlling risk, and the quality and extent of its investment capabilities and resources, including the nature and extent of research it receives from broker-dealers (to the extent applicable) and other sources. In their deliberations with respect to each applicable Fund, the Trustees considered the history of Harbor Funds’ relationship with each Subadviser and Harbor Funds’ experience with each Subadviser in this capacity.
The Trustees also considered each Subadviser’s breadth and depth of experience and investment results in managing other accounts similar to the respective Fund. The Trustees regularly receive presentations by investment professionals from the Subadvisers. The Trustees reviewed information concerning each Subadviser’s historical investment results in managing accounts and/or funds, as applicable, in a manner substantially similar to the relevant Fund.
Investment Performance, Advisory Fees and Expense Ratios
In considering each Fund’s performance, advisory fees and expense ratio, the Trustees requested and received from Harbor Capital data compiled by Broadridge and Morningstar. The Trustees also received information explaining the methodology for compilation of certain of this information and what it was intended to demonstrate. The Trustees analyzed the Institutional Class performance of each Fund, the advisory fees of each Fund, and the Institutional Class expenses of each Fund (after giving effect to waivers and/or reimbursements, if applicable, that reduced the fees or expenses of the Fund or its peer funds) and made certain observations and findings as to each Fund as noted below. The Trustees also reviewed certain Investor Class comparative fee and expense information they considered relevant to their deliberations. In evaluating performance, the Trustees recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results.
Harbor Capital Appreciation Fund. The Trustees considered Harbor Capital Appreciation Fund (inception date December 29, 1987) and its Institutional Class performance in relation to its Broadridge universe, noting that according to the Broadridge data, the Fund had underperformed its group and universe medians for the one-year period ended December 31, 2021, while outperforming its group and universe medians for the three- and five-year periods ended December 31, 2021. The Fund’s one-, three- and five-year rolling returns as of December 31, 2021, ranked in the fourth, first and first quartile, respectively, according to Morningstar. The Trustees also considered that the Fund had underperformed its primary benchmark, the Russell 1000® Growth Index, for the one- and three-year periods ended December 31, 2021 and outperformed the benchmark for the five-year period ended December 31, 2021.
The Trustees considered the expertise of Jennison Associates LLC (“Jennison”) in managing assets generally and specifically with respect to the Fund’s asset class, noting that Jennison managed approximately $87.8 billion in assets in this asset class, out of a firm-wide total of approximately $245.6 billion in assets under management. The Trustees also noted the experience of the Fund’s portfolio managers in this asset class, noting that one was a founding member of Jennison.

Harbor Funds
Additional Information—Continued

ADVISORY AGREEMENT APPROVALS—Continued
The Trustees observed that the Broadridge comparison of contractual management fees for the Fund’s expense group, assuming an asset level of $42.3 billion, showed that the Fund’s contractual management fee was above the group median for the Institutional Class. The actual total expense ratio for the Institutional Class of the Fund was below both the group and universe medians. The Trustees also considered that Harbor Capital had agreed to continue the Fund’s existing contractual fee waiver/expense reimbursement arrangement until at least February 28, 2023. The Trustees noted that Harbor Capital’s profitability in operating the Fund was not excessive.
Harbor Convertible Securities Fund. The Trustees considered Harbor Convertible Securities Fund (inception date May 1, 2011), noting its underperformance relative to its Broadridge group and universe medians for the one-, three- and five-year periods ended December 31, 2021. The Fund’s one-, three- and five-year rolling returns as of December 31, 2021 ranked in the third, third and fourth quartiles, respectively, according to Morningstar data. The Trustees also considered the fact that the Fund had underperformed its benchmark, the ICE Bank of America (“ICE BofA”) U.S. Convertible Ex Mandatory Index, for the one-, three- and five-year periods ended December 31, 2021.
The Trustees considered the expertise of Shenkman Capital Management, Inc. (“Shenkman Capital”) in managing assets generally and in the convertible securities asset class specifically, noting that Shenkman Capital managed approximately $546 million in assets in this asset class, out of a firm-wide total of approximately $30.9 billion in assets under management. The Trustees also noted the experience of the Fund’s portfolio managers, one of whom is the founder of the firm, in this asset class.
The Trustees observed that the Broadridge comparison of contractual management fees for the Fund’s expense group, assuming an asset level of $225 million, showed the Fund’s management fee was below the group median for the Institutional Class. The actual total expense ratio of the Fund’s Institutional Class was also below the group and universe median expense ratios. The Trustees also considered that Harbor Capital had agreed to continue the Fund’s existing contractual fee waiver/expense reimbursement arrangement until at least February 28, 2023. The Trustees noted that Harbor Capital’s profitability in operating the Fund was not excessive.
Harbor Core Bond Fund. The Trustees considered Harbor Core Bond Fund (inception date June 1, 2018), noting the outperformance of its Institutional Class relative to its Broadridge group and universe medians for the three-year and since inception periods ended December 31, 2021 and the underperformance of its Institutional Class relative to its Broadridge group and universe medians for the one-year period ended December 31, 2021. The Fund’s one-year, three-year and since inception rolling returns as of December 31, 2021 ranked in the third, second and second quartiles, respectively, according to Morningstar data. The Trustees also considered the fact that the Fund had underperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, for the one-year period ended December 31, 2021 and outperformed the benchmark for the three-year and since inception period ended December 31, 2021.
The Trustees considered the expertise of Income Research + Management (“IR+M”) in managing assets generally and in the core bond asset class specifically, noting that IR+M managed approximately $16.5 billion in assets in this asset class, out of a firm-wide total of approximately $96.0 billion in assets under management as of December 31, 2021. The Trustees also noted the experience of the Fund’s portfolio managers in this asset class.
The Trustees observed that the Broadridge comparison of contractual management fees for the Fund’s expense group, assuming an asset level of $150 million, showed the Fund’s management fee was below the group median for the Institutional Class. The actual total expense ratio of the Fund’s Institutional Class was below the group median and above the universe median. The Trustees considered that the Fund’s management fee and total expense ratio had been reduced effective December 1, 2021 and that had those lower fees and expense ratios been in effect during 2021, the Fund’s management fee and expense ratio would have been in the first quintile of its expense group. The Trustees also considered that Harbor Capital had agreed to continue the Fund’s existing contractual fee waiver/expense reimbursement arrangement until at least February 28, 2023. The Trustees noted that Harbor Capital’s profitability in operating the Fund was not excessive.
Harbor Core Plus Fund. The Trustees considered Harbor Core Plus Fund (formerly, Harbor Bond Fund) (inception date December 29, 1987), noting the Fund’s outperformance relative to its Broadridge universe median for the one- and five-year periods and underperformance relative to its Broadridge group and universe medians for the three-year period ended December 31, 2021 and its Broadridge group median for the one- and five-year periods ended December 31, 2021. The Fund’s one-, three- and five-year rolling returns as of December 31, 2021 each ranked in the second quartile, according to Morningstar data. The Trustees also considered the fact that Harbor Bond Fund had outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, for the one-, three- and five-year periods ended December 31, 2021. The Trustees noted the fact that IR+M had been appointed the Fund’s subadviser for an initial two-year term effective February 2, 2022 and therefore the Fund’s performance for the periods shown was not attributable to IR+M.

Harbor Funds
Additional Information—Continued

ADVISORY AGREEMENT APPROVALS—Continued
The Trustees considered the expertise of IR+M in managing assets generally and in the bond asset class specifically, noting that IR+M managed approximately $469 million in core plus assets out of a firm-wide total of approximately $96.0 billion in assets under management as of December 31, 2021. The Trustees also noted the experience of the Fund’s portfolio managers in this asset class.
The Trustees observed that the Broadridge comparison of contractual management fees for the Fund’s expense group, assuming an asset level of $1.58 billion, showed the Fund’s management fee was above the group median for the Institutional Class. The actual total expense ratio of the Fund’s Institutional Class was below the Broadridge group median and above the universe median expense ratios. The Trustees considered that the Fund’s management fee and total expense ratio had been reduced effective February 2, 2022 and that had those lower fees and expense ratios been in effect during 2021, the Fund’s management fee and expense ratio would have been in the first quintile of its expense group. The Trustees also considered that Harbor Capital had agreed to continue the Fund’s existing contractual fee waiver/expense reimbursement arrangement until at least February 28, 2023. The Trustees noted that Harbor Capital’s profitability in operating the Fund was not excessive.
Harbor Disruptive Innovation Fund. The Trustees considered Harbor Disruptive Innovation Fund (inception date November 1, 2000, formerly Harbor Mid Cap Growth Fund (change effective September 1, 2021)), noting that, according to the Broadridge report, the Fund’s Institutional Class had underperformed its Broadridge group and universe medians for the one-year period ended December 31, 2021, while outperforming its Broadridge group and universe medians for the three- and five-year periods ended December 31, 2021. The Trustees considered that the Fund’s one-, three- and five-year rolling returns as of December 31, 2021 ranked in the fourth, second and first quartile, respectively, according to Morningstar. The Trustees considered that the Fund had underperformed its primary benchmark, the S&P 500 Index, for the one-year period ended December 31, 2021 and outperformed the benchmark for the three- and five-year periods ended December 31, 2021.
The Trustees noted the fact that 4BIO Partners LLP (“4BIO Capital”), NZS Capital, LLC (“NZS Capital”), Sands Capital Management, LLC (“Sands Capital”), Tekne Capital Management, LLC (“Tekne”), and Westfield Capital Management Company, L.P. (“Westfield Capital”) had been appointed as the Fund’s subadvisers for an initial two-year term effective September 1, 2021 and that performance prior to that date is not attributable to 4BIO Capital, NZS Capital, Sands Capital, Tekne, and Westfield Capital. The Trustees further noted that, prior to that date, the Fund was compared to a different benchmark index. The Trustees considered the expertise of 4BIO Capital, NZS Capital, Sands Capital, Tekne, and Westfield Capital in the asset classes for which they provide model portfolios.
The Trustees observed that the Broadridge comparison of contractual management fees for the Fund’s expense group, assuming an asset level of $350 million, showed that the Fund’s contractual management fee was below the group median for the Institutional Class. The Broadridge data also showed that the actual total expense ratio for the Fund’s Institutional Class was below its group median and below its universe median. The Trustees considered that the Fund’s management fee rate was reduced in connection with the repositioning of the Fund as Harbor Disruptive Innovation Fund. The Trustees also considered that Harbor Capital had agreed to continue the Fund’s existing contractual fee waiver/expense reimbursement arrangement until at least August 21, 2022. The Trustees noted that Harbor Capital’s profitability in operating the Fund was not excessive.
Harbor Diversified International All Cap Fund. The Trustees considered Harbor Diversified International All Cap Fund (inception date November 2, 2015), noting that its Institutional Class performance was above its Broadridge group median for the one-year period ended December 31, 2021, its Broadridge group and universe medians for the three-year periods ended December 31, 2021, and its universe median for the five-year period ended December 31, 2021, and below its Broadridge universe median for the one-year period ended December 31, 2021 and its Broadridge group median for the five-year period ended December 31, 2021. The Morningstar data presented showed that the Fund’s one-, three- and five-year rolling returns as of December 31, 2021 ranked in the third, second and second quartiles, respectively. The Trustees noted that the Fund had outperformed its benchmark, the MSCI All Country World Ex. U.S. (ND) Index, for the one-, three- and five-year periods ended December 31, 2021.
The Trustees considered the expertise of Marathon Asset Management LLP (“Marathon-London”) in managing assets generally and in the strategy used with respect to the Fund specifically, noting that Marathon-London managed approximately $5.8 billion in assets in this strategy, out of a firm-wide total of approximately $57.0 billion in assets under management. The Trustees also noted the experience of the Fund’s portfolio managers in this asset class.
The Trustees noted that the Broadridge comparison of contractual management fees for the Fund’s expense group, assuming an asset level of $1.23 billion, showed the Fund’s management fee was below the group median for the Institutional Class. The actual total expense ratio for the Fund’s Institutional Class was below the group and universe median expense ratios. The Trustees also considered that Harbor Capital had agreed to continue the Fund’s existing contractual fee waiver/expense reimbursement arrangement until at least February 28, 2023. The Trustees noted that Harbor Capital’s profitability in operating the Fund was not excessive.

Harbor Funds
Additional Information—Continued

ADVISORY AGREEMENT APPROVALS—Continued
Harbor Emerging Markets Equity Fund. The Trustees considered Harbor Emerging Markets Equity Fund (inception date November 1, 2013), noting that according to the Broadridge report, the Fund’s Institutional Class performance was above its Broadridge group and universe medians for the one-, three- and five-year periods ended December 31, 2021. The Morningstar data presented ranked the Fund’s one-, three- and five-year rolling returns as of December 31, 2021 in the second, first and first quartiles, respectively. The Trustees also considered the fact that the Fund had outperformed its benchmark, the MSCI Emerging Markets (ND) Index, for the one-, three- and five-year periods ended December 31, 2021.
The Trustees considered the expertise of Marathon-London in managing assets generally and in the strategy used with respect to the Fund specifically, noting that Marathon-London managed approximately $537.0 million in assets in this strategy, out of a firm-wide total of approximately $57.0 billion in assets under management. The Trustees also noted the experience of the Fund’s portfolio manager in this asset class and recent changes to the portfolio management team.
The Trustees observed that the Broadridge comparison of contractual management fees for the Fund’s expense group, assuming an asset level of $50 million, showed the Fund’s contractual management fee was below the group median for the Institutional Class. The Trustees also noted that the Fund’s actual total expense ratio for the Institutional Class was below the Broadridge group and universe median expense ratios. The Trustees also considered that Harbor Capital had agreed to continue the Fund’s existing contractual fee waiver/expense reimbursement arrangement until at least February 28, 2023. The Trustees noted that Harbor Capital’s profitability in operating the Fund was negative.
Harbor Focused International Fund. The Trustees considered Harbor Focused International Fund (inception date June 1, 2019), noting that according to the Broadridge report, the Fund’s Institutional Class performance was equal to its Broadridge group median for the one-year period ended December 31, 2021, above its Broadridge group median for the since inception period ended December 31, 2021, and below its Broadridge universe median for the one-year and since inception periods ended December 31, 2021. The Morningstar data presented ranked each of the Fund’s one-year and since inception rolling returns as of December 31, 2021 in the third quartile. The Trustees also considered the fact that the Fund had underperformed its benchmark, the MSCI All Country World Ex U.S. (ND) Index, for the one-year period ended December 31, 2021 and outperformed its benchmark for the since inception period ended December 31, 2021.
The Trustees considered the expertise of Comgest Asset Management International Limited (“CAMIL”) in managing assets generally and in the strategy used with respect to the Fund specifically, noting that CAMIL managed approximately $96.0 million in assets in this strategy, out of a firm-wide total of approximately $46.9 billion in assets under management. The Trustees also noted the experience of the Fund’s portfolio managers in this asset class.
The Trustees observed that the Broadridge comparison of contractual management fees for the Fund’s expense group, assuming an asset level of $50 million, showed the Fund’s contractual management fee was below the group median for the Institutional Class. The Trustees also noted that the Fund’s actual total expense ratio for the Institutional Class was below the Broadridge group and universe median expense ratios. The Trustees also considered that Harbor Capital had agreed to continue the Fund’s existing contractual fee waiver/expense reimbursement arrangement until at least February 28, 2023. The Trustees noted that Harbor Capital’s profitability in operating the Fund was negative.
Harbor Global Leaders Fund. The Trustees considered Harbor Global Leaders Fund (inception date March 1, 2009) and observed that its Institutional Class performance was above its Broadridge universe median for the five-year period ended December 31, 2021 and below its Broadridge group and universe medians for the one- and three-year periods ended December 31, 2021 and group median for the five-year period ended December 31, 2021. The Morningstar data presented showed that the Fund’s one-, three- and five-year rolling returns ranked in the fourth, third, and second quartiles for the periods ended December 31, 2021. The Trustees noted that the Fund had underperformed its benchmark, the MSCI All Country World (ND) Index, for the one-year period ended December 31, 2021 and outperformed the benchmark for the three- and five-year periods ended December 31, 2021.
The Trustees considered the expertise of Sands Capital in managing assets generally and in the international equity asset class specifically, noting that Sands Capital managed approximately $3.9 billion in assets in this asset class, out of a firm-wide total of approximately $73.1 billion in assets under management. The Trustees also noted the experience of the Fund’s portfolio managers in this asset class.
The Trustees noted that the Broadridge comparison of contractual management fees for the Fund’s expense group, assuming an asset level of $150 million, showed the Fund’s management fee was below the group median for the Institutional Class. The actual total expense ratio for the Fund’s Institutional Class was also below the group and universe median expense ratios. The Trustees also considered that Harbor Capital had agreed to continue the Fund’s existing contractual fee waiver/expense reimbursement arrangement until at least February 28, 2023. They noted that the Adviser’s profitability in operating the Fund was not excessive.

Harbor Funds
Additional Information—Continued

ADVISORY AGREEMENT APPROVALS—Continued
Harbor High-Yield Bond Fund. The Trustees considered Harbor High-Yield Bond Fund (inception date December 1, 2002), noting its underperformance relative to its Broadridge group and universe medians for the one-, three- and five-year periods ended December 31, 2021. The Fund’s one-, three- and five-year rolling returns as of December 31, 2021 ranked in the third, third and second quartiles, respectively, according to Morningstar data. The Trustees also considered the fact that the Fund had underperformed its primary benchmark, the ICE BofA U.S. Non-Distressed High Yield Index, for the one-, three- and five-year periods ended December 31, 2021. The Trustees considered that the Fund’s subadviser, Shenkman Capital, utilizes a more conservative high yield bond investment strategy that often underperforms in periods when high-yield bonds are generally performing well.
The Trustees considered the expertise of Shenkman Capital in managing assets generally and in the high-yield asset class specifically, noting that Shenkman Capital managed approximately $4.8 billion in assets in this asset class, out of a firm-wide total of approximately $30.9 billion in assets under management. The Trustees also noted the experience of the Fund’s portfolio managers, one of whom is the founder of the firm, in this asset class.
The Trustees observed that the Broadridge comparison of contractual management fees for the Fund’s expense group, assuming an asset level of $375 million, showed the Fund’s management fee was above the group median for the Institutional Class. The actual total expense ratio of the Fund’s Institutional Class was below the group and universe medians. The Trustees also considered that Harbor Capital had agreed to continue the Fund’s existing contractual fee waiver/expense reimbursement arrangement until at least February 28, 2023. The Trustees noted that Harbor Capital’s profitability in operating the Fund was not excessive.
Harbor International Fund. The Trustees considered Harbor International Fund (inception date December 29, 1987), noting the outperformance of its Institutional Class relative to its Broadridge group and universe medians for the three-year period ended December 31, 2021 and underperformance relative to its Broadridge group and universe medians for the one- and five-year periods ended December 31, 2021. The Morningstar data presented showed that the Fund’s one-, three- and five-year rolling returns as of December 31, 2021 ranked in the third, second and third quartiles, respectively. The Trustees also considered that the Fund had underperformed its benchmark, the MSCI EAFE® (ND) Index, for the one- and five-year periods ended December 31, 2021 and outperformed the benchmark for the three-year period ended December 31, 2021.
The Trustees considered the expertise of Marathon-London in managing assets generally and in the strategy used with respect to the Fund specifically, noting that Marathon-London managed approximately $28.7 billion in this asset class, out of a firm-wide total of approximately $57.0 billion in assets under management. The Trustees also noted the experience of the Fund’s portfolio managers in this asset class.
The Trustees noted that the Broadridge comparison of contractual management fees for the Fund’s expense group, assuming an asset level of $4.63 billion, showed the Fund’s management fee was above the group median for the Institutional Class. The actual total expense ratio for the Institutional Class was below the group and universe median expense ratios. The Trustees also considered that Harbor Capital had agreed to continue the Fund’s existing contractual fee waiver/expense reimbursement arrangement until at least February 28, 2023. The Trustees noted that Harbor Capital’s profitability in operating the Fund was not excessive.
Harbor International Growth Fund. The Trustees considered Harbor International Growth Fund (inception date November 1, 1993) and observed that its Institutional Class performance outperformed its Broadridge group and universe medians for the three- and five-year periods ended December 31, 2021 and underperformed its Broadridge group and universe medians for the one-year period ended December 31, 2021. The Morningstar data presented showed that the Fund’s one-, three- and five-year rolling returns as of December 31, 2021 ranked in the fourth, second and second quartiles. The Trustees noted that the Fund had underperformed its benchmark, the MSCI All Country World Ex. U.S. (ND) Index, for the one-year period ended December 31, 2021 and outperformed the benchmark for the three- and five-year periods ended December 31, 2021.
The Trustees considered the expertise of Baillie Gifford Overseas Limited (“Baillie Gifford”) in managing assets generally and in the ACWI ex-US Focus strategy specifically, noting that Baillie Gifford managed approximately $15.5 billion in assets in this strategy, out of a firm-wide total of approximately $454.9 billion in assets under management. The Trustees also noted the experience of the Fund’s portfolio managers in this asset class.
The Trustees noted that the Broadridge comparison of contractual management fees for the Fund’s expense group, assuming an asset level of $875 million, showed the Fund’s management fee was above the group median for the Institutional Class. The actual total expense ratio for the Fund’s Institutional Class was equal to the group median and above the universe median expense ratios. The Trustees also considered that Harbor Capital had agreed to continue the Fund’s existing contractual fee waiver/expense reimbursement arrangement until at least February 28, 2023. The Trustees noted that the Adviser’s profitability in operating the Fund was not excessive.

Harbor Funds
Additional Information—Continued

ADVISORY AGREEMENT APPROVALS—Continued
Harbor International Small Cap Fund. The Trustees considered Harbor International Small Cap Fund (inception date February 1, 2016), and observed that its Institutional Class performance was above its Broadridge group and universe medians for the one-, three- and five-year periods ended December 31, 2021. The Morningstar data presented ranked the Fund’s one-, three- and five-year rolling returns as of December 31, 2021 each in the first quartile. The Trustees noted that the Fund had outperformed its benchmark, the MSCI EAFE Small Cap (ND) Index, for the one-, three- and five-year periods ended December 31, 2021.
The Trustees considered the expertise of Cedar Street in managing assets generally and in the international small cap asset class specifically, noting that Cedar Street managed approximately $213.6 million in assets in this strategy out of a firm-wide total of approximately $279.0 million in assets under management. The Trustees also noted the experience of the Fund’s portfolio managers in this asset class.
The Trustees noted that the Broadridge comparison of contractual management fees for the Fund’s expense group, assuming an asset level of $75 million, showed the Fund’s management fee was below the group median for the Institutional Class. The actual total expense ratio for the Fund’s Institutional Class was also below the group and universe median expense ratios. The Trustees also considered that Harbor Capital had agreed to continue the Fund’s existing contractual fee waiver/expense reimbursement arrangement until at least February 28, 2023. The Trustees noted that Harbor Capital’s profitability in operating the Fund was not excessive.
Harbor Large Cap Value Fund. The Trustees considered Harbor Large Cap Value Fund (inception date December 29, 1987), noting the Fund’s Institutional Class underperformance relative to both its group and universe medians for the one-year period ended December 31, 2021, and the Fund’s Institutional Class outperformance relative to both its group and universe medians for the three- and five-year periods ended December 31, 2021, according to Broadridge data. The Morningstar data presented showed that the Fund’s one-, three- and five-year rolling returns ranked in the third, first and first quartile for the periods ended December 31, 2021. The Trustees also noted that the Fund had underperformed its benchmark, the Russell 1000® Value Index, for the one-year period ended December 31, 2021 and outperformed the benchmark for the three- and five-year periods ended December 31, 2021.
The Trustees considered the expertise of Aristotle Capital Management, LLC (“Aristotle”) in managing assets generally and in the large cap value asset class specifically, noting that Aristotle managed approximately $2.6 billion in assets in the value equity strategy used by the Fund, out of a firm-wide total of approximately $60.4 billion in assets under management. The Trustees also noted the experience of the Fund’s portfolio managers in this asset class.
The Trustees noted that the Broadridge comparison of contractual management fees for the Fund’s expense group, assuming an asset level of $2.58 billion, showed the Fund’s management fee was below the group median for the Institutional Class, and the actual total expense ratio for the Fund’s Institutional Class was below its group median and above its universe median expense ratios. The Trustees also considered that Harbor Capital had agreed to continue the Fund’s contractual fee waiver/expense reimbursement arrangement until at least February 28, 2023. The Trustees noted that the Adviser’s profitability in operating the Fund was not excessive.
Harbor Mid Cap Fund. The Trustees considered Harbor Mid Cap Fund (inception date December 1, 2019), noting the Fund’s median-performance relative to its Broadridge group for the one-year period ended December 31, 2021, underperformance relative to its universe medians for the one-year period ended December 31, 2021, and outperformance relative to its Broadridge group and universe medians for the since inception period ended December 31, 2021. According to the Morningstar data presented, the Fund’s one-year and since inception rolling returns ranked in the second and first quartiles, respectively, for the period ended December 31, 2021. The Trustees also noted that the Fund had outperformed its benchmark, the Russell Midcap® Index, for the one-year and since inception periods ended December 31, 2021.
The Trustees considered the expertise of EARNEST Partners LLC (“EARNEST”) in managing assets generally and in the mid cap asset class specifically, noting that EARNEST managed approximately $1.6 billion in assets in this asset class, out of a firm-wide total of approximately $28.6 billion in assets under management. The Trustees also noted the experience of the Fund’s portfolio manager in this asset class, noting that he is the founder of EARNEST.
The Trustees observed that the Broadridge comparison of contractual management fees for the Fund’s expense group, assuming an asset level of $75 million, showed the Fund’s management fee was equal to the group median for the Institutional Class. The actual total expense ratio for the Fund’s Institutional Class was below the group median and above the universe median expense ratios. The Trustees also considered that Harbor Capital had agreed to continue the Fund’s contractual fee waiver/expense reimbursement arrangement until at least February 28, 2023. The Trustees noted that Harbor Capital’s profitability in operating the Fund was not excessive.

Harbor Funds
Additional Information—Continued

ADVISORY AGREEMENT APPROVALS—Continued
Harbor Mid Cap Value Fund. The Trustees considered Harbor Mid Cap Value Fund (inception date March 1, 2002), noting the Fund’s Institutional Class performance was above its Broadridge group and universe medians for the one-year period ended December 31, 2021, and below its Broadridge group and universe medians for the three-and five-year periods ended December 31, 2021, according to the Broadridge report. The Morningstar data presented showed that the Fund’s one-, three- and five-year rolling returns ranked in the second, fourth and fourth quartile, respectively, for the periods ended December 31, 2021. The Trustees considered the fact that the Fund had underperformed its benchmark, the Russell Mid Cap® Value Index, for the one-year period ended December 31, 2021 and underperformed the benchmark for three- and five-year periods ended December 31, 2021.
The Trustees considered the expertise of LSV Asset Management (“LSV”) in managing assets generally and in the mid cap value asset class specifically, noting that LSV managed approximately $1.9 billion in assets in this asset class, out of a firm-wide total of approximately $108.7 billion in assets under management. The Trustees also noted the experience of the Fund’s portfolio managers in this asset class, noting that one of the portfolio managers was a founding partner of LSV.
The Trustees noted that the Broadridge comparison of contractual management fees for the Fund’s expense group, assuming an asset level of $450 million, showed the Fund’s management fee was below the group median for the Institutional Class. The actual total expense ratio for the Fund’s Institutional Class was below the group median and above the universe median expense ratios. The Trustees also considered that Harbor Capital had agreed to continue the Fund’s existing contractual fee waiver/expense reimbursement arrangement until at least February 28, 2023. The Trustees noted that the Adviser’s profitability in operating the Fund was not excessive.
Harbor Money Market Fund. The Trustees considered Harbor Money Market Fund (inception date December 29, 1987), noting the Fund’s outperformance relative to its group and universe medians for the one-, three- and five-year periods ended December 31, 2021, according to Broadridge. The Trustees considered the Fund’s performance record relative to its benchmark, the ICE BofA US 3-Month Treasury Bill Index, noting that the Fund had underperformed the benchmark for the one-, three- and five-year periods ended December 31, 2021. The Trustees noted that the Fund operates as a “government money market fund,” as defined in Rule 2a-7 under the Investment Company Act.
The Trustees considered the expertise of BNP Paribas Asset Management USA, Inc. (“BNPP AM US”) in managing assets generally and in the short duration fixed income asset class specifically. BNPP AM US managed approximately $8.5 billion in short duration assets, out of a firm-wide total of approximately $581.5 billion in assets under management (reflecting the assets of BNP Paribas Asset Management), as of September 30, 2021. The Trustees also noted the experience of the Fund’s portfolio manager in this asset class.
The Trustees considered that the Broadridge comparison of contractual management fees for the Fund’s expense group, assuming an asset level of $100 million, showed that the Fund’s management fee was below the group median for the Institutional Class. The actual total expense ratio of the Fund’s Institutional Class was below the group and universe medians. The Trustees also considered that Harbor Capital had agreed to continue the Fund’s existing contractual fee waiver/expense reimbursement arrangement until at least February 28, 2023 and that Harbor Capital was waiving additional amounts on a voluntary basis. The Trustees noted that Harbor Capital’s profitability in operating the Fund was negative.
Harbor Overseas Fund. The Trustees considered Harbor Overseas Fund (inception date March 1, 2019) and observed that its Institutional Class performance was above its Broadridge group and universe medians for the one-year and since inception periods ended December 31, 2021. The Morningstar data presented ranked the Fund’s one-year and since inception rolling returns as of December 31, 2021 each in the first quartile. The Trustees noted that the Fund had outperformed its benchmark, the MSCI EAFE (ND) Index, for the one-year and since inception periods ended December 31, 2021.
The Trustees considered the expertise of Acadian Asset Management LLC (“Acadian”) in managing assets generally and in the international small cap asset class specifically, noting that Acadian managed approximately $8.7 billion in assets in this strategy out of a firm-wide total of approximately $117.2 billion in assets under management. The Trustees also noted the experience of the Fund’s portfolio managers in this asset class.
The Trustees noted that the Broadridge comparison of contractual management fees for the Fund’s expense group, assuming an asset level of $75 million, showed the Fund’s management fee was below the group median for the Institutional Class. The actual total expense ratio for the Fund’s Institutional Class was also below the group median and above the universe median expense ratios. The Trustees also considered that Harbor Capital had agreed to continue the Fund’s existing contractual fee waiver/expense reimbursement arrangement until at least February 28, 2023. The Trustees noted that Harbor Capital’s profitability in operating the Fund was negative.

Harbor Funds
Additional Information—Continued

ADVISORY AGREEMENT APPROVALS—Continued
Harbor Small Cap Growth Fund. The Trustees considered Harbor Small Cap Growth Fund (inception date November 1, 2000), noting that according to the Broadridge report, the Fund’s Institutional Class performance was at its Broadridge group median for the one-year period ended December 31, 2021, below its universe median for the one-year period ended December 31, 2021, and above its Broadridge group and universe medians for the three- and five-year periods ended December 31, 2021. The Morningstar data presented ranked each of the Fund’s one-, three- and five-year rolling returns as of December 31, 2021 in the third, first and second quartile, respectively. The Trustees also considered the fact that Harbor Small Cap Growth Fund had outperformed its benchmark, the Russell 2000® Growth Index, for the one-, three- and five-year periods ended December 31, 2021.
The Trustees considered the expertise of Westfield Capital in managing assets generally and in the small cap growth asset class specifically, noting that Westfield Capital managed approximately $2.4 billion in assets in this asset class, out of a firm-wide total of approximately $17.0 billion in assets under management. The Trustees also noted the experience of the Fund’s portfolio managers in this asset class.
The Trustees observed that the Broadridge comparison of contractual management fees for the Fund’s expense group, assuming an asset level of $1.2 billion, showed the Fund’s contractual management fee was below the group median for the Institutional Class. The Trustees noted that the Fund’s actual total expense ratio for the Institutional Class was below the Broadridge group and universe median expense ratios. The Trustees noted that Harbor Capital’s profitability in operating the Fund was not excessive.
Harbor Small Cap Value Fund. The Trustees considered Harbor Small Cap Value Fund (inception date December 14, 2001), noting the Fund’s underperformance relative to its Broadridge group and universe medians for the one-year period ended December 31, 2021 and outperformance relative to its Broadridge group and universe medians for the three- and five-year periods ended December 31, 2021. According to the Morningstar data presented, the Fund’s one-, three- and five-year rolling returns ranked in the fourth, second and first quartile, respectively, for the periods ended December 31, 2021. The Trustees also considered the fact that the Fund underperformed its benchmark, the Russell 2000® Value Index, for the one-year period ended December 31, 2021 and outperformed the benchmark for the three- and five-year periods ended December 31, 2021.
The Trustees considered the expertise of EARNEST in managing assets generally and in the small cap value asset class specifically, noting that EARNEST managed approximately $7.0 billion in assets in this asset class, out of a firm-wide total of approximately $28.6 billion in assets under management. The Trustees also noted the experience of the Fund’s portfolio manager in this asset class, noting that he is the founder of EARNEST.
The Trustees observed that the Broadridge comparison of contractual management fees for the Fund’s expense group, assuming an asset level of $2.7 billion, showed the Fund’s management fee was below the group median for the Institutional Class. The actual total expense ratio for the Fund’s Institutional Class was below the group and universe median expense ratios. The Trustees noted that Harbor Capital’s profitability in operating the Fund was not excessive.
Harbor Strategic Growth Fund. The Trustees considered Harbor Strategic Growth Fund (inception date March 1, 2017) and its Institutional Class performance (including predecessor fund performance) in relation to its Broadridge universe and group for the one-, three- and five-year periods ended December 31, 2021, noting that Harbor Strategic Growth Fund had outperformed its Broadridge universe median for the one-year period ended December 31, 2021 and underperformed its Broadridge group median for the one-year period ended December 31, 2021 and its Broadridge group and universe medians for the three- and five-year periods ended December 31, 2021. The Fund’s one-, three- and five-year rolling returns as of December 31, 2021 ranked in the second, fourth and fourth quartile, respectively, according to Morningstar. The Trustees also considered that the Fund had underperformed its benchmark, the Russell 1000® Growth Index, for the one-, three- and five-year periods ended December 31, 2021.
The Trustees considered the expertise of Mar Vista Investment Partners, LLC (“Mar Vista”) in managing assets generally and specifically with respect to the Fund’s asset class, noting that Mar Vista had approximately $5.3 billion in assets under advisement in this asset class, out of a firm-wide total of approximately $5.6 billion in assets under advisement. The Trustees also noted the experience of the Fund’s portfolio managers in this asset class, noting that Mar Vista had also managed the predecessor fund since 2011, prior to its reorganization into Harbor Strategic Growth Fund.
The Trustees observed that the Broadridge comparison of contractual management fees for the Fund’s expense group, assuming an asset level of $125 million, showed that the Fund’s contractual management fee was below the group median for the Institutional Class. The actual total expense ratio for the Fund’s Institutional Class was below the group median and above the universe median expense ratios. The Trustees also considered that Harbor Capital had agreed to continue the Fund’s existing contractual fee waiver/expense reimbursement arrangement until at least February 28, 2023. The Trustees noted that Harbor Capital’s profitability in operating the Fund was not excessive.

Harbor Funds
Additional Information—Continued

ADVISORY AGREEMENT APPROVALS—Continued
The Trustees also separately considered the allocation between Harbor Capital and each Subadviser of the relevant Fund’s investment advisory fee (i.e., the amount of the advisory fee retained by Harbor Capital relative to that paid to the relevant Subadviser as a subadvisory fee). They determined in each case that the allocation was reasonable and the product of arm’s length negotiation between Harbor Capital and the Subadviser.
Profitability
The Trustees also considered Harbor Capital’s profitability in operating each of the Funds (as well as on a fund complex-wide basis) as presented by Harbor Capital, and the allocation methodology used by Harbor Capital to compute such profitability. The Trustees concluded that the allocation methodology was reasonable and that a reasonable level of profitability was important to provide suitable incentives for Harbor Capital to continue to attract and maintain high-quality personnel and to invest in infrastructure and other resources to support and enhance the Funds’ operations. In considering Harbor Capital’s profitability generally, the Trustees also reviewed the compensation received by Harbor Services Group and Harbor Funds Distributors in consideration of the transfer agency and distribution services, respectively, that are provided to the Funds and any other benefits enjoyed by Harbor Capital and its affiliates as a result of their relationship with the Funds.
The Trustees also considered that profitability calculations with respect to advisory, transfer agency and distribution operations vary significantly depending on whether revenues on which the calculation is based are taken gross or net of amounts paid to third parties, such as subadvisory fee expenses and certain transfer agency expenses, and noted that subadvisory fee expenses are a direct expense of Harbor Capital. The Trustees also noted that Harbor Capital was, in certain cases, waiving a portion of its advisory fee and/or paying or reimbursing a portion of Fund expenses. The Trustees determined that Harbor Capital’s profitability in operating each Fund was not excessive.
Economies of Scale
The Trustees also considered the extent to which economies of scale might be realized as each Fund grows, and the extent to which each Fund’s advisory fee level reflects these economies of scale for the benefit of Fund investors. The Trustees specifically considered whether any advisory fee reduction “breakpoints” should be added to the advisory fee payable by any Fund. As noted above, the Trustees concluded that Harbor Capital’s profitability in each case was not excessive. They concluded that the Funds’ fee structures reflected economies of scale to date and that breakpoints in these fee structures were not required at the present time. The Trustees noted they intend to monitor each Fund’s asset growth in connection with future reviews of each Fund’s Investment Advisory Agreement to determine whether breakpoints may be appropriate at such time.
FACTORS CONSIDERED BY THE TRUSTEES IN APPROVING THE investment ADVISORY AGREEMENTS and subadvisory agreementS OF Harbor CORE PLUS FUND (FORMERLY, HARBOR BOND FUND) and Harbor Core bond fund
The Investment Company Act of 1940, as amended, requires that each subadvisory agreement be approved initially, and following an initial two-year term, at least annually, by the Harbor Funds Board of Trustees (the “Board” or the “Trustees”), including a majority of the Independent Trustees voting separately.
At a meeting of the Board held on December 1, 2021, the Board approved a change in the name and principal investment strategy of Harbor Bond Fund (the “Fund”), together with certain related changes. As a result, Investment Research + Management (“IR+M”) replaced Pacific Investment Management Company LLC (“PIMCO”) as subadviser to the Fund.
At the meeting, the Board, including the Independent Trustees voting separately, unanimously determined, in the exercise of their business judgment, that it was in the best interests of the Fund and its shareholders for PIMCO to be replaced by IR+M as subadviser to the Fund and that the terms of the new subadvisory agreement among Harbor Funds, on behalf of the Fund, Harbor Capital and IR+M were fair and reasonable. Accordingly, the Trustees approved the new subadvisory agreement for an initial two-year term. In their deliberations, the Independent Trustees had the opportunity to meet privately without representatives of Harbor Capital or IR+M present and were represented throughout the process by legal counsel to the Independent Trustees and the Fund.
In connection with their approval of these changes, the Trustees also approved (i) an amended and restated investment advisory agreement between Harbor Capital and Harbor Funds, on behalf of the Fund, to lower the contractual fee rate payable to Harbor Capital thereunder; (ii) an amended and restated investment advisory agreement between Harbor Capital and Harbor Funds, on behalf of Harbor Core Bond Fund, to lower the contractual fee rate payable to Harbor Capital thereunder; and (iii) an amended and restated investment subadvisory agreement among Harbor Capital, Harbor Funds, on behalf of Harbor Core Bond Fund, and IR+M, to lower the contractual subadvisory fee rate paid to IR+M by Harbor Capital and to bring the terms of the agreement in line with the new subadvisory agreement for Harbor Bond Fund.

Harbor Funds
Additional Information—Continued

ADVISORY AGREEMENT APPROVALS—Continued
The Trustees considered that, given the lack of a reasonable, viable commercial growth path for the Fund, Harbor Capital determined that a change in subadviser would better enable the Fund to fulfill Harbor Capital’s goal of offering a vibrant, competitively priced, actively managed Fund that could serve shareholders over the long term and gain additional traction in the marketplace. Harbor Capital believes that the hiring of IR+M offers the Fund and its shareholders the opportunity for attractive risk-adjusted returns over the long term. Furthermore, Harbor Capital believes that IR+M’s record as a strong partner to Harbor Capital would place the Fund in a better position to continue to grow and remain viable for shareholders over the long term.
In considering potential replacement subadvisers, Harbor Capital conducted extensive research on asset managers across the fixed income universe and also relied on knowledge built from its ongoing monitoring of IR+M, as an existing Harbor Funds subadviser, and other comparable managers. That research led to the identification of IR+M as a firm in which Harbor Capital has a high degree of investment conviction. Harbor Capital believes that IR+M will provide the investment approach needed to help the Fund become both sustainable and vibrant over the long term. At a meeting held on November 14-15, 2021, the Trustees received presentations by (i) Harbor Capital regarding its recommendation, and (ii) IR+M regarding the firm’s experience, investment philosophy and process, operational and trading capabilities, and IR+M’s proposed approach to managing the Fund’s assets, among other things.
In determining whether to approve the new subadvisory agreement, the Trustees reviewed materials furnished by Harbor Capital and IR+M, including information provided by Harbor Capital regarding its assessment of the potential impact over the long term of PIMCO’s competing similar vehicles and distribution methods, and information regarding IR+M, its investment philosophy and strategies, past performance, financial condition, operational capabilities and personnel. The Trustees also took into account their knowledge of IR+M resulting from its role as subadviser to Harbor Core Bond Fund, and they considered Harbor Capital’s rationale for its recommendation to appoint IR+M to succeed PIMCO as the Fund’s subadviser.
The Trustees considered that, in recommending IR+M, Harbor Capital had conducted an extensive search for a fixed income investment adviser and believed IR+M had the potential to add value for the Fund’s shareholders.
Specific Factors
In considering the approval of the new subadvisory agreement, the Board, including the Independent Trustees, evaluated a number of factors relevant to its determination. The Board did not identify any single factor as all-important or controlling, and individual Trustees did not necessarily attribute the same weight or importance to each factor.
Among the factors considered by the Trustees in approving the new subadvisory agreement were the following:
•
The nature, extent, and quality of the services proposed to be provided by IR+M, including the background, education, expertise and experience of the investment professionals of IR+M who would provide investment management services to the Fund;
•
The favorable history, reputation, qualifications and background of IR+M, as well as the reputations, qualifications and background of IR+M’s personnel;
•
The proposed fee to be charged by IR+M to Harbor Capital for subadvisory services, including the impact of any differences between the current and proposed subadvisory fees on the portion of the advisory fee to be retained by Harbor Capital, after payment of IR+M’s fee, for the subadviser oversight, administration and manager-of-managers services Harbor Capital provides;
•
That Harbor Capital had agreed to (i) reduce its contractual management fee rate and (ii) lower the Fund’s expense caps through February 28, 2023, resulting in a reduction in the Fund’s net expense ratios;
•
The investment performance of IR+M in managing other accounts in a style similar to the style to be utilized in managing the Fund relative to the performance of a benchmark index and the performance of the Fund under PIMCO;
•
The expected impact of the implementation of the subadvisory agreement and the new investment advisory agreement on the profitability of Harbor Capital with respect to the Fund;
•
Any “fall out” benefits that might inure to Harbor Capital, IR+M and their affiliates as a result of the implementation of the new subadvisory agreement; and
•
The desire to continue to offer to Fund shareholders exposure to the fixed income asset class through a Fund that is competitively priced and viable over the long term.

Harbor Funds
Additional Information—Continued

ADVISORY AGREEMENT APPROVALS—Continued
The Trustees considered the nature, extent and quality of the services proposed to be provided by IR+M in relation to the services provided by PIMCO since the inception of the Fund on December 29, 1987. In their deliberations, the Trustees were mindful of the fact that, by choosing to invest in the Fund, the Fund’s shareholders entrusted Harbor Capital with the responsibility, subject to the approval of the Trustees, for selecting the Fund’s subadviser, overseeing and monitoring that subadviser’s performance and replacing the subadviser if necessary. The Trustees also considered as relevant to their determination the depth, knowledge and experience level of the investment team, the quality of the investment process and the culture of IR+M.
The Board discussed the presentation by IR+M and the merits of appointing IR+M as subadviser to the Fund. The Board reviewed the historical performance record of IR+M’s Core Plus strategy since its inception in 2017, noting that it had outperformed its benchmark index, the Bloomberg U.S. Aggregate Bond Index, on an annualized basis for certain periods, and that on a calendar year basis since inception, the strategy (gross of fees) had outperformed its benchmark index since its inception in 2017.
The Board considered the potential tax and financial impacts of liquidating portfolio holdings and realizing gains and incurring brokerage costs in transitioning the portfolio, and potential options for mitigating the tax consequences to Fund shareholders. The Trustees evaluated the tax ramifications of a subadviser change with respect to the estimated level of net realized and unrealized gains in the portfolio following the portfolio transition based on certain assumptions with respect to the market value of the portfolio securities and expected redemptions in the portfolio. The Board considered the portion of portfolio holdings that will likely be replaced as a result of the proposed engagement of IR+M and noted that the portfolio transition would be handled by IR+M.
The Trustees also discussed other potential options for the Fund.
Subadvisory Fee. In considering the proposed subadvisory fee payable to IR+M pursuant to the new subadvisory agreement, the Trustees compared the proposed fee to the fee payable to PIMCO under the prior subadvisory agreement. The Trustees noted that, based on the Fund’s assets as of November 22, 2021, the effective aggregate annual fee rate for the Fund under the prior subadvisory agreement with PIMCO was higher than the effective annual fee rate to be paid by the Adviser under the new subadvisory agreement with IR+M. The Trustees also considered that the reduction in subadvisory fee will enable Harbor Capital to, effective February 2, 2022, (i) reduce the Fund’s contractual management fee rate and (ii) lower the Fund’s expense caps through February 28, 2023, which will collectively result in a reduction in the Fund’s net expense ratios.
Other Agreements. The Trustees considered that, although they were being asked to approve amended investment advisory agreements for the Fund and Harbor Core Bond Fund to implement advisory fee reductions as well as an amended subadvisory agreement for Harbor Core Bond Fund to implement a subadvisory fee reduction, the Trustees would nonetheless have the opportunity to perform a full review of each such agreement in connection with their annual review of investment advisory and subadvisory agreements, at which time the Trustees would consider the nature, extent and quality of services provided; investment performance; advisory fees and expense ratios; profitability; any “fall out” benefits; and economies of scale.
As a result of these deliberations, the Trustees agreed that the Fund’s prior subadvisory agreement should be terminated and voted to approve the new subadvisory agreement with IR+M for the Fund as well as the amended and restated investment advisory and subadvisory agreements.

Review of Liqudity Risk Management Program
The Trust has adopted pursuant to Rule 22e-4 under the Investment Company Act (“Rule 22e-4”) a Liquidity Risk Management Program (the “Program”) for the Funds. The Board has designated a committee of Harbor Capital employees as the Program Administrator.
The Program is designed to assess and manage each Fund’s liquidity risk. For purposes of Rule 22e-4, “liquidity risk” is defined as the risk that a Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund. Components of the Program include: (i) periodic assessment of each Fund’s liquidity risk based on certain factors; (ii) classification of each Fund’s holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid and Illiquid) that reflect an estimate of liquidity under current market conditions; (iii) to the extent a Fund does not invest primarily in Highly Liquid investments, establishment of an appropriate Highly Liquid Investment Minimum (“HLIM”) (as defined in Rule 22e-4) for such Fund and ongoing monitoring of the Fund’s net assets to assess compliance with the Fund’s HLIM; (iv) a limit on the ability of a Fund to acquire illiquid investments in excess of 15% of the Fund’s net assets; and (v) periodic reporting to the Board.

Harbor Funds
Additional Information—Continued

Review of Liqudity Risk Management Program—Continued
At a meeting held on November 11, 2021, the Board of Trustees reviewed the operation and effectiveness of the Program for the period beginning October 1, 2020 and ending September 30, 2021 (the “period”). At the November 11, 2021 meeting, the Board reviewed a report prepared by, and received a presentation from, the Program Administrator regarding the operation of the Program, its adequacy, and the effectiveness of its implementation during the period. The Program Administrator’s report included, among other things, a review of: (i) the operation of the Program overall during the period; (ii) the activities conducted by the Program Administrator with respect to the Program; (iii) the level of portfolio investments classified into each of the four liquidity categories and the services provided by the third-party vendor engaged by the Trust to facilitate such classification with respect to certain of the Funds; and (iv) the most recent liquidity risk assessment for the Funds conducted by the Program Administrator in accordance with Rule 22e-4. Based upon its review, the Program Administrator determined that the Program was adequate and effective in facilitating the Funds’ compliance with Rule 22e-4 during the period.

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FD.SAR.MF.0422

ITEM 2 – CODE OF ETHICS
Not applicable.
ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT
Not applicable.
ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES
Not applicable.
ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS
Not applicable.
ITEM 6 – INVESTMENTS
(a)
The Registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the report to shareholders filed under Item 1 of this report on Form N-CSR.
(b)
Not applicable.
ITEM 7 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.
ITEM 8 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.
ITEM 9 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS
Not applicable.
ITEM 10 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees since the date of the Registrant’s prior report on Form N-CSR.
ITEM 11 – CONTROLS AND PROCEDURES
(a)
The Registrant’s Principal Executive and Principal Financial Officers concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these disclosure controls and procedures as of a date within 90 days of the filing of this report.
(b)
There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 12 – DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.
ITEM 13 – EXHIBITS
(a)	A certification for each of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) is attached hereto.
(b)	A certification as required by Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed June 23, 2022 on its behalf by the undersigned, thereunto duly authorized.
HARBOR FUNDS
By: /s/ Charles F. McCain

Charles F. McCain
Chairman, President and Trustee
(Principal Executive Officer)
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By:	/s/ Charles F. McCain Charles F. McCain	Chairman, President and Trustee (Principal Executive Officer)	June 23, 2022
By:	/s/ Anmarie S. Kolinski Anmarie S. Kolinski	Treasurer (Principal Financial and Accounting Officer)	June 23, 2022

Exhibit Index
Number	Description
99.CERT1	Certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
99.CERT2	Certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
99.906CERT	Certification as required by Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350).